UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage Class

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2007

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Spartan Total Market Index
Investor Class
Actual	$ 1,000.00	$ 1,050.70	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,051.00	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.78	$ .36
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 1,028.10	$ .51
Hypothetical A	$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,028.20	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.78	$ .36
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 1,059.70	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,060.00	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

Semiannual Report

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Total Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan Extended Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan International Index
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.9	2.6
General Electric Co.	2.3	2.2
AT&T, Inc.	1.5	1.4
Microsoft Corp.	1.4	1.5
Citigroup, Inc.	1.4	1.5
Bank of America Corp.	1.3	1.4
Procter & Gamble Co.	1.2	1.3
Cisco Systems, Inc.	1.2	1.0
Chevron Corp.	1.1	0.9
Johnson & Johnson	1.1	1.1
	15.4
Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	21.6
Information Technology	15.5	14.5
Health Care	11.2	11.7
Industrials	11.2	10.8
Energy	10.4	9.1
Consumer Discretionary	10.4	11.3
Consumer Staples	7.9	7.9
Utilities	3.5	3.6
Materials	3.4	3.4
Telecommunication Services	3.3	3.2

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 394,842
American Axle & Manufacturing Holdings, Inc.	21,960	512,107
Amerigon, Inc. (a)	19,084	301,527
ArvinMeritor, Inc.	36,209	631,847
BorgWarner, Inc.	33,980	2,871,310
Cooper Tire & Rubber Co.	21,555	526,804
Drew Industries, Inc. (a)	13,018	511,217
Exide Technologies (a)	54,619	363,216
Fuel Systems Solutions, Inc. (a)	1,791	32,435
GenTek, Inc. (a)	4,202	129,212
Gentex Corp.	80,492	1,613,060
Hayes Lemmerz International, Inc. (a)	23,987	109,141
Johnson Controls, Inc.	91,653	10,365,954
Lear Corp. (a)	30,957	904,873
Modine Manufacturing Co.	18,795	527,200
Noble International Ltd.	15,109	300,820
Proliance International, Inc. (a)	1,414	2,899
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	21,252
Sauer-Danfoss, Inc.	8,867	237,813
Spartan Motors, Inc.	9,796	144,981
Standard Motor Products, Inc.	5,058	49,518
Stoneridge, Inc. (a)	3,821	39,891
Strattec Security Corp.	781	37,324
Superior Industries International, Inc. (d)	4,538	90,215
Tenneco, Inc. (a)	20,705	657,384
The Goodyear Tire & Rubber Co. (a)	82,731	2,288,339
TRW Automotive Holdings Corp. (a)	29,395	898,311
Visteon Corp. (a)(d)	75,964	408,686
WABCO Holdings, Inc.	24,695	1,117,696
		26,089,874
Automobiles - 0.3%
Coachmen Industries, Inc.	3,894	25,700
Fleetwood Enterprises, Inc. (a)(d)	39,400	367,208
Ford Motor Co. (d)	961,886	7,512,330
General Motors Corp.	225,204	6,922,771
Harley-Davidson, Inc.	121,032	6,510,311
Monaco Coach Corp.	5,658	75,761
National R.V. Holdings, Inc. (a)	300	240
Thor Industries, Inc.	13,911	611,945
Winnebago Industries, Inc.	10,340	275,768
		22,302,034
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	43,681
Building Materials Holding Corp. (d)	17,924	265,275
Core-Mark Holding Co., Inc. (a)	4,000	134,960
Genuine Parts Co.	72,710	3,612,233
Handleman Co.	10,146	36,729
Keystone Automotive Industries, Inc. (a)	13,445	631,243

	Shares	Value
LKQ Corp. (a)	31,375	$ 971,998
Source Interlink Companies, Inc. (a)	5,135	21,362
		5,717,481
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	66,782	3,918,100
Bright Horizons Family Solutions, Inc. (a)	13,407	531,856
Capella Education Co.	5,000	252,050
Career Education Corp. (a)	43,207	1,283,248
Coinmach Service Corp. Class A	14,000	179,340
Coinstar, Inc. (a)	25,148	821,837
Corinthian Colleges, Inc. (a)	57,826	813,034
CPI Corp.	2,388	106,887
DeVry, Inc.	33,317	1,150,436
EVCI Career Colleges, Inc. (a)	700	1,463
H&R Block, Inc.	147,602	2,928,424
INVESTools, Inc. (a)	23,100	279,279
ITT Educational Services, Inc. (a)	17,621	1,934,786
Jackson Hewitt Tax Service, Inc.	14,841	428,460
Mace Security International, Inc. (a)	1,100	2,376
Matthews International Corp. Class A	11,051	476,740
Nobel Learning Communities, Inc. (a)	1,000	13,930
Pre-Paid Legal Services, Inc. (a)	3,986	219,987
Princeton Review, Inc. (a)	17,342	115,845
Regis Corp.	25,600	845,056
Service Corp. International	123,589	1,510,258
Sotheby's Class A (ltd. vtg.)	32,312	1,398,463
Steiner Leisure Ltd. (a)	8,837	382,289
Stewart Enterprises, Inc. Class A	64,820	464,759
Strayer Education, Inc.	6,744	1,076,208
Universal Technical Institute, Inc. (a)	4,802	86,532
Weight Watchers International, Inc.	17,022	884,123
		22,105,766
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	14,058	209,605
Ambassadors Group, Inc.	12,856	498,427
American Real Estate Partners LP	3,572	421,282
Ameristar Casinos, Inc.	11,703	338,334
Applebee's International, Inc.	32,070	795,657
Bally Technologies, Inc. (a)	27,072	897,978
BJ's Restaurants, Inc. (a)	2,508	56,806
Bluegreen Corp. (a)	13,016	108,944
Bob Evans Farms, Inc.	23,966	799,745
Boyd Gaming Corp.	28,934	1,181,954
Brinker International, Inc.	49,637	1,431,531
Buca, Inc. (a)	4,631	10,466
Buffalo Wild Wings, Inc. (a)	11,242	390,884
Burger King Holdings, Inc.	21,364	506,540
California Pizza Kitchen, Inc. (a)	6,669	136,381
Carnival Corp. unit	192,878	8,793,308
CBRL Group, Inc.	9,981	373,489
CEC Entertainment, Inc. (a)	10,771	330,670
Cedar Fair LP (depository unit)	19,151	484,712
Champps Entertainment, Inc. (a)	1,600	8,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chipotle Mexican Grill, Inc. Class A (a)(d)	14,552	$ 1,513,262
Choice Hotels International, Inc.	13,552	507,929
Churchill Downs, Inc.	2,627	130,982
CKE Restaurants, Inc.	30,748	521,179
Darden Restaurants, Inc.	58,955	2,452,528
Denny's Corp. (a)	50,513	194,980
Domino's Pizza, Inc.	20,289	356,884
Dover Downs Gaming & Entertainment, Inc.	1,755	18,129
Dover Motorsports, Inc.	11,625	69,401
Empire Resorts, Inc. (a)(d)	15,456	76,507
Gaylord Entertainment Co. (a)	24,853	1,276,202
Great Wolf Resorts, Inc. (a)	13,290	190,047
Harrah's Entertainment, Inc.	85,105	7,299,456
Hilton Hotels Corp.	170,896	7,852,671
IHOP Corp. (d)	14,923	938,209
International Game Technology	153,773	5,869,515
International Speedway Corp. Class A	19,173	902,665
Interstate Hotels & Resorts, Inc. (a)	156	608
Isle of Capri Casinos, Inc. (a)(d)	7,404	137,196
Jack in the Box, Inc. (a)	15,009	933,860
Jamba, Inc. (a)(d)	40,851	278,195
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	364,118
Landry's Seafood Restaurants, Inc.	4,778	136,985
Las Vegas Sands Corp. (a)	50,901	5,074,830
Life Time Fitness, Inc. (a)(d)	18,493	1,027,656
Littlefield Corp. (a)	2,520	3,402
Lodgian, Inc. (a)	4,642	56,772
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	194,820
Marcus Corp.	23,391	494,018
Marriott International, Inc. Class A	158,821	7,054,829
McCormick & Schmick's Seafood Restaurants (a)	16,005	424,133
McDonald's Corp.	557,078	27,436,092
MGM Mirage, Inc. (a)	57,467	4,825,504
Monarch Casino & Resort, Inc. (a)	5,587	158,503
Morgans Hotel Group Co. (a)	24,428	470,972
MTR Gaming Group, Inc. (a)	6,687	66,937
Multimedia Games, Inc. (a)(d)	5,149	49,945
O'Charleys, Inc.	4,598	74,855
Orient Express Hotels Ltd. Class A	21,956	1,098,898
P.F. Chang's China Bistro, Inc. (a)	10,054	339,121
Panera Bread Co. Class A (a)	10,658	466,181
Papa John's International, Inc. (a)	8,359	211,984
Peet's Coffee & Tea, Inc. (a)(d)	12,913	326,182
Penn National Gaming, Inc. (a)	34,737	2,042,536
Pinnacle Entertainment, Inc. (a)	30,968	861,530

	Shares	Value
Premier Exhibitions, Inc. (a)	1,600	$ 25,312
Progressive Gaming International Corp. (a)(d)	38,803	198,671
Rare Hospitality International, Inc. (a)	25,753	972,691
Red Robin Gourmet Burgers, Inc. (a)	11,155	429,133
Riviera Holdings Corp. (a)	6,000	162,900
Royal Caribbean Cruises Ltd.	62,690	2,384,101
Rubio's Restaurants, Inc. (a)	5,755	62,154
Ruby Tuesday, Inc.	26,983	597,673
Ruth's Chris Steak House, Inc. (a)	25,925	430,874
Scientific Games Corp. Class A (a)	29,481	1,028,592
Shuffle Master, Inc. (a)(d)	8,895	131,913
Six Flags, Inc. (a)(d)	72,418	291,120
Sonic Corp. (a)	25,199	549,842
SPEEDUS Corp. (a)	6,200	3,782
Speedway Motorsports, Inc.	7,046	271,201
Starbucks Corp. (a)	342,296	9,430,255
Starwood Hotels & Resorts Worldwide, Inc.	98,414	6,015,064
Station Casinos, Inc.	18,596	1,633,101
Steak n Shake Co. (a)	14,127	222,642
Texas Roadhouse, Inc. Class A (a)	37,598	481,630
The Cheesecake Factory, Inc. (a)	34,919	870,531
Town Sports International Holdings, Inc. (a)	15,248	275,379
Triarc Companies, Inc. Class B	38,611	593,065
Trump Entertainment Resorts, Inc. (a)(d)	19,908	132,985
Vail Resorts, Inc. (a)	15,616	892,923
Wendy's International, Inc.	37,038	1,218,180
WMS Industries, Inc. (a)	14,767	434,740
Wyndham Worldwide Corp.	88,760	2,831,444
Wynn Resorts Ltd. (d)	37,050	4,584,197
Yum! Brands, Inc.	242,446	7,932,833
		147,645,473
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	2,940
American Greetings Corp. Class A	17,930	443,588
Avatar Holdings, Inc. (a)(d)	1,964	119,372
Bassett Furniture Industries, Inc.	2,149	24,799
Beazer Homes USA, Inc.	17,239	182,216
Black & Decker Corp.	27,533	2,388,488
Blyth, Inc.	10,848	242,561
Brookfield Homes Corp. (d)	6,161	122,111
California Coastal Communities, Inc.	6,643	103,897
Cavco Industries, Inc. (a)	896	31,468
Centex Corp.	52,169	1,508,206
Champion Enterprises, Inc. (a)(d)	29,908	345,437
Cobra Electronics Corp.	1,200	7,728
Craftmade International, Inc.	2,030	32,297
CSS Industries, Inc.	7,858	302,219
D.R. Horton, Inc.	121,138	1,830,395
Dixie Group, Inc. (a)	3,463	35,219
Dominion Homes, Inc. (a)	300	651
Ethan Allen Interiors, Inc.	8,572	288,019
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	2,030	$ 28,874
Fortune Brands, Inc.	68,127	5,660,672
Furniture Brands International, Inc. (d)	23,101	262,889
Garmin Ltd. (d)	54,152	5,514,298
Harman International Industries, Inc.	29,166	3,307,133
Helen of Troy Ltd. (a)	5,242	118,731
Hooker Furniture Corp.	15,000	275,250
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	257,140
iRobot Corp. (a)(d)	17,599	388,234
Jarden Corp. (a)	25,413	833,292
KB Home	32,440	984,230
Kimball International, Inc. Class B	4,777	64,155
Koss Corp.	1,552	30,295
La-Z-Boy, Inc. (d)	24,674	237,857
Leggett & Platt, Inc.	88,660	1,808,664
Lennar Corp. Class A	65,591	1,854,258
Lenox Group, Inc. (a)	2,200	11,110
Levitt Corp. Class A	2,687	6,288
Libbey, Inc.	3,319	60,074
Lifetime Brands, Inc.	300	6,117
M.D.C. Holdings, Inc.	20,248	900,834
M/I Homes, Inc.	2,766	50,424
Meritage Homes Corp. (a)(d)	7,048	127,710
Mohawk Industries, Inc. (a)	24,774	2,163,018
National Presto Industries, Inc.	1,194	65,861
Newell Rubbermaid, Inc.	131,166	3,382,771
NVR, Inc. (a)(d)	2,258	1,263,351
Orleans Homebuilders, Inc. (d)	3,981	28,902
Palm Harbor Homes, Inc. (a)(d)	5,872	83,089
Pulte Homes, Inc.	94,574	1,573,711
Rockford Corp. (a)(d)	2,500	5,000
Russ Berrie & Co., Inc. (a)	3,505	52,435
Ryland Group, Inc.	19,744	565,468
Sealy Corp., Inc.	8,986	137,126
Skyline Corp.	6,539	195,712
Snap-On, Inc.	26,383	1,292,239
Standard Pacific Corp. (d)	46,238	463,767
Stanley Furniture Co., Inc. (d)	5,015	86,459
Syntax-Brillian Corp. (a)(d)	35,013	227,585
Tempur-Pedic International, Inc.	32,304	933,586
The Stanley Works	39,570	2,245,202
Toll Brothers, Inc. (a)(d)	60,327	1,288,585
TOUSA, Inc. (d)	6,176	16,737
Tupperware Brands Corp.	31,899	982,170
Universal Electronics, Inc. (a)	4,760	138,040
Virco Manufacturing Co. (a)	3,120	15,881
WCI Communities, Inc. (a)(d)	14,085	131,272
Whirlpool Corp.	35,875	3,458,709
		51,596,816

	Shares	Value
Internet & Catalog Retail - 0.4%
1-800 CONTACTS, Inc. (a)	2,542	$ 61,008
1-800-FLOWERS.com, Inc. Class A (a)	28,158	299,320
Amazon.com, Inc. (a)(d)	140,952	11,263,474
Audible, Inc. (a)	1,300	13,806
Blue Nile, Inc. (a)(d)	13,187	1,113,247
Bluefly, Inc. (a)	2,800	2,548
dELiA*s, Inc. (a)	3,463	16,138
Drugstore.com, Inc. (a)	8,721	25,291
Expedia, Inc. (a)(d)	109,593	3,271,351
FTD Group, Inc.	5,971	106,105
GSI Commerce, Inc. (a)	6,423	147,793
Hollywood Media Corp. (a)	1,200	4,440
IAC/InterActiveCorp (a)	98,465	2,736,342
Liberty Media Corp. - Interactive Series A (a)	303,288	5,753,373
Netflix, Inc. (a)(d)	20,542	359,896
NutriSystem, Inc. (a)(d)	14,474	784,925
Orbitz Worldwide, Inc.	15,000	187,350
Overstock.com, Inc. (a)(d)	2,976	66,097
PC Mall, Inc. (a)	500	6,135
PetMed Express, Inc. (a)	7,165	107,403
Priceline.com, Inc. (a)(d)	16,759	1,390,662
Stamps.com, Inc. (a)	4,851	58,891
Systemax, Inc. (d)	7,631	141,937
ValueVision Media, Inc. Class A (a)	21,687	182,821
		28,100,353
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	840
Arctic Cat, Inc.	5,971	100,970
Brunswick Corp.	46,016	1,157,302
Callaway Golf Co.	39,789	649,356
Eastman Kodak Co. (d)	131,185	3,498,704
Fairchild Corp. Class A (a)	9,076	20,693
Hasbro, Inc.	66,162	1,866,430
JAKKS Pacific, Inc. (a)	19,673	442,052
Johnson Outdoors, Inc. Class A	2,747	51,341
Leapfrog Enterprises, Inc. Class A (a)(d)	5,168	37,158
Marine Products Corp. (d)	13,658	121,010
MarineMax, Inc. (a)	3,071	56,322
Mattel, Inc.	174,029	3,764,247
Meade Instruments Corp. (a)	2,600	5,148
Nautilus, Inc. (d)	6,001	57,130
Oakley, Inc.	21,558	620,224
Polaris Industries, Inc. (d)	12,951	618,410
Pool Corp. (d)	18,600	607,290
RC2 Corp. (a)	10,486	320,242
Smith & Wesson Holding Corp. (a)(d)	23,199	487,179
Steinway Musical Instruments, Inc.	5,374	171,807
Sturm Ruger & Co., Inc. (a)	42,290	771,370
		15,425,225
Media - 3.1%
4Kids Entertainment, Inc. (a)	12,821	192,443
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
ACME Communications, Inc.	6,009	$ 25,238
Alloy, Inc. (a)	1,732	13,856
Arbitron, Inc.	16,342	814,322
Ballantyne of Omaha, Inc. (a)	100	590
Belo Corp. Series A	43,507	750,061
Cablevision Systems Corp. - NY Group Class A (a)	106,125	3,560,494
Carmike Cinemas, Inc. (d)	16,306	261,548
Catalina Marketing Corp.	17,728	553,468
CBS Corp. Class B	301,010	9,484,825
Charter Communications, Inc. Class A (a)(d)	192,995	536,526
Cinemark Holdings, Inc.	11,000	197,780
Citadel Broadcasting Corp.	81,876	333,235
CKX, Inc. (a)	11,594	141,911
Clear Channel Communications, Inc.	207,683	7,738,269
Clear Channel Outdoor Holding, Inc. Class A (a)	26,451	671,326
Comcast Corp. Class A	1,387,728	36,205,824
Courier Corp.	2,999	107,784
Cox Radio, Inc. Class A (a)	27,951	385,165
Crown Media Holdings, Inc. Class A (a)(d)	9,666	65,052
Cumulus Media, Inc. Class A (a)(d)	14,350	153,545
Discovery Holding Co. Class A (a)	121,672	3,056,401
Dow Jones & Co., Inc.	30,526	1,802,560
DreamWorks Animation SKG, Inc. Class A (a)	22,370	690,115
E.W. Scripps Co. Class A	40,911	1,681,442
EchoStar Communications Corp. Class A (a)	91,822	3,885,907
EMAK Worldwide, Inc. (a)	2,676	4,014
Emmis Communications Corp. Class A	9,275	59,082
Entercom Communications Corp. Class A	17,572	374,284
Entertainment Distribution Co., Inc. (a)	8,598	11,263
Entravision Communication Corp. Class A (a)	53,671	483,576
Fisher Communications, Inc. (a)	3,105	151,803
Gannett Co., Inc.	103,407	4,860,129
GateHouse Media, Inc. (d)	31,868	414,921
Gemstar-TV Guide International, Inc. (a)	164,523	1,003,590
Getty Images, Inc. (a)	22,938	715,436
Gray Television, Inc.	8,695	77,820
Harris Interactive, Inc. (a)	6,269	27,019
Harte-Hanks, Inc.	19,946	482,294
Hearst-Argyle Television, Inc.	9,723	248,617
Idearc, Inc.	61,677	2,105,036
Image Entertainment, Inc. (a)	700	2,947
Insignia Systems, Inc. (a)	2,664	12,947
Interactive Data Corp.	21,445	586,306
Interpublic Group of Companies, Inc. (a)	235,224	2,575,703

	Shares	Value
John Wiley & Sons, Inc. Class A	25,065	$ 1,039,446
Journal Communications, Inc. Class A	22,879	237,255
Journal Register Co.	7,046	22,195
Knology, Inc. (a)(d)	33,900	535,620
Lamar Advertising Co. Class A	29,470	1,559,552
Lee Enterprises, Inc.	27,681	480,819
Liberty Global, Inc. Class A (a)	179,691	7,363,737
Liberty Media Corp. - Capital Series A (a)	64,578	7,038,356
LIN TV Corp. Class A (a)	41,885	558,327
Live Nation, Inc. (a)	34,464	713,405
LodgeNet Entertainment Corp. (a)	15,151	396,956
Martha Stewart Living Omnimedia, Inc. Class A (d)	20,190	256,009
Marvel Entertainment, Inc. (a)	22,261	503,099
McGraw-Hill Companies, Inc.	155,710	7,857,127
Media General, Inc. Class A	10,393	290,173
Mediacom Communications Corp. Class A (a)	16,061	137,322
Meredith Corp.	14,169	792,047
Morningstar, Inc. (a)	7,506	484,287
National CineMedia, Inc.	15,000	369,450
Navarre Corp. (a)(d)	6,926	26,111
New Frontier Media, Inc.	5,971	40,722
News Corp. Class A	1,102,760	22,308,835
Omnicom Group, Inc.	153,445	7,814,954
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	49,117
PRIMEDIA, Inc.	6,332	92,131
R.H. Donnelley Corp. (a)	31,733	1,866,852
Radio One, Inc. Class A (a)	27,442	106,749
RCN Corp.	19,644	282,677
Regal Entertainment Group Class A	33,163	747,494
Regent Communication, Inc. (a)	7,397	20,342
Rentrak Corp. (a)	600	7,416
Saga Communications, Inc. Class A (a)	932	6,710
Salem Communications Corp. Class A	2,015	20,694
Scholastic Corp. (a)	20,042	683,031
Sinclair Broadcast Group, Inc. Class A	28,926	360,418
Sirius Satellite Radio, Inc. (a)(d)	613,100	1,820,907
Spanish Broadcasting System, Inc. Class A (a)	8,120	23,061
Sun-Times Media Group, Inc. Class A	20,659	58,258
The DIRECTV Group, Inc. (a)	369,438	8,618,989
The McClatchy Co. Class A (d)	23,941	540,588
The New York Times Co. Class A (d)	65,376	1,436,964
The Walt Disney Co.	864,139	29,035,070
Time Warner Cable, Inc.	81,440	2,988,848
Time Warner, Inc.	1,770,994	33,613,466
TiVo, Inc. (a)	56,834	319,975
Tribune Co.	26,438	728,367
Triple Crown Media, Inc. (a)	728	5,118
Valassis Communications, Inc. (a)	32,378	295,287
Viacom, Inc. Class B (non-vtg.) (a)	281,655	11,114,106
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Virgin Media, Inc.	119,423	$ 2,842,267
Warner Music Group Corp.	28,685	329,878
Washington Post Co. Class B	2,602	1,992,221
Westwood One, Inc.	61,958	179,059
World Wrestling Entertainment, Inc. Class A	7,730	117,110
XM Satellite Radio Holdings, Inc. Class A (a)(d)	143,725	1,792,251
Young Broadcasting, Inc. Class A (a)	3,209	6,258
		250,433,957
Multiline Retail - 0.8%
99 Cents Only Stores (a)	14,698	181,520
Big Lots, Inc. (a)	50,502	1,503,445
Dillard's, Inc. Class A	23,997	569,689
Dollar Tree Stores, Inc. (a)	47,496	2,063,701
Family Dollar Stores, Inc.	61,021	1,786,695
Fred's, Inc. Class A	15,389	160,046
JCPenney Co., Inc.	89,458	6,151,132
Kohl's Corp. (a)	129,715	7,692,100
Macy's, Inc.	227,230	7,207,736
Nordstrom, Inc.	96,313	4,632,655
Retail Ventures, Inc. (a)	12,266	141,918
Saks, Inc.	49,976	808,112
Sears Holdings Corp. (a)	43,256	6,209,831
Target Corp.	360,295	23,754,249
The Bon-Ton Stores, Inc. (d)	8,752	252,233
Tuesday Morning Corp.	10,850	114,468
		63,229,530
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	69,190
Aaron Rents, Inc.	19,496	498,903
Abercrombie & Fitch Co. Class A	38,135	3,001,225
Advance Auto Parts, Inc.	42,676	1,517,559
Aeropostale, Inc. (a)	36,478	755,095
America's Car Mart, Inc. (a)	3,150	38,115
American Eagle Outfitters, Inc.	86,177	2,225,952
AnnTaylor Stores Corp. (a)(d)	32,435	1,016,513
Asbury Automotive Group, Inc.	15,449	334,007
AutoNation, Inc. (a)	70,170	1,331,827
AutoZone, Inc. (a)(d)	27,774	3,368,708
Barnes & Noble, Inc.	21,341	769,770
bebe Stores, Inc.	8,695	121,295
Bed Bath & Beyond, Inc. (a)	131,301	4,548,267
Best Buy Co., Inc.	183,093	8,046,937
Big 5 Sporting Goods Corp.	8,888	184,870
Blockbuster, Inc. Class A (a)(d)	111,889	554,969
Books-A-Million, Inc.	5,135	68,398
Borders Group, Inc.	41,722	625,830
Brown Shoe Co., Inc.	19,077	435,719
Build-A-Bear Workshop, Inc. (a)(d)	4,710	77,527
Cabela's, Inc. Class A (a)(d)	22,572	533,376

	Shares	Value
Cache, Inc. (a)	3,350	$ 56,213
CarMax, Inc. (a)	96,903	2,195,822
Casual Male Retail Group, Inc. (a)(d)	8,101	81,820
Charlotte Russe Holding, Inc. (a)	4,919	85,935
Charming Shoppes, Inc. (a)	65,546	592,536
Chico's FAS, Inc. (a)	73,993	1,182,408
Christopher & Banks Corp.	21,140	255,371
Circuit City Stores, Inc.	76,296	830,100
Citi Trends, Inc. (a)	9,399	204,334
Coldwater Creek, Inc. (a)	20,231	251,674
Collective Brands, Inc. (a)	25,320	598,312
Conn's, Inc. (a)(d)	7,047	155,034
Cost Plus, Inc. (a)(d)	4,090	16,360
CSK Auto Corp. (a)	27,526	363,894
Deb Shops, Inc.	2,378	63,445
Dick's Sporting Goods, Inc. (a)(d)	20,015	1,298,974
Dress Barn, Inc. (a)	15,692	274,610
DSW, Inc. Class A (a)(d)	18,311	557,570
E Com Ventures, Inc. (a)	325	6,549
Eddie Bauer Holdings, Inc. (a)(d)	33,562	261,784
Emerging Vision, Inc. (a)	3,800	1,250
Finish Line, Inc. Class A	30,445	171,710
Finlay Enterprises, Inc. (a)	2,985	9,403
Foot Locker, Inc.	66,737	1,115,175
Gamestop Corp. Class A (a)	65,673	3,292,844
Gap, Inc.	264,107	4,954,647
Genesco, Inc. (a)	12,717	583,583
Group 1 Automotive, Inc.	9,792	343,308
Guess?, Inc.	30,361	1,609,133
Guitar Center, Inc. (a)	17,059	965,369
Gymboree Corp. (a)	15,021	602,192
Haverty Furniture Companies, Inc.	4,389	47,050
Hibbett Sports, Inc. (a)	11,507	286,985
Home Depot, Inc.	920,993	35,283,242
Hot Topic, Inc. (a)	8,301	69,479
J. Crew Group, Inc. (a)	16,029	798,404
Jo-Ann Stores, Inc. (a)	16,826	378,585
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	371,388
Kirkland's, Inc. (a)	2,250	3,960
Limited Brands, Inc.	163,083	3,777,002
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	39,080
Lowe's Companies, Inc.	704,566	21,883,820
Midas, Inc. (a)	17,549	355,894
Monro Muffler Brake, Inc.	1,970	74,131
Mothers Work, Inc. (a)	1,194	24,417
Movie Gallery, Inc. (a)	5,200	1,877
New York & Co., Inc. (a)	22,599	149,153
O'Reilly Automotive, Inc. (a)	54,191	1,925,948
Office Depot, Inc. (a)	129,012	3,154,343
OfficeMax, Inc.	30,130	1,070,218
Pacific Sunwear of California, Inc. (a)	42,886	600,833
Penske Auto Group, Inc.	11,641	229,444
PETsMART, Inc.	64,767	2,247,415
Pier 1 Imports, Inc.	64,537	398,839
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pomeroy IT Solutions, Inc. (a)	3,416	$ 28,660
RadioShack Corp.	59,451	1,413,150
Rent-A-Center, Inc. (a)	35,909	690,171
Restoration Hardware, Inc. (a)(d)	5,982	21,057
Rex Stores Corp. (a)	3,513	66,466
Ross Stores, Inc.	70,488	1,961,681
Sally Beauty Holdings, Inc. (a)	26,732	227,757
Select Comfort Corp. (a)(d)	29,583	507,348
Sharper Image Corp. (a)(d)	2,369	12,200
Sherwin-Williams Co.	52,243	3,605,289
Shoe Carnival, Inc. (a)	3,092	53,337
Sonic Automotive, Inc. Class A (sub. vtg.)	14,398	382,987
Sport Chalet:
Class A (a)	175	1,640
Class B (a)	25	229
Stage Stores, Inc.	23,109	400,479
Staples, Inc.	336,079	7,981,876
Stein Mart, Inc.	10,292	90,364
Talbots, Inc. (d)	11,749	250,019
The Bombay Company, Inc. (a)	3,834	1,074
The Buckle, Inc.	3,504	131,085
The Cato Corp. Class A (sub. vtg.)	24,368	537,802
The Children's Place Retail Stores, Inc. (a)	8,631	248,228
The Men's Wearhouse, Inc.	22,298	1,130,063
The Pep Boys - Manny, Moe & Jack	13,830	226,674
Tiffany & Co., Inc.	65,112	3,342,199
TJX Companies, Inc.	215,615	6,574,101
Tractor Supply Co. (a)(d)	17,878	861,004
Trans World Entertainment Corp. (a)	3,463	16,380
TravelCenters of America LLC (a)	2,983	106,254
Tween Brands, Inc. (a)	17,713	522,534
Urban Outfitters, Inc. (a)	49,897	1,142,641
West Marine, Inc. (a)	3,821	52,042
Wet Seal, Inc. Class A (a)	63,290	286,704
Williams-Sonoma, Inc. (d)	34,484	1,149,352
Wilsons Leather Experts, Inc. (a)	3,977	7,238
Zale Corp. (a)	26,205	588,826
Zumiez, Inc. (a)	15,094	732,512
		161,628,341
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	2,696
Carter's, Inc. (a)	19,879	392,411
Cherokee, Inc.	2,207	83,866
Coach, Inc. (a)	169,437	7,545,030
Columbia Sportswear Co.	8,418	504,407
Crocs, Inc. (a)(d)	31,700	1,871,568
Deckers Outdoor Corp. (a)	6,699	630,979
Everlast Worldwide, Inc. (a)	1,194	38,972
Fossil, Inc. (a)	24,493	820,760
Hanesbrands, Inc. (a)	44,784	1,341,729
Iconix Brand Group, Inc. (a)	23,379	484,647

	Shares	Value
Jones Apparel Group, Inc.	55,726	$ 1,069,382
K-Swiss, Inc. Class A	15,228	367,299
Kellwood Co.	9,900	195,030
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	84,106
Liz Claiborne, Inc.	44,006	1,503,685
Maidenform Brands, Inc. (a)	15,782	268,925
Movado Group, Inc.	10,191	300,635
NIKE, Inc. Class B	150,651	8,487,677
Oxford Industries, Inc.	10,105	366,003
Perry Ellis International, Inc. (a)	2,923	79,769
Phillips-Van Heusen Corp.	27,119	1,579,139
Polo Ralph Lauren Corp. Class A	26,386	1,993,198
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	750,094
Samsonite Corp.	1,446	2,024
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	268,875
Steven Madden Ltd.	16,880	415,586
Superior Uniform Group, Inc.	1,000	11,650
Tarrant Apparel Group (a)	2,700	3,510
Timberland Co. Class A (a)	25,130	504,862
Under Armour, Inc. Class A (sub. vtg.) (a)	13,990	909,490
Unifi, Inc. (a)	7,247	17,538
Unifirst Corp.	6,314	261,273
VF Corp.	42,508	3,394,264
Volcom, Inc. (a)	13,377	522,104
Warnaco Group, Inc. (a)	16,883	589,217
Wolverine World Wide, Inc.	21,327	560,687
		38,223,087
TOTAL CONSUMER DISCRETIONARY		832,497,937
CONSUMER STAPLES - 7.9%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	334,741	16,536,205
Boston Beer Co., Inc. Class A (a)	10,271	500,814
Brown-Forman Corp. Class B (non-vtg.)	29,246	2,092,844
Central European Distribution Corp. (a)(d)	18,777	823,559
Coca-Cola Bottling Co. Consolidated	1,100	64,537
Coca-Cola Enterprises, Inc.	127,359	3,033,691
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100,381	2,427,213
Hansen Natural Corp. (a)(d)	33,985	1,526,266
Jones Soda Co. (a)(d)	17,449	188,449
Molson Coors Brewing Co. Class B	40,047	3,582,605
National Beverage Corp.	8,950	94,154
Pepsi Bottling Group, Inc.	61,386	2,123,342
PepsiAmericas, Inc.	35,504	1,050,918
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	764,555	$ 52,012,677
The Coca-Cola Co.	994,368	53,477,111
		139,534,385
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,319	771,236
Arden Group, Inc. Class A	100	13,625
BJ's Wholesale Club, Inc. (a)	24,062	842,170
Casey's General Stores, Inc.	18,554	526,191
Costco Wholesale Corp.	209,177	12,916,680
CVS Caremark Corp.	728,458	27,550,282
Ingles Markets, Inc. Class A	17,056	513,556
Kroger Co.	305,259	8,113,784
Longs Drug Stores Corp.	13,376	705,316
Nash-Finch Co.	2,706	101,502
Pathmark Stores, Inc. (a)	8,137	104,398
Performance Food Group Co. (a)	12,773	363,264
Pricesmart, Inc.	400	9,584
Rite Aid Corp. (a)(d)	341,401	1,730,903
Ruddick Corp.	23,792	775,143
Safeway, Inc.	206,520	6,552,880
Spartan Stores, Inc.	19,591	498,395
SUPERVALU, Inc.	93,897	3,957,759
Sysco Corp.	292,879	9,776,301
The Great Atlantic & Pacific Tea Co. (a)(d)	5,473	171,633
The Pantry, Inc. (a)	9,194	306,436
Topps Co., Inc.	11,607	107,829
United Natural Foods, Inc. (a)	18,561	498,177
Wal-Mart Stores, Inc.	1,192,995	52,050,372
Walgreen Co.	477,491	21,520,519
Weis Markets, Inc.	5,971	256,634
Whole Foods Market, Inc.	65,352	2,892,480
Winn-Dixie Stores, Inc. (a)(d)	23,750	497,088
		154,124,137
Food Products - 1.3%
Alico, Inc.	200	10,230
Archer-Daniels-Midland Co.	274,073	9,236,260
B&G Foods, Inc.	692	8,851
Bridgford Foods Corp. (a)	400	2,948
Bunge Ltd.	54,422	4,976,348
Campbell Soup Co.	111,874	4,223,244
Chiquita Brands International, Inc. (a)	28,314	441,698
ConAgra Foods, Inc.	224,196	5,764,079
Corn Products International, Inc.	36,817	1,664,128
Darling International, Inc. (a)	19,484	164,640
Dean Foods Co.	51,326	1,378,616
Del Monte Foods Co.	110,096	1,160,412
Diamond Foods, Inc.	8,240	137,608
Farmer Brothers Co.	3,606	82,938
Flowers Foods, Inc.	44,109	910,410

	Shares	Value
Fresh Del Monte Produce, Inc. (d)	7,652	$ 201,477
General Mills, Inc.	155,376	8,682,411
Green Mountain Coffee Roasters, Inc. (a)(d)	6,807	231,914
H.J. Heinz Co.	139,636	6,296,187
Hain Celestial Group, Inc. (a)	27,071	792,097
Hershey Co.	78,469	3,648,809
Hormel Foods Corp.	35,976	1,281,825
J&J Snack Foods Corp.	8,901	334,233
John B. Sanfilippo & Son, Inc. (a)	2,965	28,938
Kellogg Co.	115,682	6,354,412
Kraft Foods, Inc. Class A	748,735	24,004,444
Lancaster Colony Corp.	10,046	408,571
Lance, Inc.	22,781	567,475
Maui Land & Pineapple, Inc. (a)	300	8,715
McCormick & Co., Inc. (non-vtg.)	56,247	2,015,892
Omega Protein Corp. (a)	7,368	67,049
Pilgrims Pride Corp. Class B	21,585	876,135
Ralcorp Holdings, Inc. (a)	11,122	687,228
Reddy Ice Holdings, Inc.	29,155	843,454
Sanderson Farms, Inc.	4,078	171,031
Sara Lee Corp.	347,275	5,771,711
Seaboard Corp.	119	247,401
Seneca Foods Group Class A (a)	2,582	70,179
Smithfield Foods, Inc. (a)	59,644	1,952,148
Tasty Baking Co.	200	2,038
The J.M. Smucker Co.	24,747	1,361,332
Tootsie Roll Industries, Inc.	11,981	324,685
TreeHouse Foods, Inc. (a)	17,645	475,003
Tyson Foods, Inc. Class A	124,009	2,672,394
Wm. Wrigley Jr. Co.	104,590	6,092,368
Zapata Corp. (a)	880	6,072
		106,640,038
Household Products - 1.7%
Central Garden & Pet Co. (d)	38,581	493,837
Church & Dwight Co., Inc.	26,088	1,172,134
Clorox Co.	66,002	3,946,920
Colgate-Palmolive Co.	242,018	16,050,634
Energizer Holdings, Inc. (a)	24,098	2,552,701
Kimberly-Clark Corp.	214,848	14,757,909
Oil-Dri Corp. of America	750	13,013
Procter & Gamble Co.	1,481,542	96,759,508
Spectrum Brands, Inc. (a)(d)	7,046	39,739
WD-40 Co.	17,261	600,165
		136,386,560
Personal Products - 0.2%
Alberto-Culver Co.	43,673	1,011,903
Avon Products, Inc.	205,002	7,041,819
Bare Escentuals, Inc.	15,747	387,376
Chattem, Inc. (a)	10,426	643,388
Elizabeth Arden, Inc. (a)	20,607	506,932
Estee Lauder Companies, Inc. Class A	52,658	2,190,046
Herbalife Ltd.	22,497	954,998
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	5,138	$ 106,665
Mannatech, Inc. (d)	6,969	57,425
NBTY, Inc. (a)	25,612	939,960
Nu Skin Enterprises, Inc. Class A	17,056	265,391
Playtex Products, Inc. (a)	48,581	884,174
Prestige Brands Holdings, Inc. (a)	29,135	319,611
Revlon, Inc. Class A (sub. vtg.) (a)(d)	120,573	138,659
USANA Health Sciences, Inc. (a)(d)	2,496	95,048
		15,543,395
Tobacco - 1.0%
Alliance One International, Inc. (a)	62,572	481,804
Altria Group, Inc.	978,167	67,894,571
Loews Corp. - Carolina Group	58,102	4,422,724
Reynolds American, Inc.	77,332	5,113,192
Star Scientific, Inc. (a)	17,410	17,410
Universal Corp.	12,506	614,420
UST, Inc.	70,508	3,474,634
Vector Group Ltd.	10,468	240,555
		82,259,310
TOTAL CONSUMER STAPLES		634,487,825
ENERGY - 10.4%
Energy Equipment & Services - 2.4%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	444,714
Atwood Oceanics, Inc. (a)	12,937	983,083
Baker Hughes, Inc.	150,646	12,633,174
Basic Energy Services, Inc. (a)	6,865	141,900
BJ Services Co.	128,704	3,193,146
Bristow Group, Inc. (a)	13,502	585,312
Bronco Drilling Co., Inc. (a)	23,244	342,849
Cal Dive International, Inc. (d)	3,439	48,112
Cameron International Corp. (a)	58,615	4,792,949
Carbo Ceramics, Inc. (d)	11,939	558,745
Complete Production Services, Inc. (a)	25,671	569,896
Dawson Geophysical Co. (a)	3,936	267,097
Diamond Offshore Drilling, Inc.	27,876	2,931,440
Dresser-Rand Group, Inc. (a)	34,972	1,289,418
Dril-Quip, Inc. (a)	15,639	735,971
ENSCO International, Inc.	65,942	3,575,375
Exterran Holdings, Inc. (a)(d)	30,073	2,330,658
FMC Technologies, Inc. (a)	27,582	2,612,015
Global Industries Ltd. (a)	39,042	944,036
GlobalSantaFe Corp.	104,336	7,365,078
Grant Prideco, Inc. (a)	57,230	3,164,819
Grey Wolf, Inc. (a)	77,719	516,054
Gulf Island Fabrication, Inc.	12,498	444,679
Gulfmark Offshore, Inc. (a)	5,038	230,992
Halliburton Co.	435,895	15,077,608
Helmerich & Payne, Inc.	42,823	1,348,496
Hercules Offshore, Inc. (a)(d)	40,986	1,042,684

	Shares	Value
Horizon Offshore, Inc. (a)	8,185	$ 135,462
Hornbeck Offshore Services, Inc. (a)	14,462	551,725
Input/Output, Inc. (a)(d)	40,726	577,902
Lufkin Industries, Inc.	8,637	491,186
Matrix Service Co. (a)	7,713	145,930
Mitcham Industries, Inc. (a)	1,791	34,584
Nabors Industries Ltd. (a)	122,887	3,636,226
NATCO Group, Inc. Class A (a)	17,884	893,127
National Oilwell Varco, Inc. (a)	83,442	10,680,576
Natural Gas Services Group, Inc. (a)	22,504	380,543
Newpark Resources, Inc. (a)	31,959	178,970
Noble Corp.	122,510	6,010,341
Oceaneering International, Inc. (a)	22,821	1,532,658
Oil States International, Inc. (a)	28,576	1,205,907
Parker Drilling Co. (a)	58,520	455,871
Patterson-UTI Energy, Inc.	71,949	1,544,745
PHI, Inc. (non-vtg.) (a)	17,859	542,199
Pioneer Drilling Co. (a)	14,330	174,253
PowerSecure International, Inc. (a)(d)	3,463	46,820
Pride International, Inc. (a)	75,215	2,645,312
Rowan Companies, Inc.	51,774	1,943,596
RPC, Inc.	19,909	274,545
Schlumberger Ltd. (NY Shares)	556,726	53,724,059
SEACOR Holdings, Inc. (a)	8,153	715,833
Smith International, Inc.	91,975	6,163,245
Superior Energy Services, Inc. (a)	38,763	1,504,780
Superior Well Services, Inc. (a)	13,630	294,272
T-3 Energy Services, Inc. (a)	9,010	278,679
TETRA Technologies, Inc. (a)	38,187	763,358
Tidewater, Inc.	25,568	1,673,426
Transocean, Inc. (a)	136,677	14,363,386
Trico Marine Services, Inc. (a)	3,463	113,794
Union Drilling, Inc. (a)	1,488	21,427
Unit Corp. (a)	21,322	1,046,057
W-H Energy Services, Inc. (a)	12,425	789,733
Weatherford International Ltd. (a)	156,408	9,131,099
		192,835,926
Oil, Gas & Consumable Fuels - 8.0%
Alliance Resource Partners Mlp	12,763	427,688
Alon USA Energy, Inc.	5,971	228,689
Alpha Natural Resources, Inc. (a)	34,417	664,592
Anadarko Petroleum Corp.	215,263	10,543,582
Apache Corp.	153,009	11,839,836
Arch Coal, Inc.	62,340	1,838,407
Arena Resources, Inc. (a)	6,105	374,603
Arlington Tankers Ltd. (d)	16,838	416,909
Atlas America, Inc.	20,443	1,039,935
Atlas Pipeline Partners, LP	5,971	277,054
ATP Oil & Gas Corp. (a)	14,183	610,578
Aventine Renewable Energy Holdings, Inc. (a)(d)	13,661	195,489
Berry Petroleum Co. Class A	19,208	654,609
Bill Barrett Corp. (a)(d)	17,460	615,290
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Boardwalk Pipeline Partners, LP	9,553	$ 317,160
Bois d'Arc Energy LLC (a)	32,235	578,941
BP Prudhoe Bay Royalty Trust (d)	5,544	396,950
Brigham Exploration Co. (a)	22,535	113,802
Buckeye GP Holdings LP	7,000	219,800
Buckeye Partners LP	19,070	935,384
Cabot Oil & Gas Corp.	63,279	2,109,722
Callon Petroleum Co. (a)	25,119	304,693
Calumet Specialty Products Partners LP	7,489	363,965
Carrizo Oil & Gas, Inc. (a)	19,490	765,372
Cheniere Energy, Inc. (a)(d)	23,057	831,897
Chesapeake Energy Corp. (d)	196,998	6,355,155
Chevron Corp.	1,002,539	87,982,823
Cimarex Energy Co.	36,839	1,319,205
Clayton Williams Energy, Inc. (a)	2,603	73,014
CNX Gas Corp. (a)	21,396	570,203
Comstock Resources, Inc. (a)	16,311	449,042
Concho Resources, Inc.	12,879	163,435
ConocoPhillips	706,483	57,853,893
CONSOL Energy, Inc.	87,985	3,508,842
Contango Oil & Gas Co. (a)(d)	9,837	360,034
Continental Resources, Inc.	11,074	164,449
Copano Energy LLC	16,780	654,252
Cross Timbers Royalty Trust	3,187	130,699
Crosstex Energy Mlp	5,971	211,373
Crosstex Energy, Inc. (d)	29,878	981,194
DCP Midstream Partners LP	4,000	181,000
Delek US Holdings, Inc.	38,177	1,046,813
Delta Petroleum Corp. (a)(d)	39,234	581,056
Denbury Resources, Inc. (a)	54,327	2,161,128
Devon Energy Corp.	191,997	14,459,294
Dorchester Minerals Mlp	5,580	120,807
Double Hull Tankers, Inc. (d)	24,991	385,361
Edge Petroleum Corp. (a)(d)	12,945	169,062
El Paso Corp.	329,596	5,230,689
Enbridge Energy Management LLC	2,641	137,596
Enbridge Energy Partners LP	22,796	1,162,368
Encore Acquisition Co. (a)	23,459	651,926
Energy Partners Ltd. (a)	16,402	224,215
Energy Transfer Equity LP	58,519	2,150,573
Energy Transfer Partners Mlp	57,753	3,005,466
Enterprise Products Partners LP	149,065	4,398,908
EOG Resources, Inc.	113,615	7,653,106
Evergreen Energy, Inc. (a)(d)	25,886	106,650
EXCO Resources, Inc. (a)	46,496	781,133
Exxon Mobil Corp.	2,651,264	227,292,818
Forest Oil Corp. (a)	30,565	1,181,337
Foundation Coal Holdings, Inc.	24,547	832,634
Frontier Oil Corp.	51,246	2,102,623
FX Energy, Inc. (a)	15,412	96,787
Gasco Energy, Inc. (a)(d)	11,942	23,765

	Shares	Value
General Maritime Corp.	12,896	$ 333,491
Genesis Energy LP	8,535	251,783
GMX Resources, Inc. (a)(d)	8,349	254,311
Goodrich Petroleum Corp. (a)(d)	16,672	493,658
Gulfport Energy Corp. (a)	10,000	180,100
Harvest Natural Resources, Inc. (a)	18,697	214,268
Helix Energy Solutions Group, Inc. (a)(d)	37,659	1,447,235
Hess Corp.	142,981	8,774,744
HKN, Inc. (a)	68	637
Holly Corp.	24,445	1,629,259
Hugoton Royalty Trust	13,923	329,836
Inergy Mlp	15,710	511,675
International Coal Group, Inc. (a)(d)	93,832	380,020
James River Coal Co. (a)(d)	7,854	42,255
Kinder Morgan Energy Partners LP	70,777	3,559,375
Kinder Morgan Management LLC	30,957	1,490,270
Linn Energy LLC (d)	20,717	718,466
Magellan Midstream Holdings LP	7,165	202,841
Magellan Midstream Partnrs Mlp	29,102	1,251,386
Marathon Oil Corp.	318,698	17,174,635
Mariner Energy, Inc. (a)	35,558	745,651
Markwest Energy Partners Mlp	12,742	406,215
Markwest Hydrocarbon, Inc.	5,282	265,632
Massey Energy Co.	39,879	827,489
McMoRan Exploration Co. (a)(d)	30,549	415,161
Meridian Resource Corp. (a)	10,597	24,585
Murphy Oil Corp.	80,893	4,929,619
National Energy Group, Inc.	71	337
Natural Resource Partners LP	12,742	417,301
Newfield Exploration Co. (a)	55,836	2,428,308
Noble Energy, Inc.	79,664	4,785,416
NuStar Energy LP	13,379	832,575
NuStar GP Holdings LLC	13,003	425,198
Occidental Petroleum Corp.	389,390	22,074,519
ONEOK Partners LP	18,797	1,202,820
Overseas Shipholding Group, Inc.	12,480	891,072
Pacific Ethanol, Inc. (a)(d)	13,826	159,829
Parallel Petroleum Corp. (a)	33,729	596,666
Peabody Energy Corp.	122,455	5,205,562
Penn Virginia Corp.	23,690	945,468
Penn Virginia Resource Partners LP	7,674	213,644
Petrohawk Energy Corp. (a)	95,428	1,444,780
Petroleum Development Corp. (a)	3,640	145,709
Petroquest Energy, Inc. (a)	31,286	349,152
Pioneer Natural Resources Co.	52,123	2,139,649
Plains Exploration & Production Co. (a)	36,574	1,372,622
Pogo Producing Co.	23,080	1,149,615
Quicksilver Resources, Inc. (a)	24,097	962,675
Range Resources Corp.	69,474	2,522,601
Regency Energy Partners LP	12,271	392,672
Rentech, Inc. (a)	48,574	113,177
Rosetta Resources, Inc. (a)	18,803	315,514
Semgroup Energy Partners LP	4,000	120,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ship Finance International Ltd. (NY Shares) (d)	34,139	$ 982,179
Southwestern Energy Co. (a)	77,158	2,869,506
Spectra Energy Corp.	292,516	6,800,997
St. Mary Land & Exploration Co.	31,967	1,066,099
Stone Energy Corp. (a)	20,254	667,369
Sunoco Logistics Partners Mlp	7,551	405,187
Sunoco, Inc.	57,336	4,193,555
Swift Energy Co. (a)	11,472	426,988
Syntroleum Corp. (a)	28,735	54,884
TC Pipelines LP	3,861	143,475
Teekay Corp. (d)	16,983	984,335
Teekay LNG Partners LP	13,391	468,283
TEPPCO Partners LP	33,246	1,334,827
Tesoro Corp.	63,143	3,114,844
Toreador Resources Corp. (a)(d)	11,881	122,493
Transmeridian Exploration, Inc. (a)(d)	45,772	92,917
TXCO Resources, Inc. (a)	40,650	395,931
Ultra Petroleum Corp. (a)	81,792	4,367,693
Uranium Resources, Inc. (a)(d)	35,013	271,351
USEC, Inc. (a)	51,272	686,532
Vaalco Energy, Inc. (a)	31,178	122,218
Valero Energy Corp.	264,706	18,135,008
Venoco, Inc.	3,243	52,115
VeraSun Energy Corp. (a)(d)	29,521	382,297
W&T Offshore, Inc.	8,259	184,093
Warren Resources, Inc. (a)(d)	39,635	468,486
Western Refining, Inc.	33,616	1,742,653
Westmoreland Coal Co. (a)	6,000	124,200
Whiting Petroleum Corp. (a)	24,054	893,847
Williams Companies, Inc.	273,690	8,484,390
Williams Partners LP	7,371	328,673
World Fuel Services Corp.	17,378	669,922
XTO Energy, Inc.	169,235	9,199,615
		641,878,275
TOTAL ENERGY		834,714,201
FINANCIALS - 19.4%
Capital Markets - 2.7%
A.G. Edwards, Inc.	32,720	2,734,738
Affiliated Managers Group, Inc. (a)(d)	12,736	1,442,352
AllianceBernstein Holding LP	10,189	841,713
Ameriprise Financial, Inc.	99,564	6,074,400
Bank New York Mellon Corp.	520,234	21,033,061
Bear Stearns Companies, Inc.	54,272	5,897,196
BlackRock, Inc. Class A	9,217	1,429,557
Calamos Asset Management, Inc. Class A	10,806	250,915
Charles Schwab Corp.	470,519	9,316,276
Cohen & Steers, Inc.	20,212	671,645

	Shares	Value
E*TRADE Financial Corp. (a)	204,624	$ 3,188,042
Eaton Vance Corp. (non-vtg.)	59,826	2,296,720
FBR Capital Markets Corp. (d)	20,000	266,600
FCStone Group, Inc.	7,682	359,057
Federated Investors, Inc. Class B (non-vtg.)	50,127	1,759,959
Franklin Resources, Inc.	78,863	10,391,778
GAMCO Investors, Inc. Class A	7,076	380,193
GFI Group, Inc. (a)	7,798	577,052
Goldman Sachs Group, Inc.	171,983	30,270,728
Greenhill & Co., Inc.	5,719	331,130
HFF, Inc.	4,989	58,272
Investment Technology Group, Inc. (a)	19,782	800,578
Janus Capital Group, Inc.	85,353	2,269,536
Jefferies Group, Inc.	48,254	1,245,918
JMP Group, Inc.	3,457	31,113
KBW, Inc. (d)	13,800	381,156
Knight Capital Group, Inc. Class A (a)	37,903	520,787
LaBranche & Co., Inc. (a)	10,716	67,404
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	4,026
Lazard Ltd. Class A	18,106	725,870
Legg Mason, Inc.	61,331	5,324,757
Lehman Brothers Holdings, Inc.	246,166	13,497,282
Merrill Lynch & Co., Inc.	381,394	28,108,738
MF Global Ltd.	44,000	1,185,360
Morgan Stanley	450,187	28,078,163
National Holdings Corp. (a)	1,200	3,060
Northern Trust Corp.	87,917	5,403,379
Nuveen Investments, Inc. Class A	33,008	2,052,437
optionsXpress Holdings, Inc.	21,028	494,579
Paulson Capital Corp. (a)	3,105	15,587
Penson Worldwide, Inc. (a)	12,876	202,153
Piper Jaffray Companies (a)(d)	12,762	655,456
Raymond James Financial, Inc.	42,762	1,402,166
Sanders Morris Harris Group, Inc.	28,032	277,236
SEI Investments Co.	65,258	1,655,595
Siebert Financial Corp.	2,700	9,531
State Street Corp.	183,453	11,256,676
Stifel Financial Corp. (a)	8,008	433,553
SWS Group, Inc.	20,138	357,248
T. Rowe Price Group, Inc.	125,321	6,431,474
TD Ameritrade Holding Corp. (a)	108,126	1,962,487
The Blackstone Group LP	60,000	1,387,800
Thomas Weisel Partners Group, Inc. (a)	30,673	416,539
TradeStation Group, Inc. (a)	6,566	72,686
W.P. Carey & Co. LLC	7,742	241,705
W.P. Stewart & Co. Ltd. (d)	20,900	236,588
Waddell & Reed Financial, Inc. Class A	38,895	966,152
Westwood Holdings Group, Inc.	1,501	42,748
		217,788,907
Commercial Banks - 3.7%
1st Source Corp.	5,265	123,780
Abigail Adams National Bancorp, Inc.	302	4,168
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Alabama National Bancorp, Delaware	12,178	$ 642,511
Amcore Financial, Inc.	14,538	389,328
AmericanWest Bancorp	9,499	178,201
Ameris Bancorp	7,595	150,077
Arrow Financial Corp.	1,807	40,766
Associated Banc-Corp.	46,955	1,324,601
BancFirst Corp.	5,958	268,646
BancorpSouth, Inc.	37,015	925,005
BancTrust Financial Group, Inc.	4,882	78,307
Bank of Granite Corp.	15,998	221,572
Bank of Hawaii Corp.	21,167	1,088,195
Bank of the Ozarks, Inc.	12,537	383,507
BankFinancial Corp.	10,309	160,717
Banner Corp.	11,743	378,359
Bar Harbor Bankshares	3,125	93,750
BB&T Corp.	248,413	9,869,448
Beneficial Mutual Bancorp, Inc. (a)	16,000	152,000
BOK Financial Corp.	12,475	635,352
Boston Private Financial Holdings, Inc.	21,815	592,277
Bryn Mawr Bank Corp.	2,149	48,610
Capital City Bank Group, Inc. (d)	6,535	204,088
Capital Corp. of the West	2,237	43,152
Capitol Bancorp Ltd.	7,732	194,769
Cascade Bancorp (d)	17,960	421,162
Cathay General Bancorp (d)	24,511	796,853
Centennial Bank Holdings, Inc., Delaware (a)	16,227	109,208
Center Bancorp, Inc.	5,075	60,443
Central Pacific Financial Corp.	18,053	574,446
Chemical Financial Corp.	10,223	258,846
Chittenden Corp.	29,239	1,016,932
Citizens & Northern Corp. (d)	10,109	181,962
Citizens Banking Corp., Michigan	60,213	1,061,555
City Holding Co.	12,865	475,748
City National Corp.	16,441	1,173,723
CoBiz, Inc.	13,382	244,355
Colonial Bancgroup, Inc.	61,437	1,303,693
Columbia Banking Systems, Inc.	14,593	445,232
Comerica, Inc.	83,364	4,650,044
Commerce Bancorp, Inc.	105,007	3,856,907
Commerce Bancshares, Inc.	32,296	1,508,223
Community Bank of Nevada (a)	13,777	339,190
Community Bank System, Inc.	9,618	193,418
Community Banks, Inc.	14,876	436,759
Community Capital Corp.	420	8,400
Community Trust Bancorp, Inc.	9,412	301,278
Compass Bancshares, Inc.	55,948	3,829,592
Cullen/Frost Bankers, Inc.	20,724	1,068,944
CVB Financial Corp.	18,813	224,063
East West Bancorp, Inc.	31,051	1,111,626
Eastern Virgina Bankshares, Inc.	955	19,425

	Shares	Value
Enterprise Financial Services Corp.	4,000	$ 90,240
Fidelity Southern Corp.	3,463	48,343
Fifth Third Bancorp	220,091	7,855,048
Financial Institutions, Inc.	2,005	39,178
First Bancorp, North Carolina	10,694	209,068
First Bancorp, Puerto Rico	55,810	560,891
First Charter Corp.	23,118	691,691
First Citizen Bancshares, Inc.	1,945	344,751
First Commonwealth Financial Corp. (d)	27,201	299,483
First Community Bancorp, California	9,721	527,461
First Community Bancshares, Inc.	8,000	265,200
First Financial Bancorp, Ohio	31,451	424,274
First Financial Bankshares, Inc.	9,300	393,390
First Financial Corp., Indiana (d)	8,925	269,535
First Horizon National Corp.	59,888	1,837,364
First Indiana Corp.	4,240	131,101
First M&F Corp.	2,524	45,432
First Merchants Corp.	12,116	256,738
First Midwest Bancorp, Inc., Delaware	15,566	533,758
First Regional Bancorp (a)	6,000	141,000
First Republic Bank, California	15,630	852,617
First State Bancorp.	16,034	309,617
First United Corp.	3,511	72,291
FirstMerit Corp.	38,708	747,839
FNB Corp., North Carolina	2,866	45,569
FNB Corp., Pennsylvania	42,345	719,018
FNB Corp., Virginia	6,256	197,064
Frontier Financial Corp., Washington (d)	26,384	648,519
Fulton Financial Corp.	93,295	1,371,437
Glacier Bancorp, Inc.	33,042	725,602
Great Lakes Bancorp, Inc. (a)	461	5,458
Great Southern Bancorp, Inc. (d)	7,927	214,029
Greater Bay Bancorp	17,731	499,128
Greater Community Bancorp	3,556	51,562
Green Bankshares, Inc.	8,000	283,760
Hancock Holding Co.	12,283	491,320
Hanmi Financial Corp.	31,850	493,038
Harleysville National Corp., Pennsylvania	11,970	200,019
Hawthorn Bancshares, Inc.	1,433	43,062
Heartland Financial USA, Inc.	8,001	162,500
Heritage Commerce Corp.	7,114	145,481
Heritage Financial Corp., Washington	1,630	37,425
HF Financial Corp.	3,182	52,662
Horizon Financial Corp.	11,055	229,502
Huntington Bancshares, Inc.	160,636	2,764,546
IBERIABANK Corp.	2,985	149,757
Independent Bank Corp., Massachusetts	6,511	191,749
Independent Bank Corp., Michigan	13,306	155,813
Integra Bank Corp.	11,329	215,704
International Bancshares Corp.	32,525	748,726
Intervest Bancshares Corp. Class A	7,165	183,711
Irwin Financial Corp.	12,090	128,759
KeyCorp	175,034	5,828,632
Lakeland Financial Corp.	8,000	186,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Leesport Financial Corp.	1,594	$ 30,015
M&T Bank Corp.	33,169	3,511,934
Macatawa Bank Corp. (d)	13,284	188,766
MainSource Financial Group, Inc.	8,776	153,931
Marshall & Ilsley Corp.	124,933	5,460,821
MB Financial, Inc.	22,139	779,514
MBT Financial Corp.	1,800	21,924
Merchants Bancshares, Inc.	4,149	100,364
Midsouth Bancorp, Inc.	3,819	93,375
Midwest Banc Holdings, Inc. (d)	4,350	65,076
Nara Bancorp, Inc.	20,658	327,223
National City Corp.	259,715	6,988,931
National Penn Bancshares, Inc. (d)	19,532	346,693
NBT Bancorp, Inc.	22,155	486,081
NewBridge Bancorp	8,389	105,450
North Valley Bancorp	4,941	104,305
Northern States Financial Corp.	1,314	29,105
Northrim Bancorp, Inc.	3,252	83,349
Northway Financial, Inc.	478	17,208
Old National Bancorp, Indiana	37,675	598,279
Old Second Bancorp, Inc.	7,309	217,370
Omega Financial Corp. (d)	6,519	172,167
Oriental Financial Group, Inc.	20,277	211,286
Pacific Capital Bancorp	28,849	727,572
Pacific Premier Bancorp, Inc. (a)	40	422
Park National Corp. (d)	8,529	775,457
Peoples Bancorp, Inc.	1,660	43,708
Peoples Financial Corp., Mississippi	3,102	63,808
Pinnacle Financial Partners, Inc.	3,325	95,095
PNC Financial Services Group, Inc.	159,802	11,245,267
Popular, Inc.	117,882	1,454,664
Preferred Bank, Los Angeles California	6,582	270,783
Princeton National Bancorp, Inc.	2,956	84,187
PrivateBancorp, Inc. (d)	13,207	442,170
Prosperity Bancshares, Inc.	16,201	547,108
Provident Bankshares Corp.	24,425	754,733
Regions Financial Corp.	347,398	10,873,557
Renasant Corp.	9,028	180,560
Republic Bancorp, Inc., Kentucky Class A	4,663	70,878
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	66,285
S&T Bancorp, Inc.	15,636	550,544
S.Y. Bancorp, Inc. (d)	7,621	202,033
Sandy Spring Bancorp, Inc.	9,869	309,196
SCBT Financial Corp.	5,000	178,300
Seacoast Banking Corp., Florida	5,254	92,103
Security Bank Corp., Georgia	10,509	144,709
Shore Bancshares, Inc.	3,440	88,958
Signature Bank, New York (a)	17,674	610,813
Simmons First National Corp. Class A	1,974	53,653
South Financial Group, Inc.	36,095	828,380

	Shares	Value
Southside Bancshares, Inc.	3,150	$ 66,465
Southwest Bancorp, Inc., Oklahoma	11,359	242,401
State Bancorp, Inc., New York	4,423	72,095
Sterling Bancorp, New York	3,289	48,611
Sterling Bancshares, Inc.	46,876	535,793
Sterling Financial Corp., Pennsylvania	11,903	208,422
Sterling Financial Corp., Washington	18,223	464,140
Suffolk Bancorp	9,724	307,473
Sun Bancorp, Inc., New Jersey	3,616	60,279
SunTrust Banks, Inc.	172,776	13,606,110
Superior Bancorp (a)	14,284	134,270
Susquehanna Bancshares, Inc., Pennsylvania	38,338	753,725
SVB Financial Group (a)	18,316	911,404
Synovus Financial Corp.	116,614	3,220,879
Taylor Capital Group, Inc.	7,332	219,520
TCF Financial Corp.	47,457	1,199,238
Temecula Valley Bancorp, Inc.	10,000	165,600
Texas Capital Bancshares, Inc. (a)	13,293	290,053
TIB Financial Corp.	2,149	23,553
Tompkins Financial Corp.	1,441	55,623
Trico Bancshares	14,031	314,294
Trustmark Corp.	29,635	836,892
U.S. Bancorp, Delaware	813,731	26,324,198
UCBH Holdings, Inc.	46,200	767,844
UMB Financial Corp.	13,102	580,419
Umpqua Holdings Corp.	26,982	585,509
Union Bankshares Corp.	7,261	168,455
UnionBanCal Corp.	26,227	1,541,623
United Bankshares, Inc., West Virginia	11,587	362,673
United Community Banks, Inc., Georgia	23,300	565,957
USB Holding Co., Inc.	3,514	81,911
Valley National Bancorp	54,112	1,228,342
Vineyard National Bancorp	16,431	301,837
Virginia Commerce Bancorp, Inc. (d)	25,643	375,670
W Holding Co., Inc. (d)	63,508	148,609
Wachovia Corp.	904,563	44,305,496
Washington Banking Co., Oak Harbor	6,532	103,075
Washington Trust Bancorp, Inc.	6,654	172,605
Webster Financial Corp.	28,575	1,213,295
Wells Fargo & Co.	1,474,616	53,882,469
WesBanco, Inc.	16,326	436,394
West Coast Bancorp, Oregon	10,191	279,437
Westamerica Bancorp. (d)	19,075	926,091
Western Alliance Bancorp. (a)(d)	15,894	426,913
Whitney Holding Corp.	30,091	833,521
Wilmington Trust Corp., Delaware	32,415	1,299,842
Wilshire Bancorp, Inc.	14,330	161,499
Wintrust Financial Corp.	15,593	672,682
Yardville National Bancorp	2,350	80,347
Zions Bancorp	47,878	3,380,187
		293,771,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	28,794	$ 361,365
Advanta Corp. Class B	19,860	519,935
American Express Co.	496,213	29,088,006
AmeriCredit Corp. (a)(d)	53,036	918,053
Capital One Financial Corp.	190,432	12,313,333
Cash America International, Inc.	13,211	476,389
CompuCredit Corp. (a)	12,844	272,550
Consumer Portfolio Services, Inc. (a)	2,866	15,763
Discover Financial Services (a)	217,301	5,028,345
Dollar Financial Corp. (a)	10,747	257,713
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	375,943
First Cash Financial Services, Inc. (a)	11,672	250,014
First Marblehead Corp. (d)	26,295	880,620
Nelnet, Inc. Class A	5,839	103,117
Rewards Network, Inc. (a)	2,818	11,413
SLM Corp.	193,570	9,732,700
Student Loan Corp.	1,260	248,535
United Panam Financial Corp. (a)	2,785	24,397
World Acceptance Corp. (a)	3,874	120,133
		60,998,324
Diversified Financial Services - 4.1%
Asset Acceptance Capital Corp.	7,523	85,085
Asta Funding, Inc. (d)	5,197	191,354
Bank of America Corp.	2,099,479	106,401,596
CIT Group, Inc.	87,426	3,284,595
Citigroup, Inc.	2,320,636	108,791,416
CME Group, Inc.	21,146	11,731,801
Encore Capital Group, Inc. (a)	11,268	123,948
Financial Federal Corp.	19,924	607,881
First Albany Companies, Inc. (a)	1,530	2,096
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Interactive Brokers Group, Inc.	16,000	428,160
IntercontinentalExchange, Inc. (a)	26,180	3,818,877
International Securities Exchange, Inc. Class A	16,778	1,114,059
JPMorgan Chase & Co.	1,597,479	71,119,765
KKR Financial Holdings LLC (d)	37,531	581,355
Leucadia National Corp. (d)	72,427	3,214,310
MarketAxess Holdings, Inc. (a)	26,498	461,860
Marlin Business Services Corp. (a)	13,466	223,132
Medallion Financial Corp.	100	1,099
MicroFinancial, Inc.	100	605
Moody's Corp.	104,798	4,804,988
Navidec Financial Services, Inc. (a)	346	0
NewStar Financial, Inc. (a)	20,000	231,200
NYMEX Holdings, Inc.	15,602	2,012,970
NYSE Euronext	89,458	6,508,070
PICO Holdings, Inc. (a)	4,299	189,156
Portfolio Recovery Associates, Inc. (d)	12,533	643,695

	Shares	Value
Resource America, Inc. Class A	2,747	$ 41,864
The NASDAQ Stock Market, Inc. (a)(d)	42,184	1,377,729
		327,992,666
Insurance - 4.8%
21st Century Holding Co.	1,486	20,863
21st Century Insurance Group	14,916	328,301
ACE Ltd.	148,671	8,587,237
AFLAC, Inc.	230,387	12,281,931
Alfa Corp.	16,241	289,090
Alleghany Corp. (d)	2,059	848,308
Allied World Assurance Co. Holdings Ltd.	13,205	634,104
Allstate Corp.	283,673	15,531,097
AMBAC Financial Group, Inc.	48,759	3,063,040
American Equity Investment Life Holding Co.	55,540	567,063
American Financial Group, Inc.	25,290	713,178
American Independence Corp. (a)	587	6,169
American International Group, Inc.	1,067,835	70,477,110
American National Insurance Co.	5,554	700,082
American Physicians Capital, Inc.	8,587	341,076
Amerisafe, Inc. (a)	19,586	322,190
Amtrust Financial Services, Inc.	20,904	342,198
Aon Corp.	117,828	5,104,309
Arch Capital Group Ltd.	27,514	1,976,331
Argo Group International Holdings, Ltd. (a)	14,976	610,721
Arthur J. Gallagher & Co.	43,039	1,270,942
Aspen Insurance Holdings Ltd.	41,213	1,034,034
Assurant, Inc.	45,364	2,338,061
Assured Guaranty Ltd.	22,074	575,469
Atlantic American Corp. (a)	100	302
Axis Capital Holdings Ltd.	65,463	2,363,214
Baldwin & Lyons, Inc. Class B	4,120	112,888
Berkshire Hathaway, Inc. Class A (a)	484	57,300,760
Brown & Brown, Inc.	61,947	1,667,613
CastlePoint Holdings Ltd.	10,000	113,200
Cincinnati Financial Corp.	71,683	3,020,722
Citizens Financial Corp., Kentucky (a)	200	1,220
Citizens, Inc. Class A (a)(d)	10,251	77,293
CNA Financial Corp.	15,858	665,402
CNA Surety Corp. (a)	10,202	183,228
Commerce Group, Inc., Massachusetts	23,291	742,517
Conseco, Inc. (a)	65,291	917,991
Crawford & Co. Class B	12,173	78,272
Delphi Financial Group, Inc. Class A	17,306	697,432
eHealth, Inc.	18,465	370,223
EMC Insurance Group	5,875	143,644
Employers Holdings, Inc.	22,445	420,395
Endurance Specialty Holdings Ltd.	24,864	991,328
Enstar Group Ltd. (a)(d)	2,212	282,096
Erie Indemnity Co. Class A	22,010	1,230,139
Everest Re Group Ltd.	35,207	3,586,889
FBL Financial Group, Inc. Class A	5,026	196,667
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	87,016	$ 1,582,821
First Acceptance Corp. (a)	4,717	39,670
First American Corp., California	38,295	1,601,880
First Mercury Financial Corp.	10,000	203,800
FPIC Insurance Group, Inc. (a)	8,482	340,383
Gainsco, Inc. (a)	123	523
Genworth Financial, Inc. Class A (non-vtg.)	198,364	5,748,589
Great American Financial Resources, Inc.	3,973	96,782
Hanover Insurance Group, Inc.	28,536	1,220,770
Harleysville Group, Inc.	9,568	308,664
Hartford Financial Services Group, Inc.	145,085	12,899,507
HCC Insurance Holdings, Inc.	52,199	1,441,214
Hilb Rogal & Hobbs Co.	19,799	924,613
Horace Mann Educators Corp.	27,796	537,575
Independence Holding Co.	2,923	58,022
Infinity Property & Casualty Corp.	16,435	681,395
Investors Title Co.	1,263	51,783
IPC Holdings Ltd.	20,277	515,441
James River Group, Inc.	5,000	166,500
Kansas City Life Insurance Co.	1,314	58,893
LandAmerica Financial Group, Inc.	10,218	565,975
Lincoln National Corp.	129,045	7,856,260
Loews Corp.	214,238	10,071,328
Markel Corp. (a)	4,126	1,962,573
Marsh & McLennan Companies, Inc.	253,345	6,751,644
Max Capital Group Ltd.	28,105	771,763
MBIA, Inc.	62,022	3,721,320
Meadowbrook Insurance Group, Inc. (a)	5,600	49,448
Mercury General Corp.	16,723	880,968
MetLife, Inc.	211,598	13,552,852
Montpelier Re Holdings Ltd.	48,192	793,240
National Financial Partners Corp.	19,533	953,210
National Security Group, Inc.	1,845	31,051
National Western Life Insurance Co. Class A	1,133	293,447
Nationwide Financial Services, Inc. Class A (sub. vtg.)	22,295	1,193,228
Navigators Group, Inc. (a)	6,565	355,823
Nymagic, Inc.	5,552	166,893
OdysseyRe Holdings Corp.	6,234	225,795
Old Republic International Corp.	91,012	1,655,508
OneBeacon Insurance Group Ltd.	15,601	332,613
PartnerRe Ltd.	25,469	1,851,851
Penn Treaty American Corp. (a)	11,942	64,726
Philadelphia Consolidated Holdings Corp. (a)	27,599	1,104,512
Phoenix Companies, Inc.	42,606	590,093
Platinum Underwriters Holdings Ltd.	29,130	1,010,228
PMA Capital Corp. Class A (a)	23,448	235,652
Presidential Life Corp.	6,351	109,872

	Shares	Value
Principal Financial Group, Inc.	124,208	$ 6,892,302
ProAssurance Corp. (a)	11,050	581,009
ProCentury Corp.	22,796	323,247
Progressive Corp.	324,171	6,593,638
Protective Life Corp.	29,018	1,212,952
Prudential Financial, Inc.	224,430	20,149,325
Reinsurance Group of America, Inc.	13,090	710,918
RenaissanceRe Holdings Ltd.	28,452	1,629,731
RLI Corp.	12,647	760,717
RTW, Inc. (a)	1,732	14,376
SAFECO Corp.	50,506	2,930,358
Safety Insurance Group, Inc.	7,319	249,871
Scottish Re Group Ltd. (a)(d)	24,430	80,130
SCPIE Holding, Inc. (a)	2,442	47,619
SeaBright Insurance Holdings, Inc. (a)	11,665	200,988
Security Capital Assurance Ltd.	25,165	511,604
Selective Insurance Group, Inc.	21,036	443,860
StanCorp Financial Group, Inc.	27,820	1,310,322
State Auto Financial Corp.	7,238	216,561
Stewart Information Services Corp.	6,986	258,901
The Chubb Corp.	183,230	9,368,550
The Midland Co.	7,720	422,824
The Travelers Companies, Inc.	311,299	15,733,051
Torchmark Corp.	40,138	2,470,895
Tower Group, Inc.	23,335	585,942
Transatlantic Holdings, Inc.	12,168	861,859
Unico American Corp. (a)	4,102	48,855
United America Indemnity Ltd. Class A (a)	16,775	363,011
United Fire & Casualty Co.	14,183	538,812
Unitrin, Inc.	22,267	1,012,258
Universal American Financial Corp. (a)	13,972	290,059
Unum Group	151,946	3,718,119
UTG, Inc. (a)	300	3,000
Validus Holdings Ltd.	6,000	132,120
W.R. Berkley Corp.	80,702	2,412,183
Wesco Financial Corp.	578	228,166
White Mountains Insurance Group Ltd.	3,169	1,654,218
XL Capital Ltd. Class A	81,452	6,206,642
Zenith National Insurance Corp.	17,245	743,432
		380,669,462
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust (SBI)	10,891	271,948
Agree Realty Corp.	8,779	267,760
Alesco Financial, Inc. (d)	80,057	437,111
Alexanders, Inc. (a)	647	258,638
Alexandria Real Estate Equities, Inc.	11,249	1,049,869
AMB Property Corp. (SBI)	46,792	2,572,624
American Campus Communities, Inc.	18,599	527,096
American Financial Realty Trust (SBI)	81,744	676,840
American Land Lease, Inc.	3,584	80,640
American Mortgage Acceptance Co.	1,896	16,780
Annaly Capital Management, Inc.	138,985	1,958,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anthracite Capital, Inc.	24,616	$ 223,021
Anworth Mortgage Asset Corp.	15,285	82,233
Apartment Investment & Management Co. Class A	44,051	1,969,080
Arbor Realty Trust, Inc.	16,496	330,250
Archstone-Smith Trust	102,648	6,035,702
Ashford Hospitality Trust, Inc.	45,460	495,969
Associated Estates Realty Corp.	9,366	132,435
AvalonBay Communities, Inc.	37,513	4,290,737
BioMed Realty Trust, Inc.	32,887	801,785
Boston Properties, Inc.	53,281	5,331,830
Brandywine Realty Trust (SBI)	41,078	1,058,991
BRE Properties, Inc. Class A	25,627	1,423,324
BRT Realty Trust	5,453	115,440
Camden Property Trust (SBI)	25,572	1,572,422
Capital Trust, Inc. Class A (d)	10,158	352,076
CapitalSource, Inc. (d)	56,752	1,011,888
Caplease, Inc.	16,578	159,978
Capstead Mortgage Corp.	3,145	31,356
Care Investment Trust, Inc.	10,413	119,541
CBL & Associates Properties, Inc.	33,314	1,098,029
Cedar Shopping Centers, Inc.	12,514	165,685
Colonial Properties Trust (SBI) (d)	20,958	752,602
Corporate Office Properties Trust (SBI)	23,798	1,024,980
Cousins Properties, Inc. (d)	20,981	576,348
Crystal River Capital, Inc.	13,087	208,869
DCT Industrial Trust, Inc.	65,500	669,410
Deerfield Triarc Capital Corp.	41,246	360,903
Developers Diversified Realty Corp.	60,003	3,208,960
DiamondRock Hospitality Co.	43,495	780,735
Digital Realty Trust, Inc.	41,476	1,617,564
Douglas Emmett, Inc.	44,700	1,092,915
Duke Realty LP	57,646	1,947,858
EastGroup Properties, Inc.	14,313	607,301
Education Realty Trust, Inc.	8,412	114,992
Entertainment Properties Trust (SBI)	9,023	431,660
Equity Inns, Inc.	30,374	684,022
Equity Lifestyle Properties, Inc.	12,301	599,059
Equity One, Inc.	14,649	383,218
Equity Residential (SBI)	138,479	5,572,395
Essex Property Trust, Inc.	9,938	1,170,597
Extra Space Storage, Inc.	24,319	373,783
Federal Realty Investment Trust (SBI)	23,856	2,005,574
FelCor Lodging Trust, Inc.	38,924	853,993
First Industrial Realty Trust, Inc.	17,711	722,255
First Potomac Realty Trust	14,473	306,683
Franklin Street Properties Corp. (d)	32,246	556,244
Friedman, Billings, Ramsey Group, Inc. Class A (d)	117,368	550,456
General Growth Properties, Inc.	106,984	5,318,175
Getty Realty Corp.	9,860	268,882

	Shares	Value
Gladstone Commercial Corp.	1,075	$ 19,501
Glimcher Realty Trust	20,141	450,353
GMH Communities Trust	22,464	176,567
Gramercy Capital Corp.	5,672	142,651
Health Care Property Investors, Inc.	98,333	2,991,290
Health Care REIT, Inc. (d)	31,562	1,259,324
Healthcare Realty Trust, Inc.	16,672	416,300
Hersha Hospitality Trust	41,950	458,514
Highwoods Properties, Inc. (SBI)	24,854	887,039
Home Properties, Inc.	12,897	655,426
Hospitality Properties Trust (SBI)	38,106	1,503,663
Host Hotels & Resorts, Inc.	249,963	5,571,675
HRPT Properties Trust (SBI)	103,626	1,013,462
Impac Mortgage Holdings, Inc. (d)	17,290	29,739
Inland Real Estate Corp.	49,435	765,254
Investors Real Estate Trust	24,777	258,920
iStar Financial, Inc.	57,704	2,111,966
JER Investments Trust, Inc.	14,053	174,679
Kilroy Realty Corp.	12,322	753,244
Kimco Realty Corp.	105,666	4,524,618
Kite Realty Group Trust	17,912	304,146
LaSalle Hotel Properties (SBI)	17,294	720,122
Lexington Corporate Properties Trust	41,316	854,415
Liberty Property Trust (SBI)	41,578	1,624,037
LTC Properties, Inc.	6,991	157,857
Mack-Cali Realty Corp.	35,143	1,467,572
Maguire Properties, Inc.	23,156	602,288
Medical Properties Trust, Inc.	60,649	816,942
MFA Mortgage Investments, Inc.	27,377	212,172
Mid-America Apartment Communities, Inc.	13,111	650,174
Mission West Properties, Inc.	21,235	261,828
Monmouth Real Estate Investment Corp. Class A	6,448	53,196
National Health Investors, Inc.	10,937	330,735
National Health Realty, Inc.	6,070	142,342
National Retail Properties, Inc.	30,504	716,539
Nationwide Health Properties, Inc.	43,004	1,193,361
Newcastle Investment Corp. (d)	16,669	277,372
NorthStar Realty Finance Corp.	28,660	304,083
Omega Healthcare Investors, Inc.	40,196	598,518
One Liberty Properties, Inc.	3,695	75,341
Opteum, Inc. Class A	9,741	11,300
Parkway Properties, Inc.	2,747	127,131
Pennsylvania (REIT) (SBI)	15,304	578,950
Plum Creek Timber Co., Inc.	96,478	4,045,323
Post Properties, Inc.	21,746	867,883
Potlatch Corp.	15,215	685,284
ProLogis Trust	119,992	7,218,719
PS Business Parks, Inc.	6,774	382,731
Public Storage	59,861	4,536,267
Quadra Realty Trust, Inc.	5,162	51,775
RAIT Financial Trust (SBI) (d)	28,276	250,243
Ramco-Gershenson Properties Trust (SBI)	6,210	200,273
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	33,977	$ 1,452,177
Realty Income Corp.	42,093	1,136,511
Redwood Trust, Inc. (d)	15,917	594,182
Regency Centers Corp.	30,244	2,101,051
Resource Capital Corp. (d)	19,474	233,688
Saul Centers, Inc.	8,021	401,531
Senior Housing Properties Trust (SBI)	34,862	709,093
Simon Property Group, Inc.	105,195	9,985,109
SL Green Realty Corp.	28,029	3,125,514
Sovran Self Storage, Inc.	11,580	522,374
Strategic Hotel & Resorts, Inc.	35,287	725,854
Sun Communities, Inc.	14,385	410,116
Sunstone Hotel Investors, Inc.	27,687	746,442
Tanger Factory Outlet Centers, Inc.	15,447	588,067
Taubman Centers, Inc.	24,714	1,274,748
The Macerich Co.	33,784	2,743,936
Thornburg Mortgage, Inc. (SBI) (d)	56,482	665,358
Transcontinental Realty Investors, Inc. (a)	600	9,432
U-Store-It Trust	29,040	393,782
UDR, Inc.	60,833	1,527,517
UMH Properties, Inc.	5,458	72,100
Universal Health Realty Income Trust (SBI)	6,111	204,841
Urstadt Biddle Properties, Inc.	365	6,300
Urstadt Biddle Properties, Inc. Class A	8,855	150,004
Ventas, Inc.	56,082	2,135,603
Vornado Realty Trust	66,074	7,042,828
Washington (REIT) (SBI)	22,360	732,290
Weingarten Realty Investors (SBI)	30,784	1,237,825
Winthrop Realty Trust	25,983	164,992
		163,256,179
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	92,552	2,136,101
CB Richard Ellis Group, Inc. Class A (a)	115,308	3,403,892
Consolidated-Tomoka Land Co.	2,829	194,437
Forest City Enterprises, Inc. Class A	32,993	1,832,761
Hilltop Holdings, Inc. (a)(d)	49,607	596,276
Jones Lang LaSalle, Inc.	17,951	2,004,768
Meruelo Maddux Properties, Inc.	13,300	79,933
Move, Inc. (a)	41,866	125,598
Tejon Ranch Co. (a)	2,676	110,733
The St. Joe Co. (d)	31,647	1,000,678
Thomas Properties Group, Inc.	17,236	220,448
United Capital Corp. (a)	2,262	59,264
		11,764,889
Thrifts & Mortgage Finance - 1.2%
Accredited Home Lenders Holding Co. (a)(d)	8,212	74,319
Anchor BanCorp Wisconsin, Inc.	9,322	245,541
Astoria Financial Corp.	37,038	965,581
Bank Mutual Corp.	20,827	247,008

	Shares	Value
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	$ 89,093
BankUnited Financial Corp. Class A (d)	24,961	426,833
BCSB Bankcorp, Inc.	3,596	32,939
Berkshire Hills Bancorp, Inc.	1,481	43,882
Brookline Bancorp, Inc., Delaware	37,359	467,361
Camco Financial Corp.	404	5,353
Capitol Federal Financial	19,206	668,753
Centerline Holding Co.	15,417	243,589
CFS Bancorp, Inc.	800	11,432
Charter Financial Corp., Georgia	976	44,906
Citizens South Banking Corp., Delaware	4,457	56,604
City Bank Lynnwood, Washington	15,020	461,865
Clifton Savings Bancorp, Inc.	17,436	195,632
Corus Bankshares, Inc. (d)	27,734	370,526
Countrywide Financial Corp.	267,411	5,308,108
Dime Community Bancshares, Inc.	26,225	357,447
Doral Financial Corp. (a)(d)	1,074	15,305
Downey Financial Corp. (d)	10,368	586,725
ESB Financial Corp.	6,022	62,267
Fannie Mae	451,614	29,630,395
Farmer Mac Class C (non-vtg.)	7,000	228,200
First Busey Corp. (d)	20,930	412,321
First Defiance Financial Corp.	3,662	99,716
First Financial Holdings, Inc.	7,180	228,683
First Financial Service Corp.	2,933	81,537
First Niagara Financial Group, Inc.	50,271	710,329
First Place Financial Corp.	7,637	134,564
FirstFed Financial Corp., Delaware (a)(d)	11,125	559,031
Flagstar Bancorp, Inc.	25,355	311,867
Flushing Financial Corp.	3,744	61,476
Franklin Bank Corp. (a)	18,082	166,174
Freddie Mac	310,594	19,135,696
Fremont General Corp. (d)	22,020	99,090
Guaranty Federal Bancshares, Inc.	1,075	32,519
Hingham Institution for Savings	1,751	52,793
Home Federal Bancorp	2,634	71,118
Hudson City Bancorp, Inc.	233,904	3,326,115
Imperial Capital Bancorp, Inc.	5,075	175,595
IndyMac Bancorp, Inc. (d)	32,480	786,016
KNBT Bancorp, Inc.	13,555	199,394
MAF Bancorp., Inc.	21,029	1,129,047
MASSBANK Corp.	886	29,929
MGIC Investment Corp. (d)	36,566	1,102,831
NASB Financial, Inc.	1,400	48,342
New York Community Bancorp, Inc.	118,129	2,089,702
NewAlliance Bancshares, Inc.	36,177	539,399
NexCen Brands, Inc. (a)	8,613	58,827
Northwest Bancorp, Inc. (d)	11,404	332,541
OceanFirst Financial Corp.	6,806	119,513
Ocwen Financial Corp. (a)(d)	16,398	153,813
Oritani Financial Corp. (a)	4,300	65,016
Pamrapo Bancorp, Inc.	3,273	58,947
Parkvale Financial Corp.	597	17,612
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Partners Trust Financial Group, Inc.	18,520	$ 224,833
People's United Financial, Inc.	52,847	934,335
Peoples Bancorp, Auburn, Indiana	300	5,697
PFF Bancorp, Inc.	12,718	222,819
Provident Financial Holdings, Inc.	1,612	37,431
Provident Financial Services, Inc.	44,816	752,909
Provident New York Bancorp	26,838	370,633
PVF Capital Corp.	4,876	75,334
Radian Group, Inc. (d)	32,947	581,185
Riverview Bancorp, Inc.	7,997	119,395
Sovereign Bancorp, Inc.	158,514	2,865,933
TF Financial Corp.	1,890	51,068
TFS Financial Corp. (a)	41,000	475,600
The PMI Group, Inc.	44,028	1,394,807
TierOne Corp.	11,942	267,740
Timberland Bancorp, Inc.	5,856	93,169
Triad Guaranty, Inc. (a)	5,075	84,905
Trustco Bank Corp., New York	67,794	757,937
United Community Financial Corp., Ohio	12,574	92,922
Washington Federal, Inc.	27,184	721,463
Washington Mutual, Inc.	416,140	15,280,661
Westfield Financial, Inc.	8,879	89,767
Willow Financial Bancorp, Inc.	5,198	64,559
WSFS Financial Corp.	2,835	170,780
		98,965,099
TOTAL FINANCIALS		1,555,206,771
HEALTH CARE - 11.2%
Biotechnology - 1.5%
Aastrom Biosciences, Inc. (a)	1,900	2,109
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	330,251
Acorda Therapeutics, Inc. (a)	19,833	356,796
Alexion Pharmaceuticals, Inc. (a)	19,236	1,163,201
Alkermes, Inc. (a)	50,041	843,191
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	429,587
Alseres Pharmaceuticals, Inc. (a)	1,080	2,581
Amgen, Inc. (a)	543,473	27,233,432
Amylin Pharmaceuticals, Inc. (a)(d)	52,943	2,595,795
Antigenics, Inc. (a)(d)	5,388	13,362
Arena Pharmaceuticals, Inc. (a)(d)	25,188	337,519
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	422,182
ArQule, Inc. (a)	4,060	33,292
Array Biopharma, Inc. (a)	25,095	284,828
Avant Immunotherapeutics, Inc. (a)	2,169	1,139
AVI BioPharma, Inc. (a)(d)	2,700	7,047
Avigen, Inc. (a)	1,600	8,240
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	134,014
Bioenvision, Inc. (a)	66,847	368,327
Biogen Idec, Inc. (a)	136,661	8,721,705

	Shares	Value
BioMarin Pharmaceutical, Inc. (a)(d)	52,480	$ 1,127,270
BioSphere Medical, Inc. (a)	800	4,160
Celgene Corp. (a)	174,146	11,181,915
Cell Genesys, Inc. (a)(d)	103,415	390,909
Cell Therapeutics, Inc. (a)(d)	41,080	156,926
Cephalon, Inc. (a)(d)	31,241	2,344,637
Cepheid, Inc. (a)(d)	45,427	848,576
Coley Pharmaceutical Group, Inc. (a)	8,285	28,500
Cubist Pharmaceuticals, Inc. (a)	35,855	820,362
CuraGen Corp. (a)	5,707	6,734
CV Therapeutics, Inc. (a)	35,100	339,066
Cytogen Corp. (a)	370	352
Cytokinetics, Inc. (a)	14,366	70,106
Dendreon Corp. (a)(d)	44,342	352,519
Digene Corp. (a)(d)	12,665	775,731
Dyax Corp. (a)	11,447	44,529
Dynavax Technologies Corp. (a)	35,880	142,802
Encysive Pharmaceuticals, Inc. (a)	17,196	31,641
EntreMed, Inc. (a)	3,700	3,996
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	374,836
Epicept Corp. (a)	305	500
Exact Sciences Corp. (a)	3,245	9,313
Genelabs Technologies, Inc. (a)(d)	1,960	3,763
Genentech, Inc. (a)	219,741	16,438,824
Genitope Corp. (a)(d)	14,102	49,216
GenVec, Inc. (a)(d)	20,350	47,823
Genzyme Corp. (a)	122,134	7,622,383
Geron Corp. (a)(d)	39,828	286,363
Gilead Sciences, Inc. (a)	432,608	15,733,953
GTC Biotherapeutics, Inc. (a)	4,100	4,182
Halozyme Therapeutics, Inc. (a)	46,200	407,022
Hemispherx Biopharma, Inc. (a)	800	920
Human Genome Sciences, Inc. (a)(d)	62,626	576,785
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	11,975
IDM Pharma, Inc. (a)	442	743
ImClone Systems, Inc. (a)	25,134	856,064
ImmunoGen, Inc. (a)	2,572	11,497
Immunomedics, Inc. (a)	5,227	10,924
Incyte Corp. (a)	29,873	174,458
Indevus Pharmaceuticals, Inc. (a)(d)	49,609	336,845
Infinity Pharmaceuticals, Inc. (a)	53	580
InterMune, Inc. (a)(d)	14,390	284,490
Introgen Therapeutics, Inc. (a)(d)	6,886	27,682
Isis Pharmaceuticals, Inc. (a)(d)	44,948	554,658
Keryx Biopharmaceuticals, Inc. (a)	23,883	240,263
Kosan Biosciences, Inc. (a)	1,712	8,902
La Jolla Pharmaceutical Co. (a)	2,083	9,144
Lexicon Pharmaceuticals, Inc. (a)	6,506	20,494
LifeCell Corp. (a)(d)	19,734	653,393
Ligand Pharmaceuticals, Inc. Class B (d)	44,933	281,730
MannKind Corp. (a)(d)	36,288	321,875
Martek Biosciences (a)(d)	26,025	703,196
Maxygen, Inc. (a)	6,687	59,648
Medarex, Inc. (a)	64,112	1,099,521
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Metabolix, Inc.	16,896	$ 375,936
Millennium Pharmaceuticals, Inc. (a)	136,454	1,385,008
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	117,978
Monogram Biosciences, Inc. (a)	20,122	33,805
Myriad Genetics, Inc. (a)(d)	21,636	951,119
Nabi Biopharmaceuticals (a)(d)	12,447	44,062
Neopharm, Inc. (a)	3,904	3,631
Neose Technologies, Inc. (a)	1,356	2,102
Neurocrine Biosciences, Inc. (a)	15,860	158,124
Neurogen Corp. (a)	500	2,470
Northfield Laboratories, Inc. (a)	11,290	18,741
Novavax, Inc. (a)	6,883	22,576
NPS Pharmaceuticals, Inc. (a)	6,507	27,655
Nuvelo, Inc. (a)	19,505	42,521
Omrix Biopharmaceuticals, Inc. (a)	9,333	326,748
ONYX Pharmaceuticals, Inc. (a)	27,635	1,094,899
Orchid Cellmark, Inc. (a)	3,164	19,427
Orthologic Corp. (a)	7,445	10,721
Oscient Pharmaceuticals Corp. (a)	693	2,072
OSI Pharmaceuticals, Inc. (a)	25,594	873,011
Palatin Technologies, Inc. (a)(d)	13,627	9,116
Panacos Pharmaceuticals, Inc. (a)(d)	50,213	145,116
PDL BioPharma, Inc. (a)(d)	53,396	1,041,756
Peregrine Pharmaceuticals, Inc. (a)	8,337	6,161
Pharmacopeia Drug Discovery, Inc. (a)	2,082	11,472
Pharmacyclics, Inc. (a)(d)	4,815	10,737
Pharmion Corp. (a)	10,783	442,211
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	352,279
Regeneron Pharmaceuticals, Inc. (a)	33,166	645,410
Renovis, Inc. (a)	10,098	32,112
Repligen Corp. (a)	6,096	26,335
Rigel Pharmaceuticals, Inc. (a)	8,617	78,932
Sangamo Biosciences, Inc. (a)(d)	43,327	476,164
Savient Pharmaceuticals, Inc. (a)	30,093	396,626
SciClone Pharmaceuticals, Inc. (a)	7,834	14,258
Seattle Genetics, Inc. (a)(d)	8,162	83,742
Senomyx, Inc. (a)(d)	21,458	286,679
Sonus Pharmaceuticals, Inc. (a)	200	864
StemCells, Inc. (a)	7,323	15,818
Tapestry Pharmaceuticals, Inc. (a)	630	958
Telik, Inc. (a)(d)	13,264	38,200
Theravance, Inc. (a)(d)	27,633	867,953
Titan Pharmaceuticals, Inc. (a)	1,300	2,665
TorreyPines Therapeutics, Inc. (a)	3,331	21,485
Trimeris, Inc. (a)	16,866	126,158
United Therapeutics Corp. (a)	12,694	869,412
Vanda Pharmaceuticals, Inc. (a)(d)	9,603	143,373
Vertex Pharmaceuticals, Inc. (a)(d)	62,661	2,441,273
Vical, Inc. (a)	1,900	9,234
Vion Pharmaceuticals, Inc. (a)	4,500	3,735

	Shares	Value
XOMA Ltd. (a)	13,136	$ 36,387
Zymogenetics, Inc. (a)(d)	16,580	200,286
		123,532,807
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	11,989	233,066
Abiomed, Inc. (a)	36,112	444,539
Accuray, Inc.	17,900	247,557
Advanced Medical Optics, Inc. (a)	26,399	758,707
Align Technology, Inc. (a)	27,534	625,848
American Medical Systems Holdings, Inc. (a)(d)	29,474	542,322
Analogic Corp.	8,043	555,450
Angiodynamics, Inc. (a)	5,971	116,196
Arrow International, Inc.	8,423	380,130
ArthroCare Corp. (a)(d)	11,130	623,503
Aspect Medical Systems, Inc. (a)(d)	6,586	82,852
Atrion Corp.	239	27,127
Bausch & Lomb, Inc.	22,690	1,434,008
Baxter International, Inc.	299,205	16,384,466
Beckman Coulter, Inc.	25,237	1,815,802
Becton, Dickinson & Co.	104,088	8,008,531
BioLase Technology, Inc. (a)(d)	4,009	27,742
Boston Scientific Corp. (a)	645,303	8,279,237
C.R. Bard, Inc.	48,977	4,084,192
Candela Corp. (a)	10,141	73,218
Cantel Medical Corp. (a)	10,922	168,199
Cardiac Science Corp. (a)	1,171	11,019
Cardiodynamics International Corp. (a)	8,210	3,448
Cerus Corp. (a)	7,762	53,713
Cholestech Corp. (a)	3,529	73,015
Clarient, Inc. (a)	3,500	6,510
Conceptus, Inc. (a)(d)	4,009	70,158
CONMED Corp. (a)	22,708	659,667
Cooper Companies, Inc.	22,174	1,081,204
Covidien Ltd. (a)	229,882	9,156,200
Cutera, Inc. (a)	5,971	132,974
Cyberonics, Inc. (a)	4,454	67,211
Cytyc Corp. (a)	50,397	2,153,968
Dade Behring Holdings, Inc.	36,736	2,773,935
Datascope Corp.	3,463	115,526
DENTSPLY International, Inc.	64,142	2,525,912
DexCom, Inc. (a)	17,534	161,313
DJO, Inc. (a)	8,262	402,194
Edwards Lifesciences Corp. (a)(d)	30,426	1,469,576
EPIX Pharmaceuticals, Inc. (a)	2,304	10,138
ev3, Inc. (a)(d)	20,569	314,911
Exactech, Inc. (a)	2,735	43,924
Fonar Corp. (a)	837	6,194
Foxhollow Technologies, Inc. (a)	17,878	438,905
Gen-Probe, Inc. (a)	25,228	1,615,097
Greatbatch, Inc. (a)	13,845	415,350
Haemonetics Corp. (a)	9,510	472,076
HealthTronics, Inc. (a)	8,119	38,646
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hillenbrand Industries, Inc.	29,476	$ 1,696,344
Hologic, Inc. (a)(d)	26,413	1,403,851
Hospira, Inc. (a)	73,671	2,847,384
I-Flow Corp. (a)	11,248	202,127
ICU Medical, Inc. (a)	5,433	205,422
IDEXX Laboratories, Inc. (a)	15,337	1,713,910
Immucor, Inc. (a)	34,048	1,135,501
Implant Sciences Corp. (a)	200	430
Integra LifeSciences Holdings Corp. (a)	13,035	633,110
Intuitive Surgical, Inc. (a)	17,113	3,786,765
Invacare Corp.	17,763	411,569
Inverness Medical Innovations, Inc. (a)	23,545	1,133,456
IRIS International, Inc. (a)	8,470	157,966
IVAX Diagnostics, Inc. (a)	3,600	3,024
Kensey Nash Corp. (a)	1,684	40,130
Kewaunee Scientific Corp.	1,601	24,655
Kinetic Concepts, Inc. (a)	25,821	1,552,100
Kyphon, Inc. (a)	18,589	1,243,046
Lifecore Biomedical, Inc. (a)	11,000	127,820
Medical Action Industries, Inc. (a)	5,016	113,813
Medtronic, Inc.	540,269	28,547,814
Mentor Corp. (d)	18,763	836,642
Meridian Bioscience, Inc.	30,499	786,874
Merit Medical Systems, Inc. (a)	27,493	337,064
Microtek Medical Holdings, Inc. (a)	11,278	68,796
Natus Medical, Inc. (a)	19,219	309,234
Neogen Corp. (a)	1,941	61,782
Neoprobe Corp. (a)	100	27
North American Scientific, Inc. (a)	2,705	2,543
NuVasive, Inc. (a)	32,642	1,041,280
NxStage Medical, Inc. (a)(d)	36,056	447,816
OraSure Technologies, Inc. (a)	23,767	218,656
Orthofix International NV (a)	8,645	413,577
Osteotech, Inc. (a)	3,427	24,914
Palomar Medical Technologies, Inc. (a)	10,806	340,389
PLC Systems, Inc. (a)	400	220
PolyMedica Corp.	15,178	785,765
Possis Medical, Inc. (a)	3,702	40,019
Quidel Corp. (a)	7,506	127,452
Regeneration Technologies, Inc. (a)	25,405	275,136
ResMed, Inc. (a)	31,669	1,287,662
Respironics, Inc. (a)	31,526	1,495,278
Retractable Technologies, Inc. (a)	6,105	12,210
Sirona Dental Systems, Inc. (a)	13,981	407,546
Somanetics Corp. (a)	5,971	116,076
Sonic Innovations, Inc. (a)	3,941	32,671
SonoSite, Inc. (a)(d)	10,661	310,875
St. Jude Medical, Inc. (a)	159,899	6,966,799
Staar Surgical Co. (a)	3,978	11,656
Stereotaxis, Inc. (a)	28,535	377,518
Steris Corp.	32,480	911,714

	Shares	Value
Strategic Diagnostics, Inc. (a)	3,100	$ 12,276
Stryker Corp.	129,894	8,676,919
SurModics, Inc. (a)(d)	11,705	564,766
Symmetry Medical, Inc. (a)	14,077	225,654
Synovis Life Technologies, Inc. (a)	1,000	17,940
The Spectranetics Corp. (a)	20,955	308,667
Theragenics Corp. (a)	1,300	5,395
ThermoGenesis Corp. (a)(d)	73,719	191,669
Thoratec Corp. (a)(d)	33,069	683,536
Urologix, Inc. (a)	3,800	8,322
Varian Medical Systems, Inc. (a)	58,747	2,372,791
Vital Signs, Inc.	1,598	80,124
Volcano Corp. (a)	19,293	286,501
West Pharmaceutical Services, Inc.	14,675	587,734
Wright Medical Group, Inc. (a)	29,021	760,060
Young Innovations, Inc.	2,508	68,794
Zimmer Holdings, Inc. (a)	112,976	8,849,410
Zoll Medical Corp. (a)	3,804	87,910
		158,002,372
Health Care Providers & Services - 2.2%
Aetna, Inc.	240,821	12,260,197
Air Methods Corp. (a)	13,436	532,469
Alliance Imaging, Inc. (a)	5,330	46,957
Amedisys, Inc. (a)	9,316	351,958
America Service Group, Inc. (a)	11,000	126,610
American Dental Partners, Inc. (a)	4,710	112,805
AMERIGROUP Corp. (a)	23,431	742,060
AmerisourceBergen Corp.	85,123	4,073,136
AMN Healthcare Services, Inc. (a)	24,202	431,522
AmSurg Corp. (a)	12,681	299,145
Animal Health International, Inc.	5,300	60,155
Apria Healthcare Group, Inc. (a)	13,320	354,712
Assisted Living Concepts, Inc. Class A (a)	49,001	445,419
Bio-Reference Laboratories, Inc. (a)	13,966	405,014
BioScrip, Inc. (a)	8,518	49,490
Brookdale Senior Living, Inc. (d)	26,715	978,303
Capital Senior Living Corp. (a)	30,965	250,817
Cardinal Health, Inc.	181,820	12,432,852
Centene Corp. (a)	16,879	341,125
Chemed Corp.	11,792	731,576
CIGNA Corp.	135,690	7,012,459
Community Health Systems, Inc. (a)	44,780	1,555,209
Corvel Corp. (a)	2,959	74,182
Coventry Health Care, Inc. (a)	68,291	3,917,855
Cross Country Healthcare, Inc. (a)	7,031	120,019
Cryolife, Inc. (a)	4,384	40,464
DaVita, Inc. (a)	47,247	2,717,647
Dialysis Corp. of America (a)	3,005	29,840
Emergency Medical Services Corp. Class A (a)	600	16,836
Express Scripts, Inc. (a)	105,475	5,774,756
Five Star Quality Care, Inc. (a)(d)	28,197	223,602
Gentiva Health Services, Inc. (a)	8,630	178,986
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	3,419	$ 36,002
Health Management Associates, Inc. Class A	95,088	647,549
Health Net, Inc. (a)	49,900	2,734,021
HealthExtras, Inc. (a)	18,378	516,606
HealthSouth Corp. (a)(d)	29,000	529,540
Healthspring, Inc. (a)	18,277	341,597
Healthways, Inc. (a)	18,141	903,422
Henry Schein, Inc. (a)	41,100	2,391,609
HMS Holdings Corp. (a)	18,275	430,376
Hooper Holmes, Inc. (a)	7,290	16,257
Humana, Inc. (a)	77,890	4,991,970
InVentiv Health, Inc. (a)	17,853	708,050
Kindred Healthcare, Inc. (a)	18,367	364,034
Laboratory Corp. of America Holdings (a)	52,741	4,095,866
Landauer, Inc.	7,764	393,557
LCA-Vision, Inc.	8,343	286,582
LHC Group, Inc. (a)(d)	14,902	298,487
LifePoint Hospitals, Inc. (a)(d)	24,276	682,156
Lincare Holdings, Inc. (a)	39,845	1,434,022
Magellan Health Services, Inc. (a)	16,653	676,112
Manor Care, Inc.	32,088	2,050,102
Matria Healthcare, Inc. (a)	15,369	391,295
McKesson Corp.	136,492	7,808,707
Medcath Corp. (a)	8,479	248,859
Medco Health Solutions, Inc. (a)	128,588	10,987,845
Medical Staffing Network Holdings, Inc. (a)	4,777	25,270
Molina Healthcare, Inc. (a)	5,873	199,976
MWI Veterinary Supply, Inc. (a)	10,005	379,890
National Healthcare Corp.	2,394	125,900
Nighthawk Radiology Holdings, Inc. (a)(d)	15,857	348,220
Odyssey Healthcare, Inc. (a)	14,808	144,822
Omnicare, Inc.	56,806	1,853,580
Owens & Minor, Inc.	23,016	918,338
Patterson Companies, Inc. (a)	63,046	2,318,832
PDI, Inc. (a)	1,588	16,341
Pediatrix Medical Group, Inc. (a)	25,276	1,507,713
PharMerica Corp. (a)(d)	13,819	245,011
Providence Service Corp. (a)	15,408	463,164
PSS World Medical, Inc. (a)	37,351	712,657
Psychiatric Solutions, Inc. (a)	24,431	900,527
Quest Diagnostics, Inc.	67,537	3,697,651
Radiation Therapy Services, Inc. (a)	9,129	206,498
RehabCare Group, Inc. (a)	15,055	244,945
ResCare, Inc. (a)	18,619	396,957
Rural/Metro Corp. (a)(d)	7,404	26,877
Sierra Health Services, Inc. (a)	25,357	1,064,994
Skilled Healthcare Group, Inc.	3,461	50,288
SRI/Surgical Express, Inc. (a)	900	4,734

	Shares	Value
Sun Healthcare Group, Inc. (a)	24,223	$ 360,196
Sunrise Senior Living, Inc. (a)(d)	17,567	629,074
Tenet Healthcare Corp. (a)	231,988	786,439
U.S. Physical Therapy, Inc. (a)	3,075	42,281
UnitedHealth Group, Inc.	628,386	31,425,584
Universal Health Services, Inc. Class B	20,626	1,089,053
VCA Antech, Inc. (a)	37,728	1,542,698
VistaCare, Inc. Class A (a)	3,424	23,968
Wellcare Health Plans, Inc. (a)	15,442	1,524,125
WellPoint, Inc. (a)	291,317	23,477,237
		177,406,640
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	13,752
Allscripts Healthcare Solutions, Inc. (a)	21,614	488,693
AMICAS, Inc. (a)	9,737	31,451
Cerner Corp. (a)	28,010	1,597,690
Computer Programs & Systems, Inc.	2,546	67,647
Eclipsys Corp. (a)	19,157	442,335
Emageon, Inc. (a)(d)	20,901	179,540
Health Corp. (a)(d)	73,707	1,089,389
IMS Health, Inc.	83,827	2,509,780
Merge Technologies, Inc. (a)(d)	11,344	53,090
Omnicell, Inc. (a)	29,246	705,998
Phase Forward, Inc. (a)	23,819	424,931
ProxyMed, Inc. (a)	63	182
TriZetto Group, Inc. (a)	17,011	265,882
Vital Images, Inc. (a)	11,918	220,960
		8,091,320
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	4,972	30,180
Affymetrix, Inc. (a)	28,601	648,099
Albany Molecular Research, Inc. (a)	27,799	406,421
Alliance Pharmaceutical Corp. (a)	300	18
AMAG Pharmaceuticals, Inc.	8,266	451,737
Applera Corp.:
- Applied Biosystems Group	84,706	2,677,557
- Celera Genomics Group (a)	51,459	677,715
Bio-Rad Laboratories, Inc. Class A (a)	9,356	788,898
Bruker BioSciences Corp. (a)	14,837	105,936
Caliper Life Sciences, Inc. (a)	5,632	30,920
Cambrex Corp.	21,547	268,691
Charles River Laboratories International, Inc. (a)	29,143	1,529,425
Covance, Inc. (a)	30,626	2,245,498
Cryo-Cell International, Inc. (a)	9,581	14,180
Dionex Corp. (a)	12,755	923,845
Enzo Biochem, Inc. (a)	17,097	307,917
eResearchTechnology, Inc. (a)(d)	8,484	92,306
Exelixis, Inc. (a)	48,677	547,616
Gene Logic, Inc. (a)	4,200	5,376
Harvard Bioscience, Inc. (a)	786	3,616
Illumina, Inc. (a)	24,015	1,159,684
Invitrogen Corp. (a)	20,540	1,600,066
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Kendle International, Inc. (a)	3,463	$ 135,611
Luminex Corp. (a)(d)	12,155	172,236
Medivation, Inc. (a)(d)	20,015	349,662
Millipore Corp. (a)	24,232	1,688,486
Nanogen, Inc. (a)	1,100	1,100
Nektar Therapeutics (a)(d)	48,707	402,320
New Brunswick Scientific, Inc. (a)	3,873	43,920
PAREXEL International Corp. (a)	16,904	727,041
PerkinElmer, Inc.	50,185	1,375,571
Pharmaceutical Product Development, Inc.	53,601	1,877,643
PharmaNet Development Group, Inc. (a)	11,555	332,784
PRA International (a)	15,087	439,786
Sequenom, Inc. (a)	2,480	12,102
Techne Corp. (a)	17,657	1,112,568
Thermo Fisher Scientific, Inc. (a)	207,576	11,256,846
Third Wave Technologies, Inc. (a)	8,600	65,790
Varian, Inc. (a)	15,040	902,701
Ventana Medical Systems, Inc. (a)	16,421	1,343,074
Verenium Corp. (a)(d)	7,284	40,062
Vermillion, Inc. (a)	2,209	2,099
Waters Corp. (a)	45,283	2,788,074
		39,585,177
Pharmaceuticals - 4.9%
Abbott Laboratories	717,750	37,258,403
Abraxis BioScience, Inc. (a)(d)	8,880	194,827
Acusphere, Inc. (a)	2,800	3,640
Adams Respiratory Therapeutics, Inc. (a)(d)	13,979	539,030
Adolor Corp. (a)(d)	25,094	93,852
Akorn, Inc. (a)(d)	30,000	228,000
Alexza Pharmaceuticals, Inc. (a)	13,000	106,730
Allergan, Inc.	143,170	8,591,632
Alpharma, Inc. Class A	16,165	370,179
Atherogenics, Inc. (a)(d)	6,856	18,785
Auxilium Pharmaceuticals, Inc. (a)	18,538	359,637
AVANIR Pharmaceuticals Class A (a)(d)	21,996	47,511
Barr Pharmaceuticals, Inc. (a)	48,263	2,455,621
Bentley Pharmaceuticals, Inc. (a)	2,936	36,054
Bradley Pharmaceuticals, Inc. (a)	2,005	39,218
Bristol-Myers Squibb Co.	916,276	26,709,445
Collagenex Pharmaceuticals, Inc. (a)	2,627	33,678
Columbia Laboratories, Inc. (a)(d)	7,190	15,099
Cypress Bioscience, Inc. (a)	31,654	419,732
DepoMed, Inc. (a)	8,176	14,880
Discovery Laboratories, Inc. (a)	3,800	8,778
Durect Corp. (a)	9,673	49,042
Eli Lilly & Co.	455,986	26,150,797
Emisphere Technologies, Inc. (a)(d)	3,941	16,237
Endo Pharmaceuticals Holdings, Inc. (a)	56,886	1,813,526
Forest Laboratories, Inc. (a)	148,911	5,603,521

	Shares	Value
Hi-Tech Pharmacal Co., Inc. (a)	2,015	$ 22,971
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	2,015
Immtech Pharmaceuticals, Inc. (a)	1,200	8,640
Inspire Pharmaceuticals, Inc. (a)	17,519	96,880
Johnson & Johnson	1,354,132	83,671,816
King Pharmaceuticals, Inc. (a)	112,365	1,688,846
KV Pharmaceutical Co. Class A (a)	25,710	702,654
Matrixx Initiatives, Inc. (a)	3,709	78,779
Medicines Co. (a)	23,730	396,291
Medicis Pharmaceutical Corp. Class A (d)	24,515	748,688
Merck & Co., Inc.	1,011,655	50,754,731
MGI Pharma, Inc. (a)	42,605	1,004,200
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	5,964
Mylan Laboratories, Inc.	110,242	1,664,654
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	352,588
NitroMed, Inc. (a)	7,065	15,967
Noven Pharmaceuticals, Inc. (a)	16,093	245,579
Pain Therapeutics, Inc. (a)	35,234	330,495
Par Pharmaceutical Companies, Inc. (a)	22,867	511,992
Penwest Pharmaceuticals Co. (a)(d)	3,340	41,249
Perrigo Co.	47,847	990,911
Pfizer, Inc.	3,303,416	82,056,853
Pharmos Corp. (a)	2,500	2,275
Pozen, Inc. (a)	20,149	201,289
Salix Pharmaceuticals Ltd. (a)(d)	14,324	165,012
Santarus, Inc. (a)(d)	14,630	36,282
Schering-Plough Corp.	687,020	20,624,340
Sciele Pharma, Inc. (a)(d)	14,633	337,730
Sepracor, Inc. (a)	49,985	1,458,062
Spectrum Pharmaceuticals, Inc. (a)	192	783
SuperGen, Inc. (a)	6,806	27,632
Valeant Pharmaceuticals International	38,701	610,315
ViroPharma, Inc. (a)	40,812	404,447
Vivus, Inc. (a)(d)	9,023	48,995
Warner Chilcott Ltd.	48,187	892,905
Watson Pharmaceuticals, Inc. (a)	46,096	1,374,583
Wyeth	622,907	28,840,594
XenoPort, Inc. (a)(d)	15,634	649,280
Zila, Inc. (a)	4,200	5,040
		392,250,181
TOTAL HEALTH CARE		898,868,497
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.2%
AAR Corp. (a)	26,763	840,358
AeroCentury Corp. (a)	800	11,240
AeroVironment, Inc.	3,200	63,232
Alliant Techsystems, Inc. (a)	13,767	1,449,803
American Science & Engineering, Inc.	4,657	336,468
Applied Signal Technology, Inc.	15,269	217,125
Argon ST, Inc. (a)	14,975	270,598
Astronics Corp. (a)	2,747	86,311
BE Aerospace, Inc. (a)	45,472	1,772,044
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ceradyne, Inc. (a)	12,988	$ 938,773
Cubic Corp.	5,635	222,752
Curtiss-Wright Corp.	22,872	1,042,963
DRS Technologies, Inc.	20,696	1,086,126
Ducommun, Inc. (a)	3,105	89,641
DynCorp International, Inc. Class A (a)	8,722	187,872
EDO Corp.	3,941	169,621
Esterline Technologies Corp. (a)	9,560	482,684
GenCorp, Inc. (non-vtg.) (a)(d)	32,091	367,121
General Dynamics Corp.	156,613	12,303,517
Goodrich Corp.	54,654	3,451,947
Heico Corp. Class A	5,890	215,221
Herley Industries, Inc. (a)	3,619	52,295
Hexcel Corp. (a)	36,077	786,118
Honeywell International, Inc.	331,051	18,588,514
Innovative Solutions & Support, Inc. (a)(d)	23,580	425,855
Irvine Sensors Corp. (a)	430	520
L-3 Communications Holdings, Inc.	57,151	5,629,945
Ladish Co., Inc. (a)	5,776	303,124
Lockheed Martin Corp.	156,555	15,520,863
Moog, Inc. Class A (a)	19,711	839,097
MTC Technologies, Inc. (a)	2,985	59,581
Northrop Grumman Corp.	149,102	11,755,202
Orbital Sciences Corp. (a)	33,015	725,009
Precision Castparts Corp.	62,329	8,122,092
Raytheon Co.	205,491	12,604,818
Rockwell Collins, Inc.	77,426	5,332,329
Spirit AeroSystems Holdings, Inc. Class A	49,189	1,758,507
Stanley, Inc.	649	14,057
Sypris Solutions, Inc.	3,224	26,179
Taser International, Inc. (a)(d)	42,685	610,822
Teledyne Technologies, Inc. (a)	18,970	946,793
The Boeing Co.	329,154	31,829,192
Triumph Group, Inc.	6,096	446,288
United Industrial Corp.	4,321	298,711
United Technologies Corp.	427,529	31,906,489
		174,187,817
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	17,036	116,867
Atlas Air Worldwide Holdings, Inc. (a)	5,919	300,330
C.H. Robinson Worldwide, Inc.	78,109	3,830,465
Dynamex, Inc. (a)	4,777	119,998
Expeditors International of Washington, Inc.	100,271	4,428,970
FedEx Corp.	130,422	14,304,685
Forward Air Corp.	10,568	370,303
Hub Group, Inc. Class A (a)	17,492	583,708
Pacer International, Inc.	13,682	295,805

	Shares	Value
United Parcel Service, Inc. Class B	282,584	$ 21,436,822
UTI Worldwide, Inc.	35,136	781,776
		46,569,729
Airlines - 0.3%
AirTran Holdings, Inc. (a)	62,329	655,078
Alaska Air Group, Inc. (a)	13,794	342,367
Allegiant Travel Co.	12,630	366,270
AMR Corp.	107,173	2,626,810
Continental Airlines, Inc. Class B (a)(d)	43,046	1,431,710
Delta Air Lines, Inc. (a)	106,100	1,790,968
ExpressJet Holdings, Inc. Class A (a)	42,661	186,002
Frontier Airlines Holdings, Inc. (a)(d)	54,601	323,784
Great Lakes Aviation Ltd. (a)	200	530
JetBlue Airways Corp. (a)(d)	57,484	547,248
MAIR Holdings, Inc. (a)	6,324	39,904
Mesa Air Group, Inc. (a)	12,128	68,402
Midwest Air Group, Inc. (a)	400	6,492
Northwest Airlines Corp. (a)	116,321	2,161,244
Pinnacle Airlines Corp. (a)(d)	13,246	217,102
Republic Airways Holdings, Inc. (a)	14,499	276,061
SkyWest, Inc.	25,270	635,035
Southwest Airlines Co.	361,016	5,454,952
UAL Corp. (a)(d)	49,771	2,362,629
US Airways Group, Inc. (a)	26,575	822,496
		20,315,084
Building Products - 0.2%
Aaon, Inc.	4,021	84,200
American Standard Companies, Inc.	74,085	2,728,551
American Woodmark Corp.	8,120	244,980
Ameron International Corp.	7,610	726,755
Apogee Enterprises, Inc.	7,704	193,910
Armstrong World Industries, Inc. (a)	10,573	444,066
Builders FirstSource, Inc. (a)	7,165	93,862
Gibraltar Industries, Inc.	13,833	276,383
Goodman Global, Inc. (a)	22,514	526,602
Griffon Corp. (a)	6,305	98,736
Insteel Industries, Inc.	19,514	368,815
International Smart Sourcing, Inc. (a)	2,500	750
Lennox International, Inc.	32,284	1,161,255
Masco Corp.	172,346	4,484,443
NCI Building Systems, Inc. (a)	8,960	415,654
Owens Corning (a)(d)	39,459	984,897
Patrick Industries, Inc. (a)	600	8,250
Simpson Manufacturing Co. Ltd. (d)	12,202	402,666
Trex Co., Inc. (a)(d)	1,672	22,455
Universal Forest Products, Inc.	10,472	390,501
USG Corp. (a)(d)	39,649	1,531,244
		15,188,975
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	38,140	891,713
ACCO Brands Corp. (a)	27,832	630,951
Administaff, Inc.	13,010	448,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Advisory Board Co. (a)	12,585	$ 724,015
Allied Waste Industries, Inc. (a)	117,791	1,504,191
American Ecology Corp.	4,777	95,492
American Reprographics Co. (a)	18,051	440,986
Angelica Corp.	2,508	51,063
APAC Customer Services, Inc. (a)	4,300	12,599
Avery Dennison Corp.	39,345	2,352,438
Barrett Business Services, Inc.	2,508	61,145
Bowne & Co., Inc.	6,217	105,378
Brady Corp. Class A	24,363	948,452
Casella Waste Systems, Inc. Class A (a)	27,789	310,403
CBIZ, Inc. (a)	13,495	101,213
CDI Corp.	7,155	204,633
Cenveo, Inc. (a)	19,834	389,143
ChoicePoint, Inc. (a)	38,054	1,497,044
Cintas Corp.	65,679	2,407,135
Clean Harbors, Inc. (a)	7,762	366,289
Comfort Systems USA, Inc.	22,487	327,186
Comsys IT Partners, Inc. (a)	36	684
Consolidated Graphics, Inc. (a)	3,624	240,199
Copart, Inc. (a)	30,252	887,594
Cornell Companies, Inc. (a)	1,672	40,278
Corporate Executive Board Co.	16,825	1,144,605
Corrections Corp. of America (a)	50,596	1,298,293
CoStar Group, Inc. (a)	12,805	704,659
Covanta Holding Corp. (a)	48,574	1,097,287
CRA International, Inc. (a)	9,397	466,655
Deluxe Corp.	24,238	921,529
Diamond Management & Technology Consultants, Inc.	6,807	68,546
Dun & Bradstreet Corp.	25,819	2,518,643
Ennis, Inc.	10,422	226,679
Equifax, Inc.	66,141	2,547,751
Exponent, Inc. (a)	10,000	243,600
First Consulting Group, Inc. (a)	5,881	55,693
FTI Consulting, Inc. (a)	18,422	967,523
Fuel Tech, Inc. (a)(d)	12,102	352,168
G&K Services, Inc. Class A	5,238	218,163
GeoEye, Inc. (a)	16,127	379,952
GP Strategies Corp. (a)	1,600	17,808
Healthcare Services Group, Inc.	6,852	146,770
Heidrick & Struggles International, Inc. (a)	9,533	446,621
Herman Miller, Inc.	27,876	808,962
HNI Corp.	14,125	576,865
Hudson Highland Group, Inc. (a)	6,919	97,004
Huron Consulting Group, Inc. (a)	19,198	1,268,028
ICT Group, Inc. (a)	4,570	69,464
IHS, Inc. Class A (a)	11,984	604,832
IKON Office Solutions, Inc.	57,292	804,380

	Shares	Value
InnerWorkings, Inc. (d)	33,190	$ 468,311
Innotrac Corp. (a)	1,400	3,178
Interface, Inc. Class A	32,273	582,205
Intersections, Inc. (a)	8,825	85,956
Kelly Services, Inc. Class A (non-vtg.)	6,364	144,590
Kenexa Corp. (a)	14,889	413,765
Kforce, Inc. (a)	30,240	460,253
Knoll, Inc.	22,702	431,565
Korn/Ferry International (a)	17,318	384,633
Labor Ready, Inc. (a)	16,970	354,334
Layne Christensen Co. (a)	17,863	881,896
Learning Tree International, Inc. (a)	3,821	57,582
LECG Corp. (a)	11,382	174,600
M&F Worldwide Corp. (a)	6,880	388,032
Manpower, Inc.	37,094	2,606,224
McGrath RentCorp.	5,971	191,251
Mine Safety Appliances Co.	16,439	787,757
Mobile Mini, Inc. (a)	17,986	435,441
Monster Worldwide, Inc. (a)	51,988	1,777,990
Navigant Consulting, Inc. (a)	31,134	549,515
On Assignment, Inc. (a)	5,613	59,386
PeopleSupport, Inc. (a)	8,359	105,156
PHH Corp. (a)	23,803	641,015
Pike Electric Corp. (a)	13,966	263,957
Pitney Bowes, Inc.	107,839	4,817,168
Protection One, Inc. (a)	1,019	13,084
R.R. Donnelley & Sons Co.	98,567	3,530,670
RCM Technologies, Inc. (a)	1,400	10,136
Republic Services, Inc.	80,085	2,489,843
Resources Connection, Inc.	18,025	540,750
Robert Half International, Inc.	79,214	2,530,095
Rollins, Inc.	21,233	563,948
RSC Holdings, Inc. (d)	7,954	147,626
Schawk, Inc. Class A	4,896	105,754
School Specialty, Inc. (a)	6,351	231,430
Sirva, Inc. (a)	5,080	5,334
Spherion Corp. (a)	12,430	109,881
Spherix, Inc. (a)	2,713	4,992
Standard Register Co.	7,404	94,697
Steelcase, Inc. Class A	20,379	359,486
Stericycle, Inc. (a)	41,592	2,075,441
Team, Inc. (a)	16,100	377,706
TeamStaff, Inc. (a)	1,300	1,196
Teletech Holdings, Inc. (a)	22,443	656,458
Tetra Tech, Inc. (a)	27,267	534,433
The Brink's Co.	20,872	1,197,218
The Geo Group, Inc. (a)	27,497	818,586
TRC Companies, Inc. (a)	5,282	59,158
TRM Corp. (a)	1,400	1,386
United Stationers, Inc. (a)	13,932	822,267
Viad Corp.	5,252	187,759
Volt Information Sciences, Inc. (a)	2,508	37,745
Waste Connections, Inc. (a)	28,338	862,042
Waste Industries USA, Inc.	5,000	162,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Management, Inc.	242,575	$ 9,137,800
Watson Wyatt Worldwide, Inc. Class A	21,050	995,876
		78,822,356
Construction & Engineering - 0.3%
AECOM Technology Corp.	15,816	424,976
EMCOR Group, Inc. (a)	32,086	1,005,896
Fluor Corp.	41,167	5,234,384
Foster Wheeler Ltd. (a)	32,549	3,855,104
Granite Construction, Inc.	13,617	741,309
Great Lakes Dredge & Dock Corp. (a)	45,451	403,150
Insituform Technologies, Inc. Class A (a)(d)	21,456	353,809
Integrated Electrical Services, Inc. (a)	13,972	326,386
Jacobs Engineering Group, Inc. (a)	56,010	3,701,701
KBR, Inc.	78,809	2,588,088
Michael Baker Corp. (a)	5,000	207,600
Perini Corp. (a)	13,944	789,230
Quanta Services, Inc. (a)	68,900	1,947,803
Shaw Group, Inc. (a)	32,130	1,608,107
URS Corp. (a)	26,493	1,415,786
Washington Group International, Inc. (a)	15,400	1,304,380
		25,907,709
Electrical Equipment - 0.6%
A.O. Smith Corp.	12,801	617,008
Active Power, Inc. (a)	10,509	15,553
Acuity Brands, Inc.	21,074	1,107,228
American Superconductor Corp. (a)	45,910	827,298
AMETEK, Inc.	42,332	1,692,857
AZZ, Inc. (a)	2,866	81,394
Baldor Electric Co.	19,489	811,522
Beacon Power Corp. (a)	362	630
Belden, Inc.	19,997	972,054
C&D Technologies, Inc. (a)	5,300	22,472
Capstone Turbine Corp. (a)(d)	15,524	17,076
Chase Corp.	1,000	17,440
Coleman Cable, Inc. (a)	900	12,969
Cooper Industries Ltd. Class A	88,988	4,553,516
Emerson Electric Co.	369,793	18,204,909
Encore Wire Corp.	8,240	214,240
Energy Conversion Devices, Inc. (a)	21,986	569,657
Energy Focus, Inc. (a)	3,941	20,493
EnerSys (a)	19,892	359,250
Espey Manufacturing & Electronics Corp.	1,488	32,736
Evergreen Solar, Inc. (a)(d)	43,826	393,119
First Solar, Inc.	15,806	1,639,714
Franklin Electric Co., Inc.	6,926	285,905
FuelCell Energy, Inc. (d)	19,175	184,464
General Cable Corp. (a)	24,428	1,421,221
Genlyte Group, Inc. (a)	12,958	940,362
GrafTech International Ltd. (a)	65,885	1,106,209

	Shares	Value
Hubbell, Inc. Class B	24,391	$ 1,321,504
II-VI, Inc. (a)	14,172	442,166
Lamson & Sessions Co. (a)	2,747	72,686
LSI Industries, Inc.	12,688	257,313
MagneTek, Inc. (a)	3,582	16,656
Medis Technologies Ltd. (a)(d)	4,420	46,631
Merrimac Industries, Inc. (a)	500	5,100
Microvision, Inc. (a)(d)	3,976	19,045
Millennium Cell, Inc. (a)	300	186
Misonix, Inc. (a)	3,000	12,300
Nortech Systems, Inc. (a)	1,634	12,533
Plug Power, Inc. (a)	25,662	69,287
Polypore International, Inc.	9,236	131,613
Powell Industries, Inc. (a)	3,702	124,091
Power-One, Inc. (a)(d)	23,022	100,376
Regal-Beloit Corp.	18,753	947,214
Rockwell Automation, Inc.	65,240	4,596,810
Roper Industries, Inc.	40,947	2,591,536
Satcon Technology Corp. (a)(d)	1,200	1,236
SL Industries, Inc. (a)	2,508	54,925
Sunpower Corp. Class A (a)(d)	17,443	1,191,880
Superior Essex, Inc. (a)	23,225	819,843
Tech/Ops Sevcon, Inc.	2,508	19,939
Thomas & Betts Corp. (a)	27,614	1,529,539
Ultralife Batteries, Inc. (a)	600	6,930
UQM Technologies, Inc. (a)	3,800	13,300
Valence Technology, Inc. (a)(d)	12,072	16,297
Valpey Fisher Corp. (a)	2,100	10,185
Vicor Corp.	5,067	59,740
Woodward Governor Co.	18,223	1,070,237
		51,682,394
Industrial Conglomerates - 3.0%
3M Co.	308,969	28,113,089
Carlisle Companies, Inc.	28,438	1,400,003
General Electric Co.	4,817,323	187,249,345
McDermott International, Inc. (a)	57,719	5,540,447
Raven Industries, Inc.	5,617	228,893
Sequa Corp. Class A (a)	4,149	681,058
Standex International Corp.	6,568	164,397
Teleflex, Inc.	16,053	1,248,442
Textron, Inc.	94,582	5,517,914
Tredegar Corp.	5,288	92,434
Tyco International Ltd.	229,535	10,136,266
Walter Industries, Inc.	18,884	477,388
		240,849,676
Machinery - 2.0%
3D Systems Corp. (a)(d)	2,508	50,260
A.S.V., Inc. (a)(d)	7,950	112,890
Actuant Corp. Class A	13,509	823,914
AGCO Corp. (a)	38,808	1,676,506
Alamo Group, Inc.	200	5,100
Albany International Corp. Class A	18,400	716,496
Altra Holdings, Inc.	22,128	367,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
American Railcar Industries, Inc.	10,474	$ 274,838
Astec Industries, Inc. (a)	6,807	344,298
Axsys Technologies, Inc. (a)	2,633	62,639
Badger Meter, Inc.	7,471	234,515
Barnes Group, Inc.	30,587	962,267
Blount International, Inc. (a)	10,035	137,480
Briggs & Stratton Corp. (d)	24,714	721,402
Bucyrus International, Inc. Class A	15,598	974,719
Cascade Corp.	6,465	475,889
Catalytica Energy Systems, Inc. (a)	7,900	6,873
Caterpillar, Inc.	298,491	22,616,663
Chart Industries, Inc.	11,225	302,963
CIRCOR International, Inc.	5,868	248,158
CLARCOR, Inc.	25,118	972,569
Columbus McKinnon Corp. (NY Shares) (a)	8,038	218,392
Commercial Vehicle Group, Inc. (a)	19,815	281,769
Crane Co.	25,960	1,162,748
Cummins, Inc.	43,411	5,140,731
Danaher Corp.	112,122	8,707,395
Deere & Co.	105,023	14,289,429
Donaldson Co., Inc.	29,664	1,132,572
Dover Corp.	93,142	4,601,215
Dynamic Materials Corp.	10,162	436,864
Eaton Corp.	67,290	6,340,064
EnPro Industries, Inc. (a)	12,676	529,730
ESCO Technologies, Inc. (a)(d)	15,486	509,025
Federal Signal Corp.	15,349	234,840
Flanders Corp. (a)	9,957	44,408
Flow International Corp. (a)(d)	28,106	230,750
Flowserve Corp.	23,460	1,675,279
Force Protection, Inc. (a)(d)	28,600	492,778
FreightCar America, Inc.	8,359	378,663
Gardner Denver, Inc. (a)	22,940	915,535
Gehl Co. (a)	10,898	259,154
Gorman-Rupp Co.	8,199	279,176
Graco, Inc.	33,485	1,353,129
Greenbrier Companies, Inc.	4,470	131,329
Hardinge, Inc.	11,551	402,783
Harsco Corp.	35,302	1,964,556
Hirsch International Corp. Class A (a)	900	2,322
IDEX Corp.	36,090	1,388,382
Illinois Tool Works, Inc.	219,597	12,773,957
Ingersoll-Rand Co. Ltd. Class A	143,688	7,461,718
ITT Corp.	84,829	5,767,524
Joy Global, Inc.	53,792	2,334,035
Kadant, Inc. (a)	4,460	127,110
Kaydon Corp.	19,607	1,035,250
Kennametal, Inc.	19,318	1,558,190
L.B. Foster Co. Class A (a)	12,372	464,692
Lincoln Electric Holdings, Inc.	17,398	1,251,612

	Shares	Value
Lindsay Corp.	2,491	$ 100,960
Manitowoc Co., Inc.	29,806	2,369,279
Middleby Corp. (a)	8,942	657,595
Milacron, Inc. (a)	275	1,746
Miller Industries, Inc. (a)	360	6,592
Mueller Industries, Inc.	22,488	778,984
Mueller Water Products, Inc.:
Class A (d)	35,035	433,033
Class B	26,617	291,456
NACCO Industries, Inc. Class A	2,834	335,744
Nordson Corp.	11,937	599,357
Omega Flex, Inc.	300	4,608
Oshkosh Truck Co.	30,783	1,782,028
PACCAR, Inc.	117,817	10,079,244
Pall Corp.	52,447	1,999,804
Parker Hannifin Corp.	52,935	5,688,924
Pentair, Inc.	41,336	1,534,806
RBC Bearings, Inc. (a)	25,395	901,523
Robbins & Myers, Inc.	3,154	170,884
SPX Corp.	26,258	2,364,533
Sun Hydraulics Corp.	15,000	415,350
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	375,481
Tennant Co.	7,549	317,209
Terex Corp. (a)	46,918	3,747,810
Timken Co.	34,205	1,216,330
Titan International, Inc.	15,739	456,116
Toro Co.	18,185	1,075,643
Trinity Industries, Inc.	34,063	1,279,747
Twin Disc, Inc.	4,174	226,523
Valmont Industries, Inc.	9,929	885,468
Wabash National Corp.	10,432	136,555
Wabtec Corp.	25,638	960,656
Watts Water Technologies, Inc. Class A	14,756	522,658
		159,681,516
Marine - 0.1%
Alexander & Baldwin, Inc.	16,551	859,162
American Commercial Lines, Inc. (a)	16,002	413,332
Eagle Bulk Shipping, Inc. (d)	38,563	1,016,521
Excel Maritime Carriers Ltd.	10,068	433,226
Genco Shipping & Trading Ltd.	11,470	643,467
Horizon Lines, Inc. Class A	12,977	366,081
Kirby Corp. (a)	27,057	1,035,742
		4,767,531
Road & Rail - 0.7%
AMERCO (a)(d)	5,493	346,279
Arkansas Best Corp.	14,333	514,555
Avis Budget Group, Inc. (a)	45,638	1,059,258
Burlington Northern Santa Fe Corp.	167,008	13,552,699
Celadon Group, Inc. (a)	4,374	68,234
Con-way, Inc.	18,726	907,836
Covenant Transportn Group, Inc. Class A (a)	2,866	18,113
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	217,547	$ 8,919,427
Dollar Thrifty Automotive Group, Inc. (a)	11,579	341,349
Genesee & Wyoming, Inc. Class A (a)	14,177	388,166
Heartland Express, Inc. (d)	37,647	586,164
Hertz Global Holdings, Inc.	58,554	1,294,629
J.B. Hunt Transport Services, Inc.	46,757	1,345,199
Kansas City Southern (a)	34,820	1,058,180
Knight Transportation, Inc.	16,053	295,215
Laidlaw International, Inc.	39,060	1,353,820
Landstar System, Inc.	27,002	1,161,356
Marten Transport Ltd. (a)	5,037	78,879
Norfolk Southern Corp.	188,390	9,647,452
Old Dominion Freight Lines, Inc. (a)	16,944	487,987
Quality Distribution, Inc. (a)	633	6,140
Ryder System, Inc.	25,803	1,412,714
Saia, Inc. (a)	3,559	66,874
U.S. Xpress Enterprises, Inc. Class A (a)	600	10,662
Union Pacific Corp.	124,185	13,855,320
Werner Enterprises, Inc.	21,388	398,031
YRC Worldwide, Inc. (a)	30,734	946,915
		60,121,453
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	52,078
Aircastle Ltd.	9,900	341,451
Applied Industrial Technologies, Inc.	16,649	532,435
Beacon Roofing Supply, Inc. (a)	32,220	375,363
BlueLinx Corp.	10,747	87,588
Electro Rent Corp.	2,627	38,170
Fastenal Co. (d)	64,110	2,924,057
GATX Corp.	22,906	998,702
H&E Equipment Services, Inc. (a)	6,730	138,369
Houston Wire & Cable Co. (d)	12,212	225,556
Huttig Building Products, Inc. (a)	1,077	6,473
Interline Brands, Inc. (a)	23,660	573,518
Kaman Corp.	4,541	149,444
Lawson Products, Inc.	2,164	79,029
MSC Industrial Direct Co., Inc. Class A	24,416	1,264,749
NuCo2, Inc. (a)	16,938	445,300
Rush Enterprises, Inc. Class A (a)	8,240	208,966
TAL International Group, Inc.	19,431	487,329
TransDigm Group, Inc. (a)	10,887	442,557
UAP Holding Corp.	16,705	499,647
United Rentals, Inc. (a)	31,929	1,040,885
W.W. Grainger, Inc.	32,865	3,010,763
Watsco, Inc.	15,220	732,386
WESCO International, Inc. (a)	22,577	1,074,439
Williams Scotsman International, Inc. (a)	20,363	556,114
Willis Lease Finance Corp. (a)	1,200	15,480
		16,300,848

	Shares	Value
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	14,541	$ 588,183
Quixote Corp.	700	13,685
		601,868
TOTAL INDUSTRIALS		894,996,956
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.5%
3Com Corp. (a)	209,846	786,923
ACE*COMM Corp. (a)	3,806	2,931
Acme Packet, Inc.	28,974	434,031
ADC Telecommunications, Inc. (a)	46,028	842,312
Adtran, Inc.	22,988	614,469
Alliance Fiber Optic Products, Inc. (a)	2,400	4,464
AltiGen Communications, Inc. (a)	3,200	4,960
Anaren, Inc. (a)	13,791	194,315
Andrew Corp. (a)	78,336	1,102,971
Arris Group, Inc. (a)	51,378	779,918
Avanex Corp. (a)	34,921	60,064
Avaya, Inc. (a)	200,039	3,366,656
Avici Systems, Inc.	2,866	27,714
Avocent Corp. (a)	19,845	585,824
Aware, Inc. (a)	7,998	38,150
Bel Fuse, Inc. Class B (non-vtg.)	8,180	257,670
BigBand Networks, Inc.	20,235	204,374
Black Box Corp.	7,979	326,740
Blonder Tongue Laboratories, Inc. (a)	3,900	5,226
Blue Coat Systems, Inc. (a)	9,918	827,260
Bookham, Inc. (a)(d)	59,145	153,777
C-COR, Inc. (a)	12,758	146,845
Carrier Access Corp. (a)	3,702	15,104
Channell Commercial Corp. (a)	800	3,440
Ciena Corp. (a)	36,848	1,395,802
Cisco Systems, Inc. (a)	2,860,822	91,317,438
Comarco, Inc.	450	2,619
CommScope, Inc. (a)	26,424	1,495,598
Communications Systems, Inc.	2,718	30,007
Comtech Telecommunications Corp. (a)	6,020	256,211
Corning, Inc.	722,641	16,888,120
Digi International, Inc. (a)	5,248	74,259
Ditech Networks, Inc. (a)	8,447	43,333
Dycom Industries, Inc. (a)	23,493	693,748
EFJ, Inc. (a)	99	556
EMS Technologies, Inc. (a)	2,221	54,503
Entrada Networks, Inc. (a)	150	1
eOn Communications Corp. (a)	620	465
Extreme Networks, Inc. (a)	18,151	62,802
Ezenia!, Inc. (a)	200	208
F5 Networks, Inc. (a)	35,028	1,224,929
Finisar Corp. (a)(d)	154,118	582,566
Foundry Networks, Inc. (a)	59,479	1,099,767
Globecomm Systems, Inc. (a)	3,582	49,647
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harmonic, Inc. (a)	19,419	$ 193,607
Harris Corp.	64,319	3,912,525
Harris Stratex Networks, Inc. (a)	18,880	323,037
InterDigital, Inc. (a)	21,198	489,886
ISCO International, Inc. (a)	1,800	378
Ixia (a)	18,466	168,041
JDS Uniphase Corp. (a)	91,442	1,331,396
Juniper Networks, Inc. (a)	259,638	8,547,283
KVH Industries, Inc. (a)	1,838	17,663
Lantronix, Inc. (a)	500	670
Loral Space & Communications Ltd. (a)	7,589	304,167
MasTec, Inc. (a)	15,448	228,321
Motorola, Inc.	1,086,654	18,418,785
MRV Communications, Inc. (a)(d)	107,785	271,618
NETGEAR, Inc. (a)	22,719	637,495
Network Engines, Inc. (a)	2,300	4,025
Network Equipment Technologies, Inc. (a)	4,299	45,827
Nextwave Wireless, Inc. (a)(d)	16,900	111,709
NMS Communications Corp. (a)	2,800	4,060
NumereX Corp. Class A (a)	3,105	25,461
Occam Networks, Inc. (a)	85	765
Oplink Communications, Inc. (a)	2,767	36,054
Opnext, Inc.	11,814	141,886
Optelecom Nkf, Inc. (a)	529	3,417
Optical Cable Corp. (a)	656	3,070
Optical Cable Corp. warrants 10/24/07 (a)	761	145
Optical Communication Products, Inc. (a)	6,920	11,141
ORBCOMM, Inc.	23,301	188,505
Packeteer, Inc. (a)	5,266	38,810
Parkervision, Inc. (a)	900	11,970
PC-Tel, Inc. (a)	2,627	20,359
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	16,622
Plantronics, Inc.	29,154	827,974
Polycom, Inc. (a)	37,725	1,143,445
Powerwave Technologies, Inc. (a)	39,478	270,424
QUALCOMM, Inc.	769,655	30,701,538
Riverbed Technology, Inc.	12,160	539,904
SCM Microsystems, Inc. (a)	600	1,722
SeaChange International, Inc. (a)	5,553	40,426
Sirenza Microdevices, Inc. (a)	30,073	470,342
Sonus Networks, Inc. (a)	127,839	738,909
Sycamore Networks, Inc. (a)	55,261	218,281
Symmetricom, Inc. (a)	9,258	46,197
Tekelec (a)	39,611	487,215
Tellabs, Inc. (a)	185,891	1,961,150
Telular Corp. (a)	2,100	11,760
Terabeam, Inc. (a)	610	1,153
ThinkEngine Networks, Inc. (a)	2,400	4,920

	Shares	Value
Tollgrade Communications, Inc. (a)	2,548	$ 25,939
UTStarcom, Inc. (a)(d)	75,765	230,326
Veramark Technologies, Inc. (a)	2,300	2,070
ViaSat, Inc. (a)	15,135	461,920
Vyyo, Inc. (a)(d)	1,133	6,583
Wegener Corp. (a)	3,500	3,640
Westell Technologies, Inc. Class A (a)	4,212	8,635
WJ Communications, Inc. (a)	3,700	5,698
Zhone Technologies, Inc. (a)	52,590	64,686
		199,842,272
Computers & Peripherals - 3.6%
ActivIdentity Corp. (a)	55,312	273,241
Adaptec, Inc. (a)	86,311	321,940
Apple, Inc. (a)	406,713	56,321,616
Astro-Med, Inc.	5,359	55,841
Avid Technology, Inc. (a)(d)	17,853	550,408
Brocade Communications Systems, Inc. (a)	189,881	1,329,167
Concurrent Computer Corp. (a)	11,487	15,622
Cray, Inc. (a)	2,805	19,803
Datalink Corp. (a)	2,627	12,610
Dataram Corp.	3,881	14,554
Dell, Inc. (a)	940,722	26,575,397
Diebold, Inc.	29,070	1,275,301
Dot Hill Systems Corp. (a)	5,816	18,030
Electronics for Imaging, Inc. (a)	26,182	682,827
EMC Corp. (a)	981,369	19,293,715
Emulex Corp. (a)	47,139	921,096
FOCUS Enhancements, Inc. (a)(d)	5,500	5,005
Gateway, Inc. (a)	77,821	143,191
Hauppauge Digital, Inc. (a)	500	1,900
Hewlett-Packard Co.	1,273,010	62,823,044
Hutchinson Technology, Inc. (a)	11,789	271,265
Hypercom Corp. (a)	9,287	45,228
Imation Corp.	17,514	509,482
Immersion Corp. (a)(d)	36,085	540,914
InFocus Corp. (a)	6,448	11,348
Innovex, Inc. (a)	1,500	1,860
Intermec, Inc. (a)	17,037	418,258
International Business Machines Corp.	642,922	75,022,568
Interphase Corp. (a)	2,276	21,554
Intevac, Inc. (a)	15,683	256,260
Iomega Corp. (a)	8,216	43,709
Komag, Inc. (a)	12,771	410,460
LaserCard Corp. (a)(d)	2,369	26,628
Lexmark International, Inc. Class A (a)	41,726	1,554,711
MidgardXXI, Inc. (a)	10	0
Mobility Electronics, Inc. (a)	6,906	25,207
NCR Corp. (a)	84,446	4,202,877
Neoware, Inc. (a)	2,315	37,133
Network Appliance, Inc. (a)	179,273	4,994,546
Novatel Wireless, Inc. (a)	7,031	160,588
Overland Storage, Inc. (a)	2,079	4,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc.	46,540	$ 698,565
Presstek, Inc. (a)(d)	8,481	53,600
QLogic Corp. (a)	65,838	875,645
Quantum Corp. (a)	145,293	466,391
Rackable Systems, Inc. (a)	10,523	144,376
Rimage Corp. (a)	7,000	175,980
SanDisk Corp. (a)	107,366	6,018,938
Scan-Optics, Inc. (a)	300	0
Seagate Technology	257,640	6,652,265
Socket Communications, Inc. (a)	3,300	2,904
STEC, Inc. (a)	9,195	69,238
Stratasys, Inc. (a)	3,600	90,540
Sun Microsystems, Inc. (a)	1,689,706	9,056,824
Synaptics, Inc. (a)	15,141	655,605
Video Display Corp. (a)	3,439	26,996
ViewCast.com, Inc. (a)	13,700	6,165
Western Digital Corp. (a)	93,095	2,174,699
		286,381,918
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	529,094
Advanced Photonix, Inc. Class A (a)(d)	5,286	9,515
Aetrium, Inc. (a)	2,400	10,248
Agilent Technologies, Inc. (a)	192,727	7,015,263
Agilysys, Inc.	6,807	116,127
Allied Motion Technologies, Inc. (a)	4,896	23,060
American Technical Ceramics Corp. (a)	2,269	55,681
American Technology Corp. (a)	900	2,799
Amphenol Corp. Class A	76,940	2,778,303
Anixter International, Inc. (a)	15,510	1,190,703
APA Enterprises, Inc. (a)	2,800	2,688
Arrow Electronics, Inc. (a)	51,898	2,177,640
Avnet, Inc. (a)	65,749	2,584,593
AVX Corp.	28,540	448,649
Axcess, Inc. (a)	1,600	2,480
Bell Industries, Inc. (a)(d)	8,598	18,056
Bell Microproducts, Inc. (a)	4,156	28,510
Benchmark Electronics, Inc. (a)	29,979	751,873
Brightpoint, Inc. (a)	34,802	405,443
Broadcast International, Inc. (a)	270	311
CalAmp Corp. (a)	3,621	13,687
Cash Technologies, Inc. (a)	3,400	2,210
CDW Corp. (a)	28,720	2,471,930
Checkpoint Systems, Inc. (a)	15,045	419,003
Chyron Corp. (a)(d)	1,500	1,875
Cogent, Inc. (a)(d)	35,833	514,204
Cognex Corp.	28,237	520,973
Coherent, Inc. (a)	15,649	470,878
CTS Corp.	21,333	277,116
CyberOptics Corp. (a)	850	11,059
Daktronics, Inc. (d)	18,380	505,450

	Shares	Value
Dolby Laboratories, Inc. Class A (a)	18,157	$ 661,460
DTS, Inc. (a)	18,993	496,477
Echelon Corp. (a)(d)	24,222	677,974
Electro Scientific Industries, Inc. (a)	25,174	596,372
En Pointe Technologies, Inc. (a)	1,400	4,130
Excel Technology, Inc. (a)	12,952	352,553
FARO Technologies, Inc. (a)	4,416	177,567
FLIR Systems, Inc. (a)	29,078	1,431,801
Frequency Electronics, Inc.	500	4,935
Gerber Scientific, Inc. (a)	4,538	46,424
Giga-Tronics, Inc. (a)	3,000	6,930
GTSI Corp. (a)	2,376	25,043
IEC Electronics Corp. (a)	100	180
Ingram Micro, Inc. Class A (a)	62,827	1,233,922
InPlay Technologies, Inc. (a)	1,500	2,400
Insight Enterprises, Inc. (a)	30,442	722,084
Iteris, Inc. (a)	1,200	2,640
Itron, Inc. (a)	11,691	992,566
Jabil Circuit, Inc.	80,844	1,794,737
Jaco Electronics, Inc. (a)	1,950	3,939
Keithley Instruments, Inc.	11,433	114,330
KEMET Corp. (a)	62,217	429,297
L-1 Identity Solutions, Inc.	39,828	655,171
LeCroy Corp. (a)	2,030	15,164
LightPath Technologies, Inc. Class A (a)	437	1,849
Littelfuse, Inc. (a)	19,009	634,901
LoJack Corp. (a)	4,299	81,853
Maxwell Technologies, Inc. (a)(d)	1,314	16,215
MDI, Inc. (a)(d)	3,700	3,293
Measurement Specialties, Inc. (a)	3,947	95,241
Mechanical Technology, Inc. (a)	4,800	5,568
Mercury Computer Systems, Inc. (a)	3,844	43,975
Merix Corp. (a)	1,450	8,541
Mesa Laboratories, Inc.	2,540	55,931
Methode Electronics, Inc. Class A	32,238	465,517
Mettler-Toledo International, Inc. (a)	17,705	1,669,759
Micronetics, Inc. (a)	1,137	11,086
MOCON, Inc.	2,570	29,032
Molex, Inc.	66,943	1,750,559
MTS Systems Corp.	10,980	462,478
Multi-Fineline Electronix, Inc. (a)	2,695	34,200
National Instruments Corp.	25,922	818,358
Newport Corp. (a)	27,067	373,795
Nexxus Lighting, Inc. (a)	2,100	10,920
NU Horizons Electronics Corp. (a)	4,122	38,252
OSI Systems, Inc. (a)	2,566	63,919
OYO Geospace Corp. (a)	1,552	117,300
Park Electrochemical Corp.	3,439	101,657
PC Connection, Inc. (a)	2,687	34,555
Photon Dynamics, Inc. (a)	2,665	22,173
Planar Systems, Inc. (a)	2,649	16,715
Plexus Corp. (a)	30,922	735,016
RadiSys Corp. (a)	4,060	44,376
Research Frontiers, Inc. (a)(d)	2,000	23,420
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	2,923	$ 21,133
Rofin-Sinar Technologies, Inc. (a)	9,989	695,934
Rogers Corp. (a)	6,618	272,595
Sanmina-SCI Corp. (a)	238,408	545,954
ScanSource, Inc. (a)	12,961	359,020
Smart Modular Tech WWH, Inc. (a)	9,803	107,343
Solectron Corp. (a)	382,180	1,482,858
Spectrum Control, Inc. (a)	1,791	26,023
Staktek Holdings, Inc. (a)	558	1,585
StockerYale, Inc. (a)	1,200	1,560
SYNNEX Corp. (a)	6,678	133,026
Tech Data Corp. (a)	24,230	944,728
Technitrol, Inc.	21,812	599,830
Tektronix, Inc.	36,293	1,166,820
Trimble Navigation Ltd. (a)	52,748	1,862,532
TTM Technologies, Inc. (a)	8,779	102,539
Tyco Electronics Ltd. (a)	231,293	8,065,187
Universal Display Corp. (a)(d)	21,705	320,366
Vishay Intertechnology, Inc. (a)	82,602	1,092,824
X-Rite, Inc.	29,750	425,425
Zones, Inc. (a)	4,777	47,674
Zygo Corp. (a)	11,433	146,914
		59,999,841
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	71,236	2,295,224
Ariba, Inc. (a)(d)	57,748	508,182
Art Technology Group, Inc. (a)	14,909	46,367
Autobytel, Inc. (a)	6,680	21,710
Bankrate, Inc. (a)(d)	3,680	143,998
Chordiant Software, Inc. (a)	6,787	101,398
CMGI, Inc. (a)	271,944	424,233
CNET Networks, Inc. (a)	69,923	511,836
Communication Intelligence Corp. (a)	3,800	988
CyberSource Corp. (a)(d)	3,344	40,763
DealerTrack Holdings, Inc. (a)	17,942	685,384
deltathree, Inc. (a)	500	425
Digital River, Inc. (a)	16,478	763,920
DivX, Inc.	15,267	212,822
EarthLink, Inc. (a)	92,443	704,416
EasyLink Services International Corp. (a)	600	2,304
eBay, Inc. (a)	475,071	16,199,921
eGain Communications Corp. (a)	500	475
Entrust, Inc. (a)	15,334	33,735
Equinix, Inc. (a)	10,569	935,462
Google, Inc. Class A (sub. vtg.) (a)	105,534	54,376,394
Greenfield Online, Inc. (a)	3,702	53,457
I-Many, Inc. (a)	5,700	14,193
iBasis, Inc. (a)	13,800	133,446
InfoSpace, Inc.	22,445	314,454
Innodata Isogen, Inc. (a)	10,986	41,967
Internap Network Services Corp. (a)(d)	31,452	441,272

	Shares	Value
Internet America, Inc. (a)	4,200	$ 2,100
Internet Capital Group, Inc. (a)	38,165	433,554
Interwoven, Inc. (a)	7,104	92,565
iPass, Inc. (a)(d)	26,101	117,455
j2 Global Communications, Inc. (a)(d)	26,750	909,500
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	7,368
Keynote Systems, Inc. (a)	20,911	288,572
LookSmart Ltd. (a)	2,241	5,871
LoopNet, Inc. (a)	1,912	36,443
Marchex, Inc. Class B (d)	7,407	67,552
MIVA, Inc. (a)	3,079	13,856
NaviSite, Inc. (a)	344	2,724
NIC, Inc.	5,017	33,865
Omniture, Inc. (a)(d)	22,045	546,936
On2.Com, Inc. (a)(d)	22,666	33,772
Online Resources Corp. (a)	30,570	390,073
Onstream Media Corp. (a)	206	266
Openwave Systems, Inc.	28,230	127,600
Optio Software, Inc. (a)	3,000	4,860
Perficient, Inc. (a)	16,992	396,253
RealNetworks, Inc. (a)	49,719	309,749
S1 Corp. (a)	50,691	395,390
Saba Software, Inc. (a)	3,088	14,205
SAVVIS, Inc. (a)	16,067	638,342
Selectica, Inc. (a)	6,434	11,388
SonicWALL, Inc. (a)	15,630	134,105
Supportsoft, Inc. (a)	12,011	64,739
Switch & Data Facilities Co., Inc.	3,400	58,752
Terremark Worldwide, Inc. (a)(d)	7,893	53,357
The Knot, Inc. (a)	15,066	315,633
The Sedona Corp. (a)	6,100	1,464
TheStreet.com, Inc.	4,299	43,936
Tumbleweed Communications Corp. (a)	1,858	4,143
United Online, Inc.	21,373	307,130
ValueClick, Inc. (a)	52,554	1,053,182
VeriSign, Inc. (a)	115,448	3,717,426
Vignette Corp. (a)	23,657	461,548
VistaPrint Ltd. (a)	23,150	761,172
Visual Sciences, Inc. (a)	23,973	441,822
Vocus, Inc. (a)	13,408	335,200
Web.com, Inc. (a)	1,108	6,559
WebMD Health Corp. Class A (a)(d)	8,782	478,619
Websense, Inc. (a)	27,212	559,751
WorldGate Communications, Inc. (a)	1,300	598
Yahoo!, Inc. (a)	589,748	13,404,972
Zix Corp. (a)(d)	10,905	18,975
		106,112,088
IT Services - 1.4%
Accenture Ltd. Class A	273,777	11,282,350
Acxiom Corp.	35,587	871,882
Affiliated Computer Services, Inc. Class A (a)	41,980	2,100,259
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	32,142	$ 2,521,540
Answerthink, Inc. (a)	2,704	8,842
Applied Digital Solutions, Inc. (a)	2,397	2,900
Authorize.Net Holdings, Inc. (a)	4,958	90,236
Automatic Data Processing, Inc.	259,309	11,860,794
BearingPoint, Inc. (a)	87,831	515,568
Broadridge Financial Solutions, Inc.	58,266	1,058,693
CACI International, Inc. Class A (a)	15,702	801,116
Ceridian Corp. (a)	61,863	2,118,808
CheckFree Corp. (a)(d)	31,638	1,462,625
Ciber, Inc. (a)	12,145	96,310
Cognizant Technology Solutions Corp. Class A (a)	66,143	4,862,172
Computer Sciences Corp. (a)	75,898	4,246,493
Convergys Corp. (a)	57,064	955,822
CSG Systems International, Inc. (a)	20,682	478,168
CSP, Inc. (a)	4,299	32,071
Direct Insite Corp. (a)	40	76
DST Systems, Inc. (a)(d)	22,971	1,756,363
Edgewater Technology, Inc. (a)	3,344	29,327
eFunds Corp. (a)	24,533	890,057
Electronic Data Systems Corp.	239,711	5,486,985
eLoyalty Corp. (a)	5,011	77,169
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	26,723	723,659
Fidelity National Information Services, Inc.	100,351	4,756,637
First Data Corp.	353,649	11,748,220
Fiserv, Inc. (a)	77,784	3,618,512
Forrester Research, Inc. (a)	9,538	242,361
Gartner, Inc. Class A (a)	26,398	583,660
Genpact Ltd. (d)	15,000	247,800
Gevity HR, Inc.	6,603	76,067
Global Cash Access Holdings, Inc. (a)	20,102	223,132
Global Payments, Inc.	32,339	1,276,744
Heartland Payment Systems, Inc. (d)	15,286	455,217
Hewitt Associates, Inc. Class A (a)	49,424	1,662,129
iGate Corp. (a)	5,233	43,382
Infocrossing, Inc. (a)(d)	15,112	280,479
infoUSA, Inc.	18,601	188,614
Integral Systems, Inc.	4,431	107,142
Iron Mountain, Inc. (a)	86,278	2,438,216
Lionbridge Technologies, Inc. (a)	21,896	89,774
ManTech International Corp. Class A (a)	8,762	313,329
Mastercard, Inc. Class A	27,148	3,719,005
Maximus, Inc.	18,351	785,056
MoneyGram International, Inc.	39,244	834,720
MPS Group, Inc. (a)	54,337	747,677
New Century Equity Holdings Corp.	1,200	288
Paychex, Inc.	160,386	7,125,950
Perot Systems Corp. Class A (a)	49,211	769,168

	Shares	Value
PFSweb, Inc. (a)	9,924	$ 14,390
RightNow Technologies, Inc. (a)	665	9,742
Safeguard Scientifics, Inc. (a)	143,814	309,200
SAIC, Inc.	42,860	784,767
Sapient Corp. (a)	39,014	251,250
SI International, Inc. (a)	2,710	83,522
SM&A (a)	4,601	29,032
SRA International, Inc. Class A (a)	17,782	501,630
StarTek, Inc.	2,269	23,439
Storage Engine, Inc. (a)	434	1
Sykes Enterprises, Inc. (a)	7,284	120,113
Syntel, Inc.	6,687	231,170
Technology Solutions Co. (a)	455	2,093
The Management Network Group, Inc. (a)	1,200	2,820
The Western Union Co.	356,882	6,720,088
TNS, Inc.	21,195	316,441
Total System Services, Inc. (d)	22,550	625,537
TSR, Inc.	100	405
Unisys Corp. (a)	180,117	1,327,462
VeriFone Holdings, Inc. (a)(d)	28,844	1,066,074
Wright Express Corp. (a)	24,382	899,452
		109,982,192
Office Electronics - 0.1%
Xerox Corp. (a)	437,171	7,488,739
Zebra Technologies Corp. Class A (a)	32,763	1,189,297
		8,678,036
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)(d)	1,000	1,260
Actel Corp. (a)	4,572	51,435
Advanced Analogic Technologies, Inc. (a)	28,971	263,346
Advanced Energy Industries, Inc. (a)	22,632	367,317
Advanced Micro Devices, Inc. (a)(d)	272,592	3,543,696
AEHR Test Systems (a)	3,637	25,132
Altera Corp.	158,489	3,773,623
AMIS Holdings, Inc. (a)	47,864	496,350
Amkor Technology, Inc. (a)	62,259	717,224
Amtech Systems, Inc. (a)	4,180	46,189
ANADIGICS, Inc. (a)(d)	46,131	759,316
Analog Devices, Inc.	158,464	5,844,152
Applied Materials, Inc.	652,490	13,937,186
Applied Micro Circuits Corp. (a)	178,361	508,329
Asyst Technologies, Inc. (a)	6,605	38,771
Atheros Communications, Inc. (a)	20,760	620,932
Atmel Corp. (a)	218,380	1,157,414
ATMI, Inc. (a)	20,924	631,068
Axcelis Technologies, Inc. (a)	26,723	125,865
AXT, Inc. (a)	6,090	28,075
Broadcom Corp. Class A (a)	207,533	7,159,889
Brooks Automation, Inc. (a)	54,086	765,317
Cabot Microelectronics Corp. (a)(d)	8,009	334,135
California Micro Devices Corp. (a)	1,400	5,502
Centillium Communications, Inc. (a)	3,503	5,184
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	3,705	$ 32,308
Cirrus Logic, Inc. (a)	72,913	496,538
Cohu, Inc.	4,269	84,484
Conexant Systems, Inc. (a)	158,040	177,005
Credence Systems Corp. (a)	36,936	108,592
Cree, Inc. (a)(d)	40,710	1,082,886
Cymer, Inc. (a)	13,274	526,181
Cypress Semiconductor Corp. (a)	65,804	1,647,732
Diodes, Inc. (a)	7,770	235,509
DSP Group, Inc. (a)	29,152	508,119
Electroglas, Inc. (a)	5,581	12,557
EMCORE Corp. (a)(d)	3,401	31,969
Entegris, Inc. (a)(d)	50,797	479,524
ESS Technology, Inc. (a)	6,403	8,772
Exar Corp. (a)	31,629	421,931
Fairchild Semiconductor International, Inc. (a)	50,510	947,568
FEI Co. (a)	16,764	469,895
FormFactor, Inc. (a)	20,616	935,142
FSI International, Inc. (a)	5,015	13,039
Genesis Microchip, Inc. (a)	9,025	71,839
Hi/fn, Inc. (a)	1,922	15,684
Hittite Microwave Corp. (a)	10,757	455,774
Ibis Technology Corp. (a)	2,229	2,541
Ikanos Communications, Inc. (a)	40,760	238,446
Integrated Device Technology, Inc. (a)	92,539	1,447,310
Integrated Silicon Solution, Inc. (a)	5,041	31,254
Intel Corp.	2,739,039	70,530,254
International Rectifier Corp. (a)	34,327	1,181,192
Intersil Corp. Class A	65,238	2,173,730
Intest Corp. (a)	2,530	8,374
IXYS Corp. (a)	4,418	45,064
KLA-Tencor Corp.	86,427	4,966,960
Kopin Corp. (a)	11,225	41,196
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	391,303
Lam Research Corp. (a)	61,735	3,310,848
Lattice Semiconductor Corp. (a)	90,325	450,722
Leadis Technology, Inc. (a)	8,517	28,021
Linear Technology Corp.	129,395	4,398,136
LSI Corp. (a)	372,637	2,567,469
LTX Corp. (a)	9,783	39,915
Marvell Technology Group Ltd. (a)	221,637	3,672,525
Mattson Technology, Inc. (a)	45,794	482,211
Maxim Integrated Products, Inc.	142,367	4,272,434
MEMC Electronic Materials, Inc. (a)	80,035	4,915,750
Micrel, Inc.	15,707	171,992
Micro Component Technology, Inc. (a)	4,500	1,350
Microchip Technology, Inc.	92,890	3,578,123
Micron Technology, Inc. (a)	342,769	3,924,705
Microsemi Corp. (a)	28,237	716,090
Microtune, Inc. (a)	70,701	420,671

	Shares	Value
Mindspeed Technologies, Inc. (a)(d)	30,106	$ 51,180
MIPS Technologies, Inc. (a)	7,762	60,699
MKS Instruments, Inc. (a)	29,413	648,263
MoSys, Inc. (a)	5,107	33,451
Nanometrics, Inc. (a)	800	6,072
National Semiconductor Corp.	141,597	3,726,833
NeoMagic Corp. (a)	200	796
Netlogic Microsystems, Inc. (a)(d)	7,321	214,725
Novellus Systems, Inc. (a)	55,668	1,523,633
NVIDIA Corp. (a)	167,051	8,546,329
Omnivision Technologies, Inc. (a)	19,209	400,892
ON Semiconductor Corp. (a)(d)	127,426	1,493,433
PDF Solutions, Inc. (a)	5,015	48,946
Pericom Semiconductor Corp. (a)	20,374	234,708
Photronics, Inc. (a)	15,942	184,608
Pixelworks, Inc. (a)	6,687	7,356
PLX Technology, Inc. (a)	4,640	50,205
PMC-Sierra, Inc. (a)	94,508	725,821
QuickLogic Corp. (a)	5,724	19,748
Rambus, Inc. (a)	45,568	687,165
Ramtron International Corp. (a)	5,613	16,390
RF Micro Devices, Inc. (a)	76,365	454,372
Rudolph Technologies, Inc. (a)	4,324	55,477
Semitool, Inc. (a)	5,613	54,278
Semtech Corp. (a)	46,483	829,257
Sigma Designs, Inc. (a)(d)	14,725	623,015
SigmaTel, Inc. (a)	4,765	12,866
Silicon Image, Inc. (a)	21,715	125,513
Silicon Laboratories, Inc. (a)	26,967	995,622
Silicon Storage Technology, Inc. (a)	22,297	69,567
SiRF Technology Holdings, Inc. (a)	18,743	316,007
Skyworks Solutions, Inc. (a)	76,048	600,019
Spansion, Inc. Class A (a)	29,375	267,313
SRS Labs, Inc. (a)	3,224	23,858
Standard Microsystems Corp. (a)	15,940	573,521
Supertex, Inc. (a)	2,545	91,264
Tegal Corp. (a)	508	3,226
Teradyne, Inc. (a)	98,103	1,460,754
Tessera Technologies, Inc. (a)	22,178	812,380
Texas Instruments, Inc.	671,824	23,003,254
Transwitch Corp. (a)	17,260	27,098
Trident Microsystems, Inc. (a)	25,747	379,253
Trio-Tech International	4,299	75,877
TriQuint Semiconductor, Inc. (a)	118,241	521,443
Ultratech, Inc. (a)	32,001	458,574
Varian Semiconductor Equipment Associates, Inc. (a)	37,650	2,094,470
Veeco Instruments, Inc. (a)(d)	23,319	410,414
Virage Logic Corp. (a)	3,759	25,524
Volterra Semiconductor Corp. (a)	6,029	65,475
White Electronic Designs Corp. (a)	3,800	20,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xilinx, Inc.	140,030	$ 3,580,567
Zoran Corp. (a)	21,434	370,165
		221,060,423
Software - 3.1%
ACI Worldwide, Inc.	15,442	401,183
Activision, Inc. (a)	129,864	2,531,049
Actuate Corp. (a)	53,146	376,805
Adept Technology, Inc. (a)	680	4,094
Adobe Systems, Inc. (a)	273,982	11,712,731
Advent Software, Inc. (a)(d)	15,807	633,386
American Software, Inc. Class A	4,418	49,968
Ansoft Corp. (a)	1,194	35,689
Ansys, Inc. (a)	38,619	1,279,447
Applix, Inc. (a)	3,105	45,333
ARI Network Services, Inc. (a)	2,800	3,668
Aspen Technology, Inc. (a)	34,011	446,224
Atari, Inc. (a)(d)	3,436	7,147
Authentidate Holding Corp. (a)	1,900	2,508
Autodesk, Inc. (a)	106,250	4,921,500
BEA Systems, Inc. (a)	174,817	2,132,767
Bitstream, Inc. Class A (a)	6,051	40,602
Blackbaud, Inc.	31,757	802,499
Blackboard, Inc. (a)	20,402	852,192
BMC Software, Inc. (a)	99,139	3,035,636
Borland Software Corp. (a)	26,015	118,628
Bottomline Technologies, Inc. (a)	26,416	348,163
BSQUARE Corp. (a)	300	1,617
CA, Inc.	202,696	5,105,912
Cadence Design Systems, Inc. (a)(d)	122,552	2,661,829
CAM Commerce Solutions, Inc.	2,747	108,507
Captaris, Inc. (a)	8,598	46,085
Catapult Communications Corp. (a)	1,791	12,555
Citrix Systems, Inc. (a)	81,846	2,975,102
CommVault Systems, Inc.	18,589	354,120
Compuware Corp. (a)	152,129	1,233,766
Concur Technologies, Inc. (a)	23,704	634,793
Convera Corp. Class A (a)(d)	2,323	7,689
Datawatch Corp. (a)	2,268	10,524
Digimarc Corp. (a)	1,730	15,535
Dynamics Research Corp. (a)	2,841	35,683
Electronic Arts, Inc. (a)	141,143	7,472,110
Epicor Software Corp. (a)	38,816	516,253
EPIQ Systems, Inc. (a)	5,638	91,505
eSpeed, Inc. Class A (a)	5,678	47,695
FactSet Research Systems, Inc.	18,606	1,115,058
Fair Isaac Corp.	24,213	895,639
FalconStor Software, Inc. (a)	3,941	43,193
GSE Systems, Inc. (a)	452	2,870
i2 Technologies, Inc. (a)(d)	13,978	221,971
Informatica Corp. (a)	51,545	719,568
Interactive Intelligence, Inc. (a)	2,508	49,031

	Shares	Value
Intervoice, Inc. (a)	13,560	$ 108,616
Intuit, Inc. (a)	147,920	4,039,695
Jack Henry & Associates, Inc.	33,952	890,900
JDA Software Group, Inc. (a)	27,990	580,793
Lawson Software, Inc. (a)(d)	80,623	790,912
Macrovision Corp. (a)	27,780	659,219
Magma Design Automation, Inc. (a)	31,318	430,309
Manhattan Associates, Inc. (a)	9,371	270,634
McAfee, Inc. (a)	71,874	2,569,496
Mentor Graphics Corp. (a)	54,371	759,019
MICROS Systems, Inc. (a)	16,242	980,042
Microsoft Corp.	3,993,853	114,743,397
MicroStrategy, Inc. Class A (a)	4,892	338,722
Midway Games, Inc. (a)(d)	8,708	47,110
Moldflow Corp. (a)	3,162	52,236
MSC.Software Corp. (a)	20,093	254,176
Napster, Inc. (a)	4,053	12,281
NAVTEQ Corp. (a)	46,054	2,901,402
NetManage, Inc. (a)	1,157	4,767
NetScout Systems, Inc. (a)	9,157	85,160
NetSol Technologies, Inc. (a)	20	32
Novell, Inc. (a)	180,628	1,343,872
Nuance Communications, Inc. (a)(d)	63,235	1,188,818
Opnet Technologies, Inc. (a)	5,444	55,583
Opsware, Inc. (a)	56,884	805,477
Oracle Corp. (a)	1,847,685	37,471,052
Parametric Technology Corp. (a)	48,969	862,344
Peerless Systems Corp. (a)	200	470
Pegasystems, Inc.	4,263	50,644
Pervasive Software, Inc. (a)	4,889	22,734
Phoenix Technologies Ltd. (a)	3,582	39,151
Plato Learning, Inc. (a)	2,149	6,920
Progress Software Corp. (a)	14,011	427,616
QAD, Inc.	4,871	39,650
Quality Systems, Inc.	4,313	158,934
Quest Software, Inc. (a)	17,355	252,689
Radiant Systems, Inc. (a)	3,224	48,521
Red Hat, Inc. (a)	95,169	1,851,037
Renaissance Learning, Inc. (d)	5,254	59,948
Salesforce.com, Inc. (a)	45,822	1,852,583
SCO Group, Inc. (a)	3,132	2,070
Secure Computing Corp. (a)	45,298	406,776
Smith Micro Software, Inc. (a)	4,403	72,605
Solera Holdings, Inc.	11,753	214,845
Sonic Foundry, Inc. (a)	1,800	3,807
Sonic Solutions, Inc. (a)	21,391	162,572
Sourcefire, Inc.	3,343	32,026
SourceForge, Inc. (a)	13,735	35,162
SPSS, Inc. (a)	15,992	651,674
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	4,187
Sybase, Inc. (a)	34,510	795,456
Symantec Corp. (a)	425,146	7,996,996
Synchronoss Technologies, Inc. (a)(d)	14,204	493,447
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	62,258	$ 1,700,889
Synplicity, Inc. (a)	300	1,959
Take-Two Interactive Software, Inc. (a)(d)	40,097	640,750
TenFold Corp. (a)	2,690	753
THQ, Inc. (a)	27,897	803,155
TIBCO Software, Inc. (a)	106,205	840,082
Tyler Technologies, Inc. (a)	7,594	112,619
Ultimate Software Group, Inc. (a)	6,598	205,396
Vasco Data Security International, Inc. (a)	22,415	702,038
Versant Corp. (a)	320	6,416
Vertical Communications, Inc. (a)	533	666
VMware, Inc.	702	48,361
Voxware, Inc. (a)	63	449
Wave Systems Corp. Class A (a)	700	1,134
Wayside Technology Group, Inc.	1,433	20,635
Wind River Systems, Inc. (a)	35,161	370,949
		247,544,664
TOTAL INFORMATION TECHNOLOGY		1,239,601,434
MATERIALS - 3.4%
Chemicals - 1.7%
A. Schulman, Inc.	16,718	360,106
Air Products & Chemicals, Inc.	95,671	8,611,347
Airgas, Inc.	29,229	1,350,964
Albemarle Corp.	37,737	1,527,216
American Pacific Corp. (a)	800	12,440
American Vanguard Corp. (d)	9,611	150,508
Arch Chemicals, Inc.	12,054	522,179
Ashland, Inc.	24,529	1,466,589
Atlantis Plastics, Inc. Class A (a)	600	1,188
Balchem Corp.	13,014	267,308
Cabot Corp.	29,997	1,210,079
Calgon Carbon Corp. (a)(d)	38,444	513,227
Celanese Corp. Class A	69,736	2,504,917
CF Industries Holdings, Inc.	26,664	1,688,631
Chemtura Corp.	109,513	1,008,615
Cytec Industries, Inc.	18,266	1,212,862
Dow Chemical Co.	451,624	19,252,731
E.I. du Pont de Nemours & Co.	431,266	21,024,218
Eastman Chemical Co.	36,213	2,417,580
Ecolab, Inc.	84,749	3,530,643
Eden Bioscience Corp. (a)	2,790	2,511
Ferro Corp.	18,316	358,444
Flotek Industries, Inc. (a)	12,942	488,819
FMC Corp.	14,024	1,262,160
Georgia Gulf Corp. (d)	20,139	301,481
H.B. Fuller Co.	28,660	771,241
Hawkins, Inc.	6,199	89,390
Hercules, Inc.	60,854	1,266,980

	Shares	Value
Huntsman Corp.	41,802	$ 1,084,762
International Flavors & Fragrances, Inc.	35,455	1,780,905
Koppers Holdings, Inc.	8,700	319,551
Kronos Worldwide, Inc.	87	1,783
Landec Corp. (a)	21,495	290,183
Lubrizol Corp.	28,820	1,832,376
Lyondell Chemical Co.	108,796	5,043,783
Material Sciences Corp. (a)	1,552	16,901
Minerals Technologies, Inc.	8,660	570,781
Monsanto Co.	253,052	17,647,846
Nalco Holding Co.	64,486	1,612,150
Nanophase Technologies Corp. (a)	4,415	26,269
NewMarket Corp.	8,586	401,052
NL Industries, Inc.	6,360	66,462
Olin Corp.	40,214	862,188
OM Group, Inc. (a)	16,631	821,571
OMNOVA Solutions, Inc. (a)	3,702	21,879
Penford Corp.	600	21,180
Pioneer Companies, Inc. (a)	6,771	237,053
PolyOne Corp. (a)	34,189	274,538
PPG Industries, Inc.	77,848	5,710,151
Praxair, Inc.	146,201	11,061,568
Quaker Chemical Corp.	836	18,392
Rockwood Holdings, Inc. (a)	19,618	628,757
Rohm & Haas Co.	66,046	3,734,241
RPM International, Inc.	45,732	1,035,372
Sensient Technologies Corp.	13,223	358,211
Sigma Aldrich Corp.	52,031	2,330,989
Spartech Corp.	13,865	300,316
Stepan Co.	836	25,097
Symyx Technologies, Inc. (a)	19,320	172,914
Terra Industries, Inc. (d)	47,555	1,235,003
Terra Nitrogen Co. LP	4,070	439,275
The Mosaic Co. (a)	72,964	3,065,947
The Scotts Miracle-Gro Co. Class A	17,758	803,727
Tronox, Inc. Class A	31,374	322,525
Valspar Corp.	41,115	1,108,872
W.R. Grace & Co. (a)(d)	30,882	689,904
Wellman, Inc.	2,274	5,003
Westlake Chemical Corp.	10,398	281,370
Zoltek Companies, Inc. (a)	13,761	568,192
		140,003,413
Construction Materials - 0.1%
Eagle Materials, Inc.	22,180	841,953
Florida Rock Industries, Inc.	21,599	1,350,153
Headwaters, Inc. (a)(d)	13,170	217,568
Martin Marietta Materials, Inc.	19,366	2,614,410
Texas Industries, Inc.	14,848	1,094,595
U.S. Concrete, Inc. (a)	30,514	242,586
Vulcan Materials Co.	37,251	3,352,963
		9,714,228
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	174,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Aptargroup, Inc.	31,648	$ 1,149,772
Ball Corp.	58,784	3,079,106
Bemis Co., Inc.	49,125	1,467,364
Caraustar Industries, Inc. (a)	6,248	23,180
Chesapeake Corp.	13,027	127,665
Crown Holdings, Inc. (a)	69,168	1,661,415
Graphic Packaging Corp. (a)	22,196	105,653
Greif, Inc. Class A	16,522	961,911
MOD-PAC Corp. (sub. vtg.) (a)	1,150	11,305
Myers Industries, Inc.	14,920	317,796
Owens-Illinois, Inc. (a)	64,209	2,582,486
Packaging Corp. of America	43,797	1,140,912
Pactiv Corp. (a)	54,496	1,594,008
Rock-Tenn Co. Class A	21,495	623,140
Sealed Air Corp.	73,607	1,946,905
Silgan Holdings, Inc.	8,243	421,135
Smurfit-Stone Container Corp. (a)	118,979	1,256,418
Sonoco Products Co.	40,788	1,469,184
Temple-Inland, Inc.	46,513	2,561,936
		22,675,877
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	283,843
AK Steel Holding Corp. (a)	50,692	2,027,680
Alcoa, Inc.	402,569	14,705,846
Allegheny Technologies, Inc.	45,735	4,545,602
Amcol International Corp.	17,731	571,116
Brush Engineered Materials, Inc. (a)	5,620	271,446
Carpenter Technology Corp.	10,369	1,211,514
Century Aluminum Co. (a)	14,489	712,569
Chaparral Steel Co.	20,793	1,777,802
Cleveland-Cliffs, Inc.	18,796	1,433,571
Coeur d'Alene Mines Corp. (a)(d)	91,517	312,988
Commercial Metals Co.	48,731	1,407,839
Compass Minerals International, Inc.	14,048	478,615
Freeport-McMoRan Copper & Gold, Inc. Class B	179,089	15,655,960
Haynes International, Inc. (a)	4,447	371,458
Hecla Mining Co. (a)	61,413	460,598
Kaiser Aluminum Corp.	5,374	365,002
Meridian Gold, Inc. (a)	45,975	1,276,726
Metal Management, Inc.	11,942	560,199
Newmont Mining Corp.	201,295	8,506,727
NN, Inc.	14,100	144,807
Northwest Pipe Co. (a)	12,239	456,270
Nucor Corp.	125,588	6,643,605
Quanex Corp.	21,263	920,901
Reliance Steel & Aluminum Co.	27,969	1,481,518
Royal Gold, Inc.	8,028	222,857
RTI International Metals, Inc. (a)	9,556	666,244
Ryerson Tull, Inc.	19,440	648,130
Schnitzer Steel Industries, Inc. Class A	7,674	448,392

	Shares	Value
Southern Copper Corp. (d)	34,719	$ 3,654,175
Steel Dynamics, Inc.	40,273	1,747,043
Stillwater Mining Co. (a)	19,745	185,406
Synalloy Corp.	700	14,028
Titanium Metals Corp. (a)	57,698	1,808,832
United States Steel Corp.	54,410	5,140,657
Universal Stainless & Alloy Products, Inc. (a)	3,224	104,522
Wheeling Pittsburgh Corp. (a)	2,763	50,066
Worthington Industries, Inc.	29,149	616,793
		81,891,347
Paper & Forest Products - 0.3%
Bowater, Inc.	21,552	362,936
Buckeye Technologies, Inc. (a)	7,804	121,508
Deltic Timber Corp.	8,578	490,662
Domtar Corp. (a)	273,246	2,185,968
Glatfelter	16,157	238,477
International Paper Co.	199,461	7,003,076
Louisiana-Pacific Corp.	46,304	867,274
MeadWestvaco Corp.	78,283	2,472,960
Neenah Paper, Inc.	13,013	451,421
Schweitzer-Mauduit International, Inc.	7,459	169,991
Wausau-Mosinee Paper Corp.	43,208	485,226
Weyerhaeuser Co.	96,829	6,600,833
		21,450,332
TOTAL MATERIALS		275,735,197
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.5%
Alaska Communication Systems Group, Inc.	42,393	579,088
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	2,893,828	115,376,922
Cbeyond, Inc. (a)	10,719	416,540
CenturyTel, Inc.	44,274	2,124,267
Cincinnati Bell, Inc. (a)	143,413	699,855
Citizens Communications Co.	146,030	2,118,895
Cogent Communications Group, Inc. (a)	22,164	553,435
Consolidated Communications Holdings, Inc.	18,291	339,847
Covad Communications Group, Inc. (a)(d)	40,529	32,423
CT Communications, Inc.	15,557	490,046
D&E Communications, Inc.	4,944	70,353
Embarq Corp.	79,678	4,973,501
FairPoint Communications, Inc.	14,350	240,076
Fonix Corp. (a)	465	0
General Communications, Inc. Class A (a)	26,997	341,512
Global Crossing Ltd. (a)(d)	5,019	95,562
HickoryTech Corp.	540	5,098
Hungarian Telephone & Cable Corp. (a)(d)	4,924	97,397
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
IDT Corp. Class B (d)	39,891	$ 359,019
Iowa Telecommunication Services, Inc.	13,345	247,016
Level 3 Communications, Inc. (a)(d)	622,642	3,256,418
NeuStar, Inc. Class A (a)	32,307	1,021,547
North Pittsburgh Systems, Inc.	2,555	58,995
NTELOS Holdings Corp.	12,351	330,760
PAETEC Holding Corp. (a)	22,544	268,950
Premiere Global Services, Inc. (a)	22,726	297,256
Qwest Communications International, Inc. (a)	705,811	6,317,008
Shenandoah Telecommunications Co.	12,447	255,661
SureWest Communications	9,983	289,607
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	57,442	1,260,852
Verizon Communications, Inc.	1,348,877	56,490,969
Vonage Holdings Corp. (a)(d)	6,797	14,342
Windstream Corp.	227,083	3,242,745
XETA Technologies, Inc. (a)	2,000	6,340
		202,272,302
Wireless Telecommunication Services - 0.8%
ALLTEL Corp.	162,015	11,059,144
American Tower Corp. Class A (a)	195,929	7,762,707
Centennial Communications Corp. Class A (a)	23,517	221,060
Clearwire Corp. (d)	16,762	358,707
Crown Castle International Corp. (a)	114,201	4,198,029
Dobson Communications Corp. Class A (a)	80,017	1,010,615
FiberTower Corp. (a)(d)	27,468	103,280
GoAmerica, Inc. (a)	30	156
InPhonic, Inc. (a)(d)	30,403	101,546
IPCS, Inc.	3,344	113,295
LCC International, Inc. (a)	2,300	8,349
Leap Wireless International, Inc. (a)	23,883	1,731,518
Metro One Telecommunications, Inc. (a)	1,450	2,857
MetroPCS Communications, Inc.	22,000	600,380
NII Holdings, Inc. (a)	68,360	5,412,745
Rural Cellular Corp. Class A (a)	6,213	266,910
SBA Communications Corp. Class A (a)	49,081	1,598,568
Sprint Nextel Corp.	1,344,926	25,446,000
SunCom Wireless Holdings, Inc. (a)	640	12,800
Syniverse Holdings, Inc. (a)	4,514	63,783
Telephone & Data Systems, Inc.	50,044	3,240,349
Terrestar Corp. (a)(d)	26,200	238,420
U.S. Cellular Corp. (a)	4,426	430,429
USA Mobility, Inc.	19,338	356,786
Wireless Facilities, Inc. (a)	9,297	23,614
		64,362,047
TOTAL TELECOMMUNICATION SERVICES		266,634,349

	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 1.6%
Allegheny Energy, Inc. (a)	78,484	$ 4,050,559
Allete, Inc.	12,552	528,565
American Electric Power Co., Inc.	181,024	8,051,948
Central Vermont Public Service Corp.	2,866	103,463
Cleco Corp.	37,059	853,839
DPL, Inc. (d)	49,523	1,304,931
Duke Energy Corp.	574,013	10,527,398
Edison International	150,616	7,938,969
El Paso Electric Co. (a)	36,448	813,519
Empire District Electric Co.	6,807	156,085
Entergy Corp.	90,424	9,369,735
Exelon Corp.	313,954	22,187,129
FirstEnergy Corp.	143,255	8,801,587
FPL Group, Inc.	174,240	10,252,282
Great Plains Energy, Inc.	36,952	1,047,220
Hawaiian Electric Industries, Inc.	48,755	1,022,392
IDACORP, Inc.	24,625	799,574
ITC Holdings Corp.	22,621	1,006,182
MGE Energy, Inc.	11,941	393,337
Northeast Utilities	64,570	1,785,361
Otter Tail Corp.	9,692	353,758
Pepco Holdings, Inc.	81,079	2,260,483
Pinnacle West Capital Corp.	43,222	1,721,964
Portland General Electric Co.	23,132	615,080
PPL Corp.	179,265	8,651,329
Progress Energy, Inc.	120,896	5,546,708
Reliant Energy, Inc. (a)	151,726	3,870,530
Sierra Pacific Resources	103,100	1,579,492
Southern Co.	347,490	12,332,420
UIL Holdings Corp.	17,871	553,822
Unisource Energy Corp.	26,415	782,412
Unitil Corp.	2,363	74,553
Westar Energy, Inc.	47,666	1,157,807
		130,494,433
Gas Utilities - 0.3%
AGL Resources, Inc.	32,903	1,306,578
Amerigas Partners Mlp	10,374	363,712
Atmos Energy Corp.	37,956	1,066,943
Chesapeake Utilities Corp.	7,771	245,641
Delta Natural Gas Co., Inc.	1,791	44,435
Energen Corp.	26,280	1,411,236
EnergySouth, Inc.	2,326	112,090
Equitable Resources, Inc.	65,507	3,222,289
Ferrellgas Partners Mlp	14,553	329,625
Laclede Group, Inc.	15,031	490,612
National Fuel Gas Co.	26,761	1,186,583
New Jersey Resources Corp.	9,922	485,980
Nicor, Inc.	15,558	646,590
Northwest Natural Gas Co.	12,927	600,588
ONEOK, Inc.	47,536	2,227,062
Piedmont Natural Gas Co., Inc.	33,355	880,572
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	79,914	$ 3,993,303
SEMCO Energy, Inc. (a)	20,000	152,200
South Jersey Industries, Inc.	14,199	481,488
Southern Union Co.	45,517	1,358,682
Southwest Gas Corp.	26,857	779,122
Suburban Propane Partners Mlp	15,806	737,034
UGI Corp.	46,392	1,185,316
WGL Holdings, Inc.	32,132	1,056,821
		24,364,502
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	315,537	5,714,375
AMEN Properties, Inc. (a)	75	449
Black Hills Corp.	14,151	582,880
Constellation Energy Group, Inc.	82,401	6,834,339
Dynegy, Inc. Class A (a)	187,139	1,513,955
Mirant Corp. (a)	119,577	4,659,916
NRG Energy, Inc. (a)(d)	112,706	4,292,972
Ormat Technologies, Inc.	9,068	390,377
TXU Corp.	213,393	14,382,688
		38,371,951
Multi-Utilities - 1.0%
Alliant Energy Corp.	57,027	2,160,183
Ameren Corp.	98,390	4,996,244
Aquila, Inc. (a)(d)	178,754	711,441
Avista Corp.	36,653	717,299
CenterPoint Energy, Inc.	133,302	2,162,158
CH Energy Group, Inc. (d)	7,715	364,688
CMS Energy Corp.	101,118	1,650,246
Consolidated Edison, Inc.	123,195	5,659,578
Dominion Resources, Inc.	138,591	11,805,181
DTE Energy Co.	81,182	3,881,311
Energy East Corp.	77,061	2,056,758
Integrys Energy Group, Inc.	34,851	1,748,475
MDU Resources Group, Inc.	79,253	2,143,794
NiSource, Inc.	136,007	2,562,372
NorthWestern Energy Corp.	18,612	499,546
NSTAR	52,400	1,717,148
OGE Energy Corp.	43,193	1,456,468
PG&E Corp.	163,559	7,278,376
PNM Resources, Inc.	38,570	891,738
Public Service Enterprise Group, Inc.	115,664	9,830,283
Puget Energy, Inc.	50,395	1,175,715
SCANA Corp.	42,226	1,620,634
Sempra Energy	105,132	5,785,414
TECO Energy, Inc.	94,759	1,500,983
Vectren Corp.	35,249	962,298
Wisconsin Energy Corp.	49,739	2,203,935
Xcel Energy, Inc.	195,561	4,030,512
		81,572,778

	Shares	Value
Water Utilities - 0.1%
American States Water Co.	11,060	$ 432,004
Aqua America, Inc. (d)	55,654	1,333,470
Artesian Resources Corp. Class A	3,752	72,414
California Water Service Group	3,941	152,635
Middlesex Water Co.	3,274	61,388
SJW Corp. (d)	7,881	270,397
Southwest Water Co.	7,527	105,227
		2,427,535
TOTAL UTILITIES		277,231,199
TOTAL COMMON STOCKS (Cost $6,482,029,590)		7,709,974,366
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.82% 9/27/07 (e) (Cost $12,856,060)	$ 12,900,000	12,867,595
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	255,973,719	255,973,719
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	194,661,486	194,661,486
TOTAL MONEY MARKET FUNDS (Cost $450,635,205)		450,635,205
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $6,945,520,855)		8,173,477,166
NET OTHER ASSETS - (2.0)%		(162,339,235)
NET ASSETS - 100%		$ 8,011,137,931
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
455 Mini-Russell 2000 Index Contracts	Sept. 2007	$ 36,163,400	$ 84,700
33 S&P 500 E-Mini Index Contracts	Sept. 2007	2,436,555	(36,108)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
662 S&P 500 Index Contracts	Sept. 2007	$ 244,393,850	$ 1,271,409
208 S&P MidCap 400 E-Mini Index Contracts	Sept. 2007	17,996,160	(188,717)
TOTAL EQUITY INDEX CONTRACTS		$ 300,989,965	$ 1,131,284
The face value of futures purchased as a percentage of net assets - 3.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with JP Morgan Chase, Inc.	Oct. 2007	$ 1,772,842	$ 190,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,867,595.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,222,973
Fidelity Securities Lending Cash Central Fund	1,256,020
Total	$ 7,478,993
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $11,563,826 of which $8,739,471 and $2,824,355 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $192,172,605) - See accompanying schedule: Unaffiliated issuers (cost $6,494,885,650)	$ 7,722,841,961
Fidelity Central Funds (cost $450,635,205)	450,635,205
Total Investments (cost $6,945,520,855)		$ 8,173,477,166
Cash		33,920
Receivable for investments sold		278,325
Receivable for fund shares sold		55,019,177
Dividends receivable		12,318,436
Distributions receivable from Fidelity Central Funds		1,459,896
Receivable for daily variation on futures contracts		3,130,621
Swap agreements, at value		190,956
Other receivables		2,832
Total assets		8,245,911,329

Liabilities
Payable for investments purchased	$ 33,326,697
Payable for fund shares redeemed	6,220,397
Accrued management fee	453,551
Other affiliated payables	111,267
Collateral on securities loaned, at value	194,661,486
Total liabilities		234,773,398

Net Assets		$ 8,011,137,931
Net Assets consist of:
Paid in capital		$ 6,741,082,791
Undistributed net investment income		67,741,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,965,066)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,229,278,637
Net Assets		$ 8,011,137,931
Investor Class: Net Asset Value, offering price and redemption price per share ($4,597,597,290 ÷ 110,559,623 shares)		$ 41.58
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,413,540,641 ÷ 82,076,799 shares)		$ 41.59

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 62,373,453
Interest		281,011
Income from Fidelity Central Funds (including $1,256,020 from security lending)		7,478,993
Total income		70,133,457

Expenses
Management fee	$ 2,620,742
Transfer agent fees	657,758
Independent trustees' compensation	11,567
Miscellaneous	7,275
Total expenses before reductions	3,297,342
Expense reductions	(79,013)	3,218,329
Net investment income (loss)		66,915,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,789,745
Foreign currency transactions	65
Futures contracts	(5,127,041)
Swap agreements	232,630
Total net realized gain (loss)		18,895,399
Change in net unrealized appreciation (depreciation) on: Investment securities	249,750,443
Assets and liabilities in foreign currencies	148
Futures contracts	4,043,997
Swap agreements	78,242
Total change in net unrealized appreciation (depreciation)		253,872,830
Net gain (loss)		272,768,229
Net increase (decrease) in net assets resulting from operations		$ 339,683,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,915,128	$ 85,287,470
Net realized gain (loss)	18,895,399	28,635,068
Change in net unrealized appreciation (depreciation)	253,872,830	410,018,502
Net increase (decrease) in net assets resulting from operations	339,683,357	523,941,040
Distributions to shareholders from net investment income	(19,385,065)	(74,441,874)
Share transactions - net increase (decrease)	1,060,097,147	2,465,303,242
Redemption fees	167,848	144,921
Total increase (decrease) in net assets	1,380,563,287	2,914,947,329

Net Assets
Beginning of period	6,630,574,644	3,715,627,315
End of period (including undistributed net investment income of $67,741,569 and undistributed net investment income of $22,777,106, respectively)	$ 8,011,137,931	$ 6,630,574,644

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 39.68	$ 35.89	$ 32.89	$ 31.00	$ 22.07	$ 28.57
Income from Investment Operations
Net investment income (loss)D	.37	.68	.56	.54G	.37	.35
Net realized and unrealized gain (loss)	1.64	3.63	2.95	1.82	8.88	(6.53)
Total from investment operations	2.01	4.31	3.51	2.36	9.25	(6.18)
Distributions from net investment income	(.11)	(.52)	(.51)	(.47)	(.32)	(.32)
Redemption fees added to paid in capitalD	-J	-J	-J	-J	-J	-J
Net asset value, end of period	$ 41.58	$ 39.68	$ 35.89	$ 32.89	$ 31.00	$ 22.07
Total ReturnB,C	5.07%	12.05%	10.73%	7.64%	42.07%	(21.73)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.10%A	.10%	.10%	.38%	.40%	.41%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.17%	.25%	.25%
Expenses net of all reductions	.10%A	.10%	.10%	.17%	.25%	.25%
Net investment income (loss)	1.78%A	1.80%	1.67%	1.73%G	1.36%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,597,597	$ 3,942,368	$ 1,971,617	$ 2,849,097	$ 2,240,513	$ 1,003,806
Portfolio turnover rateF	3%A	4%	6%	6%	3%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss)D	.38	.69	.24
Net realized and unrealized gain (loss)	1.64	3.63	3.02
Total from investment operations	2.02	4.32	3.26
Distributions from net investment income	(.11)	(.53)	(.42)
Redemption fees added to paid in capitalD	-I	-I	-I
Net asset value, end of period	$ 41.59	$ 39.68	$ 35.89
Total ReturnB,C	5.10%	12.08%	9.90%
Ratios to Average Net AssetsE,H
Expenses before reductions	.07%A	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%A
Net investment income (loss)	1.80%A	1.83%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,413,541	$ 2,688,207	$ 1,744,010
Portfolio turnover rateF	3%A	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.3	3.0
Genentech, Inc.	0.9	1.1
Accenture Ltd. Class A	0.7	0.5
American Tower Corp. Class A	0.5	0.5
GlobalSantaFe Corp.	0.4	0.4
Liberty Global, Inc. Class A	0.4	0.3
Liberty Media Corp. - Capital Series A	0.4	0.4
Seagate Technology	0.4	0.4
NYSE Euronext	0.4	0.0
Liberty Media Corp. - Interactive Series A	0.4	0.4
	7.8
Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	24.3
Consumer Discretionary	14.3	14.9
Information Technology	13.9	13.9
Industrials	13.1	12.4
Health Care	10.6	10.4
Energy	8.8	7.9
Materials	5.3	4.5
Utilities	4.1	4.1
Consumer Staples	2.8	2.8
Telecommunication Services	2.2	2.1

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	21,842	$ 653,294
American Axle & Manufacturing Holdings, Inc.	35,598	830,145
Amerigon, Inc. (a)	23,891	377,478
Amerityre Corp. (a)(d)	29,329	119,662
ArvinMeritor, Inc.	63,280	1,104,236
BorgWarner, Inc.	48,374	4,087,603
Cooper Tire & Rubber Co.	55,555	1,357,764
Dorman Products, Inc. (a)	2,806	39,256
Drew Industries, Inc. (a)	19,046	747,936
Exide Technologies (a)	64,403	428,280
Fuel Systems Solutions, Inc. (a)	12,638	228,874
GenTek, Inc. (a)	9,509	292,402
Gentex Corp.	131,778	2,640,831
Hawk Corp. Class A (a)	3,526	50,598
Hayes Lemmerz International, Inc. (a)	67,971	309,268
Lear Corp. (a)	58,863	1,720,565
Modine Manufacturing Co.	27,539	772,469
Noble International Ltd.	9,445	188,050
Proliance International, Inc. (a)	3,337	6,841
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	13,478
Sauer-Danfoss, Inc.	10,641	285,392
Shiloh Industries, Inc.	7,998	84,219
Spartan Motors, Inc. (d)	30,723	454,700
Standard Motor Products, Inc.	9,163	89,706
Stoneridge, Inc. (a)	21,118	220,472
Strattec Security Corp.	1,213	57,969
Superior Industries International, Inc. (d)	15,308	304,323
Tenneco, Inc. (a)	41,435	1,315,561
TRW Automotive Holdings Corp. (a)	47,769	1,459,821
Visteon Corp. (a)(d)	115,472	621,239
WABCO Holdings, Inc.	48,500	2,195,110
		23,057,542
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	98,617
Fleetwood Enterprises, Inc. (a)(d)	65,521	610,656
Monaco Coach Corp.	23,075	308,974
National R.V. Holdings, Inc. (a)	1,403	1,122
Thor Industries, Inc.	34,161	1,502,742
Winnebago Industries, Inc.	27,655	737,559
		3,259,670
Distributors - 0.1%
Amcon Distributing Co. (a)	1,022	29,638
Aristotle Corp. (a)	3,170	36,075
Audiovox Corp. Class A (a)	17,037	178,037
Building Materials Holding Corp.	25,698	380,330
Core-Mark Holding Co., Inc. (a)	7,539	254,366
Design Within Reach, Inc. (a)	7,015	33,672
DXP Enterprises, Inc. (a)	5,096	188,705
Handleman Co.	16,324	59,093

	Shares	Value
Keystone Automotive Industries, Inc. (a)	16,248	$ 762,844
LKQ Corp. (a)	43,476	1,346,886
Source Interlink Companies, Inc. (a)(d)	25,121	104,503
		3,374,149
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	23,196	920,185
Capella Education Co.	10,194	513,880
Career Education Corp. (a)	84,255	2,502,374
Carriage Services, Inc. Class A (a)	9,225	78,413
Coinmach Service Corp. Class A	30,739	393,767
Coinstar, Inc. (a)	24,128	788,503
Collectors Universe, Inc.	1,240	18,662
Corinthian Colleges, Inc. (a)	77,248	1,086,107
CPI Corp.	3,642	163,016
DeVry, Inc.	55,059	1,901,187
EVCI Career Colleges, Inc. (a)	343	717
Home Solutions America, Inc. (a)(d)	32,603	99,439
INVESTools, Inc. (a)	40,461	489,173
ITT Educational Services, Inc. (a)	35,071	3,850,796
Jackson Hewitt Tax Service, Inc.	27,794	802,413
Mace Security International, Inc. (a)	8,918	19,263
Matthews International Corp. Class A	28,495	1,229,274
Nobel Learning Communities, Inc. (a)	2,715	37,820
Pre-Paid Legal Services, Inc. (a)	11,474	633,250
Princeton Review, Inc. (a)	7,132	47,642
Regis Corp.	42,201	1,393,055
Service Corp. International	265,386	3,243,017
Sotheby's Class A (ltd. vtg.)	58,873	2,548,023
Steiner Leisure Ltd. (a)	12,702	549,489
Stewart Enterprises, Inc. Class A	88,229	632,602
Strayer Education, Inc.	12,083	1,928,205
Universal Technical Institute, Inc. (a)	19,751	355,913
Weight Watchers International, Inc.	36,503	1,895,966
		28,122,151
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	34,768	518,391
Ambassadors Group, Inc.	15,867	615,164
Ambassadors International, Inc. (d)	7,395	178,367
American Real Estate Partners LP	4,195	494,758
American Wagering, Inc. (a)	4,600	4,508
Ameristar Casinos, Inc.	20,204	584,098
Applebee's International, Inc.	64,024	1,588,435
ARK Restaurants Corp.	5,734	208,431
Back Yard Burgers, Inc. (a)	4,772	30,207
Bally Technologies, Inc. (a)	40,113	1,330,548
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	185,882
BJ's Restaurants, Inc. (a)(d)	20,082	454,857
Bluegreen Corp. (a)	15,202	127,241
Bob Evans Farms, Inc.	31,313	1,044,915
Boyd Gaming Corp.	49,295	2,013,701
Brinker International, Inc.	103,009	2,970,780
Buca, Inc. (a)	5,333	12,053
Buffalo Wild Wings, Inc. (a)	11,370	395,335
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Burger King Holdings, Inc.	43,596	$ 1,033,661
California Pizza Kitchen, Inc. (a)	27,163	555,483
Carrols Restaurant Group, Inc. (d)	13,945	152,837
CBRL Group, Inc.	21,251	795,212
CEC Entertainment, Inc. (a)	28,600	878,020
Cedar Fair LP (depository unit)	45,526	1,152,263
Century Casinos, Inc. (a)(d)	29,959	204,620
Champps Entertainment, Inc. (a)	6,082	32,782
Chipotle Mexican Grill, Inc. Class A (a)(d)	28,600	2,974,114
Choice Hotels International, Inc.	30,307	1,135,906
Churchill Downs, Inc.	8,542	425,904
CKE Restaurants, Inc.	55,663	943,488
Cosi, Inc. (a)(d)	50,022	200,588
Denny's Corp. (a)	61,044	235,630
Domino's Pizza, Inc.	40,766	717,074
Dover Downs Gaming & Entertainment, Inc.	19,410	200,505
Dover Motorsports, Inc.	22,686	135,435
Empire Resorts, Inc. (a)(d)	29,497	146,010
Famous Dave's of America, Inc. (a)	10,737	204,862
Frisch's Restaurants, Inc.	2,711	74,688
Gaylord Entertainment Co. (a)	38,773	1,990,994
Great Wolf Resorts, Inc. (a)	38,009	543,529
IHOP Corp.	14,600	917,902
International Speedway Corp. Class A	35,090	1,652,037
Interstate Hotels & Resorts, Inc. (a)	17,282	67,400
Isle of Capri Casinos, Inc. (a)(d)	16,733	310,062
Jack in the Box, Inc. (a)	28,494	1,772,897
Jamba, Inc. (a)(d)	20,639	140,552
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	363,567
Landry's Seafood Restaurants, Inc.	12,835	367,979
Las Vegas Sands Corp. (a)	94,378	9,409,487
Life Time Fitness, Inc. (a)(d)	29,414	1,634,536
Littlefield Corp. (a)	600	810
Lodgian, Inc. (a)	30,634	374,654
Luby's, Inc. (a)	27,286	312,698
Marcus Corp.	18,741	395,810
Max & Erma's Restaurants, Inc. (a)	2,608	18,517
McCormick & Schmick's Seafood Restaurants (a)	12,159	322,214
MGM Mirage, Inc. (a)	105,108	8,825,919
Monarch Casino & Resort, Inc. (a)	14,183	402,372
Morgans Hotel Group Co. (a)	25,486	491,370
Morton's Restaurant Group, Inc. (a)	8,711	154,359
MTR Gaming Group, Inc. (a)	23,573	235,966
Multimedia Games, Inc. (a)(d)	34,474	334,398
O'Charleys, Inc.	18,262	297,305
Orient Express Hotels Ltd. Class A	32,968	1,650,048
P.F. Chang's China Bistro, Inc. (a)	23,366	788,135
Panera Bread Co. Class A (a)	26,928	1,177,831

	Shares	Value
Papa John's International, Inc. (a)	22,475	$ 569,966
Peet's Coffee & Tea, Inc. (a)(d)	10,925	275,966
Penn National Gaming, Inc. (a)	65,425	3,846,990
Pinnacle Entertainment, Inc. (a)	56,457	1,570,634
Premier Exhibitions, Inc. (a)	16,798	265,744
Progressive Gaming International Corp. (a)(d)	36,971	189,292
Rare Hospitality International, Inc. (a)	35,034	1,323,234
Red Lion Hotels Corp. (a)	13,529	127,578
Red Robin Gourmet Burgers, Inc. (a)	12,651	486,684
Riviera Holdings Corp. (a)	9,800	266,070
Royal Caribbean Cruises Ltd.	115,571	4,395,165
Rubio's Restaurants, Inc. (a)	3,930	42,444
Ruby Tuesday, Inc.	49,115	1,087,897
Ruth's Chris Steak House, Inc. (a)	15,729	261,416
Scientific Games Corp. Class A (a)	57,429	2,003,698
Shuffle Master, Inc. (a)(d)	35,674	529,045
Silverleaf Resorts, Inc. (a)	16,000	91,200
Six Flags, Inc. (a)(d)	81,962	329,487
Sonic Corp. (a)	64,240	1,401,717
SPEEDUS Corp. (a)	1,900	1,159
Speedway Motorsports, Inc.	12,671	487,707
Station Casinos, Inc.	35,879	3,150,894
Steak n Shake Co. (a)	28,073	442,430
Texas Roadhouse, Inc. Class A (a)	51,113	654,758
The Cheesecake Factory, Inc. (a)(d)	64,435	1,606,365
Town Sports International Holdings, Inc. (a)	11,158	201,513
Triarc Companies, Inc. Class B	66,579	1,022,653
Trump Entertainment Resorts, Inc. (a)(d)	22,714	151,730
Vail Resorts, Inc. (a)(d)	26,263	1,501,718
VCG Holding Corp. (a)	18,692	139,255
WMS Industries, Inc. (a)	33,963	999,871
Wynn Resorts Ltd. (d)	69,239	8,566,941
Youbet.com, Inc. (a)	30,676	51,229
		97,952,551
Household Durables - 1.2%
American Greetings Corp. Class A	49,737	1,230,493
Avatar Holdings, Inc. (a)(d)	6,380	387,776
Bassett Furniture Industries, Inc.	8,703	100,433
Beazer Homes USA, Inc.	36,415	384,907
Blyth, Inc.	27,359	611,747
Brookfield Homes Corp. (d)	9,444	187,180
California Coastal Communities, Inc.	7,836	122,555
Cavalier Homes, Inc. (a)	13,027	47,549
Cavco Industries, Inc. (a)	5,868	206,084
Champion Enterprises, Inc. (a)(d)	73,058	843,820
Cobra Electronics Corp.	1,132	7,290
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	9,274
Craftmade International, Inc.	2,794	44,453
CSS Industries, Inc.	8,769	337,256
Directed Electronics, Inc. (a)	13,160	70,801
Dixie Group, Inc. (a)	6,499	66,095
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dominion Homes, Inc. (a)(d)	2,526	$ 5,481
Emerson Radio Corp. (a)	9,263	23,713
Ethan Allen Interiors, Inc.	23,871	802,066
Flexsteel Industries, Inc.	3,192	45,401
Furniture Brands International, Inc. (d)	52,886	601,843
Garmin Ltd. (d)	102,451	10,432,585
Helen of Troy Ltd. (a)	25,072	567,881
Hooker Furniture Corp.	10,379	190,455
Hovnanian Enterprises, Inc. Class A (a)(d)	43,491	516,238
iRobot Corp. (a)(d)	9,004	198,628
Jarden Corp. (a)	59,056	1,936,446
Kimball International, Inc. Class B	25,065	336,623
La-Z-Boy, Inc. (d)	52,536	506,447
Lenox Group, Inc. (a)	11,079	55,949
Levitt Corp. Class A	10,641	24,900
Libbey, Inc.	18,245	330,235
Lifetime Brands, Inc.	5,543	113,022
M.D.C. Holdings, Inc.	28,043	1,247,633
M/I Homes, Inc.	15,338	279,612
Meritage Homes Corp. (a)(d)	26,425	478,821
Mohawk Industries, Inc. (a)(d)	45,720	3,991,813
National Presto Industries, Inc.	4,941	272,546
NVR, Inc. (a)(d)	4,424	2,475,228
Orleans Homebuilders, Inc. (d)	4,454	32,336
Palm Harbor Homes, Inc. (a)(d)	9,454	133,774
Russ Berrie & Co., Inc. (a)	6,705	100,307
Ryland Group, Inc.	38,725	1,109,084
Sealy Corp., Inc. (d)	38,709	590,699
Skyline Corp.	6,866	205,499
Standard Pacific Corp. (d)	55,509	556,755
Stanley Furniture Co., Inc.	12,350	212,914
Syntax-Brillian Corp. (a)(d)	76,071	494,462
Tempur-Pedic International, Inc.	67,801	1,959,449
Toll Brothers, Inc. (a)(d)	122,585	2,618,416
TOUSA, Inc. (d)	9,819	26,609
Tupperware Brands Corp.	53,724	1,654,162
Universal Electronics, Inc. (a)	13,861	401,969
Virco Manufacturing Co. (a)	4,818	24,524
WCI Communities, Inc. (a)(d)	35,440	330,301
		40,542,539
Internet & Catalog Retail - 0.9%
1-800 CONTACTS, Inc. (a)	3,181	76,344
1-800-FLOWERS.com, Inc. Class A (a)	19,046	202,459
Audible, Inc. (a)	21,878	232,344
Blue Nile, Inc. (a)(d)	13,568	1,145,411
Bluefly, Inc. (a)	1,778	1,618
dELiA*s, Inc. (a)	18,288	85,222
Drugstore.com, Inc. (a)	71,510	207,379
eDiets.com, Inc. (a)(d)	14,028	44,749

	Shares	Value
Expedia, Inc. (a)(d)	211,060	$ 6,300,141
FTD Group, Inc.	16,840	299,247
Gaiam, Inc. Class A (a)	15,653	323,861
GSI Commerce, Inc. (a)	18,751	431,461
Hollywood Media Corp. (a)	26,946	99,700
Liberty Media Corp. - Interactive Series A (a)	592,034	11,230,885
Netflix, Inc. (a)(d)	51,730	906,310
NutriSystem, Inc. (a)(d)	27,629	1,498,321
Orbitz Worldwide, Inc.	28,000	349,720
Overstock.com, Inc. (a)(d)	13,725	304,832
PC Mall, Inc. (a)	3,555	43,620
PetMed Express, Inc. (a)	20,357	305,151
PhotoWorks, Inc. (a)	1,628	407
Priceline.com, Inc. (a)(d)	30,355	2,518,858
RedEnvelope, Inc. (a)	5,119	27,233
Shutterfly, Inc.	15,049	420,770
Sport Supply Group, Inc.	9,387	91,054
Stamps.com, Inc. (a)	24,970	303,136
Systemax, Inc. (d)	10,200	189,720
US Auto Parts Network, Inc.	28,450	237,842
ValueVision Media, Inc. Class A (a)	31,268	263,589
Varsity Group, Inc. (a)	4,794	5,513
		28,146,897
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	9,544	20,042
Aldila, Inc.	9,995	168,216
Arctic Cat, Inc.	8,551	144,597
Callaway Golf Co.	62,625	1,022,040
Cybex International, Inc. (a)	14,718	70,499
Escalade, Inc.	6,336	53,856
Fairchild Corp. Class A (a)	9,497	21,653
Gametech International, Inc. (a)	13,061	82,807
JAKKS Pacific, Inc. (a)	26,514	595,770
Johnson Outdoors, Inc. Class A	1,929	36,053
Leapfrog Enterprises, Inc. Class A (a)	23,870	171,625
Marine Products Corp. (d)	11,382	100,845
MarineMax, Inc. (a)	11,754	215,568
Meade Instruments Corp. (a)	4,023	7,966
Nautilus, Inc. (d)	27,540	262,181
Oakley, Inc.	21,127	607,824
Polaris Industries, Inc. (d)	32,449	1,549,440
Pool Corp. (d)	47,400	1,547,610
RC2 Corp. (a)	19,370	591,560
Smith & Wesson Holding Corp. (a)(d)	25,141	527,961
Steinway Musical Instruments, Inc.	7,201	230,216
Sturm Ruger & Co., Inc. (a)	29,607	540,032
		8,568,361
Media - 3.5%
4Kids Entertainment, Inc. (a)	18,966	284,680
ACME Communications, Inc.	6,362	26,720
Alloy, Inc. (a)	9,144	73,152
Arbitron, Inc.	25,809	1,286,062
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Ballantyne of Omaha, Inc. (a)	30	$ 177
Beasley Broadcast Group, Inc. Class A	4,117	30,383
Belo Corp. Series A	78,632	1,355,616
Cablevision Systems Corp. - NY Group Class A (a)	196,667	6,598,178
Carmike Cinemas, Inc. (d)	16,956	271,974
Catalina Marketing Corp.	34,293	1,070,627
Charter Communications, Inc. Class A (a)(d)	365,261	1,015,426
Cinemark Holdings, Inc.	23,000	413,540
Citadel Broadcasting Corp.	158,912	646,772
CKX, Inc. (a)(d)	43,732	535,280
Clear Channel Outdoor Holding, Inc. Class A (a)	36,299	921,269
Courier Corp.	12,569	451,730
Cox Radio, Inc. Class A (a)	34,485	475,203
Crown Media Holdings, Inc. Class A (a)(d)	4,844	32,600
Cumulus Media, Inc. Class A (a)(d)	33,745	361,072
DG FastChannel, Inc. (a)	15,830	318,816
Discovery Holding Co. Class A (a)	241,030	6,054,674
DreamWorks Animation SKG, Inc. Class A (a)	51,782	1,597,475
EchoStar Communications Corp. Class A (a)	192,034	8,126,879
EMAK Worldwide, Inc. (a)	3,798	5,697
Emmis Communications Corp. Class A	24,658	157,071
Entercom Communications Corp. Class A	29,619	630,885
Entertainment Distribution Co., Inc. (a)	64,254	84,173
Entravision Communication Corp. Class A (a)	60,708	546,979
Fisher Communications, Inc. (a)	7,167	350,395
Franklin Electronic Publishers, Inc. (a)	2,339	6,549
GateHouse Media, Inc.	18,249	237,602
Gemstar-TV Guide International, Inc. (a)	221,834	1,353,187
Getty Images, Inc. (a)	41,657	1,299,282
Gray Television, Inc.	51,014	456,575
Harris Interactive, Inc. (a)	41,822	180,253
Harte-Hanks, Inc.	44,378	1,073,060
Hearst-Argyle Television, Inc.	22,579	577,345
Idearc, Inc.	121,177	4,135,771
Image Entertainment, Inc. (a)	7,100	29,891
Insignia Systems, Inc. (a)	4,959	24,101
Interactive Data Corp.	31,794	869,248
John Wiley & Sons, Inc. Class A	45,838	1,900,902
Journal Communications, Inc. Class A	34,744	360,295
Journal Register Co.	48,545	152,917
Knology, Inc. (a)(d)	30,013	474,205
Lakes Entertainment, Inc. (a)	25,879	280,528
Lamar Advertising Co. Class A	63,639	3,367,776

	Shares	Value
Lee Enterprises, Inc.	35,207	$ 611,546
Liberty Global, Inc. Class A (a)(d)	340,184	13,940,740
Liberty Media Corp. - Capital Series A (a)	122,916	13,396,615
LIN TV Corp. Class A (a)	30,902	411,924
Live Nation, Inc. (a)	51,126	1,058,308
LodgeNet Entertainment Corp. (a)(d)	18,769	491,748
Martha Stewart Living Omnimedia, Inc. Class A (d)	21,694	275,080
Marvel Entertainment, Inc. (a)(d)	57,023	1,288,720
Media General, Inc. Class A	21,102	589,168
Mediacom Communications Corp. Class A (a)	57,905	495,088
Morningstar, Inc. (a)	9,196	593,326
National CineMedia, Inc.	36,721	904,438
National Lampoon, Inc. (a)	1,200	2,196
Navarre Corp. (a)(d)	29,406	110,861
New Frontier Media, Inc.	31,250	213,125
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	37,458
NTN Communications, Inc. (a)	16,316	15,174
Outdoor Channel Holdings, Inc. (a)	22,403	201,627
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	188,391
Point.360 (a)	2,433	6,301
PRIMEDIA, Inc. (d)	26,029	378,722
R.H. Donnelley Corp. (a)	60,429	3,555,038
Radio One, Inc. Class A (a)	82,131	319,490
RCN Corp.	41,731	600,509
Reading International, Inc. Class A (a)	10,681	107,878
Regal Entertainment Group Class A	61,976	1,396,939
Regent Communication, Inc. (a)	13,099	36,022
Rentrak Corp. (a)	6,275	77,559
Saga Communications, Inc. Class A (a)	5,932	42,710
Salem Communications Corp. Class A	6,831	70,154
Scholastic Corp. (a)	27,765	946,231
Sinclair Broadcast Group, Inc. Class A	42,947	535,120
Sirius Satellite Radio, Inc. (a)(d)	1,184,602	3,518,268
Spanish Broadcasting System, Inc. Class A (a)	67,440	191,530
SPAR Group, Inc. (a)	4,346	4,172
Sun-Times Media Group, Inc. Class A	65,094	183,565
The McClatchy Co. Class A (d)	51,124	1,154,380
Time Warner Cable, Inc.	134,715	4,944,041
TiVo, Inc. (a)(d)	88,430	497,861
Traffix, Inc.	3,088	16,274
Triple Crown Media, Inc. (a)	2,789	19,607
Valassis Communications, Inc. (a)	47,531	433,483
Value Line, Inc.	523	25,549
Virgin Media, Inc.	243,955	5,806,129
Warner Music Group Corp.	41,805	480,758
Washington Post Co. Class B	4,894	3,747,091
Westwood One, Inc.	76,419	220,851
World Wrestling Entertainment, Inc. Class A	21,245	321,862
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
WorldSpace, Inc. Class A (a)(d)	15,523	$ 72,803
WPT Enterprises, Inc. (a)	6,993	24,545
XM Satellite Radio Holdings, Inc. Class A (a)(d)	261,806	3,264,721
Young Broadcasting, Inc. Class A (a)	4,865	9,487
		118,338,175
Multiline Retail - 0.2%
99 Cents Only Stores (a)	45,295	559,393
Dollar Tree Stores, Inc. (a)	85,988	3,736,179
Duckwall-ALCO Stores, Inc. (a)	5,890	221,582
Fred's, Inc. Class A	37,592	390,957
Gottschalks, Inc. (a)	13,746	68,730
Retail Ventures, Inc. (a)	21,851	252,816
Saks, Inc.	103,619	1,675,519
The Bon-Ton Stores, Inc. (d)	10,212	294,310
Tuesday Morning Corp.	37,215	392,618
		7,592,104
Specialty Retail - 2.7%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	397,088
Aaron Rents, Inc.	38,834	993,762
Advance Auto Parts, Inc.	92,913	3,303,986
Aeropostale, Inc. (a)	66,862	1,384,043
America's Car Mart, Inc. (a)	10,022	121,266
American Eagle Outfitters, Inc.	169,328	4,373,742
AnnTaylor Stores Corp. (a)(d)	63,417	1,987,489
Asbury Automotive Group, Inc.	27,035	584,497
Barnes & Noble, Inc.	48,758	1,758,701
bebe Stores, Inc.	17,437	243,246
Big 5 Sporting Goods Corp.	20,787	432,370
Big Dog Holdings, Inc. (a)(d)	2,572	39,480
Blockbuster, Inc. Class A (a)(d)	154,797	767,793
Books-A-Million, Inc.	7,672	102,191
Borders Group, Inc.	49,515	742,725
Brown Shoe Co., Inc.	35,487	810,523
Build-A-Bear Workshop, Inc. (a)(d)	15,816	260,331
Cabela's, Inc. Class A (a)(d)	36,939	872,869
Cache, Inc. (a)	10,279	172,482
CarMax, Inc. (a)	189,584	4,295,973
Casual Male Retail Group, Inc. (a)(d)	41,069	414,797
Charlotte Russe Holding, Inc. (a)	19,130	334,201
Charming Shoppes, Inc. (a)	100,759	910,861
Chico's FAS, Inc. (a)	153,532	2,453,441
Christopher & Banks Corp.	39,028	471,458
Citi Trends, Inc. (a)	13,118	285,185
Coldwater Creek, Inc. (a)	51,990	646,756
Collective Brands, Inc. (a)	55,731	1,316,924
Conn's, Inc. (a)(d)	13,453	295,966
Cost Plus, Inc. (a)(d)	14,259	57,036
CSK Auto Corp. (a)	40,616	536,944
Deb Shops, Inc.	3,517	93,834

	Shares	Value
Dick's Sporting Goods, Inc. (a)(d)	35,575	$ 2,308,818
Dress Barn, Inc. (a)	40,696	712,180
DSW, Inc. Class A (a)(d)	16,555	504,100
E Com Ventures, Inc. (a)	1,076	21,681
Eddie Bauer Holdings, Inc. (a)(d)	34,117	266,113
Emerging Vision, Inc. (a)	5,700	1,875
Finish Line, Inc. Class A	42,728	240,986
Finlay Enterprises, Inc. (a)	2,122	6,684
Foot Locker, Inc.	142,133	2,375,042
Franklin Covey Co. (a)	19,359	144,999
Gamestop Corp. Class A (a)	128,496	6,442,789
Gander Mountain Co. (a)(d)	2,718	22,315
Genesco, Inc. (a)	19,789	908,117
Group 1 Automotive, Inc.	23,602	827,486
Guess?, Inc.	51,552	2,732,256
Guitar Center, Inc. (a)	25,492	1,442,592
Gymboree Corp. (a)	27,717	1,111,175
Haverty Furniture Companies, Inc.	20,972	224,820
Hibbett Sports, Inc. (a)	27,021	673,904
Hot Topic, Inc. (a)	39,517	330,757
J. Crew Group, Inc. (a)	42,300	2,106,963
Jo-Ann Stores, Inc. (a)	24,709	555,953
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	416,191
Kirkland's, Inc. (a)	4,549	8,006
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	260,089
Midas, Inc. (a)	16,843	341,576
Monro Muffler Brake, Inc.	16,892	635,646
Mothers Work, Inc. (a)	6,765	138,344
Movie Gallery, Inc. (a)	14,422	5,206
New York & Co., Inc. (a)	16,878	111,395
O'Reilly Automotive, Inc. (a)	99,479	3,535,484
Pacific Sunwear of California, Inc. (a)	59,172	829,000
Penske Auto Group, Inc.	41,735	822,597
PETsMART, Inc.	114,211	3,963,122
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc.	85,092	525,869
Pomeroy IT Solutions, Inc. (a)	3,930	32,973
Rent-A-Center, Inc. (a)	67,681	1,300,829
Restoration Hardware, Inc. (a)(d)	42,873	150,913
Rex Stores Corp. (a)	8,776	166,042
Ross Stores, Inc.	127,985	3,561,823
Sally Beauty Holdings, Inc. (a)	77,094	656,841
Select Comfort Corp. (a)(d)	47,386	812,670
Sharper Image Corp. (a)(d)	4,600	23,690
Shoe Carnival, Inc. (a)	10,052	173,397
Sonic Automotive, Inc. Class A (sub. vtg.)	26,246	698,144
Stage Stores, Inc.	34,470	597,365
Stein Mart, Inc.	22,556	198,042
Syms Corp.	6,463	105,929
Talbots, Inc. (d)	18,650	396,872
The Bombay Company, Inc. (a)	12,084	3,384
The Buckle, Inc.	16,283	609,147
The Cato Corp. Class A (sub. vtg.)	25,770	568,744
The Children's Place Retail Stores, Inc. (a)	20,849	599,617
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc.	43,121	$ 2,185,372
The Pep Boys - Manny, Moe & Jack	37,359	612,314
Tractor Supply Co. (a)(d)	30,048	1,447,112
Trans World Entertainment Corp. (a)	16,560	78,329
TravelCenters of America LLC (a)	16,738	596,208
Tween Brands, Inc. (a)	27,587	813,817
United Retail Group, Inc. (a)	11,550	99,446
Urban Outfitters, Inc. (a)	103,744	2,375,738
West Marine, Inc. (a)	18,151	247,217
Wet Seal, Inc. Class A (a)	80,362	364,040
Williams-Sonoma, Inc.	80,523	2,683,832
Wilsons Leather Experts, Inc. (a)	22,999	41,858
Winmark Corp. (a)	2,614	53,953
Zale Corp. (a)	40,254	904,507
Zumiez, Inc. (a)	13,408	650,690
		90,826,945
Textiles, Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	4,840	32,622
Carter's, Inc. (a)	43,284	854,426
Charles & Colvard Ltd. (d)	5,525	22,874
Cherokee, Inc.	10,151	385,738
Columbia Sportswear Co.	15,887	951,949
Crocs, Inc. (a)(d)	67,036	3,957,805
Culp, Inc. (a)	4,772	48,674
Deckers Outdoor Corp. (a)	10,958	1,032,134
Delta Apparel, Inc.	6,654	115,314
Delta Woodside Industries, Inc. (a)	200	0
Everlast Worldwide, Inc. (a)	200	6,528
Forward Industries, Inc. (NY Shares) (a)	5,267	14,484
Fossil, Inc. (a)	41,276	1,383,159
G-III Apparel Group Ltd. (a)	17,169	294,448
Hanesbrands, Inc. (a)(d)	86,230	2,583,451
Hartmarx Corp. (a)	38,879	283,039
Heelys, Inc. (d)	13,425	123,913
Iconix Brand Group, Inc. (a)	48,849	1,012,640
Innovo Group, Inc. (a)	3,410	6,343
K-Swiss, Inc. Class A	24,306	586,261
Kellwood Co.	25,027	493,032
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	327,302
Maidenform Brands, Inc. (a)	15,537	264,750
Movado Group, Inc.	17,220	507,990
Oxford Industries, Inc.	14,226	515,266
Perry Ellis International, Inc. (a)	13,045	355,998
Phillips-Van Heusen Corp.	46,917	2,731,977
Quiksilver, Inc. (a)	109,117	1,461,077
R.G. Barry Corp. (a)	9,000	82,350
Rocky Brands, Inc. (a)	2,631	22,916
Samsonite Corp.	230,193	322,270
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	640,866

	Shares	Value
Steven Madden Ltd.	18,811	$ 463,127
Superior Uniform Group, Inc.	4,343	50,596
Tandy Brands Accessories, Inc.	1,058	11,479
Tarrant Apparel Group (a)	9,692	12,600
Timberland Co. Class A (a)	46,306	930,288
True Religion Apparel, Inc. (a)(d)	10,785	180,972
Under Armour, Inc. Class A (sub. vtg.) (a)	24,171	1,571,357
Unifi, Inc. (a)	31,529	76,300
Unifirst Corp.	11,389	471,277
Volcom, Inc. (a)	13,237	516,640
Warnaco Group, Inc. (a)	38,778	1,353,352
Weyco Group, Inc.	9,210	271,327
Wolverine World Wide, Inc.	47,070	1,237,470
		28,568,381
TOTAL CONSUMER DISCRETIONARY		478,349,465
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	12,401	604,673
Central European Distribution Corp. (a)(d)	28,641	1,256,194
Coca-Cola Bottling Co. Consolidated	4,034	236,675
Hansen Natural Corp. (a)(d)	61,686	2,770,318
Jones Soda Co. (a)(d)	20,735	223,938
MGP Ingredients, Inc. (d)	12,581	181,921
National Beverage Corp.	13,356	140,505
PepsiAmericas, Inc.	56,457	1,671,127
Vermont Pure Holdings Ltd. (a)	4,384	7,760
		7,093,111
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	15,227	719,628
Arden Group, Inc. Class A	749	102,051
BJ's Wholesale Club, Inc. (a)	54,747	1,916,145
Casey's General Stores, Inc.	43,710	1,239,616
Ingles Markets, Inc. Class A	12,038	362,464
Longs Drug Stores Corp.	25,469	1,342,980
Nash-Finch Co.	12,986	487,105
Pathmark Stores, Inc. (a)	33,844	434,219
Performance Food Group Co. (a)	37,458	1,065,306
Pricesmart, Inc. (d)	21,057	504,526
Rite Aid Corp. (a)(d)	672,374	3,408,936
Ruddick Corp.	28,549	930,126
Spartan Stores, Inc.	26,862	683,369
Susser Holdings Corp.	5,293	88,764
The Great Atlantic & Pacific Tea Co. (a)(d)	13,027	408,527
The Pantry, Inc. (a)	19,706	656,801
Topps Co., Inc.	25,992	241,466
United Natural Foods, Inc. (a)	38,239	1,026,335
Village Super Market, Inc. Class A	2,000	95,680
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	10,603	$ 455,717
Winn-Dixie Stores, Inc. (a)(d)	51,133	1,070,214
		17,239,975
Food Products - 1.2%
Alico, Inc.	3,393	173,552
B&G Foods, Inc.	20,207	258,448
Bridgford Foods Corp. (a)	4,789	35,295
Bunge Ltd.	105,740	9,668,866
Cal-Maine Foods, Inc.	15,000	296,850
Calavo Growers, Inc.	7,029	126,663
Chiquita Brands International, Inc. (a)	41,815	652,314
Corn Products International, Inc.	65,754	2,972,081
Darling International, Inc. (a)	75,439	637,460
Del Monte Foods Co.	166,155	1,751,274
Diamond Foods, Inc.	17,088	285,370
Farmer Brothers Co.	6,050	139,150
Flowers Foods, Inc.	72,202	1,490,249
Fresh Del Monte Produce, Inc. (d)	27,260	717,756
Galaxy Nutritional Foods, Inc. (a)	5,579	2,511
Green Mountain Coffee Roasters, Inc. (a)(d)	18,699	637,075
Griffin Land & Nurseries, Inc. (a)	1,112	36,262
Hain Celestial Group, Inc. (a)	35,008	1,024,334
Hormel Foods Corp.	61,732	2,199,511
Imperial Sugar Co.	5,134	147,603
J&J Snack Foods Corp.	13,008	488,450
John B. Sanfilippo & Son, Inc. (a)	4,719	46,057
Lancaster Colony Corp.	22,977	934,475
Lance, Inc.	30,597	762,171
Lifeway Foods, Inc. (a)	9,724	137,692
Maui Land & Pineapple, Inc. (a)	3,029	87,992
Monterey Gourmet Foods, Inc. (a)	4,304	15,193
Omega Protein Corp. (a)	5,131	46,692
Overhill Farms, Inc. (a)	28,537	113,007
Pilgrims Pride Corp. Class B	35,403	1,437,008
Ralcorp Holdings, Inc. (a)	23,029	1,422,962
Reddy Ice Holdings, Inc.	14,055	406,611
Sanderson Farms, Inc.	13,826	579,862
Seaboard Corp.	345	717,255
Smithfield Foods, Inc. (a)	110,674	3,622,360
Tasty Baking Co.	4,304	43,858
The Inventure Group, Inc. (a)	3,448	9,241
The J.M. Smucker Co.	51,569	2,836,811
Tootsie Roll Industries, Inc.	28,573	774,328
TreeHouse Foods, Inc. (a)	30,628	824,506
Zapata Corp. (a)	6,888	47,527
		38,606,682
Household Products - 0.3%
Central Garden & Pet Co. (d)	62,993	806,310
Church & Dwight Co., Inc.	55,043	2,473,082

	Shares	Value
Energizer Holdings, Inc. (a)	46,976	$ 4,976,168
Oil-Dri Corp. of America	5,650	98,028
Orchids Paper Products Co. (a)(d)	7,624	66,862
Spectrum Brands, Inc. (a)(d)	28,099	158,478
WD-40 Co.	15,894	552,634
		9,131,562
Personal Products - 0.3%
Alberto-Culver Co.	84,064	1,947,763
Bare Escentuals, Inc.	30,848	758,861
Chattem, Inc. (a)	14,678	905,779
Elizabeth Arden, Inc. (a)	27,122	667,201
Herbalife Ltd.	46,980	1,994,301
Integrated Biopharma, Inc. (a)	2,198	9,517
Inter Parfums, Inc.	7,365	152,897
Mannatech, Inc. (d)	11,829	97,471
MediFast, Inc. (a)(d)	7,496	48,349
Natural Health Trends Corp. (a)(d)	8,588	25,678
NBTY, Inc. (a)	52,337	1,920,768
Nu Skin Enterprises, Inc. Class A	41,550	646,518
Parlux Fragrances, Inc. (a)(d)	13,118	49,324
Physicians Formula Holdings, Inc.	15,509	156,331
Playtex Products, Inc. (a)	56,441	1,027,226
Prestige Brands Holdings, Inc. (a)	32,948	361,440
Reliv International, Inc. (d)	10,690	107,328
Revlon, Inc. Class A (sub. vtg.) (a)(d)	149,994	172,493
Schiff Nutrition International, Inc.	11,731	65,576
USANA Health Sciences, Inc. (a)(d)	10,065	383,275
		11,498,096
Tobacco - 0.3%
Alliance One International, Inc. (a)	93,273	718,202
Loews Corp. - Carolina Group	93,874	7,145,689
Star Scientific, Inc. (a)	42,163	42,163
Universal Corp.	21,859	1,073,933
Vector Group Ltd.	32,218	740,370
		9,720,357
TOTAL CONSUMER STAPLES		93,289,783
ENERGY - 8.7%
Energy Equipment & Services - 3.0%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	561,027
Atwood Oceanics, Inc. (a)	22,488	1,708,863
Basic Energy Services, Inc. (a)	28,570	590,542
Bolt Technology Corp. (a)(d)	6,415	244,476
Boots & Coots/International Well Control, Inc. (a)	49,367	63,190
Bristow Group, Inc. (a)	20,474	887,548
Bronco Drilling Co., Inc. (a)	30,147	444,668
Cal Dive International, Inc. (d)	18,160	254,058
Cameron International Corp. (a)	104,409	8,537,524
Carbo Ceramics, Inc. (d)	20,529	960,757
Complete Production Services, Inc. (a)	39,606	879,253
Dawson Geophysical Co. (a)	7,711	523,268
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc.	56,293	$ 5,919,772
Dresser-Rand Group, Inc. (a)	77,670	2,863,693
Dril-Quip, Inc. (a)	21,108	993,342
ENGlobal Corp. (a)(d)	20,365	186,747
Exterran Holdings, Inc. (a)(d)	53,137	4,118,118
FMC Technologies, Inc. (a)	57,110	5,408,317
Global Industries Ltd. (a)	77,764	1,880,334
GlobalSantaFe Corp.	200,584	14,159,225
Grant Prideco, Inc. (a)	108,860	6,019,958
Grey Wolf, Inc. (a)	170,607	1,132,830
Gulf Island Fabrication, Inc.	13,541	481,789
Gulfmark Offshore, Inc. (a)	18,266	837,496
Helmerich & Payne, Inc.	85,459	2,691,104
Hercules Offshore, Inc. (a)(d)	78,654	2,000,958
Horizon Offshore, Inc. (a)	28,173	466,263
Hornbeck Offshore Services, Inc. (a)	22,809	870,163
Hyperdynamics Corp. (a)(d)	30,744	83,009
Infinity Energy Resources, Inc. (a)	5,988	10,659
Input/Output, Inc. (a)(d)	63,629	902,896
Lufkin Industries, Inc.	12,500	710,875
Matrix Service Co. (a)	23,240	439,701
Mitcham Industries, Inc. (a)	6,187	119,471
NATCO Group, Inc. Class A (a)	13,766	687,474
Natural Gas Services Group, Inc. (a)	9,872	166,936
Newpark Resources, Inc. (a)	84,907	475,479
Oceaneering International, Inc. (a)	47,854	3,213,875
Oil States International, Inc. (a)	42,955	1,812,701
Omni Energy Services Corp. (a)	11,673	92,333
Parker Drilling Co. (a)	98,922	770,602
Particle Drilling Technologies, Inc. (a)	18,049	44,762
Patterson-UTI Energy, Inc.	146,777	3,151,302
PHI, Inc. (non-vtg.) (a)	12,064	366,263
Pioneer Drilling Co. (a)	49,528	602,260
PowerSecure International, Inc. (a)(d)	10,994	148,639
Pride International, Inc. (a)	140,030	4,924,855
Royale Energy, Inc.	5,582	20,988
RPC, Inc.	32,667	450,478
SEACOR Holdings, Inc. (a)	20,753	1,822,113
Sulphco, Inc. (a)(d)	32,734	224,228
Superior Energy Services, Inc. (a)	77,857	3,022,409
Superior Offshore International, Inc.	11,981	127,717
Superior Well Services, Inc. (a)	16,970	366,382
T-3 Energy Services, Inc. (a)	12,234	378,398
TETRA Technologies, Inc. (a)	64,881	1,296,971
TGC Industries, Inc.	12,744	118,519
Tidewater, Inc.	52,328	3,424,868
Trico Marine Services, Inc. (a)	12,275	403,357
Union Drilling, Inc. (a)	10,737	154,613
Unit Corp. (a)	39,155	1,920,944
W-H Energy Services, Inc. (a)	25,991	1,651,988
		99,793,348

	Shares	Value
Oil, Gas & Consumable Fuels - 5.7%
Abraxas Petroleum Corp. (a)(d)	25,751	$ 92,189
Adams Resources & Energy, Inc.	12,021	264,462
Alliance Holdings GP, LP	13,326	335,815
Alliance Resource Partners Mlp	16,595	556,098
Alon USA Energy, Inc.	26,000	995,800
Alpha Natural Resources, Inc. (a)	69,639	1,344,729
American Oil & Gas, Inc. NV (a)(d)	26,960	156,368
APCO Argentina, Inc.	2,706	255,122
Arch Coal, Inc.	128,748	3,796,779
Arena Resources, Inc. (a)	11,401	699,565
Arlington Tankers Ltd. (d)	14,838	367,389
Atlas America, Inc.	21,435	1,090,398
Atlas Pipeline Partners, LP	10,151	471,006
ATP Oil & Gas Corp. (a)	21,595	929,665
Aurora Oil & Gas Corp. (a)(d)	68,197	115,253
Aventine Renewable Energy Holdings, Inc. (a)(d)	36,127	516,977
Barnwell Industries, Inc.	3,174	56,148
Berry Petroleum Co. Class A	34,508	1,176,033
Bill Barrett Corp. (a)(d)	27,114	955,497
Boardwalk Pipeline Partners, LP	28,197	936,140
Bois d'Arc Energy LLC (a)	20,456	367,390
BP Prudhoe Bay Royalty Trust (d)	13,613	974,691
Brigham Exploration Co. (a)	34,475	174,099
Buckeye GP Holdings LP	13,298	417,557
Buckeye Partners LP	32,476	1,592,948
Cabot Oil & Gas Corp.	81,257	2,709,108
Callon Petroleum Co. (a)	15,101	183,175
Calumet Specialty Products Partners LP	7,866	382,288
Cano Petroleum, Inc. (a)	10,000	61,000
Carrizo Oil & Gas, Inc. (a)	21,483	843,637
Cheniere Energy, Inc. (a)(d)	47,896	1,728,088
Cimarex Energy Co.	76,001	2,721,596
Clayton Williams Energy, Inc. (a)	4,863	136,407
Clean Energy Fuels Corp. (d)	24,801	341,014
CNX Gas Corp. (a)	25,574	681,547
Comstock Resources, Inc. (a)	37,338	1,027,915
Concho Resources, Inc.	5,521	70,061
Contango Oil & Gas Co. (a)(d)	11,192	409,627
Continental Resources, Inc.	23,412	347,668
Copano Energy LLC	33,767	1,316,575
CREDO Petroleum Corp. (a)	9,108	95,179
Cross Timbers Royalty Trust	3,715	152,352
Crosstex Energy Mlp	17,050	603,570
Crosstex Energy, Inc.	57,629	1,892,536
DCP Midstream Partners LP	11,428	517,117
Delek US Holdings, Inc.	23,193	635,952
Delta Petroleum Corp. (a)(d)	61,532	911,289
Denbury Resources, Inc. (a)	111,709	4,443,784
Dorchester Minerals Mlp	21,735	470,563
Double Eagle Petroleum Co. (a)	8,444	128,771
Double Hull Tankers, Inc. (d)	26,114	402,678
Edge Petroleum Corp. (a)(d)	24,338	317,854
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Management LLC	7,300	$ 380,330
Enbridge Energy Partners LP	40,047	2,041,997
Encore Acquisition Co. (a)	41,787	1,161,261
Endeavor International Corp. (a)	74,100	85,956
Energy Partners Ltd. (a)	25,989	355,270
Energy Transfer Equity LP	102,610	3,770,918
Energy Transfer Partners Mlp	86,259	4,488,918
Enterprise GP Holdings LP	6,986	267,634
Enterprise Products Partners LP	234,946	6,933,256
Evergreen Energy, Inc. (a)(d)	63,376	261,109
EXCO Resources, Inc. (a)	74,098	1,244,846
Forest Oil Corp. (a)	65,729	2,540,426
Foundation Coal Holdings, Inc.	40,389	1,369,995
Frontier Oil Corp.	103,125	4,231,219
FX Energy, Inc. (a)(d)	47,522	298,438
Gasco Energy, Inc. (a)(d)	60,806	121,004
General Maritime Corp. (d)	25,371	656,094
Genesis Energy LP	11,331	334,265
Geomet, Inc. (d)	18,693	110,289
Global Partners LP	5,000	159,700
GMX Resources, Inc. (a)(d)	12,141	369,815
Goodrich Petroleum Corp. (a)(d)	17,614	521,551
Green Plains Renewable Energy, Inc. (a)	3,244	56,446
Gulfport Energy Corp. (a)	28,010	504,460
Harvest Natural Resources, Inc. (a)	30,944	354,618
Helix Energy Solutions Group, Inc. (a)	72,268	2,777,259
Hiland Partners LP	2,430	121,524
HKN, Inc. (a)	2,038	19,096
Holly Corp.	45,622	3,040,706
Holly Energy Partners LP	6,668	303,527
Houston American Energy Corp. (a)(d)	20,000	72,800
Hugoton Royalty Trust	36,266	859,142
Inergy Holdings LP	5,264	236,775
Inergy Mlp	34,677	1,129,430
International Coal Group, Inc. (a)(d)	118,649	480,528
James River Coal Co. (a)(d)	9,436	50,766
K-Sea Transn Partners Mlp	4,670	181,803
Kinder Morgan Energy Partners LP	125,605	6,316,675
Kinder Morgan Management LLC	62,727	3,019,678
Linn Energy LLC (d)	34,020	1,179,814
Magellan Midstream Holdings LP	16,924	479,118
Magellan Midstream Partnrs Mlp	52,229	2,245,847
Mariner Energy, Inc. (a)	78,647	1,649,228
Markwest Energy Partners Mlp	22,132	705,568
Markwest Hydrocarbon, Inc.	13,932	700,640
Martin Midstream Partners LP	4,000	153,360
Massey Energy Co.	70,107	1,454,720
McMoRan Exploration Co. (a)(d)	30,590	415,718
Meridian Resource Corp. (a)	58,885	136,613
National Energy Group, Inc.	5,079	24,125
Natural Resource Partners LP	30,154	987,544

	Shares	Value
Newfield Exploration Co. (a)	115,724	$ 5,032,837
NGAS Resources, Inc. (a)	16,181	115,371
Noble Energy, Inc.	154,870	9,303,041
NuStar Energy LP	30,200	1,879,346
NuStar GP Holdings LLC	33,691	1,101,696
ONEOK Partners LP	41,451	2,652,449
Overseas Shipholding Group, Inc.	26,557	1,896,170
Pacific Ethanol, Inc. (a)(d)	36,225	418,761
Panhandle Royalty Co. Class A	14,442	353,685
Parallel Petroleum Corp. (a)	33,538	593,287
Penn Virginia Corp.	31,850	1,271,134
Penn Virginia Resource Partners LP	21,949	611,060
Petrohawk Energy Corp. (a)	151,118	2,287,927
Petroleum Development Corp. (a)	11,924	477,318
Petroquest Energy, Inc. (a)	30,204	337,077
Pioneer Natural Resources Co.	108,212	4,442,103
Plains Exploration & Production Co. (a)	62,280	2,337,368
Pogo Producing Co.	46,812	2,331,706
PrimeEnergy Corp. (a)	1,965	111,573
Quest Resource Corp. (a)	39,088	354,137
Quicksilver Resources, Inc. (a)	45,939	1,835,263
Range Resources Corp.	124,412	4,517,400
Regency Energy Partners LP	24,671	789,472
Rentech, Inc. (a)(d)	183,018	426,432
Rio Vista Energy Partners Mlp	601	8,721
Rosetta Resources, Inc. (a)	46,711	783,811
Semgroup Energy Partners LP	11,000	330,440
Ship Finance International Ltd. (NY Shares) (d)	42,149	1,212,627
Southwestern Energy Co. (a)	148,982	5,540,641
St. Mary Land & Exploration Co.	55,132	1,838,652
Stone Energy Corp. (a)	26,129	860,951
Sunoco Logistics Partners Mlp	12,042	646,174
Swift Energy Co. (a)	24,565	914,309
Syntroleum Corp. (a)	20,072	38,338
TC Pipelines LP	15,262	567,136
Teekay Corp. (d)	35,358	2,049,350
Teekay LNG Partners LP	13,806	482,796
TEPPCO Partners LP	65,298	2,621,715
Tesoro Corp.	121,731	6,004,990
Toreador Resources Corp. (a)(d)	15,374	158,506
Transmeridian Exploration, Inc. (a)(d)	56,402	114,496
Tri-Valley Corp. (a)(d)	35,638	262,652
TXCO Resources, Inc. (a)	41,042	399,749
Ultra Petroleum Corp. (a)	140,184	7,485,826
Uranerz Energy Corp. (a)(d)	28,590	87,200
Uranium Resources, Inc. (a)(d)	45,900	355,725
US BioEnergy Corp. (d)	32,269	335,920
USEC, Inc. (a)	74,442	996,778
Vaalco Energy, Inc. (a)	54,892	215,177
Venoco, Inc.	10,951	175,983
VeraSun Energy Corp. (a)(d)	38,673	500,815
W&T Offshore, Inc.	29,480	657,109
Warren Resources, Inc. (a)(d)	58,208	688,019
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	39,393	$ 2,042,133
Westmoreland Coal Co. (a)	7,132	147,632
Whiting Petroleum Corp. (a)	38,176	1,418,620
Williams Partners LP	14,931	665,773
World Fuel Services Corp.	28,500	1,098,675
		190,715,340
TOTAL ENERGY		290,508,688
FINANCIALS - 21.1%
Capital Markets - 1.7%
A.G. Edwards, Inc.	65,316	5,459,111
ACA Capital Holdings, Inc. (d)	12,022	80,547
Affiliated Managers Group, Inc. (a)(d)	26,470	2,997,728
AllianceBernstein Holding LP	22,298	1,842,038
BlackRock, Inc. Class A	19,177	2,974,353
Calamos Asset Management, Inc. Class A	22,301	517,829
Cohen & Steers, Inc.	16,556	550,156
Cowen Group, Inc.	10,541	134,714
Diamond Hill Investment Group, Inc. (a)	2,300	183,080
Eaton Vance Corp. (non-vtg.)	110,330	4,235,569
Epoch Holding Corp. (a)	16,336	212,858
Evercore Partners, Inc. Class A	4,709	98,654
FBR Capital Markets Corp. (d)	20,000	266,600
FCStone Group, Inc.	4,700	219,678
FirstCity Financial Corp. (a)	5,260	46,446
GAMCO Investors, Inc. Class A	5,578	299,706
GFI Group, Inc. (a)	14,892	1,102,008
Greenhill & Co., Inc.	12,078	699,316
HFF, Inc.	16,711	195,184
International Assets Holding Corp. (a)(d)	2,986	74,710
Investment Technology Group, Inc. (a)	39,519	1,599,334
Jefferies Group, Inc.	100,404	2,592,431
JMP Group, Inc.	1,543	13,887
KBW, Inc. (d)	27,796	767,726
Knight Capital Group, Inc. Class A (a)	88,635	1,217,845
LaBranche & Co., Inc. (a)	67,729	426,015
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	203,446
Lazard Ltd. Class A	43,423	1,740,828
MCF Corp. (a)	10,677	44,523
MF Global Ltd.	86,000	2,316,840
National Holdings Corp. (a)	1,000	2,550
Nuveen Investments, Inc. Class A	72,764	4,524,466
optionsXpress Holdings, Inc.	42,849	1,007,808
Penson Worldwide, Inc. (a)	16,747	262,928
Piper Jaffray Companies (a)(d)	18,377	943,843
Raymond James Financial, Inc.	86,073	2,822,334
Sanders Morris Harris Group, Inc.	12,371	122,349
SEI Investments Co.	123,846	3,141,973

	Shares	Value
Siebert Financial Corp.	7,668	$ 27,068
Stifel Financial Corp. (a)	13,786	746,374
SWS Group, Inc.	22,294	395,496
TD Ameritrade Holding Corp. (a)	214,879	3,900,054
The Blackstone Group LP	118,000	2,729,340
Thomas Weisel Partners Group, Inc. (a)	28,776	390,778
TradeStation Group, Inc. (a)	36,944	408,970
U.S. Global Investments, Inc. Class A (d)	8,588	177,772
W.P. Carey & Co. LLC	25,325	790,647
W.P. Stewart & Co. Ltd. (d)	19,230	217,684
Waddell & Reed Financial, Inc. Class A	88,768	2,204,997
Westwood Holdings Group, Inc.	3,071	87,462
		58,018,053
Commercial Banks - 4.0%
1st Source Corp.	14,667	344,821
Abigail Adams National Bancorp, Inc.	3,050	42,090
Abington Bancorp, Inc. (d)	16,672	159,884
Alabama National Bancorp, Delaware	19,697	1,039,214
Amcore Financial, Inc.	18,595	497,974
American National Bankshares, Inc.	2,434	53,207
AmericanWest Bancorp	6,795	127,474
Ameris Bancorp	15,734	310,904
AmeriServ Financial, Inc. (a)	8,597	29,230
Ames National Corp. (d)	14,284	278,538
Arrow Financial Corp.	6,125	138,180
Associated Banc-Corp.	101,783	2,871,298
BancFirst Corp.	7,680	346,291
Bancorp, Inc., Delaware (a)	13,627	276,356
BancorpSouth, Inc.	69,818	1,744,752
BancTrust Financial Group, Inc.	9,140	146,606
Bank of Florida Corp. (a)	9,353	144,972
Bank of Granite Corp.	16,693	231,198
Bank of Hawaii Corp.	40,866	2,100,921
Bank of Marin Bancorp	4,442	142,144
Bank of the Ozarks, Inc.	12,728	389,350
BankFinancial Corp.	29,332	457,286
Banner Corp.	12,592	405,714
Bar Harbor Bankshares	2,569	77,070
Beneficial Mutual Bancorp, Inc. (a)	31,000	294,500
BOK Financial Corp.	21,857	1,113,177
Boston Private Financial Holdings, Inc.	33,383	906,348
Bryn Mawr Bank Corp.	2,058	46,552
Cadence Financial Corp.	15,524	271,825
Camden National Corp.	5,896	214,614
Capital Bank Corp.	4,787	71,805
Capital City Bank Group, Inc. (d)	14,530	453,772
Capital Corp. of the West	8,704	167,900
Capitol Bancorp Ltd.	14,433	363,567
Cardinal Financial Corp.	17,899	166,819
Cascade Bancorp (d)	20,935	490,926
Cascade Financial Corp.	13,915	222,918
Cathay General Bancorp (d)	44,497	1,446,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Centennial Bank Holdings, Inc., Delaware (a)	46,113	$ 310,340
Center Bancorp, Inc.	10,005	119,160
Center Financial Corp., California	17,368	275,283
Central Pacific Financial Corp.	27,843	885,964
Century Bancorp, Inc. Class A (non-vtg.)	2,001	41,021
Chemical Financial Corp.	19,387	490,879
Chittenden Corp.	48,039	1,670,796
Citizens & Northern Corp.	6,694	120,492
Citizens Banking Corp., Michigan	70,265	1,238,772
Citizens Financial Services, Inc.	1,530	33,828
City Holding Co.	16,106	595,600
City National Corp.	37,187	2,654,780
CoBiz, Inc.	19,397	354,189
Colonial Bancgroup, Inc.	136,334	2,893,007
Colony Bankcorp, Inc. (d)	4,000	72,600
Columbia Bancorp, Oregon	11,500	252,310
Columbia Banking Systems, Inc.	14,287	435,896
Commerce Bancshares, Inc.	60,629	2,831,374
Community Bank of Nevada (a)	12,885	317,229
Community Bank System, Inc.	31,014	623,692
Community Banks, Inc.	25,022	734,646
Community Bankshares, Inc., South Carolina	3,531	51,553
Community Capital Corp.	1,900	38,000
Community Trust Bancorp, Inc.	12,277	392,987
Cullen/Frost Bankers, Inc.	56,127	2,895,031
CVB Financial Corp.	78,714	937,484
Dearborn Bancorp, Inc.	11,262	144,154
East West Bancorp, Inc.	53,472	1,914,298
Eastern Virgina Bankshares, Inc.	3,012	61,264
Enterprise Financial Services Corp. (d)	14,184	319,991
EuroBancshares, Inc. (a)	10,674	88,808
Fidelity Southern Corp.	4,918	68,655
Financial Institutions, Inc.	5,570	108,838
First Bancorp, North Carolina	17,078	333,875
First Bancorp, Puerto Rico	72,615	729,781
First Charter Corp.	35,619	1,065,720
First Citizen Bancshares, Inc.	5,650	1,001,463
First Commonwealth Financial Corp. (d)	59,953	660,083
First Community Bancorp, California	26,823	1,455,416
First Community Bancshares, Inc.	12,000	397,800
First Financial Bancorp, Ohio	38,308	516,775
First Financial Bankshares, Inc.	15,789	667,875
First Financial Corp., Indiana (d)	10,060	303,812
First Indiana Corp.	10,374	320,764
First M&F Corp.	1,684	30,312
First Mariner Bancorp, Inc. (a)	999	9,111
First Merchants Corp.	17,779	376,737
First Midwest Bancorp, Inc., Delaware	40,922	1,403,215
First of Long Island Corp.	1,872	37,459

	Shares	Value
First Regional Bancorp (a)	11,196	$ 263,106
First Republic Bank, California	27,610	1,506,126
First Security Group, Inc.	10,700	111,280
First South Bancorp, Inc., Virginia (d)	5,916	163,992
First State Bancorp.	20,559	396,994
First United Corp.	5,930	122,099
Firstbank Corp., Michigan	7,615	131,206
FirstMerit Corp.	69,227	1,337,466
FNB Corp., North Carolina	14,866	236,369
FNB Corp., Pennsylvania	48,149	817,570
FNB Corp., Virginia	3,618	113,967
Frontier Financial Corp., Washington (d)	43,151	1,060,652
Fulton Financial Corp.	155,361	2,283,807
Gateway Financial Holdings, Inc.	10,000	142,500
GB&T Bancshares, Inc. (d)	15,000	193,500
German American Bancorp, Inc.	17,151	236,341
Glacier Bancorp, Inc.	50,207	1,102,546
Great Lakes Bancorp, Inc. (a)	10,319	122,177
Great Southern Bancorp, Inc. (d)	12,120	327,240
Greater Bay Bancorp	47,027	1,323,810
Greater Community Bancorp	4,420	64,090
Green Bankshares, Inc.	12,985	460,578
Hancock Holding Co.	26,898	1,075,920
Hanmi Financial Corp.	44,770	693,040
Harleysville National Corp., Pennsylvania (d)	30,004	501,367
Harrington West Financial Group, Inc.	4,000	59,600
Hawthorn Bancshares, Inc.	5,406	162,450
Heartland Financial USA, Inc.	14,000	284,340
Heritage Commerce Corp.	8,124	166,136
Heritage Financial Corp., Washington	4,130	94,825
Home Bancshares, Inc.	11,000	239,690
Horizon Financial Corp.	12,153	252,296
IBERIABANK Corp.	10,577	530,648
Independent Bank Corp., Massachusetts	17,105	503,742
Independent Bank Corp., Michigan	20,910	244,856
Integra Bank Corp.	19,801	377,011
International Bancshares Corp.	65,941	1,517,962
Intervest Bancshares Corp. Class A	6,743	172,891
Irwin Financial Corp.	23,780	253,257
Lakeland Bancorp, Inc. (d)	14,700	188,895
Lakeland Financial Corp.	10,412	242,495
Leesport Financial Corp.	2,051	38,620
Macatawa Bank Corp.	20,513	291,490
MainSource Financial Group, Inc.	21,369	374,812
MB Financial, Inc.	36,946	1,300,869
MBT Financial Corp.	10,000	121,800
Mercantile Bancorp, Inc., Illinois	3,576	82,069
Mercantile Bank Corp.	8,789	197,225
Merchants Bancshares, Inc.	6,649	160,839
Metrocorp Bancshares, Inc.	4,282	73,222
Midsouth Bancorp, Inc.	3,316	81,076
Midwest Banc Holdings, Inc. (d)	27,414	410,113
MidWestOne Financial Group, Inc.	3,499	58,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Nara Bancorp, Inc.	25,509	$ 404,063
National Penn Bancshares, Inc. (d)	32,018	568,320
NBT Bancorp, Inc.	33,577	736,679
NewBridge Bancorp	11,690	146,943
Nexity Financial Corp. (a)	5,000	41,250
North Valley Bancorp	11,383	240,295
Northern States Financial Corp.	2,836	62,817
Northrim Bancorp, Inc.	982	25,169
Oak Hill Financial, Inc.	7,403	233,269
Ohio Valley Banc Corp.	6,000	153,000
Old National Bancorp, Indiana	54,826	870,637
Old Second Bancorp, Inc. (d)	12,393	368,568
Omega Financial Corp. (d)	10,510	277,569
Oriental Financial Group, Inc.	25,839	269,242
PAB Bankshares, Inc.	7,746	129,823
Pacific Capital Bancorp	40,823	1,029,556
Pacific Mercantile Bancorp (a)	7,285	127,415
Park National Corp. (d)	16,668	1,515,455
Peapack-Gladstone Financial Corp.	4,448	116,093
Pennsylvania Communication Bancorp, Inc. (a)	3,180	86,687
Peoples Bancorp, Inc.	5,422	142,761
Peoples Banctrust Co., Inc.	1,053	22,408
Peoples Financial Corp., Mississippi	4,312	88,698
Pinnacle Financial Partners, Inc.	14,923	426,798
Popular, Inc.	232,248	2,865,940
Preferred Bank, Los Angeles California	10,547	433,904
PremierWest Bancorp	18,613	241,783
Princeton National Bancorp, Inc.	2,512	71,542
PrivateBancorp, Inc. (d)	22,387	749,517
Prosperity Bancshares, Inc.	41,637	1,406,081
Provident Bankshares Corp.	45,394	1,402,675
QCR Holdings, Inc. (d)	4,300	61,490
Renasant Corp.	18,520	370,400
Republic Bancorp, Inc., Kentucky Class A	12,102	183,950
Republic First Bancorp, Inc.	7,220	58,626
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	141,521
S&T Bancorp, Inc.	22,241	783,106
S.Y. Bancorp, Inc.	6,778	179,685
Sandy Spring Bancorp, Inc.	14,316	448,520
Santander Bancorp	4,969	59,628
Savannah Bancorp, Inc.	3,956	100,878
SCBT Financial Corp.	8,400	299,544
Seacoast Banking Corp., Florida	17,060	299,062
Security Bank Corp., Georgia	18,190	250,476
Shore Bancshares, Inc.	5,814	150,350
Sierra Bancorp (d)	10,100	290,880
Signature Bank, New York (a)	26,946	931,254
Simmons First National Corp. Class A	9,580	260,384

	Shares	Value
Smithtown Bancorp, Inc.	10,655	$ 245,598
South Financial Group, Inc.	74,749	1,715,490
Southside Bancshares, Inc.	14,702	310,212
Southwest Bancorp, Inc., Oklahoma	17,075	364,381
Southwest Georgia Financial Corp.	835	16,040
State Bancorp, Inc., New York	5,592	91,150
Sterling Bancorp, New York	16,378	242,067
Sterling Bancshares, Inc.	72,143	824,594
Sterling Financial Corp., Pennsylvania	21,909	383,627
Sterling Financial Corp., Washington	44,886	1,143,246
Suffolk Bancorp	13,174	416,562
Summit Financial Group, Inc.	1,800	34,920
Sun Bancorp, Inc., New Jersey	20,997	350,020
Superior Bancorp (a)(d)	30,716	288,730
Susquehanna Bancshares, Inc., Pennsylvania	46,997	923,961
SVB Financial Group (a)	32,531	1,618,743
Taylor Capital Group, Inc.	10,172	304,550
TCF Financial Corp.	109,806	2,774,798
Temecula Valley Bancorp, Inc.	12,685	210,064
Tennessee Commerce Bancorp, Inc. (a)	4,775	114,600
Texas Capital Bancshares, Inc. (a)	26,602	580,456
TIB Financial Corp.	6,654	72,928
Tompkins Financial Corp.	4,489	173,275
Trico Bancshares	12,477	279,485
Trustmark Corp.	54,098	1,527,728
UCBH Holdings, Inc.	90,609	1,505,922
UMB Financial Corp.	31,832	1,410,158
Umpqua Holdings Corp.	58,360	1,266,412
Union Bankshares Corp.	11,934	276,869
UnionBanCal Corp.	47,831	2,811,506
United Bankshares, Inc., West Virginia	34,543	1,081,196
United Community Banks, Inc., Georgia	45,669	1,109,300
United Security Bancshares, California (d)	6,270	119,130
Univest Corp. of Pennsylvania	12,000	279,840
USB Holding Co., Inc.	15,489	361,049
Valley National Bancorp	110,948	2,518,520
Vineyard National Bancorp	15,384	282,604
Virginia Commerce Bancorp, Inc.	16,530	242,165
Virginia Financial Group, Inc.	14,623	295,238
W Holding Co., Inc. (d)	130,070	304,364
Washington Banking Co., Oak Harbor	4,700	74,166
Washington Trust Bancorp, Inc.	14,161	367,336
Webster Financial Corp.	50,438	2,141,597
WesBanco, Inc.	18,419	492,340
West Bancorp., Inc.	13,500	205,875
West Coast Bancorp, Oregon	15,866	435,046
Westamerica Bancorp. (d)	26,229	1,273,418
Western Alliance Bancorp. (a)(d)	21,702	582,916
Whitney Holding Corp.	58,848	1,630,090
Wilmington Trust Corp., Delaware	59,049	2,367,865
Wilshire Bancorp, Inc.	23,616	266,152
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	23,488	$ 1,013,272
Yardville National Bancorp	12,736	435,444
		135,421,219
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	55,072	691,154
Advanta Corp. Class B	28,701	751,392
AmeriCredit Corp. (a)(d)	102,412	1,772,752
Cash America International, Inc.	28,584	1,030,739
Cash Systems, Inc. (a)	14,761	92,847
CompuCredit Corp. (a)	28,435	603,391
Consumer Portfolio Services, Inc. (a)	11,918	65,549
Credit Acceptance Corp. (a)	5,307	117,868
Dollar Financial Corp. (a)	20,791	498,568
EZCORP, Inc. (non-vtg.) Class A (a)	37,119	451,738
First Cash Financial Services, Inc. (a)	24,985	535,179
First Marblehead Corp. (d)	55,188	1,848,246
Nelnet, Inc. Class A	21,679	382,851
QC Holdings, Inc.	10,421	150,583
Rewards Network, Inc. (a)	22,487	91,072
Student Loan Corp.	3,846	758,624
United Panam Financial Corp. (a)	5,347	46,840
World Acceptance Corp. (a)	13,975	433,365
		10,322,758
Diversified Financial Services - 1.1%
Ampal-American Israel Corp. Class A (a)(d)	4,585	24,530
Asset Acceptance Capital Corp.	17,141	193,865
Asta Funding, Inc. (d)	11,285	415,514
California First National Bancorp	4,060	55,135
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)	10,962	120,582
Financial Federal Corp.	24,580	749,936
First Albany Companies, Inc. (a)	2,377	3,256
Interactive Brokers Group, Inc.	34,000	909,840
IntercontinentalExchange, Inc. (a)	51,357	7,491,446
International Securities Exchange, Inc. Class A	31,256	2,075,398
KKR Financial Holdings LLC (d)	69,916	1,082,999
MarketAxess Holdings, Inc. (a)	23,992	418,181
Marlin Business Services Corp. (a)	7,748	128,384
Medallion Financial Corp.	18,998	208,788
MicroFinancial, Inc.	5,166	31,254
Navidec Financial Services, Inc. (a)	464	0
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	18,643	215,513
Newtek Business Services, Inc. (a)	5,503	8,915
NYMEX Holdings, Inc.	32,018	4,130,962
NYSE Euronext	168,410	12,251,828
PICO Holdings, Inc. (a)	14,096	620,224
Portfolio Recovery Associates, Inc. (d)	15,839	813,491

	Shares	Value
Primus Guaranty Ltd. (a)(d)	21,499	$ 204,455
Resource America, Inc. Class A	15,458	235,580
The NASDAQ Stock Market, Inc. (a)(d)	85,759	2,800,889
		35,190,965
Insurance - 7.1%
21st Century Holding Co.	1,797	25,230
21st Century Insurance Group	23,634	520,184
Affirmative Insurance Holdings, Inc.	11,382	145,007
Alfa Corp.	33,122	589,572
Alleghany Corp. (d)	4,360	1,796,320
Allied World Assurance Co. Holdings Ltd.	30,660	1,472,293
Amcomp, Inc. (a)	11,074	105,535
American Equity Investment Life Holding Co.	46,590	475,684
American Financial Group, Inc.	56,896	1,604,467
American Independence Corp. (a)	3,087	32,444
American National Insurance Co.	12,213	1,539,449
American Physicians Capital, Inc.	12,727	505,516
American Safety Insurance Group Ltd. (a)	9,346	184,957
Amerisafe, Inc. (a)	18,790	309,096
Amtrust Financial Services, Inc.	22,034	360,697
Arch Capital Group Ltd.	42,907	3,082,010
Argo Group International Holdings, Ltd. (a)	24,906	1,015,667
Arthur J. Gallagher & Co.	89,404	2,640,100
Aspen Insurance Holdings Ltd.	68,174	1,710,486
Assured Guaranty Ltd.	48,785	1,271,825
Atlantic American Corp. (a)	10,720	32,374
Axis Capital Holdings Ltd.	126,519	4,567,336
Baldwin & Lyons, Inc. Class B	9,944	272,466
Berkshire Hathaway, Inc. Class A (a)	924	109,392,279
Brooke Corp.	8,106	86,005
Brown & Brown, Inc.	101,555	2,733,861
CastlePoint Holdings Ltd.	6,400	72,448
Citizens, Inc. Class A (a)	10,666	80,422
CNA Financial Corp.	35,859	1,504,644
CNA Surety Corp. (a)	12,254	220,082
Commerce Group, Inc., Massachusetts	54,470	1,736,504
Conseco, Inc. (a)	136,113	1,913,749
Crawford & Co. Class B	11,783	75,765
CRM Holdings Ltd. (a)	9,636	61,670
Darwin Professional Underwriters, Inc. (a)	5,000	124,200
Delphi Financial Group, Inc. Class A	39,220	1,580,566
Donegal Group, Inc. Class A	5,200	78,156
Eastern Insurance Holdings, Inc.	11,883	183,117
eHealth, Inc.	8,167	163,748
EMC Insurance Group	12,011	293,669
Employers Holdings, Inc.	42,055	787,690
Endurance Specialty Holdings Ltd.	51,346	2,047,165
Enstar Group Ltd. (a)(d)	3,751	478,365
Erie Indemnity Co. Class A	48,343	2,701,890
Everest Re Group Ltd.	53,919	5,493,268
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
FBL Financial Group, Inc. Class A	13,302	$ 520,507
Fidelity National Financial, Inc. Class A	181,232	3,296,610
First Acceptance Corp. (a)	24,679	207,550
First American Corp., California	74,884	3,132,398
First Mercury Financial Corp.	10,000	203,800
Flagstone Reinsurance Holdings Ltd.	13,970	177,698
FPIC Insurance Group, Inc. (a)	7,567	303,664
Gainsco, Inc. (a)	196	833
Great American Financial Resources, Inc.	4,585	111,691
Hanover Insurance Group, Inc.	43,273	1,851,219
Harleysville Group, Inc.	11,446	369,248
HCC Insurance Holdings, Inc.	92,148	2,544,206
Hilb Rogal & Hobbs Co.	32,287	1,507,803
Horace Mann Educators Corp.	38,802	750,431
Independence Holding Co.	5,623	111,617
Infinity Property & Casualty Corp.	16,293	675,508
Insure.com, Inc. (a)	779	2,812
Investors Title Co.	1,641	67,281
IPC Holdings Ltd.	49,214	1,251,020
James River Group, Inc.	9,136	304,229
Kansas City Life Insurance Co.	3,631	162,741
KMG America Corp. (a)	12,545	48,173
LandAmerica Financial Group, Inc.	17,431	965,503
Life Partners Holdings, Inc. (d)	5,060	248,800
Markel Corp. (a)	9,317	4,431,724
Max Capital Group Ltd.	44,602	1,224,771
Meadowbrook Insurance Group, Inc. (a)	35,338	312,035
Mercer Insurance Group, Inc.	5,069	90,735
Mercury General Corp.	26,466	1,394,229
Montpelier Re Holdings Ltd.	98,862	1,627,269
National Atlantic Holdings Corp. Class A (a)	8,196	81,960
National Financial Partners Corp.	36,735	1,792,668
National Interstate Corp.	6,658	218,249
National Security Group, Inc.	2,778	46,754
National Western Life Insurance Co. Class A	2,047	530,173
Nationwide Financial Services, Inc. Class A (sub. vtg.)	48,963	2,620,500
Navigators Group, Inc. (a)	12,804	693,977
Nymagic, Inc.	2,755	82,815
OdysseyRe Holdings Corp.	21,081	763,554
Old Republic International Corp.	179,293	3,261,340
OneBeacon Insurance Group Ltd.	29,770	634,696
PartnerRe Ltd.	47,252	3,435,693
Penn Treaty American Corp. (a)	31,965	173,250
Philadelphia Consolidated Holdings Corp. (a)	51,079	2,044,182
Phoenix Companies, Inc.	98,254	1,360,818
Platinum Underwriters Holdings Ltd.	52,605	1,824,341
PMA Capital Corp. Class A (a)	37,128	373,136

	Shares	Value
Presidential Life Corp.	14,950	$ 258,635
ProAssurance Corp. (a)	25,074	1,318,391
ProCentury Corp.	9,119	129,307
Protective Life Corp.	58,204	2,432,927
Reinsurance Group of America, Inc.	26,218	1,423,900
RenaissanceRe Holdings Ltd.	55,415	3,174,171
RLI Corp.	23,173	1,393,856
RTW, Inc. (a)	655	5,437
Safety Insurance Group, Inc.	15,866	541,665
Scottish Re Group Ltd. (a)(d)	72,288	237,105
SCPIE Holding, Inc. (a)	9,553	186,284
SeaBright Insurance Holdings, Inc. (a)	17,523	301,921
Security Capital Assurance Ltd.	30,974	629,701
Selective Insurance Group, Inc.	52,628	1,110,451
Specialty Underwriters' Alliance, Inc. (a)	14,899	106,826
StanCorp Financial Group, Inc.	46,893	2,208,660
State Auto Financial Corp.	13,588	406,553
Stewart Information Services Corp.	15,082	558,939
The Midland Co.	13,229	724,552
Tower Group, Inc.	16,364	410,900
Transatlantic Holdings, Inc.	24,046	1,703,178
Unico American Corp. (a)	2,607	31,049
United America Indemnity Ltd. Class A (a)	21,961	475,236
United Fire & Casualty Co.	21,092	801,285
Unitrin, Inc.	36,514	1,659,926
Universal American Financial Corp. (a)	37,660	781,822
Universal Insurance Holdings, Inc.	15,000	84,150
Validus Holdings Ltd.	13,000	286,260
W.R. Berkley Corp.	157,341	4,702,922
Wesco Financial Corp.	1,262	498,175
White Mountains Insurance Group Ltd.	6,688	3,491,136
Zenith National Insurance Corp.	31,252	1,347,274
		237,324,783
Real Estate Investment Trusts - 5.1%
Acadia Realty Trust (SBI)	28,024	699,759
Agree Realty Corp.	11,217	342,119
Alesco Financial, Inc. (d)	40,369	220,415
Alexanders, Inc. (a)	1,702	680,375
Alexandria Real Estate Equities, Inc.	25,213	2,353,129
AMB Property Corp. (SBI)	87,422	4,806,462
America First Apartment Investment, Inc.	10,576	265,563
American Campus Communities, Inc.	24,834	703,796
American Financial Realty Trust (SBI)	136,648	1,131,445
American Land Lease, Inc.	4,333	97,493
American Mortgage Acceptance Co.	4,770	42,215
Annaly Capital Management, Inc.	270,341	3,809,105
Anthracite Capital, Inc.	44,277	401,150
Anworth Mortgage Asset Corp.	40,106	215,770
Arbor Realty Trust, Inc.	14,415	288,588
Ashford Hospitality Trust, Inc.	115,148	1,256,265
Associated Estates Realty Corp.	8,335	117,857
BioMed Realty Trust, Inc.	59,167	1,442,491
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Realty Trust (SBI)	79,824	$ 2,057,863
BRE Properties, Inc. Class A	44,728	2,484,193
BRT Realty Trust	3,818	80,827
Camden Property Trust (SBI)	50,195	3,086,491
Capital Trust, Inc. Class A (d)	15,927	552,030
CapitalSource, Inc. (d)	126,370	2,253,177
Caplease, Inc.	60,502	583,844
Capstead Mortgage Corp.	13,005	129,660
Care Investment Trust, Inc.	4,587	52,659
CBL & Associates Properties, Inc.	57,385	1,891,410
CBRE Realty Finance, Inc. (d)	27,390	164,340
Cedar Shopping Centers, Inc.	39,840	527,482
Cogdell Spencer, Inc.	5,912	105,411
Colonial Properties Trust (SBI) (d)	40,272	1,446,168
Corporate Office Properties Trust (SBI)	41,770	1,799,034
Cousins Properties, Inc.	41,230	1,132,588
Crystal River Capital, Inc.	24,451	390,238
DCT Industrial Trust, Inc.	151,878	1,552,193
Deerfield Triarc Capital Corp.	37,488	328,020
DiamondRock Hospitality Co.	85,478	1,534,330
Digital Realty Trust, Inc.	44,714	1,743,846
Douglas Emmett, Inc.	95,352	2,331,356
Duke Realty LP	116,661	3,941,975
EastGroup Properties, Inc.	22,751	965,325
Education Realty Trust, Inc.	50,625	692,044
Entertainment Properties Trust (SBI)	21,597	1,033,200
Equity Inns, Inc.	47,164	1,062,133
Equity Lifestyle Properties, Inc.	19,044	927,443
Equity One, Inc.	35,230	921,617
Essex Property Trust, Inc.	21,225	2,500,093
Extra Space Storage, Inc.	63,108	969,970
Federal Realty Investment Trust (SBI)	49,460	4,158,102
FelCor Lodging Trust, Inc.	58,847	1,291,103
Feldman Mall Properties, Inc.	12,239	108,805
First Industrial Realty Trust, Inc.	39,558	1,613,175
First Potomac Realty Trust	22,739	481,839
Franklin Street Properties Corp. (d)	54,824	945,714
Friedman, Billings, Ramsey Group, Inc. Class A (d)	140,622	659,517
Getty Realty Corp.	17,746	483,933
Gladstone Commercial Corp.	10,600	192,284
Glimcher Realty Trust	34,000	760,240
GMH Communities Trust	50,213	394,674
Gramercy Capital Corp.	16,296	409,844
Health Care Property Investors, Inc.	184,262	5,605,250
Health Care REIT, Inc. (d)	65,521	2,614,288
Healthcare Realty Trust, Inc.	46,997	1,173,515
Hersha Hospitality Trust	35,172	384,430
Highwoods Properties, Inc. (SBI)	50,114	1,788,569
Home Properties, Inc.	30,716	1,560,987
Hospitality Properties Trust (SBI)	84,349	3,328,412

	Shares	Value
HRPT Properties Trust (SBI)	195,558	$ 1,912,557
Impac Mortgage Holdings, Inc. (d)	57,824	99,457
Inland Real Estate Corp.	85,407	1,322,100
Investors Real Estate Trust	39,237	410,027
iStar Financial, Inc.	120,220	4,400,052
JER Investments Trust, Inc.	22,756	282,857
Kilroy Realty Corp.	27,000	1,650,510
Kite Realty Group Trust	25,356	430,545
LaSalle Hotel Properties (SBI)	39,161	1,630,664
Lexington Corporate Properties Trust	58,712	1,214,164
Liberty Property Trust (SBI)	79,052	3,087,771
LTC Properties, Inc.	19,272	435,162
Mack-Cali Realty Corp.	56,316	2,351,756
Maguire Properties, Inc.	30,935	804,619
Medical Properties Trust, Inc.	40,296	542,787
MFA Mortgage Investments, Inc.	87,881	681,078
Mid-America Apartment Communities, Inc.	22,978	1,139,479
Mission West Properties, Inc.	23,945	295,242
Monmouth Real Estate Investment Corp. Class A	9,627	79,423
National Health Investors, Inc.	25,658	775,898
National Health Realty, Inc.	10,570	247,867
National Retail Properties, Inc.	51,074	1,199,728
Nationwide Health Properties, Inc.	76,141	2,112,913
New York Mortgage Trust, Inc.	18,314	20,145
Newcastle Investment Corp. (d)	43,672	726,702
NorthStar Realty Finance Corp.	60,270	639,465
Omega Healthcare Investors, Inc.	51,709	769,947
One Liberty Properties, Inc.	8,885	181,165
Opteum, Inc. Class A	36,905	42,810
Origen Financial, Inc.	17,799	114,092
Parkway Properties, Inc.	13,969	646,485
Pennsylvania (REIT) (SBI)	31,797	1,202,881
PMC Commercial Trust	6,561	84,571
Post Properties, Inc.	37,490	1,496,226
Potlatch Corp.	31,982	1,440,469
PS Business Parks, Inc.	17,896	1,011,124
Quadra Realty Trust, Inc.	14,338	143,810
RAIT Financial Trust (SBI) (d)	59,041	522,513
Ramco-Gershenson Properties Trust (SBI)	16,771	540,865
Rayonier, Inc.	65,777	2,811,309
Realty Income Corp.	87,802	2,370,654
Redwood Trust, Inc. (d)	23,125	863,256
Regency Centers Corp.	61,472	4,270,460
Republic Property Trust	16,652	239,289
Resource Capital Corp. (d)	20,772	249,264
Saul Centers, Inc.	8,854	443,231
Senior Housing Properties Trust (SBI)	69,294	1,409,440
SL Green Realty Corp.	52,346	5,837,102
Sovran Self Storage, Inc.	17,303	780,538
Strategic Hotel & Resorts, Inc.	66,060	1,358,854
Sun Communities, Inc.	15,926	454,050
Sunstone Hotel Investors, Inc.	53,565	1,444,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Supertel Hospitality, Inc., Maryland	13,197	$ 104,388
Tanger Factory Outlet Centers, Inc.	28,807	1,096,682
Taubman Centers, Inc.	48,427	2,497,865
The Macerich Co.	63,183	5,131,723
Thornburg Mortgage, Inc. (SBI) (d)	105,990	1,248,562
Transcontinental Realty Investors, Inc. (a)	1,497	23,533
U-Store-It Trust	53,157	720,809
UDR, Inc.	122,856	3,084,914
UMH Properties, Inc.	4,453	58,824
Universal Health Realty Income Trust (SBI)	9,322	312,473
Urstadt Biddle Properties, Inc.	5,274	91,029
Urstadt Biddle Properties, Inc. Class A	20,626	349,404
Ventas, Inc.	115,508	4,398,545
Vestin Realty Mortgage II, Inc.	35,498	191,334
Washington (REIT) (SBI)	40,600	1,329,650
Weingarten Realty Investors (SBI)	68,917	2,771,153
Winthrop Realty Trust	50,129	318,319
		169,020,330
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)	1,965	15,131
Brookfield Properties Corp.	187,902	4,336,779
Consolidated-Tomoka Land Co.	4,603	316,364
Forest City Enterprises, Inc. Class A	63,657	3,536,146
Grubb & Ellis Co. (a)	14,733	133,481
Hilltop Holdings, Inc. (a)(d)	54,151	650,895
Housevalues, Inc. (a)	9,851	39,305
Jones Lang LaSalle, Inc.	30,612	3,418,748
Meruelo Maddux Properties, Inc.	52,210	313,782
Move, Inc. (a)	151,118	453,354
Reis, Inc. (a)	2,805	23,141
Stratus Properties, Inc. (a)	2,986	98,090
Tejon Ranch Co. (a)	11,513	476,408
The St. Joe Co. (d)	65,314	2,065,229
Thomas Properties Group, Inc.	20,837	266,505
United Capital Corp. (a)	2,068	54,182
ZipRealty, Inc. (a)	10,323	76,906
		16,274,446
Thrifts & Mortgage Finance - 1.3%
Accredited Home Lenders Holding Co. (a)(d)	22,088	199,896
American Bancorp of New Jersey, Inc.	20,535	227,939
Anchor BanCorp Wisconsin, Inc.	18,340	483,076
Astoria Financial Corp.	76,327	1,989,845
Bank Mutual Corp.	57,255	679,044
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	410,488
BankUnited Financial Corp. Class A (d)	33,017	564,591
BCSB Bankcorp, Inc.	4,872	44,628
Berkshire Bancorp, Inc.	1,110	18,271
Berkshire Hills Bancorp, Inc.	5,489	162,639
Beverly Hills Bancorp, Inc.	10,000	61,900

	Shares	Value
Brookline Bancorp, Inc., Delaware	56,246	$ 703,637
Camco Financial Corp.	7,852	104,039
Capitol Federal Financial	22,464	782,196
Centerline Holding Co.	50,006	790,095
CFS Bancorp, Inc. (d)	5,521	78,895
Charter Financial Corp., Georgia	8,305	382,113
Cheviot Financial Corp.	52	623
Citizens First Bancorp, Inc., Delaware	3,754	73,053
Citizens South Banking Corp., Delaware	10,510	133,477
City Bank Lynnwood, Washington	16,408	504,546
Clayton Holdings, Inc. (a)	6,858	58,293
Clifton Savings Bancorp, Inc.	8,458	94,899
Corus Bankshares, Inc. (d)	35,002	467,627
Delta Financial Corp. (d)	16,328	88,661
Dime Community Bancshares, Inc.	32,145	438,136
Doral Financial Corp. (a)(d)	3,449	49,148
Downey Financial Corp. (d)	18,670	1,056,535
ESB Financial Corp.	7,483	77,374
Farmer Mac Class C (non-vtg.)	12,702	414,085
First Busey Corp. (d)	27,363	539,051
First Clover Leaf Financial Corp.	10,566	115,169
First Defiance Financial Corp.	3,003	81,772
First Federal Bancshares of Arkansas, Inc.	3,747	67,446
First Federal Bankshares, Inc.	2,907	51,396
First Financial Holdings, Inc.	12,293	391,532
First Financial Service Corp.	745	20,711
First Mutual Bancshares, Inc.	1,088	28,473
First Niagara Financial Group, Inc.	97,618	1,379,342
First Place Financial Corp.	18,173	320,208
FirstFed Financial Corp., Delaware (a)(d)	16,531	830,683
Flagstar Bancorp, Inc.	35,396	435,371
Flushing Financial Corp.	18,913	310,551
Franklin Bank Corp. (a)	24,731	227,278
Fremont General Corp. (d)	63,275	284,738
HMN Financial, Inc.	2,852	84,704
Home Federal Bancorp	2,558	69,066
Home Federal Bancorp, Inc., Delaware	14,626	202,570
HopFed Bancorp, Inc.	7,731	119,831
Imperial Capital Bancorp, Inc.	5,543	191,788
IndyMac Bancorp, Inc. (d)	64,586	1,562,981
Jefferson Bancshares, Inc., Tennessee	5,738	63,921
Kearny Financial Corp.	13,844	182,879
KNBT Bancorp, Inc.	26,610	391,433
Legacy Bancorp, Inc.	18,619	265,879
Lincoln Bancorp	3,496	55,062
LSB Corp.	3,904	62,854
MAF Bancorp., Inc.	27,861	1,495,857
MASSBANK Corp.	6,468	218,489
MutualFirst Financial, Inc.	2,603	44,563
NASB Financial, Inc.	3,384	116,850
New England Bancshares, Inc.	7,230	86,832
New York Community Bancorp, Inc. (d)	245,809	4,348,361
NewAlliance Bancshares, Inc.	99,575	1,484,663
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NexCen Brands, Inc. (a)	29,128	$ 198,944
Northeast Community Bancorp, Inc. (a)	8,762	91,125
Northwest Bancorp, Inc. (d)	29,130	849,431
OceanFirst Financial Corp.	4,849	85,148
Ocwen Financial Corp. (a)(d)	28,396	266,354
Oritani Financial Corp. (a)(d)	11,740	177,509
Pamrapo Bancorp, Inc.	2,874	51,761
Parkvale Financial Corp.	2,919	86,111
Partners Trust Financial Group, Inc.	46,184	560,674
People's United Financial, Inc.	110,539	1,954,330
Peoples Bancorp, Auburn, Indiana	3,388	64,338
Peoples Cmnty Bancorp, Inc.	6,000	94,680
PFF Bancorp, Inc.	20,235	354,517
Provident Financial Holdings, Inc.	3,631	84,312
Provident Financial Services, Inc.	90,068	1,513,142
Provident New York Bancorp	44,295	611,714
Pulaski Financial Corp.	6,450	90,558
PVF Capital Corp.	5,643	87,184
Radian Group, Inc. (d)	70,539	1,244,308
Rainier Pacific Financial Group, Inc.	3,186	51,486
Riverview Bancorp, Inc.	13,156	196,419
Rockville Financial, Inc. (d)	7,892	114,039
Roma Financial Corp.	10,524	178,803
Rome Bancorp, Inc.	12,337	147,057
Synergy Financial Group, Inc., New Jersey	9,338	131,106
TF Financial Corp.	1,778	48,042
TFS Financial Corp. (a)	86,000	997,600
The PMI Group, Inc.	73,681	2,334,214
TierOne Corp.	17,055	382,373
Timberland Bancorp, Inc.	12,774	203,234
Triad Guaranty, Inc. (a)	10,834	181,253
Trustco Bank Corp., New York	69,461	776,574
United Community Financial Corp., Ohio	23,305	172,224
ViewPoint Financial Group	11,249	193,145
Washington Federal, Inc.	85,704	2,274,584
Wauwatosa Holdings, Inc. (a)(d)	7,726	128,638
Westfield Financial, Inc.	16,393	165,733
Willow Financial Bancorp, Inc.	16,430	204,061
WSFS Financial Corp.	6,076	366,018
		44,984,796
TOTAL FINANCIALS		706,557,350
HEALTH CARE - 10.6%
Biotechnology - 3.0%
A.P. Pharma, Inc. (a)	4,452	9,394
Aastrom Biosciences, Inc. (a)(d)	75,401	83,695
Acadia Pharmaceuticals, Inc. (a)	27,201	391,422
Acorda Therapeutics, Inc. (a)	22,263	400,511
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	96,758

	Shares	Value
Affymax, Inc.	4,535	$ 109,974
Alexion Pharmaceuticals, Inc. (a)	32,775	1,981,904
Alfacell Corp. (a)(d)	65,656	147,726
Alkermes, Inc. (a)	95,970	1,617,095
Allos Therapeutics, Inc. (a)(d)	24,876	117,415
Alnylam Pharmaceuticals, Inc. (a)(d)	25,913	605,587
Alseres Pharmaceuticals, Inc. (a)	1,366	3,265
Altus Pharmaceuticals, Inc. (a)	23,918	250,661
Amylin Pharmaceuticals, Inc. (a)(d)	105,744	5,184,628
Anadys Pharmaceuticals, Inc. (a)	18,763	42,217
Antigenics, Inc. (a)(d)	19,086	47,333
Arena Pharmaceuticals, Inc. (a)(d)	57,215	766,681
ARIAD Pharmaceuticals, Inc. (a)(d)	86,734	431,068
ArQule, Inc. (a)	21,813	178,867
Array Biopharma, Inc. (a)	36,227	411,176
Avalon Pharmaceuticals, Inc. (a)(d)	22,000	135,740
Avant Immunotherapeutics, Inc. (a)	18,683	9,809
AVAX Technologies, Inc. (a)	4,900	931
AVI BioPharma, Inc. (a)(d)	25,727	67,147
Avigen, Inc. (a)	22,946	118,172
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	378,170
Bioenvision, Inc. (a)(d)	47,174	259,929
BioMarin Pharmaceutical, Inc. (a)(d)	87,416	1,877,696
Biosante Pharmaceuticals, Inc. (a)(d)	21,771	126,272
BioSphere Medical, Inc. (a)	4,678	24,326
Calypte Biomedical Corp. (a)	656	87
Cel-Sci Corp. (a)(d)	5,333	3,520
Cell Genesys, Inc. (a)(d)	88,600	334,908
Cell Therapeutics, Inc. (a)(d)	31,073	118,699
Cephalon, Inc. (a)(d)	58,022	4,354,551
Cepheid, Inc. (a)	44,896	838,657
Cleveland Biolabs, Inc. (d)	20,722	227,113
Coley Pharmaceutical Group, Inc. (a)	14,423	49,615
Combinatorx, Inc. (a)(d)	22,451	150,197
Critical Therapeutics, Inc. (a)(d)	7,164	14,471
Cubist Pharmaceuticals, Inc. (a)	45,547	1,042,115
CuraGen Corp. (a)	41,352	48,795
Curis, Inc. (a)	10,011	10,011
CV Therapeutics, Inc. (a)(d)	45,181	436,448
Cytogen Corp. (a)	15,067	14,314
Cytokinetics, Inc. (a)	45,414	221,620
Cytori Therapeutics, Inc. (a)	14,014	72,593
CytRx Corp. (a)(d)	79,740	288,659
Dendreon Corp. (a)(d)	72,352	575,198
Digene Corp. (a)(d)	20,839	1,276,389
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	21,107
Dyadic International, Inc. (a)	16,428	23,410
Dyax Corp. (a)	58,388	227,129
Dynavax Technologies Corp. (a)	21,508	85,602
Emergent BioSolutions, Inc.	13,717	122,493
Encysive Pharmaceuticals, Inc. (a)	39,210	72,146
EntreMed, Inc. (a)	6,269	6,771
Enzon Pharmaceuticals, Inc. (a)(d)	34,300	278,173
Epicept Corp. (a)(d)	1,640	2,690
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)	5,146	$ 14,769
Genelabs Technologies, Inc. (a)(d)	7,653	14,694
Genentech, Inc. (a)	409,930	30,666,863
Genitope Corp. (a)(d)	16,300	56,887
Genomic Health, Inc. (a)(d)	21,051	427,756
GenVec, Inc. (a)	87,639	205,952
Geron Corp. (a)(d)	77,110	554,421
GTC Biotherapeutics, Inc. (a)	4,398	4,486
GTx, Inc. (a)(d)	15,842	253,472
Halozyme Therapeutics, Inc. (a)(d)	51,021	449,495
Hana Biosciences, Inc. (a)(d)	18,262	29,037
Hemispherx Biopharma, Inc. (a)(d)	93,692	107,746
Human Genome Sciences, Inc. (a)(d)	112,673	1,037,718
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	34,915
Idera Pharmaceuticals, Inc. (a)	15,000	128,250
IDM Pharma, Inc. (a)	908	1,525
ImClone Systems, Inc. (a)	52,140	1,775,888
ImmunoGen, Inc. (a)	33,884	151,461
Immunomedics, Inc. (a)	65,181	136,228
Incyte Corp. (a)	73,873	431,418
Indevus Pharmaceuticals, Inc. (a)	59,428	403,516
Infinity Pharmaceuticals, Inc. (a)	1,801	19,703
Inhibitex, Inc. (a)	8,093	10,602
Insmed, Inc. (a)	127,479	79,164
InterMune, Inc. (a)(d)	23,464	463,883
Introgen Therapeutics, Inc. (a)(d)	44,401	178,492
Isis Pharmaceuticals, Inc. (a)(d)	74,775	922,724
Isolagen, Inc. (a)	33,379	84,449
Keryx Biopharmaceuticals, Inc. (a)(d)	41,474	417,228
Kosan Biosciences, Inc. (a)	28,380	147,576
La Jolla Pharmaceutical Co. (a)(d)	33,235	145,902
Lexicon Pharmaceuticals, Inc. (a)	68,125	214,594
LifeCell Corp. (a)	30,968	1,025,350
Ligand Pharmaceuticals, Inc. Class B (d)	70,084	439,427
Lipid Sciences, Inc. (a)	6,973	7,391
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	2,573
MannKind Corp. (a)(d)	53,528	474,793
Martek Biosciences (a)	30,378	820,814
Matritech, Inc. (a)	9,731	1,289
Maxygen, Inc. (a)	20,092	179,221
Medarex, Inc. (a)	113,035	1,938,550
Memory Pharmaceuticals Corp. (a)	67,941	148,111
Metabasis Therapeutics, Inc. (a)	26,087	78,000
Metabolix, Inc.	10,752	239,232
Micromet, Inc. (a)(d)	5,632	11,658
Millennium Pharmaceuticals, Inc. (a)	278,547	2,827,252
Momenta Pharmaceuticals, Inc. (a)(d)	24,545	260,177
Monogram Biosciences, Inc. (a)	94,829	159,313
Myriad Genetics, Inc. (a)	39,078	1,717,869
Nabi Biopharmaceuticals (a)(d)	74,967	265,383
Neopharm, Inc. (a)	8,402	7,814

	Shares	Value
Neose Technologies, Inc. (a)	9,641	$ 14,944
Neurobiological Tech, Inc. (a)	4,585	3,943
Neurocrine Biosciences, Inc. (a)	40,314	401,931
Neurogen Corp. (a)	14,550	71,877
Northfield Laboratories, Inc. (a)	29,181	48,440
Novavax, Inc. (a)(d)	42,163	138,295
NPS Pharmaceuticals, Inc. (a)	39,572	168,181
Nuvelo, Inc. (a)	36,720	80,050
Omrix Biopharmaceuticals, Inc. (a)	12,337	431,918
ONYX Pharmaceuticals, Inc. (a)	50,372	1,995,739
Orchid Cellmark, Inc. (a)	20,246	124,310
OREXIGEN Therapeutics, Inc.	10,755	158,314
Ortec International, Inc. (a)	2	1
Orthologic Corp. (a)	36,394	52,407
Oscient Pharmaceuticals Corp. (a)(d)	9,344	27,939
OSI Pharmaceuticals, Inc. (a)	50,925	1,737,052
Osiris Therapeutics, Inc. (d)	10,681	138,426
OXiGENE, Inc. (a)	27,796	89,503
Palatin Technologies, Inc. (a)(d)	59,631	39,893
Panacos Pharmaceuticals, Inc. (a)	35,312	102,052
PDL BioPharma, Inc. (a)(d)	102,188	1,993,688
Peregrine Pharmaceuticals, Inc. (a)	144,570	106,837
Pharmacopeia Drug Discovery, Inc. (a)	2,994	16,497
Pharmacyclics, Inc. (a)(d)	41,159	91,785
Pharmion Corp. (a)	24,730	1,014,177
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	90,085
Pro-Pharmaceuticals, Inc. (a)	23,828	8,102
Progenics Pharmaceuticals, Inc. (a)(d)	24,524	565,769
Regeneron Pharmaceuticals, Inc. (a)	63,234	1,230,534
Renovis, Inc. (a)	15,599	49,605
Repligen Corp. (a)	7,531	32,534
Rigel Pharmaceuticals, Inc. (a)	40,346	369,569
Sangamo Biosciences, Inc. (a)(d)	42,750	469,823
Savient Pharmaceuticals, Inc. (a)	65,430	862,367
SciClone Pharmaceuticals, Inc. (a)	14,063	25,595
Seattle Genetics, Inc. (a)(d)	38,349	393,461
Senomyx, Inc. (a)(d)	31,175	416,498
SIGA Technologies, Inc. (a)(d)	5,146	20,018
Sonus Pharmaceuticals, Inc. (a)	32,820	141,782
StemCells, Inc. (a)(d)	46,919	101,345
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	9,180
Tapestry Pharmaceuticals, Inc. (a)	673	1,023
Telik, Inc. (a)(d)	42,903	123,561
Tercica, Inc. (a)(d)	30,000	198,600
Theravance, Inc. (a)	48,345	1,518,516
Threshold Pharmaceuticals, Inc. (a)	15,598	13,414
Titan Pharmaceuticals, Inc. (a)	11,415	23,401
TorreyPines Therapeutics, Inc. (a)	1,899	12,249
Trimeris, Inc. (a)	15,229	113,913
Trubion Pharmaceuticals, Inc.	6,000	110,100
Unigene Laboratories, Inc. (a)	74,735	156,196
United Therapeutics Corp. (a)(d)	20,368	1,395,004
Vanda Pharmaceuticals, Inc. (a)(d)	21,153	315,814
Vertex Pharmaceuticals, Inc. (a)	119,257	4,646,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ViaCell, Inc. (a)(d)	39,009	$ 167,739
Vical, Inc. (a)(d)	34,045	165,459
Vion Pharmaceuticals, Inc. (a)	41,496	34,442
XOMA Ltd. (a)(d)	145,384	402,714
Zymogenetics, Inc. (a)(d)	42,530	513,762
		100,714,707
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	16,975	329,994
Abiomed, Inc. (a)	31,613	389,156
Accuray, Inc.	34,689	479,749
Advanced Medical Optics, Inc. (a)	53,755	1,544,919
Align Technology, Inc. (a)	51,856	1,178,687
Alphatec Holdings, Inc. (a)(d)	14,930	55,092
American Medical Systems Holdings, Inc. (a)(d)	67,355	1,239,332
Analogic Corp.	12,972	895,846
Angiodynamics, Inc. (a)	20,296	394,960
Anika Therapeutics, Inc. (a)	9,355	170,542
Arrow International, Inc.	20,033	904,089
ArthroCare Corp. (a)(d)	23,913	1,339,606
Aspect Medical Systems, Inc. (a)(d)	22,382	281,566
ATS Medical, Inc. (a)	6,269	9,654
Beckman Coulter, Inc.	52,221	3,757,301
BioLase Technology, Inc. (a)(d)	21,417	148,206
Bovie Medical Corp. (a)	18,610	125,618
BSD Medical Corp. (a)(d)	13,363	92,873
Cambridge Heart, Inc. (a)	1,200	4,272
Candela Corp. (a)	20,642	149,035
Cantel Medical Corp. (a)	6,163	94,910
Cardiac Science Corp. (a)	17,399	163,725
Cardiodynamics International Corp. (a)	13,842	5,814
Cardiotech International, Inc. (a)	3,688	4,536
Cerus Corp. (a)	40,324	279,042
Cholestech Corp. (a)	15,842	327,771
Clarient, Inc. (a)(d)	8,140	15,140
Clinical Data, Inc. (a)	8,093	210,418
Conceptus, Inc. (a)(d)	21,558	377,265
CONMED Corp. (a)	26,542	771,045
Cooper Companies, Inc.	37,574	1,832,108
Cutera, Inc. (a)	9,296	207,022
Cyberonics, Inc. (a)(d)	16,400	247,476
Cynosure, Inc. Class A (a)	6,020	188,908
Cytyc Corp. (a)	101,117	4,321,741
Dade Behring Holdings, Inc.	72,271	5,457,183
Datascope Corp.	9,720	324,259
DENTSPLY International, Inc.	120,131	4,730,759
DexCom, Inc. (a)(d)	35,375	325,450
Digirad Corp. (a)	4,978	15,482
DJO, Inc. (a)	20,403	993,218
E-Z-EM, Inc. (a)	12,324	183,011
Edwards Lifesciences Corp. (a)(d)	52,228	2,522,612

	Shares	Value
Electro-Optical Sciences, Inc. (a)(d)	9,000	$ 55,530
Endologix, Inc. (a)	29,516	105,372
EP Medsystems, Inc. (a)	14,220	18,770
EPIX Pharmaceuticals, Inc. (a)	9,769	42,984
Escalon Medical Corp. (a)	3,512	25,251
ev3, Inc. (a)(d)	28,488	436,151
Exactech, Inc. (a)	6,414	103,009
Fonar Corp. (a)	785	5,809
Foxhollow Technologies, Inc. (a)	21,038	516,483
Gen-Probe, Inc. (a)	46,667	2,987,621
Greatbatch, Inc. (a)	20,807	624,210
Haemonetics Corp. (a)	23,414	1,162,271
Hansen Medical, Inc. (d)	14,073	341,411
HealthTronics, Inc. (a)	18,929	90,102
Hillenbrand Industries, Inc.	51,925	2,988,284
Hologic, Inc. (a)(d)	45,696	2,428,742
Home Diagnostics, Inc.	19,347	189,988
I-Flow Corp. (a)(d)	24,646	442,889
ICU Medical, Inc. (a)	13,059	493,761
IDEXX Laboratories, Inc. (a)	30,655	3,425,696
Immucor, Inc. (a)	61,316	2,044,889
Implant Sciences Corp. (a)	468	1,006
Insite Vision (a)	62,560	68,190
Integra LifeSciences Holdings Corp. (a)	17,966	872,609
Intuitive Surgical, Inc. (a)	33,567	7,427,706
Invacare Corp.	28,693	664,817
Inverness Medical Innovations, Inc. (a)	37,823	1,820,799
Iridex Corp. (a)	9,439	36,151
IRIS International, Inc. (a)	21,153	394,503
IVAX Diagnostics, Inc. (a)	7,111	5,973
Kensey Nash Corp. (a)	8,253	196,669
Kinetic Concepts, Inc. (a)	46,355	2,786,399
Kyphon, Inc. (a)	41,071	2,746,418
Lifecore Biomedical, Inc. (a)	13,141	152,698
Medical Action Industries, Inc. (a)	13,708	311,035
Mentor Corp. (d)	36,815	1,641,581
Meridian Bioscience, Inc.	34,462	889,120
Merit Medical Systems, Inc. (a)	18,942	232,229
Microtek Medical Holdings, Inc. (a)	38,801	236,686
Micrus Endovascular Corp. (a)	16,657	396,770
Minrad International, Inc. (a)	24,400	114,436
National Dentex Corp. (a)	2,508	44,040
Natus Medical, Inc. (a)	21,654	348,413
Neogen Corp. (a)	6,838	217,654
NeuroMetrix, Inc. (a)	7,830	60,839
NMT Medical, Inc. (a)	16,102	119,799
North American Scientific, Inc. (a)	3,930	3,694
Northstar Neuroscience, Inc. (a)	18,816	213,750
Nutraceutical International Corp. (a)	13,525	203,416
NuVasive, Inc. (a)	34,834	1,111,205
NxStage Medical, Inc. (a)(d)	19,789	245,779
OraSure Technologies, Inc. (a)	45,145	415,334
Orthofix International NV (a)	16,028	766,780
Orthovita, Inc. (a)	20,662	59,507
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Osteotech, Inc. (a)	4,011	$ 29,160
Palomar Medical Technologies, Inc. (a)	16,266	512,379
PolyMedica Corp.	20,228	1,047,204
Possis Medical, Inc. (a)	16,597	179,414
Quidel Corp. (a)	32,548	552,665
Regeneration Technologies, Inc. (a)	39,621	429,095
ResMed, Inc. (a)	69,089	2,809,159
Respironics, Inc. (a)	64,582	3,063,124
Retractable Technologies, Inc. (a)	5,601	11,202
Rochester Medical Corp. (a)	8,589	136,995
Sirona Dental Systems, Inc. (a)	16,590	483,599
Somanetics Corp. (a)	8,762	170,333
Sonic Innovations, Inc. (a)	31,910	264,534
SonoSite, Inc. (a)(d)	17,507	510,504
Staar Surgical Co. (a)	8,437	24,720
Stereotaxis, Inc. (a)	21,349	282,447
Steris Corp.	55,862	1,568,046
Strategic Diagnostics, Inc. (a)	3,743	14,822
SurModics, Inc. (a)(d)	15,757	760,275
Symmetry Medical, Inc. (a)	25,189	403,780
Synovis Life Technologies, Inc. (a)	14,155	253,941
The Spectranetics Corp. (a)	26,606	391,906
Theragenics Corp. (a)	45,104	187,182
Thermage, Inc. (a)	10,000	77,600
ThermoGenesis Corp. (a)	39,439	102,541
Thoratec Corp. (a)(d)	46,475	960,638
TomoTherapy, Inc.	10,729	256,101
Trimedyne, Inc. (a)	8,608	6,026
Tutogen Medical, Inc. (a)	10,000	86,500
Urologix, Inc. (a)	5,053	11,066
Utah Medical Products, Inc.	3,222	101,590
Vascular Solutions, Inc. (a)	21,325	168,468
Vision Sciences, Inc. (a)	8,293	12,605
Vital Signs, Inc.	6,169	309,314
Vnus Medical Technologies, Inc. (a)	7,000	101,080
Volcano Corp. (a)	21,663	321,696
West Pharmaceutical Services, Inc.	31,870	1,276,394
Wright Medical Group, Inc. (a)	36,747	962,404
Young Innovations, Inc.	3,599	98,721
Zoll Medical Corp. (a)	18,824	435,023
		99,798,873
Health Care Providers & Services - 2.3%
Access Plans USA, Inc. (a)(d)	3,930	6,092
Advocat, Inc. (a)	14,148	146,998
Air Methods Corp. (a)	7,431	294,491
Alliance Imaging, Inc. (a)	30,861	271,885
Allied Healthcare International, Inc. (a)	21,264	44,016
Allion Healthcare, Inc. (a)	9,407	60,017
Almost Family, Inc. (a)	7,418	115,276
Amedisys, Inc. (a)	24,128	911,556
America Service Group, Inc. (a)	8,584	98,802

	Shares	Value
American Dental Partners, Inc. (a)	13,941	$ 333,887
AMERIGROUP Corp. (a)	42,735	1,353,417
AMN Healthcare Services, Inc. (a)	30,872	550,448
AmSurg Corp. (a)	30,687	723,906
Animal Health International, Inc.	18,873	214,209
Apria Healthcare Group, Inc. (a)	37,271	992,527
Arcadia Resources, Inc. (a)(d)	80,061	52,040
Assisted Living Concepts, Inc. Class A (a)	59,315	539,173
Bio-Reference Laboratories, Inc. (a)	15,824	458,896
BioScrip, Inc. (a)	27,406	159,229
Brookdale Senior Living, Inc. (d)	46,474	1,701,878
Capital Senior Living Corp. (a)	24,577	199,074
Centene Corp. (a)	38,730	782,733
Chemed Corp.	22,259	1,380,948
Chindex International, Inc. (a)(d)	5,445	112,004
Community Health Systems, Inc. (a)	84,017	2,917,910
Comprehensive Care Corp. (a)	300	342
Corvel Corp. (a)	10,620	266,243
Cross Country Healthcare, Inc. (a)	21,491	366,851
Cryolife, Inc. (a)	23,279	214,865
DaVita, Inc. (a)	91,264	5,249,505
Dialysis Corp. of America (a)	7,648	75,945
Emergency Medical Services Corp. Class A (a)	8,611	241,625
Emeritus Corp. (a)	13,101	355,692
Five Star Quality Care, Inc. (a)(d)	24,607	195,134
Gentiva Health Services, Inc. (a)	25,101	520,595
Hanger Orthopedic Group, Inc. (a)	15,855	166,953
Health Grades, Inc. (a)	14,002	81,072
Health Management Associates, Inc. Class A	196,800	1,340,208
Health Net, Inc. (a)	99,290	5,440,099
HealthExtras, Inc. (a)	28,188	792,365
HealthSouth Corp. (a)(d)	70,754	1,291,968
Healthspring, Inc. (a)	39,265	733,863
Healthways, Inc. (a)	30,358	1,511,828
HearUSA, Inc. (a)	11,117	16,008
Henry Schein, Inc. (a)	75,171	4,374,200
HMS Holdings Corp. (a)	22,242	523,799
Hooper Holmes, Inc. (a)	50,431	112,461
Hythiam, Inc. (a)(d)	35,825	257,940
I-trax, Inc. (a)	31,500	100,800
Integramed America, Inc. (a)	12,500	129,875
InVentiv Health, Inc. (a)	29,042	1,151,806
Kindred Healthcare, Inc. (a)	30,255	599,654
Landauer, Inc.	6,794	344,388
LCA-Vision, Inc.	19,294	662,749
LHC Group, Inc. (a)(d)	16,020	320,881
LifePoint Hospitals, Inc. (a)(d)	51,293	1,441,333
Lincare Holdings, Inc. (a)	78,452	2,823,487
Magellan Health Services, Inc. (a)	35,627	1,446,456
Matria Healthcare, Inc. (a)	20,805	529,695
Medcath Corp. (a)	9,021	264,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medical Staffing Network Holdings, Inc. (a)	8,863	$ 46,885
Metropolitan Health Networks, Inc. (a)	36,067	75,741
Molina Healthcare, Inc. (a)	14,494	493,521
MWI Veterinary Supply, Inc. (a)	10,000	379,700
National Healthcare Corp.	8,401	441,809
National Home Health Care Corp.	1,600	19,984
National Medical Health Card Systems, Inc. (a)	2,994	31,766
National Research Corp.	1,185	29,637
Nighthawk Radiology Holdings, Inc. (a)(d)	17,798	390,844
NovaMed Eyecare, Inc. (a)(d)	33,673	165,671
Odyssey Healthcare, Inc. (a)	35,991	351,992
Omnicare, Inc.	104,054	3,395,282
Owens & Minor, Inc.	35,142	1,402,166
PainCare Holdings, Inc. (a)(d)	63,158	11,994
PDI, Inc. (a)	3,836	39,472
Pediatric Services of America, Inc. (a)	16,212	263,121
Pediatrix Medical Group, Inc. (a)	39,933	2,382,003
PharMerica Corp. (a)(d)	24,824	440,130
Providence Service Corp. (a)	11,318	340,219
PSS World Medical, Inc. (a)	58,610	1,118,279
Psychemedics Corp.	3,872	68,496
Psychiatric Solutions, Inc. (a)	48,388	1,783,582
QMed, Inc. (a)	4,585	13,663
Radiation Therapy Services, Inc. (a)	9,544	215,885
RadNet, Inc. (a)	19,082	171,738
RehabCare Group, Inc. (a)	22,431	364,952
ResCare, Inc. (a)	25,421	541,976
Rotech Healthcare, Inc. (a)	15,900	17,331
Rural/Metro Corp. (a)(d)	20,488	74,371
Sierra Health Services, Inc. (a)	57,201	2,402,442
Skilled Healthcare Group, Inc.	21,687	315,112
SRI/Surgical Express, Inc. (a)	2,620	13,781
Sun Healthcare Group, Inc. (a)	33,342	495,796
Sunrise Senior Living, Inc. (a)(d)	37,848	1,355,337
U.S. Physical Therapy, Inc. (a)	16,352	224,840
Universal Health Services, Inc. Class B	42,905	2,265,384
VCA Antech, Inc. (a)	74,046	3,027,741
Visicu, Inc. (a)	16,759	121,335
VistaCare, Inc. Class A (a)	19,895	139,265
Wellcare Health Plans, Inc. (a)	29,379	2,899,707
		76,699,813
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	20,017
Allscripts Healthcare Solutions, Inc. (a)(d)	50,583	1,143,682
AMICAS, Inc. (a)	31,224	100,854
Arrhythmia Research Technology, Inc. (a)	7,380	93,652
Cerner Corp. (a)	56,119	3,201,028
Computer Programs & Systems, Inc.	9,905	263,176

	Shares	Value
Eclipsys Corp. (a)	44,403	$ 1,025,265
Emageon, Inc. (a)(d)	18,876	162,145
Health Corp. (a)(d)	152,181	2,249,235
HealthAxis, Inc. (a)	190	331
HealthStream, Inc. (a)	6,041	19,331
iCAD, Inc. (a)	48,360	135,408
Mediware Information Systems, Inc. (a)	1,310	9,091
Merge Technologies, Inc. (a)(d)	50,544	236,546
Omnicell, Inc. (a)	33,763	815,039
Phase Forward, Inc. (a)	41,634	742,751
ProxyMed, Inc. (a)	3,259	9,419
Quadramed Corp. (a)	35,763	96,560
Transcend Services, Inc. (a)	14,000	219,100
TriZetto Group, Inc. (a)	32,955	515,087
Vital Images, Inc. (a)	14,431	267,551
		11,325,268
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	29,292	177,802
Affymetrix, Inc. (a)	63,110	1,430,073
Albany Molecular Research, Inc. (a)	29,143	426,071
Alliance Pharmaceutical Corp. (a)	2,080	125
AMAG Pharmaceuticals, Inc.	14,259	779,254
Applera Corp. - Celera Genomics Group (a)	58,482	770,208
Bio-Imaging Technologies, Inc. (a)	2,110	13,736
Bio-Rad Laboratories, Inc. Class A (a)	17,876	1,507,304
Bioanalytical Systems, Inc. (a)	4,772	31,257
Biodelivery Sciences International, Inc. (a)	20,000	79,200
Bruker BioSciences Corp. (a)	40,315	287,849
Caliper Life Sciences, Inc. (a)	28,993	159,172
Cambrex Corp.	25,026	312,074
Charles River Laboratories International, Inc. (a)	65,086	3,415,713
Covance, Inc. (a)	54,340	3,984,209
Cryo-Cell International, Inc. (a)	6,550	9,694
Dionex Corp. (a)	18,099	1,310,911
Encorium Group, Inc. (a)	7,298	19,048
Enzo Biochem, Inc. (a)	38,087	685,947
eResearchTechnology, Inc. (a)(d)	43,611	474,488
Exelixis, Inc. (a)	89,898	1,011,353
Gene Logic, Inc. (a)	7,441	9,524
Harvard Bioscience, Inc. (a)	8,617	39,638
Illumina, Inc. (a)	53,500	2,583,515
Immunicon Corp. (a)	7,192	8,199
Interleukin Genetics, Inc. (a)	6,973	9,414
Invitrogen Corp. (a)	42,209	3,288,081
Kendle International, Inc. (a)	13,470	527,485
Luminex Corp. (a)	33,223	470,770
Medivation, Inc. (a)(d)	18,044	315,229
Medtox Scientific, Inc. (a)	8,211	154,285
Nanogen, Inc. (a)(d)	35,888	35,888
Nektar Therapeutics (a)(d)	82,026	677,535
PAREXEL International Corp. (a)	24,512	1,054,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	91,969	$ 3,221,674
PharmaNet Development Group, Inc. (a)	19,840	571,392
PRA International (a)	20,692	603,172
Sequenom, Inc. (a)	25,316	123,542
Techne Corp. (a)	30,814	1,941,590
Third Wave Technologies, Inc. (a)	44,390	339,584
Varian, Inc. (a)	26,948	1,617,419
Ventana Medical Systems, Inc. (a)	31,228	2,554,138
Verenium Corp. (a)(d)	30,931	170,121
Vermillion, Inc. (a)	8,010	7,610
		37,209,554
Pharmaceuticals - 0.9%
Abraxis BioScience, Inc. (a)(d)	23,499	515,568
Acusphere, Inc. (a)	1,403	1,824
Adams Respiratory Therapeutics, Inc. (a)(d)	27,666	1,066,801
Adolor Corp. (a)(d)	74,840	279,902
Akorn, Inc. (a)(d)	56,621	430,320
Alexza Pharmaceuticals, Inc. (a)	30,076	246,924
Alpharma, Inc. Class A	36,913	845,308
Anesiva, Inc. (a)	1,142	7,434
Atherogenics, Inc. (a)(d)	26,187	71,752
Auxilium Pharmaceuticals, Inc. (a)	33,683	653,450
AVANIR Pharmaceuticals Class A (a)(d)	14,261	30,804
Barrier Therapeutics, Inc. (a)(d)	6,541	44,021
Bentley Pharmaceuticals, Inc. (a)	12,642	155,244
BioMimetic Therapeutics, Inc. (a)	12,723	191,736
Bradley Pharmaceuticals, Inc. (a)	14,282	279,356
Cadence Pharmaceuticals, Inc.	10,227	146,860
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	299,113
Collagenex Pharmaceuticals, Inc. (a)(d)	22,008	282,143
Columbia Laboratories, Inc. (a)(d)	36,536	76,726
Corcept Therapeutics, Inc. (a)	7,957	25,542
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	13,332
Cypress Bioscience, Inc. (a)(d)	27,092	359,240
DepoMed, Inc. (a)	68,230	124,179
Discovery Laboratories, Inc. (a)(d)	101,338	234,091
Durect Corp. (a)(d)	73,527	372,782
Emisphere Technologies, Inc. (a)(d)	22,624	93,211
Endo Pharmaceuticals Holdings, Inc. (a)	120,278	3,834,463
Heska Corp. (a)	20,430	41,882
Hi-Tech Pharmacal Co., Inc. (a)	9,053	103,204
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	10,480
Immtech Pharmaceuticals, Inc. (a)	2,377	17,114
Inspire Pharmaceuticals, Inc. (a)	46,517	257,239
Interpharm Holdings, Inc. (a)(d)	2,260	2,870
Ista Pharmaceuticals, Inc. (a)(d)	7,132	50,423
Javelin Pharmaceuticals, Inc. (a)	36,213	193,377
KV Pharmaceutical Co. Class A (a)	35,773	977,676

	Shares	Value
Matrixx Initiatives, Inc. (a)	11,209	$ 238,079
Medicines Co. (a)	51,295	856,627
Medicis Pharmaceutical Corp. Class A (d)	47,246	1,442,893
MGI Pharma, Inc. (a)	70,773	1,668,120
MiddleBrook Pharmaceuticals, Inc. (a)(d)	4,491	9,566
Nastech Pharmaceutical Co., Inc. (a)(d)	27,713	383,548
NitroMed, Inc. (a)	19,202	43,397
Noven Pharmaceuticals, Inc. (a)	23,333	356,062
Nutrition 21, Inc. (a)(d)	16,280	19,536
Obagi Medical Products, Inc. (a)	7,000	111,580
Oxis International, Inc. (a)	5,100	663
Pain Therapeutics, Inc. (a)	34,510	323,704
Par Pharmaceutical Companies, Inc. (a)	32,153	719,906
Penwest Pharmaceuticals Co. (a)(d)	18,669	230,562
Perrigo Co.	70,464	1,459,309
Pharmos Corp. (a)	12,987	11,818
Pozen, Inc. (a)	22,220	221,978
Questcor Pharmaceuticals, Inc. (a)	47,623	27,145
Repros Therapeutics, Inc. (a)	15,715	167,993
Salix Pharmaceuticals Ltd. (a)(d)	45,480	523,930
Santarus, Inc. (a)(d)	45,220	112,146
Sciele Pharma, Inc. (a)(d)	30,021	692,885
SCOLR Pharma, Inc. (a)(d)	17,200	41,452
Sepracor, Inc. (a)	93,629	2,731,158
Somaxon Pharmaceuticals, Inc. (a)	7,756	95,709
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	236,595
SuperGen, Inc. (a)(d)	50,317	204,287
Valeant Pharmaceuticals International	83,751	1,320,753
ViroPharma, Inc. (a)	62,129	615,698
Vivus, Inc. (a)(d)	59,578	323,509
Warner Chilcott Ltd.	76,979	1,426,421
XenoPort, Inc. (a)(d)	19,956	828,773
Zila, Inc. (a)	11,602	13,922
		29,796,115
TOTAL HEALTH CARE		355,544,330
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
AAR Corp. (a)	33,085	1,038,869
AeroVironment, Inc.	8,625	170,430
Alliant Techsystems, Inc. (a)	28,674	3,019,659
American Science & Engineering, Inc.	9,514	687,387
Applied Signal Technology, Inc.	17,972	255,562
Argon ST, Inc. (a)	10,954	197,939
Ascent Solar Technologies, Inc. (a)(d)	22,936	201,837
Astronics Corp. (a)	8,502	267,133
BE Aerospace, Inc. (a)	82,321	3,208,049
Breeze-Eastern Corp. (a)	9,000	113,850
Ceradyne, Inc. (a)	22,346	1,615,169
CPI Aerostructures, Inc. (a)	1,677	14,338
Cubic Corp.	19,229	760,122
Curtiss-Wright Corp.	38,610	1,760,616
DRS Technologies, Inc.	34,290	1,799,539
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ducommun, Inc. (a)	6,348	$ 183,267
DynCorp International, Inc. Class A (a)	16,696	359,632
EDO Corp.	17,717	762,540
Esterline Technologies Corp. (a)	22,461	1,134,056
GenCorp, Inc. (non-vtg.) (a)(d)	61,833	707,370
Heico Corp. Class A	19,833	724,698
Herley Industries, Inc. (a)	12,228	176,695
Hexcel Corp. (a)	86,202	1,878,342
Innovative Solutions & Support, Inc. (a)	8,701	157,140
Ionatron, Inc. (d)	50,433	165,420
Irvine Sensors Corp. (a)	390	472
Ladish Co., Inc. (a)	14,096	739,758
LMI Aerospace, Inc. (a)	5,920	135,331
Moog, Inc. Class A (a)	35,483	1,510,511
MTC Technologies, Inc. (a)	6,932	138,363
Orbital Sciences Corp. (a)	53,836	1,182,239
Pemco Aviation Group, Inc. (a)	664	6,693
Spirit AeroSystems Holdings, Inc. Class A	86,608	3,096,236
Stanley, Inc.	13,971	302,612
Sypris Solutions, Inc.	8,306	67,445
Taser International, Inc. (a)(d)	59,232	847,610
Teledyne Technologies, Inc. (a)	28,846	1,439,704
The Allied Defense Group, Inc. (a)(d)	7,168	32,256
Todd Shipyards Corp.	6,043	140,137
Triumph Group, Inc.	15,006	1,098,589
TVI Corp. (a)	29,926	11,528
United Industrial Corp.	7,610	526,079
		32,635,222
Air Freight & Logistics - 0.4%
ABX Air, Inc. (a)	44,456	304,968
AirNet Systems, Inc. (a)	400	1,128
Atlas Air Worldwide Holdings, Inc. (a)	15,089	765,616
Dynamex, Inc. (a)	9,891	248,462
Expeditors International of Washington, Inc.	191,306	8,449,986
Forward Air Corp.	27,631	968,190
Hub Group, Inc. Class A (a)	36,585	1,220,841
Pacer International, Inc.	38,096	823,636
Park-Ohio Holdings Corp. (a)	8,657	238,500
UTI Worldwide, Inc.	74,455	1,656,624
		14,677,951
Airlines - 0.9%
AirTran Holdings, Inc. (a)	81,281	854,263
Alaska Air Group, Inc. (a)	33,865	840,529
Allegiant Travel Co.	14,299	414,671
AMR Corp.	199,103	4,880,015
Continental Airlines, Inc. Class B (a)(d)	83,357	2,772,454
Delta Air Lines, Inc. (a)	215,653	3,640,223
ExpressJet Holdings, Inc. Class A (a)	34,207	149,143
Frontier Airlines Holdings, Inc. (a)(d)	62,709	371,864

	Shares	Value
Hawaiian Holdings, Inc. (a)	24,994	$ 91,228
JetBlue Airways Corp. (a)(d)	137,970	1,313,474
MAIR Holdings, Inc. (a)	10,106	63,769
Mesa Air Group, Inc. (a)	31,372	176,938
Midwest Air Group, Inc. (a)(d)	21,526	349,367
Northwest Airlines Corp. (a)	245,913	4,569,064
Pinnacle Airlines Corp. (a)(d)	20,690	339,109
Republic Airways Holdings, Inc. (a)	35,185	669,922
SkyWest, Inc.	61,605	1,548,134
UAL Corp. (a)(d)	90,476	4,294,896
US Airways Group, Inc. (a)	59,762	1,849,634
		29,188,697
Building Products - 0.4%
Aaon, Inc.	14,629	306,331
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	15,341
American Woodmark Corp.	10,570	318,897
Ameron International Corp.	7,159	683,685
Apogee Enterprises, Inc.	23,597	593,936
Armstrong World Industries, Inc. (a)	15,282	641,844
Builders FirstSource, Inc. (a)	13,109	171,728
Gibraltar Industries, Inc.	23,536	470,249
Goodman Global, Inc. (a)	32,183	752,760
Griffon Corp. (a)	22,241	348,294
Insteel Industries, Inc.	17,667	333,906
Lennox International, Inc.	56,770	2,042,017
NCI Building Systems, Inc. (a)	19,180	889,760
Owens Corning (a)	77,483	1,933,976
PGT, Inc. (a)	16,670	173,701
Simpson Manufacturing Co. Ltd. (d)	33,985	1,121,505
Trex Co., Inc. (a)(d)	9,177	123,247
Universal Forest Products, Inc.	18,247	680,431
US Home Systems, Inc. (a)	9,441	75,056
USG Corp. (a)(d)	73,191	2,826,636
		14,503,300
Commercial Services & Supplies - 2.8%
A.T. Cross Co. Class A (a)	7,939	79,390
ABM Industries, Inc.	39,362	920,284
ACCO Brands Corp. (a)	43,322	982,110
Administaff, Inc.	23,121	797,675
Advisory Board Co. (a)	16,083	925,255
American Ecology Corp.	21,967	439,120
American Reprographics Co. (a)	34,197	835,433
Amrep Corp. (d)	2,187	73,483
Angelica Corp.	10,844	220,784
APAC Customer Services, Inc. (a)	13,380	39,203
Arrowhead Research Corp. (a)(d)	22,957	112,030
Barrett Business Services, Inc.	6,200	151,156
Bowne & Co., Inc.	22,482	381,070
Brady Corp. Class A	45,014	1,752,395
Casella Waste Systems, Inc. Class A (a)	29,398	328,376
CBIZ, Inc. (a)	60,148	451,110
CDI Corp.	10,663	304,962
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CECO Environmental Corp. (a)	10,861	$ 137,392
Cenveo, Inc. (a)	45,733	897,281
ChoicePoint, Inc. (a)	72,864	2,866,470
Clean Harbors, Inc. (a)	14,832	699,922
Comfort Systems USA, Inc.	42,341	616,062
Competitive Technologies, Inc. (a)	3,836	9,091
Comsys IT Partners, Inc. (a)	9,126	173,485
Consolidated Graphics, Inc. (a)	11,385	754,598
Copart, Inc. (a)	56,572	1,659,822
Cornell Companies, Inc. (a)	9,523	229,409
Corporate Executive Board Co.	34,304	2,333,701
Corrections Corp. of America (a)	108,580	2,786,163
CoStar Group, Inc. (a)(d)	16,629	915,094
Covanta Holding Corp. (a)	91,895	2,075,908
CRA International, Inc. (a)	12,297	610,669
Deluxe Corp.	43,383	1,649,422
Diamond Management & Technology Consultants, Inc.	25,988	261,699
Document Security Systems, Inc. (a)(d)	9,753	129,130
Dun & Bradstreet Corp.	58,645	5,720,820
Ennis, Inc.	22,496	489,288
Exponent, Inc. (a)	8,808	214,563
First Advantage Corp. Class A (a)	10,252	199,401
First Consulting Group, Inc. (a)	16,842	159,494
Food Technology Service, Inc. (a)	6,071	14,328
FTI Consulting, Inc. (a)	35,669	1,873,336
Fuel Tech, Inc. (a)(d)	17,173	499,734
G&K Services, Inc. Class A	19,453	810,217
GeoEye, Inc. (a)	20,442	481,614
GP Strategies Corp. (a)	14,690	163,500
Healthcare Services Group, Inc.	34,937	748,351
Heidrick & Struggles International, Inc. (a)	16,722	783,426
Herman Miller, Inc.	59,512	1,727,038
Hill International, Inc. (a)(d)	10,000	74,600
HNI Corp.	34,454	1,407,101
Hudson Highland Group, Inc. (a)	28,033	393,023
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	15,538	1,026,285
ICF International, Inc.	9,874	243,197
ICT Group, Inc. (a)	7,987	121,402
IHS, Inc. Class A (a)	25,810	1,302,631
IKON Office Solutions, Inc.	97,438	1,368,030
InnerWorkings, Inc. (d)	29,905	421,960
Innotrac Corp. (a)	3,181	7,221
Interface, Inc. Class A	47,313	853,527
Intersections, Inc. (a)	3,842	37,421
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	26,568	603,625
Kenexa Corp. (a)	20,075	557,884

	Shares	Value
Kforce, Inc. (a)	31,125	$ 473,723
Knoll, Inc.	40,570	771,236
Korn/Ferry International (a)	39,708	881,915
Labor Ready, Inc. (a)	41,139	858,982
Layne Christensen Co. (a)	13,334	658,300
Learning Tree International, Inc. (a)	4,772	71,914
LECG Corp. (a)	17,331	265,858
M&F Worldwide Corp. (a)	13,753	775,669
Mac-Gray Corp. (a)	3,487	49,202
Manpower, Inc.	74,434	5,229,733
McGrath RentCorp.	22,234	712,155
Medialink Worldwide, Inc. (a)(d)	9,153	37,070
Mine Safety Appliances Co.	26,004	1,246,112
Mobile Mini, Inc. (a)	32,900	796,509
Multi-Color Corp.	4,668	173,416
Navigant Consulting, Inc. (a)	45,819	808,705
Odyssey Marine Exploration, Inc. (a)(d)	41,200	252,968
On Assignment, Inc. (a)	26,914	284,750
PeopleSupport, Inc. (a)	22,685	285,377
Perma-Fix Environmental Services, Inc. (a)	8,161	21,382
PHH Corp. (a)	48,705	1,311,626
Pike Electric Corp. (a)	16,493	311,718
PRG-Schultz International, Inc. (a)	12,296	175,095
Protection One, Inc. (a)(d)	2,194	28,171
RCM Technologies, Inc. (a)	14,333	103,771
Republic Services, Inc.	151,573	4,712,405
Resources Connection, Inc.	40,441	1,213,230
Rollins, Inc.	31,671	841,182
RSC Holdings, Inc. (d)	19,798	367,451
Schawk, Inc. Class A	8,849	191,138
School Specialty, Inc. (a)	19,272	702,272
Sirva, Inc. (a)	9,936	10,433
Spherion Corp. (a)	59,543	526,360
Spherix, Inc. (a)	5,297	9,746
Standard Parking Corp. (a)	3,872	134,978
Standard Register Co.	23,184	296,523
Steelcase, Inc. Class A	58,356	1,029,400
Stericycle, Inc. (a)	77,710	3,877,729
Team, Inc. (a)	18,690	438,467
TeamStaff, Inc. (a)	6,456	5,940
Teletech Holdings, Inc. (a)	35,906	1,050,251
Tetra Tech, Inc. (a)	51,793	1,015,143
The Brink's Co.	39,844	2,285,452
The Geo Group, Inc. (a)	46,716	1,390,735
TRC Companies, Inc. (a)	3,649	40,869
TRM Corp. (a)	4,518	4,473
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	27,725	1,636,330
UTEK Corp. (d)	10,333	144,662
Viad Corp.	15,820	565,565
Volt Information Sciences, Inc. (a)	9,477	142,629
VSE Corp.	2,868	124,557
Waste Connections, Inc. (a)	64,678	1,967,505
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Industries USA, Inc.	10,457	$ 339,330
Waterlink, Inc. (a)	13,000	7
Watson Wyatt Worldwide, Inc. Class A	38,032	1,799,294
WCA Waste Corp. (a)	14,127	108,072
Westaff, Inc. (a)	6,445	27,069
		93,486,725
Construction & Engineering - 1.1%
AECOM Technology Corp.	34,384	923,898
EMCOR Group, Inc. (a)	53,844	1,688,009
Foster Wheeler Ltd. (a)	62,762	7,433,531
Furmanite Corp. (a)	6,501	52,918
Granite Construction, Inc.	30,674	1,669,893
Great Lakes Dredge & Dock Corp. (a)	12,000	106,440
Insituform Technologies, Inc. Class A (a)(d)	21,224	349,984
Integrated Electrical Services, Inc. (a)	10,323	241,145
Jacobs Engineering Group, Inc. (a)	101,938	6,737,082
KBR, Inc.	147,171	4,833,096
Michael Baker Corp. (a)	6,664	276,689
Modtech Holdings, Inc. (a)	5,824	6,814
Perini Corp. (a)	17,679	1,000,631
Quanta Services, Inc. (a)	130,775	3,697,009
Shaw Group, Inc. (a)	67,500	3,378,375
Sterling Construction Co., Inc. (a)	7,183	158,888
URS Corp. (a)	48,558	2,594,940
Washington Group International, Inc. (a)	24,931	2,111,656
		37,260,998
Electrical Equipment - 1.3%
A.O. Smith Corp.	19,474	938,647
Active Power, Inc. (a)	42,574	63,010
Acuity Brands, Inc.	39,353	2,067,607
American Superconductor Corp. (a)(d)	33,903	610,932
AMETEK, Inc.	89,032	3,560,390
AML Communications, Inc. (a)	4,959	4,711
AZZ, Inc. (a)	14,388	408,619
Baldor Electric Co.	35,538	1,479,802
Beacon Power Corp. (a)(d)	1,934	3,365
Belden, Inc.	40,134	1,950,914
BTU International, Inc. (a)	5,333	64,263
C&D Technologies, Inc. (a)	41,016	173,908
Capstone Turbine Corp. (a)(d)	73,813	81,194
Chase Corp.	10,862	189,433
Coleman Cable, Inc. (a)(d)	9,142	131,736
Digital Power Corp. (a)	4,959	7,042
Encore Wire Corp.	16,325	424,450
Energy Conversion Devices, Inc. (a)	34,512	894,206
Energy Focus, Inc. (a)	9,000	46,800
EnerSys (a)	28,340	511,820
Evergreen Solar, Inc. (a)(d)	82,418	739,289
EXX, Inc. Class A (a)	3,975	12,720

	Shares	Value
First Solar, Inc.	30,793	$ 3,194,466
Franklin Electric Co., Inc. (d)	16,674	688,303
FuelCell Energy, Inc. (d)	76,681	737,671
General Cable Corp. (a)	45,070	2,622,173
Genlyte Group, Inc. (a)	22,498	1,632,680
GrafTech International Ltd. (a)	93,120	1,563,485
Hoku Scientific, Inc. (a)(d)	35,507	322,759
Hubbell, Inc. Class B	51,302	2,779,542
II-VI, Inc. (a)	24,899	776,849
LaBarge, Inc. (a)	3,526	43,546
Lamson & Sessions Co. (a)	12,003	317,599
LSI Industries, Inc.	22,573	457,780
MagneTek, Inc. (a)	24,905	115,808
Medis Technologies Ltd. (a)(d)	17,535	184,994
Microfield Group, Inc. (a)(d)	20,770	15,162
Microvision, Inc. (a)(d)	55,975	268,120
Millennium Cell, Inc. (a)	10,760	6,671
Plug Power, Inc. (a)	58,171	157,062
Polypore International, Inc.	13,051	185,977
Powell Industries, Inc. (a)	3,555	119,164
Power-One, Inc. (a)(d)	77,604	338,353
Preformed Line Products Co.	2,387	116,963
Regal-Beloit Corp.	26,789	1,353,112
Roper Industries, Inc.	76,499	4,841,622
Satcon Technology Corp. (a)(d)	5,988	6,168
Sunpower Corp. Class A (a)(d)	20,583	1,406,436
Superior Essex, Inc. (a)	17,936	633,141
Technology Research Corp.	3,139	10,987
Thomas & Betts Corp. (a)	49,988	2,768,835
Ultralife Batteries, Inc. (a)	14,770	170,594
Universal Security Instruments, Inc. (a)	4,000	89,920
UQM Technologies, Inc. (a)	9,558	33,453
Valence Technology, Inc. (a)(d)	28,181	38,044
Vicor Corp.	14,143	166,746
Woodward Governor Co.	27,365	1,607,146
		44,136,189
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	54,319	2,674,124
McDermott International, Inc. (a)	98,090	9,415,659
Raven Industries, Inc.	17,290	704,568
Sequa Corp. Class A (a)	6,103	1,001,807
Standex International Corp.	13,917	348,343
Teleflex, Inc.	34,114	2,653,046
Tredegar Corp.	22,613	395,275
Walter Industries, Inc.	45,307	1,145,361
		18,338,183
Machinery - 2.9%
3D Systems Corp. (a)(d)	19,147	383,706
A.S.V., Inc. (a)(d)	19,924	282,921
Accuride Corp. (a)	25,655	332,745
Actuant Corp. Class A	23,927	1,459,308
AGCO Corp. (a)	80,025	3,457,080
Alamo Group, Inc.	3,665	93,458
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Albany International Corp. Class A	23,271	$ 906,173
Altra Holdings, Inc.	31,400	521,240
American Railcar Industries, Inc.	10,875	285,360
Ampco-Pittsburgh Corp.	7,482	318,209
Astec Industries, Inc. (a)	16,319	825,415
Axsys Technologies, Inc. (a)	6,806	161,915
Badger Meter, Inc.	12,727	399,501
Baldwin Technology Co., Inc. Class A (a)	3,555	18,344
Barnes Group, Inc.	36,936	1,162,007
Basin Water, Inc. (a)(d)	20,625	230,794
Blount International, Inc. (a)	30,055	411,754
Briggs & Stratton Corp. (d)	39,897	1,164,593
Bucyrus International, Inc. Class A	31,393	1,961,749
Cascade Corp.	10,800	794,988
Catalytica Energy Systems, Inc. (a)	8,234	7,164
Chart Industries, Inc.	21,905	591,216
CIRCOR International, Inc.	13,104	554,168
CLARCOR, Inc.	49,508	1,916,950
Columbus McKinnon Corp. (NY Shares) (a)	13,284	360,926
Commercial Vehicle Group, Inc. (a)	23,576	335,251
Crane Co.	47,614	2,132,631
Donaldson Co., Inc.	66,671	2,545,499
Dynamic Materials Corp.	11,531	495,718
Eastern Co.	7,453	158,451
EnPro Industries, Inc. (a)	20,407	852,809
ESCO Technologies, Inc. (a)(d)	21,495	706,541
Federal Signal Corp.	41,599	636,465
Flanders Corp. (a)	10,793	48,137
Flow International Corp. (a)(d)	32,121	263,713
Flowserve Corp.	50,669	3,618,273
Force Protection, Inc. (a)(d)	60,924	1,049,721
FreightCar America, Inc.	9,610	435,333
Gardner Denver, Inc. (a)	43,503	1,736,205
Gehl Co. (a)	7,751	184,319
Gorman-Rupp Co.	14,693	500,297
Graco, Inc.	57,249	2,313,432
Graham Corp.	4,038	146,579
Greenbrier Companies, Inc. (d)	15,064	442,580
Hardinge, Inc.	9,527	332,206
Harsco Corp.	71,218	3,963,282
Hirsch International Corp. Class A (a)	2,100	5,418
Hurco Companies, Inc. (a)	6,978	345,132
IDEX Corp.	71,626	2,755,452
Joy Global, Inc.	97,756	4,241,633
K-Tron International, Inc. (a)	2,734	244,693
Kadant, Inc. (a)	10,799	307,772
Kaydon Corp.	24,116	1,273,325
Kennametal, Inc.	34,518	2,784,222
Key Technology, Inc. (a)	2,697	72,145
L.B. Foster Co. Class A (a)	8,604	323,166

	Shares	Value
Lincoln Electric Holdings, Inc.	40,877	$ 2,940,691
Lindsay Corp.	9,496	384,873
Lydall, Inc. (a)	19,210	200,937
Manitowoc Co., Inc.	54,828	4,358,278
Met-Pro Corp.	6,581	100,163
MFRI, Inc. (a)	7,618	179,023
Middleby Corp. (a)	14,367	1,056,549
Milacron, Inc. (a)	1,345	8,541
Miller Industries, Inc. (a)	8,914	163,215
Mueller Industries, Inc.	32,321	1,119,599
Mueller Water Products, Inc.:
Class A (d)	42,960	530,986
Class B	56,545	619,168
NACCO Industries, Inc. Class A	5,002	592,587
Nordson Corp.	25,208	1,265,694
Omega Flex, Inc.	3,426	52,623
Oshkosh Truck Co.	63,939	3,701,429
Paragon Technologies, Inc. (a)	1,565	10,173
Pentair, Inc.	86,743	3,220,768
Portec Rail Products, Inc.	5,406	58,871
RBC Bearings, Inc. (a)	17,814	632,397
Robbins & Myers, Inc.	12,691	687,598
Spire Corp. (a)	200	1,860
SPX Corp.	56,618	5,098,451
Sun Hydraulics Corp.	15,960	441,932
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	306,481
Tennant Co.	17,405	731,358
The L.S. Starrett Co. Class A	5,190	85,272
Timken Co.	74,582	2,652,136
Titan International, Inc. (d)	23,935	693,636
Toro Co.	36,128	2,136,971
TriMas Corp.	13,518	165,731
Trinity Industries, Inc.	71,125	2,672,166
TurboChef Technologies, Inc. (a)	14,658	187,622
Twin Disc, Inc.	3,578	194,178
Valmont Industries, Inc.	15,590	1,390,316
Wabash National Corp.	25,195	329,803
Wabtec Corp.	43,865	1,643,622
Watts Water Technologies, Inc. Class A	25,624	907,602
Xerium Technologies, Inc.	21,467	116,136
		95,491,520
Marine - 0.3%
Alexander & Baldwin, Inc.	39,208	2,035,287
American Commercial Lines, Inc. (a)	40,386	1,043,170
Eagle Bulk Shipping, Inc. (d)	30,292	798,497
Excel Maritime Carriers Ltd.	14,221	611,930
Genco Shipping & Trading Ltd.	19,364	1,086,320
Horizon Lines, Inc. Class A	23,616	666,207
International Shipholding Corp. (a)	4,464	94,726
Kirby Corp. (a)	43,637	1,670,424
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
OceanFreight, Inc.	10,013	$ 214,178
TBS International Ltd. Class A (a)	9,962	363,713
		8,584,452
Road & Rail - 0.8%
AMERCO (a)(d)	7,255	457,355
Arkansas Best Corp.	21,525	772,748
Avis Budget Group, Inc. (a)	88,625	2,056,986
Celadon Group, Inc. (a)	27,289	425,708
Con-way, Inc.	42,610	2,065,733
Covenant Transportn Group, Inc. Class A (a)	4,491	28,383
Dollar Thrifty Automotive Group, Inc. (a)	20,712	610,590
Frozen Food Express Industries, Inc.	4,026	30,638
Genesee & Wyoming, Inc. Class A (a)	38,427	1,052,131
Heartland Express, Inc. (d)	66,575	1,036,573
Hertz Global Holdings, Inc.	121,142	2,678,450
J.B. Hunt Transport Services, Inc.	88,505	2,546,289
Kansas City Southern (a)	65,295	1,984,315
Knight Transportation, Inc.	47,474	873,047
Laidlaw International, Inc.	68,874	2,387,173
Landstar System, Inc.	48,269	2,076,050
Marten Transport Ltd. (a)	18,360	287,518
Old Dominion Freight Lines, Inc. (a)	30,609	881,539
P.A.M. Transportation Services, Inc. (a)	12,026	225,006
Patriot Transportation Holding, Inc. (a)	534	49,128
Quality Distribution, Inc. (a)	6,526	63,302
Saia, Inc. (a)	10,643	199,982
U.S. Xpress Enterprises, Inc. Class A (a)	6,026	107,082
Universal Truckload Services, Inc. (a)	5,000	102,800
USA Truck, Inc. (a)	4,594	73,688
Werner Enterprises, Inc.	50,060	931,617
YRC Worldwide, Inc. (a)	51,688	1,592,507
		25,596,338
Trading Companies & Distributors - 0.7%
Aceto Corp.	20,271	176,358
Aircastle Ltd.	24,508	845,281
Applied Industrial Technologies, Inc.	35,142	1,123,841
Beacon Roofing Supply, Inc. (a)(d)	40,814	475,483
BlueLinx Corp.	14,464	117,882
Electro Rent Corp.	14,337	208,317
Empire Resources, Inc. (d)	3,903	26,345
Fastenal Co. (d)	127,510	5,815,731
GATX Corp.	40,734	1,776,002
H&E Equipment Services, Inc. (a)	13,420	275,915
Houston Wire & Cable Co. (d)	15,402	284,475
Huttig Building Products, Inc. (a)	6,924	41,613
Interline Brands, Inc. (a)	28,956	701,893
Kaman Corp.	23,582	776,084
Lawson Products, Inc.	2,516	91,884
MSC Industrial Direct Co., Inc. Class A	39,738	2,058,428

	Shares	Value
NuCo2, Inc. (a)	17,247	$ 453,424
Rush Enterprises, Inc. Class A (a)	25,209	639,300
TAL International Group, Inc.	13,278	333,012
TransDigm Group, Inc. (a)	22,172	901,292
UAP Holding Corp.	37,664	1,126,530
United Rentals, Inc. (a)	65,535	2,136,441
Watsco, Inc.	21,929	1,055,223
WESCO International, Inc. (a)	40,932	1,947,954
Williams Scotsman International, Inc. (a)	24,843	678,462
Willis Lease Finance Corp. (a)	2,246	28,973
		24,096,143
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	29,774	1,204,358
Quixote Corp.	10,799	211,120
		1,415,478
TOTAL INDUSTRIALS		439,411,196
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.5%
3Com Corp. (a)	367,515	1,378,181
ACE*COMM Corp. (a)	4,585	3,530
Acme Packet, Inc.	19,434	291,121
ADC Telecommunications, Inc. (a)	102,300	1,872,090
Adtran, Inc.	53,503	1,430,135
Airspan Networks, Inc. (a)(d)	55,386	137,911
Alliance Fiber Optic Products, Inc. (a)	23,499	43,708
AltiGen Communications, Inc. (a)	1,965	3,046
Anaren, Inc. (a)	13,340	187,961
Andrew Corp. (a)	139,794	1,968,300
Arris Group, Inc. (a)	92,971	1,411,300
Avanex Corp. (a)	199,217	342,653
Avici Systems, Inc.	20,518	198,409
Avocent Corp. (a)	39,482	1,165,509
Aware, Inc. (a)	10,854	51,774
Bel Fuse, Inc. Class B (non-vtg.)	8,174	257,481
BigBand Networks, Inc.	10,200	103,020
Black Box Corp.	18,367	752,129
Blue Coat Systems, Inc. (a)	13,806	1,151,558
Bookham, Inc. (a)(d)	57,200	148,720
C-COR, Inc. (a)	39,930	459,594
Carrier Access Corp. (a)	8,499	34,676
Comarco, Inc.	2,807	16,337
CommScope, Inc. (a)	53,554	3,031,156
Communications Systems, Inc.	2,049	22,621
Comtech Telecommunications Corp. (a)	21,525	916,104
Digi International, Inc. (a)	20,366	288,179
Ditech Networks, Inc. (a)	24,840	127,429
Dycom Industries, Inc. (a)	35,403	1,045,451
EFJ, Inc. (a)	12,549	70,525
EMS Technologies, Inc. (a)	13,418	329,278
Endwave Corp. (a)(d)	18,064	189,672
Entrada Networks, Inc. (a)	292	1
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
eOn Communications Corp. (a)	3,013	$ 2,260
Extreme Networks, Inc. (a)	110,073	380,853
Ezenia!, Inc. (a)	2,900	3,016
F5 Networks, Inc. (a)	72,208	2,525,114
Finisar Corp. (a)(d)	237,565	897,996
Foundry Networks, Inc. (a)	114,230	2,112,113
Globecomm Systems, Inc. (a)	18,319	253,901
Harmonic, Inc. (a)	58,676	585,000
Harris Corp.	112,885	6,866,795
Harris Stratex Networks, Inc. (a)	25,381	434,269
Hughes Communications, Inc. (a)	2,184	111,384
Infinera Corp.	14,259	274,628
InterDigital, Inc. (a)	46,613	1,077,226
ISCO International, Inc. (a)	19,929	4,185
Ixia (a)	25,559	232,587
KVH Industries, Inc. (a)	19,517	187,558
Lantronix, Inc. (a)	17,964	24,072
Loral Space & Communications Ltd. (a)	12,027	482,042
MasTec, Inc. (a)	45,917	678,653
MRV Communications, Inc. (a)(d)	91,561	230,734
NETGEAR, Inc. (a)	30,136	845,616
Network Engines, Inc. (a)	9,093	15,913
Network Equipment Technologies, Inc. (a)	26,253	279,857
Nextwave Wireless, Inc. (a)(d)	46,937	310,254
NMS Communications Corp. (a)	36,033	52,248
NumereX Corp. Class A (a)	4,959	40,664
Occam Networks, Inc. (a)	8,924	80,316
Oplink Communications, Inc. (a)	24,767	322,714
Opnext, Inc.	21,452	257,639
Optelecom Nkf, Inc. (a)	1,053	6,802
Optical Cable Corp. (a)	1,228	5,747
Optical Cable Corp. warrants 10/24/07 (a)	1,083	206
Optical Communication Products, Inc. (a)	7,672	12,352
Optium Corp. (d)	14,784	117,533
ORBCOMM, Inc. (d)	31,095	251,559
Packeteer, Inc. (a)(d)	33,076	243,770
Parkervision, Inc. (a)(d)	17,166	228,308
PC-Tel, Inc. (a)	22,837	176,987
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	0
Performance Technologies, Inc. (a)	4,304	20,659
Plantronics, Inc.	44,599	1,266,612
Polycom, Inc. (a)	81,297	2,464,112
Powerwave Technologies, Inc. (a)	88,261	604,588
Radyne Corp. (a)	20,583	216,739
Riverbed Technology, Inc.	23,416	1,039,670
SCM Microsystems, Inc. (a)	4,117	11,816
SeaChange International, Inc. (a)	31,672	230,572
ShoreTel, Inc.	12,518	167,240
Sirenza Microdevices, Inc. (a)	33,336	521,375

	Shares	Value
Sonus Networks, Inc. (a)	227,117	$ 1,312,736
Starent Networks Corp.	14,717	305,672
Sycamore Networks, Inc. (a)	185,978	734,613
Symmetricom, Inc. (a)	44,266	220,887
Tekelec (a)	62,915	773,855
Telkonet, Inc. (a)(d)	34,540	51,810
Telular Corp. (a)	4,093	22,921
Terabeam, Inc. (a)	2,250	4,253
Tollgrade Communications, Inc. (a)	15,734	160,172
UTStarcom, Inc. (a)(d)	98,847	300,495
Veramark Technologies, Inc. (a)	1,700	1,530
ViaSat, Inc. (a)	25,078	765,381
Vyyo, Inc. (a)(d)	7,423	43,128
Wegener Corp. (a)	11,602	12,066
Westell Technologies, Inc. Class A (a)	93,476	191,626
WJ Communications, Inc. (a)	17,073	26,292
Zhone Technologies, Inc. (a)(d)	173,196	213,031
		51,726,281
Computers & Peripherals - 1.1%
ActivIdentity Corp. (a)	30,377	150,062
Adaptec, Inc. (a)	97,213	362,604
Ampex Corp. Class A (a)	1,884	13,282
Avid Technology, Inc. (a)(d)	39,194	1,208,351
Brocade Communications Systems, Inc. (a)	369,633	2,587,431
Concurrent Computer Corp. (a)	79,110	107,590
CopyTele, Inc. (a)	16,655	14,640
Cray, Inc. (a)	29,711	209,760
Datalink Corp. (a)	2,058	9,878
Dataram Corp.	3,649	13,684
Diebold, Inc.	58,334	2,559,113
Dot Hill Systems Corp. (a)	30,475	94,473
Electronics for Imaging, Inc. (a)	53,247	1,388,682
Emulex Corp. (a)(d)	74,136	1,448,617
FOCUS Enhancements, Inc. (a)(d)	7,672	6,982
Gateway, Inc. (a)	202,907	373,349
Hauppauge Digital, Inc. (a)	4,117	15,645
HEI, Inc. (a)	3,368	2,492
Hutchinson Technology, Inc. (a)	21,473	494,094
Hypercom Corp. (a)	60,574	294,995
Imation Corp.	31,408	913,659
Immersion Corp. (a)(d)	32,589	488,509
InFocus Corp. (a)	16,952	29,836
Innovex, Inc. (a)	4,552	5,644
Intermec, Inc. (a)	45,598	1,119,431
Interphase Corp. (a)	2,203	20,862
Intevac, Inc. (a)	13,428	219,414
Iomega Corp. (a)	46,398	246,837
Isilon Systems, Inc. (d)	26,704	268,375
Komag, Inc. (a)	23,613	758,922
LaserCard Corp. (a)(d)	11,480	129,035
Mobility Electronics, Inc. (a)	18,109	66,098
Neoware, Inc. (a)	14,217	228,041
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	33,008	$ 753,903
Overland Storage, Inc. (a)	6,049	12,461
Palm, Inc.	79,424	1,192,154
Presstek, Inc. (a)(d)	19,299	121,970
Printronix, Inc.	1,310	18,052
Qualstar Corp. (a)	2,735	10,393
Quantum Corp. (a)	171,906	551,818
Rackable Systems, Inc. (a)(d)	33,538	460,141
Rimage Corp. (a)	10,658	267,942
Seagate Technology	491,602	12,693,164
Silicon Graphics, Inc. (a)	8,036	195,918
Socket Communications, Inc. (a)	8,047	7,081
STEC, Inc. (a)	16,223	122,159
Stratasys, Inc. (a)	17,412	437,912
Super Micro Computer, Inc.	10,000	83,400
Synaptics, Inc. (a)	24,420	1,057,386
Transact Technologies, Inc. (a)	2,830	18,367
ViewCast.com, Inc. (a)	10,386	4,674
Western Digital Corp. (a)	197,654	4,617,197
Zoom Technologies, Inc. (a)	5,240	4,978
		38,481,457
Electronic Equipment & Instruments - 2.3%
Acacia Research Corp. - Acacia Technologies (a)	28,810	431,574
Advanced Photonix, Inc. Class A (a)(d)	11,134	20,041
Aetrium, Inc. (a)	100	427
Agilysys, Inc.	23,755	405,260
Allied Motion Technologies, Inc. (a)	3,555	16,744
American Technical Ceramics Corp. (a)	2,713	66,577
American Technology Corp. (a)(d)	2,713	8,437
Amphenol Corp. Class A	154,881	5,592,753
Anixter International, Inc. (a)	28,729	2,205,525
APA Enterprises, Inc. (a)	3,836	3,683
Arrow Electronics, Inc. (a)	107,097	4,493,790
Avnet, Inc. (a)	133,880	5,262,823
AVX Corp.	47,849	752,186
Axcess, Inc. (a)	6,529	10,120
Bell Industries, Inc. (a)	7,298	15,326
Bell Microproducts, Inc. (a)	21,017	144,177
Benchmark Electronics, Inc. (a)	61,994	1,554,810
Brightpoint, Inc. (a)	43,183	503,082
CalAmp Corp. (a)	25,303	95,645
Cash Technologies, Inc. (a)	2,900	1,885
CDW Corp. (a)	54,822	4,718,530
Checkpoint Systems, Inc. (a)	37,743	1,051,143
Chyron Corp. (a)(d)	7,000	8,750
Cogent, Inc. (a)(d)	32,677	468,915
Cognex Corp.	38,437	709,163
Coherent, Inc. (a)	25,857	778,037
Comverge, Inc.	5,062	139,762
CPI International, Inc. (a)	8,558	165,683

	Shares	Value
CTS Corp.	33,602	$ 436,490
CyberOptics Corp. (a)	11,204	145,764
Daktronics, Inc. (d)	35,884	986,810
Daystar Technologies, Inc. (a)(d)	55,291	229,458
DDi Corp. (a)	20,393	134,798
Digital Angel Corp. (a)(d)	7,990	12,145
Dolby Laboratories, Inc. Class A (a)	40,316	1,468,712
DTS, Inc. (a)	18,680	488,295
Dynabazaar, Inc. (a)	5,600	1,456
Echelon Corp. (a)(d)	36,963	1,034,594
Electro Scientific Industries, Inc. (a)	32,818	777,458
En Pointe Technologies, Inc. (a)	2,994	8,832
Excel Technology, Inc. (a)	13,164	358,324
FARO Technologies, Inc. (a)	11,945	480,308
FLIR Systems, Inc. (a)	58,411	2,876,158
Frequency Electronics, Inc.	1,170	11,548
Gerber Scientific, Inc. (a)	18,124	185,409
Giga-Tronics, Inc. (a)	4,585	10,591
GTSI Corp. (a)	3,743	39,451
I. D. Systems Inc. (a)(d)	11,645	136,363
Ingram Micro, Inc. Class A (a)	128,270	2,519,223
InPlay Technologies, Inc. (a)	4,023	6,437
Insight Enterprises, Inc. (a)	43,665	1,035,734
Intelli-Check, Inc. (a)	1,429	5,930
IPG Photonics Corp.	19,950	368,477
Iteris, Inc. (a)	4,304	9,469
Itron, Inc. (a)	26,917	2,285,253
Jaco Electronics, Inc. (a)	3,836	7,749
Keithley Instruments, Inc.	19,213	192,130
KEMET Corp. (a)	65,753	453,696
L-1 Identity Solutions, Inc. (d)	56,896	935,939
LeCroy Corp. (a)	12,897	96,341
LightPath Technologies, Inc. Class A (a)	1,150	4,865
Littelfuse, Inc. (a)	20,342	679,423
LoJack Corp. (a)	17,896	340,740
Lumera Corp. (a)(d)	13,075	44,455
Maxwell Technologies, Inc. (a)(d)	22,337	275,639
MDI, Inc. (a)(d)	7,859	6,995
Measurement Specialties, Inc. (a)	15,913	383,981
Mechanical Technology, Inc. (a)	9,637	11,179
Mercury Computer Systems, Inc. (a)	28,979	331,520
Merix Corp. (a)	15,740	92,709
Mesa Laboratories, Inc.	4,207	92,638
Methode Electronics, Inc. Class A	31,984	461,849
Mettler-Toledo International, Inc. (a)	33,171	3,128,357
Micronetics, Inc. (a)	3,743	36,494
MTS Systems Corp.	14,636	616,468
Multi-Fineline Electronix, Inc. (a)	6,965	88,386
Napco Security Systems, Inc. (a)(d)	17,472	107,453
National Instruments Corp.	54,468	1,719,555
NetList, Inc. (a)	15,000	30,600
Newport Corp. (a)	32,507	448,922
NU Horizons Electronics Corp. (a)	14,521	134,755
OSI Systems, Inc. (a)	13,701	341,292
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
OYO Geospace Corp. (a)	5,097	$ 385,231
Par Technology Corp. (a)	6,450	53,084
Park Electrochemical Corp.	16,110	476,212
PC Connection, Inc. (a)	13,930	179,140
Perceptron, Inc. (a)	2,600	32,110
Photon Dynamics, Inc. (a)	24,728	205,737
Planar Systems, Inc. (a)	18,106	114,249
Plexus Corp. (a)	45,355	1,078,088
RadiSys Corp. (a)	24,357	266,222
RAE Systems, Inc. (a)(d)	46,052	121,577
Research Frontiers, Inc. (a)(d)	22,011	257,749
RF Industries Ltd.	2,339	13,402
RF Monolithics, Inc. (a)	3,462	16,860
Richardson Electronics Ltd.	33,307	240,810
Rofin-Sinar Technologies, Inc. (a)	14,405	1,003,596
Rogers Corp. (a)	14,684	604,834
Sanmina-SCI Corp. (a)	466,500	1,068,285
ScanSource, Inc. (a)	23,128	640,646
Sigmatron International, Inc. (a)	762	6,911
Smart Modular Tech WWH, Inc. (a)	33,557	367,449
Spatializer Audio Labs, Inc. (a)	12,700	565
Spectrum Control, Inc. (a)	14,200	206,326
Staktek Holdings, Inc. (a)	7,258	20,613
StockerYale, Inc. (a)	2,400	3,120
Suntron Corp. (a)	13,394	14,599
SYNNEX Corp. (a)	18,111	360,771
Tech Data Corp. (a)	62,236	2,426,582
Technitrol, Inc.	35,695	981,613
Tessco Technologies, Inc. (a)	4,000	61,040
Trimble Navigation Ltd. (a)	105,169	3,713,517
TTM Technologies, Inc. (a)	43,404	506,959
Universal Display Corp. (a)(d)	34,146	503,995
Vicon Industries, Inc. (a)	18,575	254,478
Vishay Intertechnology, Inc. (a)	143,393	1,897,089
X-Rite, Inc.	27,571	394,265
Zones, Inc. (a)	3,275	32,685
Zygo Corp. (a)	17,642	226,700
		75,479,574
Internet Software & Services - 0.9%
Access Integrated Technologies, Inc. Class A (a)(d)	12,538	77,861
Answers Corp. (a)(d)	6,496	46,641
Ariba, Inc. (a)(d)	60,736	534,477
Art Technology Group, Inc. (a)	80,342	249,864
Autobytel, Inc. (a)	47,104	153,088
Bankrate, Inc. (a)(d)	12,873	503,720
Chordiant Software, Inc. (a)	23,568	352,106
CMGI, Inc. (a)	427,604	667,062
CNET Networks, Inc. (a)	122,663	897,893
Communication Intelligence Corp. (a)	7,900	2,054
CyberSource Corp. (a)(d)	34,792	424,114

	Shares	Value
DealerTrack Holdings, Inc. (a)	29,443	$ 1,124,723
deltathree, Inc. (a)	4,398	3,738
Digital River, Inc. (a)	34,828	1,614,626
DivX, Inc.	13,459	187,618
EarthLink, Inc. (a)	111,671	850,933
EasyLink Services International Corp. (a)	3,400	13,056
EDGAR Online, Inc. (a)	3,836	10,165
eGain Communications Corp. (a)	1,156	1,098
Entrust, Inc. (a)	55,731	122,608
Equinix, Inc. (a)	23,948	2,119,637
Firstwave Technologies, Inc. (a)	1,123	1,729
Goldleaf Financial Solutions, Inc. (a)	12,407	45,410
Greenfield Online, Inc. (a)	15,076	217,697
I-Many, Inc. (a)	9,263	23,065
iBasis, Inc. (a)	25,502	246,604
iMergent, Inc. (d)	8,356	158,346
InfoSpace, Inc.	29,787	417,316
Innodata Isogen, Inc. (a)	7,485	28,593
InsWeb Corp. (a)	283	2,001
Internap Network Services Corp. (a)(d)	52,295	733,699
Internet America, Inc. (a)	6,082	3,041
Internet Capital Group, Inc. (a)	40,804	463,533
Interwoven, Inc. (a)	29,600	385,688
iPass, Inc. (a)(d)	58,644	263,898
j2 Global Communications, Inc. (a)(d)	42,678	1,451,052
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	31,939	196,105
Keynote Systems, Inc. (a)	14,393	198,623
Kintera, Inc. (a)	6,752	12,154
Limelight Networks, Inc.	9,000	74,070
Liquidity Services, Inc. (a)	19,229	211,519
LivePerson, Inc. (a)	43,962	253,221
LookSmart Ltd. (a)	5,164	13,530
LoopNet, Inc. (a)	19,206	366,066
Marchex, Inc. Class B (d)	28,914	263,696
MIVA, Inc. (a)	33,689	151,601
NaviSite, Inc. (a)	8,077	63,970
Neomedia Technologies, Inc. (a)	5,500	121
NEON Communications Group, Inc. (a)	62,474	299,875
NIC, Inc.	30,079	203,033
Omniture, Inc. (a)(d)	32,553	807,640
On2.Com, Inc. (a)(d)	162,348	241,899
Online Resources Corp. (a)	30,274	386,296
Onstream Media Corp. (a)	1,100	1,419
Onvia.com, Inc. (a)	1,133	9,404
Openwave Systems, Inc.	93,277	421,612
Optio Software, Inc. (a)	3,200	5,184
Perficient, Inc. (a)	23,093	538,529
PlanetOut, Inc. (a)	12,610	16,771
RealNetworks, Inc. (a)	101,380	631,597
S1 Corp. (a)	55,793	435,185
Saba Software, Inc. (a)	24,380	112,148
SAVVIS, Inc. (a)	25,609	1,017,446
Selectica, Inc. (a)	7,017	12,420
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	65,928	$ 565,662
Supportsoft, Inc. (a)	35,140	189,405
Switch & Data Facilities Co., Inc.	9,194	158,872
TechTarget, Inc.	6,000	78,120
Terremark Worldwide, Inc. (a)(d)	39,407	266,391
The Knot, Inc. (a)	20,725	434,189
The Sedona Corp. (a)	8,300	1,992
TheStreet.com, Inc.	12,520	127,954
Think Partnership, Inc. (a)	31,103	46,032
Travelzoo, Inc. (a)	7,829	150,865
Tumbleweed Communications Corp. (a)	69,582	155,168
United Online, Inc.	60,721	872,561
US Dataworks, Inc. (a)	4,512	2,121
ValueClick, Inc. (a)	82,607	1,655,444
VCampus Corp. (a)	380	11
Vignette Corp. (a)	26,195	511,064
VistaPrint Ltd. (a)	35,802	1,177,170
Visual Sciences, Inc. (a)	19,465	358,740
Vocus, Inc. (a)	16,061	401,525
Web.com, Inc. (a)	4,656	27,564
WebMD Health Corp. Class A (a)(d)	9,120	497,040
Websense, Inc. (a)	43,751	899,958
Website Pros, Inc. (a)	16,429	143,589
WorldGate Communications, Inc. (a)	10,573	4,865
Zix Corp. (a)(d)	12,791	22,256
		30,092,446
IT Services - 2.6%
Accenture Ltd. Class A	517,647	21,332,233
Acxiom Corp.	63,294	1,550,703
Alliance Data Systems Corp. (a)	58,086	4,556,847
Analysts International Corp. (a)	9,684	16,172
Answerthink, Inc. (a)	44,735	146,283
Applied Digital Solutions, Inc. (a)	41,642	50,387
Authorize.Net Holdings, Inc. (a)	25,032	455,582
BearingPoint, Inc. (a)	199,355	1,170,214
Broadridge Financial Solutions, Inc.	123,952	2,252,208
CACI International, Inc. Class A (a)	27,719	1,414,223
Cass Information Systems, Inc.	4,500	152,145
Ceridian Corp. (a)	124,206	4,254,056
CheckFree Corp. (a)(d)	65,128	3,010,867
Ciber, Inc. (a)	44,222	350,680
Computer Task Group, Inc. (a)	11,529	52,342
CSG Systems International, Inc. (a)	42,838	990,415
CSP, Inc. (a)	3,555	26,520
Direct Insite Corp. (a)	53	101
DST Systems, Inc. (a)	44,937	3,435,883
Edgewater Technology, Inc. (a)	4,972	43,604
eFunds Corp. (a)	40,782	1,479,571
Electronic Clearing House, Inc. (a)	10,439	105,643
eLoyalty Corp. (a)	4,735	72,919
Enherent Corp. (a)	8,200	1,066

	Shares	Value
ePresence, Inc. (a)	5,520	$ 0
Euronet Worldwide, Inc. (a)	43,979	1,190,951
ExlService Holdings, Inc.	14,112	268,128
Forrester Research, Inc. (a)	15,786	401,122
Gartner, Inc. Class A (a)	58,810	1,300,289
Genpact Ltd. (d)	32,000	528,640
Gevity HR, Inc.	18,970	218,534
Global Cash Access Holdings, Inc. (a)	43,141	478,865
Global Payments, Inc.	71,615	2,827,360
Heartland Payment Systems, Inc. (d)	13,322	396,729
Hewitt Associates, Inc. Class A (a)	86,173	2,897,998
iGate Corp. (a)	37,687	312,425
Infocrossing, Inc. (a)(d)	23,910	443,770
infoUSA, Inc.	35,867	363,691
Integral Systems, Inc.	10,707	258,895
Iron Mountain, Inc. (a)	157,944	4,463,497
Lionbridge Technologies, Inc. (a)	47,040	192,864
ManTech International Corp. Class A (a)	16,498	589,968
Mastercard, Inc. Class A	54,655	7,487,188
Maximus, Inc.	16,744	716,308
MoneyGram International, Inc.	72,933	1,551,285
MPS Group, Inc. (a)	95,492	1,313,970
MTM Technologies, Inc. (a)	1,200	1,332
NCI, Inc. Class A (a)	6,000	101,220
New Century Equity Holdings Corp.	5,500	1,320
Perot Systems Corp. Class A (a)	75,185	1,175,142
PFSweb, Inc. (a)	13,371	19,388
Rainmaker Systems, Inc. (a)	15,480	136,534
RightNow Technologies, Inc. (a)	14,199	208,015
Safeguard Scientifics, Inc. (a)	102,664	220,728
SAIC, Inc.	84,122	1,540,274
Sapient Corp. (a)	63,204	407,034
SI International, Inc. (a)	11,360	350,115
SM&A (a)	4,117	25,978
SRA International, Inc. Class A (a)	38,343	1,081,656
StarTek, Inc.	4,563	47,136
Storage Engine, Inc. (a)	500	1
Sykes Enterprises, Inc. (a)	26,363	434,726
Syntel, Inc.	13,822	477,827
Technology Solutions Co. (a)	479	2,203
TechTeam Global, Inc. (a)	6,114	72,695
The Management Network Group, Inc. (a)	14,649	34,425
TNS, Inc.	18,791	280,550
Total System Services, Inc. (d)	31,697	879,275
TSR, Inc.	4,079	16,520
VeriFone Holdings, Inc. (a)	56,497	2,088,129
WidePoint Corp. (a)	5,600	4,480
WPCS International, Inc. (a)	8,000	88,400
Wright Express Corp. (a)	36,836	1,358,880
Zanett, Inc. (a)	5,579	3,515
		86,180,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	61,764	$ 2,242,033
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)(d)	9,978	12,572
Actel Corp. (a)	31,263	351,709
Advanced Analogic Technologies, Inc. (a)	48,433	440,256
Advanced Energy Industries, Inc. (a)	32,839	532,977
AMIS Holdings, Inc. (a)	62,731	650,520
Amkor Technology, Inc. (a)	91,404	1,052,974
Amtech Systems, Inc. (a)	4,491	49,626
ANADIGICS, Inc. (a)(d)	56,555	930,895
Applied Micro Circuits Corp. (a)	243,691	694,519
Asyst Technologies, Inc. (a)	35,628	209,136
Atheros Communications, Inc. (a)	45,609	1,364,165
Atmel Corp. (a)	407,468	2,159,580
ATMI, Inc. (a)	31,888	961,742
Axcelis Technologies, Inc. (a)	97,665	460,002
AXT, Inc. (a)	6,269	28,900
Brooks Automation, Inc. (a)	68,568	970,237
Cabot Microelectronics Corp. (a)(d)	20,422	852,006
California Micro Devices Corp. (a)	27,193	106,868
Catalyst Semiconductor, Inc. (a)	7,298	38,315
Cavium Networks, Inc. (d)	6,642	186,242
Centillium Communications, Inc. (a)	84,859	125,591
Ceva, Inc. (a)	16,486	143,758
Cirrus Logic, Inc. (a)	75,191	512,051
Cohu, Inc.	26,971	533,756
Conexant Systems, Inc. (a)	419,658	470,017
Credence Systems Corp. (a)	83,523	245,558
Cree, Inc. (a)(d)	77,116	2,051,286
Cymer, Inc. (a)	33,055	1,310,300
Cypress Semiconductor Corp. (a)	133,280	3,337,331
Diodes, Inc. (a)(d)	27,235	825,493
DSP Group, Inc. (a)	40,671	708,896
Eagle Test Systems, Inc. (a)	15,535	186,420
Electroglas, Inc. (a)	6,456	14,526
EMCORE Corp. (a)(d)	28,611	268,943
Entegris, Inc. (a)(d)	116,636	1,101,044
ESS Technology, Inc. (a)	12,644	17,322
Exar Corp. (a)	42,807	571,045
Fairchild Semiconductor International, Inc. (a)	106,176	1,991,862
FEI Co. (a)	30,520	855,476
FormFactor, Inc. (a)	36,323	1,647,611
FSI International, Inc. (a)	31,373	81,570
Genesis Microchip, Inc. (a)	29,121	231,803
Hi/fn, Inc. (a)	3,346	27,303
Hittite Microwave Corp. (a)	13,967	591,782
Ibis Technology Corp. (a)	5,001	5,701
Ikanos Communications, Inc. (a)	35,716	208,939
Integrated Device Technology, Inc. (a)	164,455	2,572,076
Integrated Silicon Solution, Inc. (a)	45,730	283,526

	Shares	Value
International Rectifier Corp. (a)	62,301	$ 2,143,777
Intersil Corp. Class A	123,570	4,117,352
IXYS Corp. (a)	22,486	229,357
Kopin Corp. (a)	52,672	193,306
Kulicke & Soffa Industries, Inc. (a)(d)	55,666	475,388
Lam Research Corp. (a)	121,501	6,516,099
Lattice Semiconductor Corp. (a)	91,737	457,768
Leadis Technology, Inc. (a)	36,160	118,966
Logic Devices, Inc. (a)	8,982	18,683
LogicVision, Inc. (a)	5,047	4,038
LTX Corp. (a)	55,917	228,141
Marvell Technology Group Ltd. (a)	399,705	6,623,112
Mattson Technology, Inc. (a)	40,710	428,676
Micrel, Inc.	45,500	498,225
Micro Component Technology, Inc. (a)	6,643	1,993
Microchip Technology, Inc.	191,930	7,393,144
Microsemi Corp. (a)	58,893	1,493,526
Microtune, Inc. (a)	62,874	374,100
Mindspeed Technologies, Inc. (a)(d)	73,473	124,904
MIPS Technologies, Inc. (a)	34,478	269,618
MKS Instruments, Inc. (a)	48,188	1,062,064
Monolithic Power Systems, Inc. (a)	21,668	443,761
MoSys, Inc. (a)	21,647	141,788
Nanometrics, Inc. (a)	3,555	26,982
NeoMagic Corp. (a)(d)	2,507	9,978
Netlogic Microsystems, Inc. (a)(d)	13,596	398,771
Nextest Systems Corp. (a)	6,129	68,829
NVE Corp. (a)(d)	3,977	138,996
Omnivision Technologies, Inc. (a)	50,503	1,053,998
ON Semiconductor Corp. (a)(d)	266,214	3,120,028
PDF Solutions, Inc. (a)	29,912	291,941
Pericom Semiconductor Corp. (a)	29,067	334,852
Photronics, Inc. (a)	29,739	344,378
Pixelworks, Inc. (a)	25,246	27,771
PLX Technology, Inc. (a)	18,777	203,167
PMC-Sierra, Inc. (a)(d)	184,000	1,413,120
QuickLogic Corp. (a)	5,545	19,130
Rambus, Inc. (a)(d)	85,336	1,286,867
Ramtron International Corp. (a)	4,828	14,098
RF Micro Devices, Inc. (a)	161,891	963,251
Rudolph Technologies, Inc. (a)	23,492	301,402
Semitool, Inc. (a)	27,663	267,501
Semtech Corp. (a)	60,264	1,075,110
Sigma Designs, Inc. (a)(d)	21,853	924,600
SigmaTel, Inc. (a)	51,235	138,335
Silicon Image, Inc. (a)	82,230	475,289
Silicon Laboratories, Inc. (a)	49,225	1,817,387
Silicon Storage Technology, Inc. (a)	69,338	216,335
SiRF Technology Holdings, Inc. (a)	41,016	691,530
Skyworks Solutions, Inc. (a)	137,950	1,088,426
Spansion, Inc. Class A (a)	73,689	670,570
SRS Labs, Inc. (a)	19,110	141,414
Standard Microsystems Corp. (a)	20,796	748,240
Supertex, Inc. (a)	11,908	427,021
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Techwell, Inc. (a)	11,794	$ 120,417
Tegal Corp. (a)	888	5,639
Tessera Technologies, Inc. (a)	37,943	1,389,852
Transwitch Corp. (a)(d)	129,236	202,901
Trident Microsystems, Inc. (a)	51,930	764,929
TriQuint Semiconductor, Inc. (a)	109,672	483,654
Ultra Clean Holdings, Inc. (a)	19,832	296,290
Ultratech, Inc. (a)	14,773	211,697
Varian Semiconductor Equipment Associates, Inc. (a)	78,048	4,341,810
Veeco Instruments, Inc. (a)	26,553	467,333
Virage Logic Corp. (a)	6,362	43,198
Volterra Semiconductor Corp. (a)	28,282	307,143
White Electronic Designs Corp. (a)	5,571	29,916
Zilog, Inc. (a)	8,368	31,464
Zoran Corp. (a)	46,018	794,731
		94,522,304
Software - 2.6%
ACI Worldwide, Inc.	31,639	821,981
Activision, Inc. (a)	245,522	4,785,224
Actuate Corp. (a)	49,006	347,453
Adept Technology, Inc. (a)	1,291	7,772
Advent Software, Inc. (a)(d)	17,829	714,408
American Software, Inc. Class A	22,733	257,110
Ansoft Corp. (a)	13,234	395,564
Ansys, Inc. (a)	59,814	1,981,638
Applix, Inc. (a)	12,674	185,040
ARI Network Services, Inc. (a)	2,620	3,432
Aspen Technology, Inc. (a)	58,790	771,325
Atari, Inc. (a)(d)	4,056	8,436
Authentidate Holding Corp. (a)	8,307	10,965
Avatech Solutions, Inc. (a)	735	735
AXS-One, Inc. (a)	5,614	4,042
BEA Systems, Inc. (a)	347,387	4,238,121
Bitstream, Inc. Class A (a)	3,682	24,706
Blackbaud, Inc.	34,583	873,912
Blackboard, Inc. (a)	24,263	1,013,466
Borland Software Corp. (a)	89,834	409,643
Bottomline Technologies, Inc. (a)	18,875	248,773
BSQUARE Corp. (a)	2,830	15,254
Cadence Design Systems, Inc. (a)(d)	242,473	5,266,514
Callidus Software, Inc. (a)	15,599	129,940
CAM Commerce Solutions, Inc.	1,965	77,618
Captaris, Inc. (a)	19,666	105,410
Catapult Communications Corp. (a)	20,366	142,766
CommVault Systems, Inc.	27,685	527,399
Concur Technologies, Inc. (a)	30,526	817,486
Convera Corp. Class A (a)(d)	32,212	106,622
DATATRAK International, Inc. (a)(d)	9,664	19,135
Datawatch Corp. (a)	3,120	14,477
Digimarc Corp. (a)	26,885	241,427

	Shares	Value
Double-Take Software, Inc.	16,543	$ 285,863
Dynamics Research Corp. (a)	2,901	36,437
ebix.com, Inc. (a)	421	22,271
Epicor Software Corp. (a)	46,370	616,721
EPIQ Systems, Inc. (a)	39,988	649,005
eSpeed, Inc. Class A (a)	22,397	188,135
Evans & Sutherland Computer Corp. (a)	4,929	10,154
Evolving Systems, Inc. (a)	3,885	6,799
FactSet Research Systems, Inc.	39,576	2,371,790
Fair Isaac Corp.	53,352	1,973,490
FalconStor Software, Inc. (a)(d)	35,338	387,304
Glu Mobile, Inc. (d)	12,704	105,951
GSE Systems, Inc. (a)	1,893	12,021
Guardian Technologies International (a)	560	426
i2 Technologies, Inc. (a)(d)	9,321	148,017
Informatica Corp. (a)	75,017	1,047,237
Interactive Intelligence, Inc. (a)	11,678	228,305
Intervoice, Inc. (a)	30,006	240,348
Jack Henry & Associates, Inc.	73,221	1,921,319
JDA Software Group, Inc. (a)	23,714	492,066
Lawson Software, Inc. (a)(d)	122,157	1,198,360
Logility, Inc. (a)	7,206	71,772
Macrovision Corp. (a)	45,410	1,077,579
Magma Design Automation, Inc. (a)	30,182	414,701
Majesco Entertainment Co. (a)(d)	18,551	41,369
Manhattan Associates, Inc. (a)	20,433	590,105
McAfee, Inc. (a)	140,757	5,032,063
Mentor Graphics Corp. (a)	70,927	990,141
MICROS Systems, Inc. (a)	36,184	2,183,343
MicroStrategy, Inc. Class A (a)	8,650	598,926
Midway Games, Inc. (a)(d)	19,693	106,539
Moldflow Corp. (a)	8,930	147,524
MSC.Software Corp. (a)	49,187	622,216
Napster, Inc. (a)	25,066	75,950
NAVTEQ Corp. (a)	87,305	5,500,215
NetManage, Inc. (a)	1,259	5,187
NetScout Systems, Inc. (a)	30,257	281,390
NetSol Technologies, Inc. (a)	880	1,390
Nuance Communications, Inc. (a)(d)	125,040	2,350,752
OpenTV Corp. Class A (a)(d)	89,696	117,502
Opnet Technologies, Inc. (a)	18,393	187,793
Opsware, Inc. (a)	93,108	1,318,409
Parametric Technology Corp. (a)	102,338	1,802,172
PASW, Inc. (a)	3,300	4,785
Peerless Systems Corp. (a)	6,456	15,172
Pegasystems, Inc.	8,702	103,380
Pervasive Software, Inc. (a)	3,743	17,405
Phoenix Technologies Ltd. (a)	29,298	320,227
Plato Learning, Inc. (a)	26,002	83,726
Progress Software Corp. (a)	38,049	1,161,255
QAD, Inc.	13,833	112,601
Quality Systems, Inc.	15,811	582,635
Quest Software, Inc. (a)	55,137	802,795
Radiant Systems, Inc. (a)	16,141	242,922
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	172,579	$ 3,356,662
Renaissance Learning, Inc.	1,747	19,933
Salary.com, Inc.	11,000	134,530
Salesforce.com, Inc. (a)	78,682	3,181,113
Scientific Learning Corp. (a)	3,264	19,878
SCO Group, Inc. (a)	3,511	2,321
Secure Computing Corp. (a)	54,971	493,640
Simulations Plus, Inc. (a)	12,000	160,200
Smith Micro Software, Inc. (a)	23,714	391,044
Solera Holdings, Inc.	27,184	496,924
Sona Mobile Holdings Corp. (a)	2,400	984
Sonic Foundry, Inc. (a)(d)	10,711	22,654
Sonic Solutions, Inc. (a)	19,943	151,567
Sourcefire, Inc.	1,503	14,399
SourceForge, Inc. (a)	41,920	107,315
SPSS, Inc. (a)	15,151	617,403
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	92,168
Sybase, Inc. (a)	81,056	1,868,341
Synchronoss Technologies, Inc. (a)(d)	17,924	622,680
Synopsys, Inc. (a)	126,576	3,458,056
Synplicity, Inc. (a)	6,924	45,214
Take-Two Interactive Software, Inc. (a)(d)	63,869	1,020,627
Taleo Corp. Class A (a)	18,000	414,900
TeleCommunication Systems, Inc. Class A (a)(d)	34,846	142,520
TenFold Corp. (a)	6,737	1,886
THQ, Inc. (a)	55,963	1,611,175
TIBCO Software, Inc. (a)	179,146	1,417,045
Tyler Technologies, Inc. (a)	40,070	594,238
Ultimate Software Group, Inc. (a)	23,707	737,999
Unica Corp. (a)	7,764	79,348
Vasco Data Security International, Inc. (a)	26,503	830,074
Versant Corp. (a)	308	6,175
Vertical Communications, Inc. (a)	1,066	1,333
VMware, Inc.	298	20,529
Voxware, Inc. (a)	43	307
Wave Systems Corp. Class A (a)(d)	4,905	7,946
Wind River Systems, Inc. (a)	75,126	792,579
		86,409,461
TOTAL INFORMATION TECHNOLOGY		465,134,195
MATERIALS - 5.3%
Chemicals - 2.3%
A. Schulman, Inc.	23,241	500,611
ADA-ES, Inc. (a)	6,212	66,158
Airgas, Inc.	57,940	2,677,987
Albemarle Corp.	67,319	2,724,400
Altair Nanotechnologies, Inc. (a)(d)	51,810	165,792

	Shares	Value
American Pacific Corp. (a)	6,762	$ 105,149
American Vanguard Corp. (d)	24,106	377,500
Arch Chemicals, Inc.	23,394	1,013,428
Balchem Corp.	14,994	307,977
Cabot Corp.	51,363	2,071,983
Calgon Carbon Corp. (a)(d)	37,486	500,438
Celanese Corp. Class A	137,458	4,937,491
CF Industries Holdings, Inc.	42,746	2,707,104
Chemtura Corp.	216,092	1,990,207
Cytec Industries, Inc.	38,195	2,536,148
Eden Bioscience Corp. (a)	3,742	3,368
Ferro Corp.	39,890	780,647
Flotek Industries, Inc. (a)	11,622	438,963
FMC Corp.	30,613	2,755,170
Georgia Gulf Corp. (d)	33,843	506,630
H.B. Fuller Co.	52,337	1,408,389
Hawkins, Inc.	5,284	76,195
Huntsman Corp.	87,846	2,279,604
ICO, Inc. (a)	24,602	282,431
Innophos Holdings, Inc.	9,200	135,516
KMG Chemicals, Inc.	10,001	234,523
Koppers Holdings, Inc.	17,451	640,975
Kronos Worldwide, Inc.	4,133	84,685
Landec Corp. (a)	24,673	333,086
LSB Industries, Inc. (a)(d)	12,393	272,894
Lubrizol Corp.	60,399	3,840,168
Lyondell Chemical Co.	204,555	9,483,170
Material Sciences Corp. (a)	8,000	87,120
Minerals Technologies, Inc.	17,357	1,144,000
Nalco Holding Co.	127,954	3,198,850
Nanophase Technologies Corp. (a)	5,146	30,619
NewMarket Corp.	15,561	726,854
NL Industries, Inc.	2,181	22,791
Olin Corp.	60,986	1,307,540
OM Group, Inc. (a)	24,597	1,215,092
OMNOVA Solutions, Inc. (a)	52,546	310,547
Penford Corp.	12,815	452,370
Pioneer Companies, Inc. (a)	11,951	418,405
PolyOne Corp. (a)	87,616	703,556
Quaker Chemical Corp.	13,460	296,120
Rockwood Holdings, Inc. (a)	33,382	1,069,893
RPM International, Inc.	106,892	2,420,035
Sensient Technologies Corp.	43,136	1,168,554
Spartech Corp.	31,204	675,879
Stepan Co.	6,460	193,929
Symyx Technologies, Inc. (a)	25,975	232,476
Terra Industries, Inc. (d)	78,239	2,031,867
Terra Nitrogen Co. LP	7,339	792,098
The Mosaic Co. (a)	129,657	5,448,187
The Scotts Miracle-Gro Co. Class A	38,243	1,730,878
Tronox, Inc. Class A	33,649	345,912
Valhi, Inc. (d)	8,061	189,434
Valspar Corp.	90,145	2,431,211
W.R. Grace & Co. (a)(d)	48,758	1,089,254
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Wellman, Inc.	18,990	$ 41,778
Westlake Chemical Corp.	17,796	481,560
Xethanol Corp. (a)(d)	28,810	29,098
Zoltek Companies, Inc. (a)	21,804	900,287
		77,424,981
Construction Materials - 0.4%
Eagle Materials, Inc.	42,785	1,624,119
Florida Rock Industries, Inc.	48,670	3,042,362
Headwaters, Inc. (a)(d)	38,571	637,193
Martin Marietta Materials, Inc.	39,365	5,314,275
Texas Industries, Inc. (d)	23,453	1,728,955
U.S. Concrete, Inc. (a)(d)	45,634	362,790
		12,709,694
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	5,838	216,123
Aptargroup, Inc.	55,624	2,020,820
Caraustar Industries, Inc. (a)	16,241	60,254
Chesapeake Corp.	28,017	274,567
Constar International, Inc. (a)	2,862	15,970
Crown Holdings, Inc. (a)	149,653	3,594,665
Graphic Packaging Corp. (a)	111,482	530,654
Greif, Inc. Class A	27,460	1,598,721
MOD-PAC Corp. (sub. vtg.) (a)	1,684	16,554
Myers Industries, Inc.	23,494	500,422
Owens-Illinois, Inc. (a)	125,974	5,066,674
Packaging Corp. of America	75,217	1,959,403
Rock-Tenn Co. Class A	30,848	894,284
Silgan Holdings, Inc.	19,193	980,570
Smurfit-Stone Container Corp. (a)	231,830	2,448,125
Sonoco Products Co.	82,508	2,971,938
		23,149,744
Metals & Mining - 1.6%
A.M. Castle & Co.	17,194	500,861
AK Steel Holding Corp. (a)	97,558	3,902,320
Allied Nevada Gold Corp. (a)	26,145	100,135
Amcol International Corp.	19,794	637,565
Brush Engineered Materials, Inc. (a)	19,197	927,215
Canyon Resources Corp. (a)	8,249	2,969
Carpenter Technology Corp.	21,489	2,510,775
Century Aluminum Co. (a)	30,547	1,502,301
Chaparral Steel Co.	37,823	3,233,867
Claymont Steel Holdings, Inc.	11,442	239,710
Cleveland-Cliffs, Inc.	36,864	2,811,617
Coeur d'Alene Mines Corp. (a)(d)	244,857	837,411
Commercial Metals Co.	100,430	2,901,423
Compass Minerals International, Inc.	27,111	923,672
Friedman Industries	7,344	60,735
Haynes International, Inc. (a)	9,806	819,095
Hecla Mining Co. (a)	100,403	753,023

	Shares	Value
Idaho General Mines, Inc. (a)(d)	33,324	$ 217,272
Kaiser Aluminum Corp.	14,187	963,581
Meridian Gold, Inc. (a)	86,549	2,403,466
Metal Management, Inc.	22,037	1,033,756
Metalline Mining Co. (a)(d)	25,343	73,495
Mines Management, Inc. (a)(d)	11,916	35,867
NN, Inc.	18,519	190,190
Northwest Pipe Co. (a)	8,811	328,474
Olympic Steel, Inc.	5,717	139,666
Quanex Corp.	31,637	1,370,198
Reliance Steel & Aluminum Co.	54,298	2,876,165
Rock of Ages Corp. Class A (a)	600	3,786
Royal Gold, Inc.	26,513	736,001
RTI International Metals, Inc. (a)	20,595	1,435,883
Ryerson Tull, Inc. (d)	22,399	746,783
Schnitzer Steel Industries, Inc. Class A	19,896	1,162,523
Southern Copper Corp. (d)	64,869	6,827,462
Steel Dynamics, Inc.	86,014	3,731,287
Stillwater Mining Co. (a)	43,478	408,258
Synalloy Corp. (d)	7,000	140,280
Titanium Metals Corp. (a)(d)	121,943	3,822,913
Universal Stainless & Alloy Products, Inc. (a)	5,512	178,699
US Energy Corp. (d)	20,737	95,390
US Gold Corp. (a)	39,012	232,512
Vista Gold Corp. (a)	32,930	142,258
Wheeling Pittsburgh Corp. (a)	10,561	191,365
Worthington Industries, Inc.	54,332	1,149,665
		53,301,889
Paper & Forest Products - 0.3%
Bowater, Inc.	55,226	930,006
Buckeye Technologies, Inc. (a)	31,272	486,905
Deltic Timber Corp.	10,156	580,923
Domtar Corp. (a)	522,144	4,177,152
Glatfelter	39,313	580,260
Louisiana-Pacific Corp.	83,904	1,571,522
MAXXAM, Inc. (a)	2,331	65,151
Neenah Paper, Inc.	16,227	562,915
Schweitzer-Mauduit International, Inc.	12,705	289,547
Wausau-Mosinee Paper Corp.	49,919	560,590
		9,804,971
TOTAL MATERIALS		176,391,279
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	33,687	460,164
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	134,710
Aruba Networks, Inc. (d)	8,067	145,771
Atlantic Tele-Network, Inc.	9,462	316,788
Cbeyond, Inc. (a)	16,205	629,726
Cincinnati Bell, Inc. (a)	208,674	1,018,329
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cogent Communications Group, Inc. (a)	44,941	$ 1,122,177
Consolidated Communications Holdings, Inc.	22,499	418,031
Covad Communications Group, Inc. (a)(d)	309,064	247,251
CT Communications, Inc.	19,935	627,953
D&E Communications, Inc.	15,104	214,930
eLEC Communications Corp. (a)	14,200	2,272
Eschelon Telecom, Inc. (a)	9,506	285,180
FairPoint Communications, Inc.	30,797	515,234
Fibernet Telecom Group, Inc. (a)	17,000	129,030
Fonix Corp. (a)	595	1
General Communications, Inc. Class A (a)	36,915	466,975
Global Crossing Ltd. (a)(d)	18,477	351,802
Globalstar, Inc. (d)	16,574	154,138
HickoryTech Corp.	10,207	96,354
Hungarian Telephone & Cable Corp. (a)(d)	3,053	60,388
IDT Corp. Class B (d)	57,439	516,951
Iowa Telecommunication Services, Inc.	22,349	413,680
Level 3 Communications, Inc. (a)(d)	1,129,185	5,905,638
NeuStar, Inc. Class A (a)	64,761	2,047,743
North Pittsburgh Systems, Inc.	13,368	308,667
NTELOS Holdings Corp.	16,508	442,084
PAETEC Holding Corp. (a)	69,371	827,596
Premiere Global Services, Inc. (a)	70,557	922,886
Shenandoah Telecommunications Co.	22,182	455,618
SureWest Communications	12,202	353,980
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	123,640	2,713,898
Vonage Holdings Corp. (a)(d)	38,962	82,210
Warwick Valley Telephone Co.	842	11,418
XETA Technologies, Inc. (a)	3,181	10,084
		22,409,657
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	374,600	14,841,652
Centennial Communications Corp. Class A (a)	17,544	164,914
Clearwire Corp. (d)	20,614	441,140
Crown Castle International Corp. (a)	228,589	8,402,932
Dobson Communications Corp. Class A (a)	136,367	1,722,315
FiberTower Corp. (a)(d)	94,661	355,925
GoAmerica, Inc. (a)	118	614
ICO Global Communications Holdings Ltd. Class A (a)	50,000	176,000
InPhonic, Inc. (a)(d)	26,942	89,986
IPCS, Inc.	17,803	603,166
LCC International, Inc. (a)	9,142	33,185
Leap Wireless International, Inc. (a)	40,892	2,964,670
Metro One Telecommunications, Inc. (a)	1,637	3,225

	Shares	Value
MetroPCS Communications, Inc.	43,000	$ 1,173,470
NII Holdings, Inc. (a)	131,522	10,413,912
Rural Cellular Corp. Class A (a)	15,611	670,649
SBA Communications Corp. Class A (a)	85,079	2,771,023
SkyTerra Communications, Inc. (a)	1,881	13,543
SunCom Wireless Holdings, Inc. (a)	2,014	40,280
Syniverse Holdings, Inc. (a)	32,836	463,973
Telephone & Data Systems, Inc.	92,015	5,957,971
Terrestar Corp. (a)	53,700	488,670
U.S. Cellular Corp. (a)	12,417	1,207,553
USA Mobility, Inc.	20,032	369,590
Wireless Facilities, Inc. (a)	21,324	54,163
		53,424,521
TOTAL TELECOMMUNICATION SERVICES		75,834,178
UTILITIES - 4.1%
Electric Utilities - 1.2%
Allete, Inc.	26,906	1,133,012
Central Vermont Public Service Corp.	9,171	331,073
Cleco Corp.	55,234	1,272,591
DPL, Inc. (d)	92,745	2,443,831
El Paso Electric Co. (a)	39,370	878,738
Empire District Electric Co.	26,330	603,747
Enernoc, Inc.	4,556	162,467
Great Plains Energy, Inc.	94,328	2,673,256
Hawaiian Electric Industries, Inc.	79,439	1,665,836
IDACORP, Inc.	40,132	1,303,086
ITC Holdings Corp.	36,172	1,608,931
MGE Energy, Inc.	22,846	752,547
Northeast Utilities	132,797	3,671,837
Otter Tail Corp.	22,165	809,023
Pepco Holdings, Inc.	164,382	4,582,970
Portland General Electric Co.	44,926	1,194,582
Reliant Energy, Inc. (a)	297,804	7,596,980
Sierra Pacific Resources	191,234	2,929,705
UIL Holdings Corp.	22,166	686,924
Unisource Energy Corp.	33,612	995,587
Unitil Corp.	2,839	89,570
Westar Energy, Inc.	72,267	1,755,365
		39,141,658
Gas Utilities - 1.1%
AGL Resources, Inc.	79,108	3,141,379
Amerigas Partners Mlp	26,217	919,168
Atmos Energy Corp.	69,825	1,962,781
Chesapeake Utilities Corp.	11,688	369,458
Delta Natural Gas Co., Inc.	2,782	69,021
Energen Corp.	58,121	3,121,098
EnergySouth, Inc.	12,418	598,423
Equitable Resources, Inc.	97,409	4,791,549
Ferrellgas Partners Mlp	32,639	739,273
Laclede Group, Inc.	16,640	543,130
National Fuel Gas Co.	61,609	2,731,743
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
New Jersey Resources Corp.	28,854	$ 1,413,269
Northwest Natural Gas Co.	21,710	1,008,647
ONEOK, Inc.	101,483	4,754,479
Piedmont Natural Gas Co., Inc.	56,461	1,490,570
SEMCO Energy, Inc. (a)	45,237	344,254
South Jersey Industries, Inc.	27,137	920,216
Southern Union Co.	91,989	2,745,872
Southwest Gas Corp.	33,823	981,205
Star Gas Partners LP (a)	57,420	267,577
Suburban Propane Partners Mlp	31,501	1,468,892
UGI Corp.	89,205	2,279,188
WGL Holdings, Inc.	41,986	1,380,920
		38,042,112
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	30,190	1,243,526
Environmental Power Corp. (a)(d)	10,176	52,406
Mirant Corp. (a)	225,499	8,787,696
NRG Energy, Inc. (a)(d)	215,034	8,190,645
Ormat Technologies, Inc.	11,248	484,226
		18,758,499
Multi-Utilities - 1.1%
Alliant Energy Corp.	104,888	3,973,157
Aquila, Inc. (a)(d)	357,989	1,424,796
Avista Corp.	53,083	1,038,834
CH Energy Group, Inc. (d)	16,216	766,530
Energy East Corp.	136,380	3,639,982
Florida Public Utilities Co.	5,845	68,971
MDU Resources Group, Inc.	161,861	4,378,340
NorthWestern Energy Corp.	38,620	1,036,561
NSTAR	91,935	3,012,710
OGE Energy Corp.	91,026	3,069,397
PNM Resources, Inc.	74,765	1,728,567
Puget Energy, Inc.	92,697	2,162,621
SCANA Corp.	93,604	3,592,522
Vectren Corp.	61,737	1,685,420
Wisconsin Energy Corp.	96,994	4,297,804
		35,876,212
Water Utilities - 0.2%
American States Water Co.	11,845	462,666
Aqua America, Inc. (d)	110,166	2,639,577
Artesian Resources Corp. Class A	3,763	72,626
Cadiz, Inc. (a)(d)	14,433	287,650
California Water Service Group (d)	15,853	613,987
Connecticut Water Service, Inc.	5,523	129,791
Middlesex Water Co.	9,279	173,981

	Shares	Value
Pure Cycle Corp. (a)(d)	23,077	$ 175,154
SJW Corp. (d)	11,852	406,642
Southwest Water Co.	18,750	262,125
York Water Co.	12,649	217,942
		5,442,141
TOTAL UTILITIES		137,260,622
TOTAL COMMON STOCKS (Cost $2,707,406,291)		3,218,281,086
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (e) (Cost $6,976,217)	$ 7,000,000	6,982,416
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	117,346,725	117,346,725
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	314,123,727	314,123,727
TOTAL MONEY MARKET FUNDS (Cost $431,470,452)		431,470,452
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $3,145,852,960)		3,656,733,954
NET OTHER ASSETS - (9.2)%		(307,844,158)
NET ASSETS - 100%		$ 3,348,889,796
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
916 Mini-Russell 2000 Index Contracts	Sept. 2007	$ 72,803,680	$ (2,098,384)
29 S&P 500 E-Mini Index Contracts	Sept. 2007	2,141,215	15,596
34 S&P 500 Index Contracts	Sept. 2007	12,551,950	(212,979)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
482 S&P MidCap 400 E-Mini Index Contracts	Sept. 2007	$ 41,702,640	$ (1,179,276)
TOTAL EQUITY INDEX CONTRACTS		$ 129,199,485	$ (3,475,043)
The face value of futures purchased as a percentage of net assets - 3.9%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JP Morgan Chase, Inc.	Oct. 2007	$ 3,847,588	$ 353,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,713,094.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,954,711
Fidelity Securities Lending Cash Central Fund	2,521,397
Total	$ 5,476,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $309,003,822) - See accompanying schedule: Unaffiliated issuers (cost $2,714,382,508)	$ 3,225,263,502
Fidelity Central Funds (cost $431,470,452)	431,470,452
Total Investments (cost $3,145,852,960)		$ 3,656,733,954
Cash		57,389
Receivable for investments sold		555,837
Receivable for fund shares sold		4,116,367
Dividends receivable		2,040,082
Distributions receivable from Fidelity Central Funds		951,063
Receivable for daily variation on futures contracts		1,665,032
Swap agreements, at value		353,042
Other receivables		1,795
Total assets		3,666,474,561

Liabilities
Payable for investments purchased	$ 917,640
Payable for fund shares redeemed	2,295,413
Accrued management fee	191,690
Other affiliated payables	56,295
Collateral on securities loaned, at value	314,123,727
Total liabilities		317,584,765

Net Assets		$ 3,348,889,796
Net Assets consist of:
Paid in capital		$ 2,760,482,700
Undistributed net investment income		28,403,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		52,244,565
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		507,759,167
Net Assets		$ 3,348,889,796
Investor Class: Net Asset Value, offering price and redemption price per share ($2,299,154,587 ÷ 57,532,457 shares)		$ 39.96
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,049,735,209 ÷ 26,264,931 shares)		$ 39.97

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 21,045,771
Interest		154,130
Income from Fidelity Central Funds (including $2,521,397 from security lending)		5,476,108
Total income		26,676,009

Expenses
Management fee	$ 1,157,419
Transfer agent fees	340,314
Independent trustees' compensation	5,192
Miscellaneous	3,278
Total expenses before reductions	1,506,203
Expense reductions	(89,139)	1,417,064
Net investment income (loss)		25,258,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,648,780
Foreign currency transactions	(112)
Futures contracts	(971,299)
Swap agreements	446,844
Total net realized gain (loss)		60,124,213
Change in net unrealized appreciation (depreciation) on: Investment securities	434,003
Assets and liabilities in foreign currencies	308
Futures contracts	(2,751,226)
Swap agreements	103,116
Total change in net unrealized appreciation (depreciation)		(2,213,799)
Net gain (loss)		57,910,414
Net increase (decrease) in net assets resulting from operations		$ 83,169,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,258,945	$ 33,375,689
Net realized gain (loss)	60,124,213	118,428,835
Change in net unrealized appreciation (depreciation)	(2,213,799)	142,996,813
Net increase (decrease) in net assets resulting from operations	83,169,359	294,801,337
Distributions to shareholders from net investment income	(5,628,836)	(29,674,620)
Distributions to shareholders from net realized gain	(56,986,370)	(70,580,264)
Total distributions	(62,615,206)	(100,254,884)
Share transactions - net increase (decrease)	294,261,557	707,795,119
Redemption fees	177,599	207,137
Total increase (decrease) in net assets	314,993,309	902,548,709

Net Assets
Beginning of period	3,033,896,487	2,131,347,778
End of period (including undistributed net investment income of $28,403,364 and undistributed net investment income of $9,472,172, respectively)	$ 3,348,889,796	$ 3,033,896,487

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004H	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 39.63	$ 36.65	$ 31.47	$ 28.76	$ 18.29	$ 22.59
Income from Investment Operations
Net investment income (loss)D	.31	.51	.43	.28J	.20	.18
Net realized and unrealized gain (loss)	.81	3.98	5.19	2.64	10.40	(4.29)
Total from investment operations	1.12	4.49	5.62	2.92	10.60	(4.11)
Distributions from net investment income	(.07)	(.44)	(.34)	(.22)	(.14)	(.19)
Distributions from net realized gain	(.72)	(1.07)	(.10)	-	-	-
Total distributions	(.79)	(1.51)	(.44)	(.22)	(.14)	(.19)
Redemption fees added to paid in capitalD	-I	-I	-I	.01	.01	-I
Net asset value, end of period	$ 39.96	$ 39.63	$ 36.65	$ 31.47	$ 28.76	$ 18.29
Total ReturnB,C	2.81%	12.46%	17.94%	10.20%	58.07%	(18.25)%
Ratios to Average Net AssetsE,G
Expenses before reductions	.10%A	.10%	.10%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.23%	.40%	.30%
Expenses net of all reductions	.09%A	.09%	.10%	.23%	.40%	.30%
Net investment income (loss)	1.52%A	1.36%	1.30%	.96%J	.82%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,299,155	$ 2,082,399	$ 1,499,848	$ 1,461,307	$ 985,748	$ 421,714
Portfolio turnover rateF	14%A	16%	13%	17%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss)D	.31	.52	.17
Net realized and unrealized gain (loss)	.81	3.98	4.28
Total from investment operations	1.12	4.50	4.45
Distributions from net investment income	(.07)	(.45)	(.29)
Distributions from net realized gain	(.72)	(1.07)	(.10)
Total distributions	(.79)	(1.52)	(.39)
Redemption fees added to paid in capitalD	-I	-I	-I
Net asset value, end of period	$ 39.97	$ 39.64	$ 36.66
Total ReturnB,C	2.82%	12.49%	13.71%
Ratios to Average Net AssetsE,H
Expenses before reductions	.07%A	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%A
Net investment income (loss)	1.55%A	1.39%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,049,735	$ 951,498	$ 631,500
Portfolio turnover rateF	14%A	16%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.5
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.5	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.3	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.1
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.2	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.5
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.9
Nokia Corp. (Finland, Communications Equipment)	1.0	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	1.0
	11.9
Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	30.4
Industrials	11.2	10.9
Consumer Discretionary	10.3	11.4
Materials	9.6	8.5
Consumer Staples	7.5	7.4
Energy	7.5	6.7
Health Care	6.1	7.1
Utilities	5.8	6.0
Telecommunication Services	5.7	5.9
Information Technology	5.5	5.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2007
United Kingdom	22.9%
Japan	21.4%
France	9.5%
Germany	8.7%
Switzerland	6.5%
Australia	6.1%
Spain	4.1%
Netherlands	4.0%
Italy	3.8%
Other	13.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2007
United Kingdom	23.2%
Japan	23.2%
France	9.4%
Germany	7.6%
Switzerland	6.8%
Australia	5.6%
Spain	4.0%
Netherlands	3.9%
Italy	3.8%
Other	12.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 5.9%
ABC Learning Centres Ltd.	149,606	$ 841,095
AGL Energy Ltd.	190,425	2,399,848
Alinta Ltd.	218,993	2,584,250
Alumina Ltd.	474,618	2,695,521
Amcor Ltd.	389,055	2,419,712
AMP Ltd.	822,231	7,078,621
Ansell Ltd.	61,179	655,862
APN News & Media Ltd.	171,472	771,783
Aristocrat Leisure Ltd.	150,374	1,722,820
Asciano Group unit (a)	229,470	1,605,577
ASX Ltd.	75,086	2,851,124
Australia & New Zealand Banking Group Ltd.	824,870	19,569,188
AXA Asia Pacific Holdings Ltd.	429,138	2,647,936
Babcock & Brown Ltd.	100,461	1,945,142
BHP Billiton Ltd.	1,496,403	47,248,925
Billabong International Ltd.	90,526	1,174,199
BlueScope Steel Ltd.	342,225	2,988,238
Boral Ltd.	288,555	1,863,137
Brambles Ltd.	659,708	7,450,234
Caltex Australia Ltd.	50,891	1,007,849
Centro Properties Group unit	358,075	2,399,921
CFS Retail Property Trust	704,778	1,366,910
Challenger Financial Services Group Ltd.	212,675	946,792
Coca-Cola Amatil Ltd.	258,929	2,015,117
Cochlear Ltd.	27,177	1,490,100
Coles Group Ltd.	497,441	5,768,336
Commonwealth Bank of Australia	569,987	25,724,655
Commonwealth Property Office Fund	739,384	1,016,526
Computershare Ltd.	219,611	1,851,102
CSL Ltd.	82,614	6,639,024
CSR Ltd.	401,797	1,104,804
DB RREEF Trust unit	1,374,442	2,260,797
Downer EDI Ltd.	147,497	782,163
Fortescue Metals Group Ltd. (a)(d)	53,579	1,490,777
Fosters Group Ltd.	904,986	4,680,562
Futuris Corp. Ltd.	253,256	507,768
Goodman Fielder Ltd.	407,461	866,959
Goodman Group unit	659,506	3,637,623
Harvey Norman Holdings Ltd.	249,277	1,085,258
Iluka Resources Ltd. (d)	128,249	582,487
ING Industrial Fund (d)	319,231	700,130
Insurance Australia Group Ltd.	809,137	3,330,651
John Fairfax Holdings Ltd.	529,208	2,009,479
Leighton Holdings Ltd.	62,411	2,239,086
Lend Lease Corp. Ltd.	164,784	2,590,487
Lion Nathan Ltd.	161,257	1,210,116
Macquarie Airports unit	305,939	1,089,089
Macquarie Bank Ltd.	115,195	6,909,978
Macquarie Communications Infrastructure Group unit	214,169	1,016,538
Macquarie Infrastructure Group unit	1,174,531	3,171,886
Macquarie Office Trust	922,827	1,185,657

	Shares	Value
Mirvac Group unit	427,979	$ 1,884,273
Multiplex Group unit	260,993	1,065,782
National Australia Bank Ltd.	726,630	23,749,828
Newcrest Mining Ltd.	145,211	2,911,419
OneSteel Ltd.	329,891	1,635,996
Orica Ltd.	136,048	3,188,631
Origin Energy Ltd.	395,263	3,224,931
Pacific Brands Ltd.	159,980	439,890
Paladin Resources Ltd. (a)	224,470	1,113,192
PaperlinX Ltd.	185,477	513,034
Perpetual Trustees Australia Ltd. (d)	19,673	1,234,019
Publishing & Broadcasting Ltd.	206,749	3,031,939
Qantas Airways Ltd.	364,341	1,663,724
QBE Insurance Group Ltd.	356,448	10,165,718
Rio Tinto Ltd.	125,234	9,584,420
Santos Ltd.	270,462	2,932,657
Sonic Healthcare Ltd.	139,878	1,763,970
Stockland Corp. Ltd. unit	620,844	4,364,301
Suncorp-Metway Ltd.	402,580	6,621,972
Symbion Health Ltd.	272,757	928,556
Tabcorp Holdings Ltd.	250,187	3,130,483
Tattersall's Ltd.	481,807	1,652,062
Telstra Corp. Ltd.	1,325,138	4,738,945
The GPT Group unit	874,391	3,420,367
Toll Holdings Ltd.	229,470	2,553,900
Transurban Group unit	478,156	2,801,701
Wesfarmers Ltd.	174,667	5,511,718
Westfield Group unit	783,476	13,419,428
Westpac Banking Corp.	822,022	18,297,486
Woodside Petroleum Ltd.	211,649	7,846,094
Woolworths Ltd.	538,809	13,192,756
WorleyParsons Ltd.	70,167	2,216,457
Zinifex Ltd.	203,284	2,808,114
TOTAL AUSTRALIA		366,799,602
Austria - 0.6%
Andritz AG	16,528	1,069,779
Erste Bank AG	80,279	5,817,289
Flughafen Wien AG	5,309	531,605
Immoeast AG (a)	189,887	2,325,646
IMMOFINANZ Immobilien Anlagen AG (a)	206,436	2,553,642
Mayr-Melnhof Karton AG	5,220	563,228
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	37,496	1,860,942
OMV AG	73,388	4,554,095
Raiffeisen International Bank Holding AG	15,159	2,189,098
RHI AG (a)	13,772	673,754
Telekom Austria AG	167,892	4,327,527
voestalpine AG	49,055	4,010,473
Wiener Staedische Versicher AG	16,688	1,146,294
Wienerberger AG	32,577	2,324,247
TOTAL AUSTRIA		33,947,619
Common Stocks - continued
	Shares	Value
Belgium - 1.2%
Agfa-Gevaert NV	63,231	$ 1,319,707
Barco NV	2,933	278,226
Bekaert SA	3,646	479,328
Belgacom SA	78,023	3,418,435
Cofinimmo SA	3,608	620,023
Colruyt NV	7,628	1,627,284
Compagnie Maritime Belge SA (CMB)	7,810	511,782
D'ieteren SA	798	317,449
Delhaize Group	34,057	3,335,883
Dexia SA	232,171	6,392,386
Euronav NV	12,303	388,185
Fortis	539,840	19,790,987
Fortis (strip VVPR) (a)	1,764	72
Groupe Bruxelles Lambert SA	38,611	4,562,145
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	67
InBev SA	83,448	6,843,860
KBC Groupe SA	81,022	10,157,197
Mobistar SA	13,483	1,094,399
Omega Pharma SA	9,000	793,296
Solvay SA	28,241	4,189,448
UCB SA	53,376	3,003,204
Umicore SA	11,216	2,568,588
TOTAL BELGIUM		71,691,951
Bermuda - 0.1%
Frontline Ltd. (d)	25,300	1,182,669
Noble Group Ltd.	457,000	500,748
SeaDrill Ltd. (a)	109,900	2,045,519
TOTAL BERMUDA		3,728,936
Cayman Islands - 0.1%
Belle International Holdings Ltd.	936,000	1,074,372
Foxconn International Holdings Ltd. (a)	912,000	2,380,209
Hutchison Telecommunications International Ltd.	482,000	629,290
Kingboard Chemical Holdings Ltd.	286,500	1,690,200
New World Department Store China Ltd.	5,499	4,281
Shui On Land Ltd.	963,000	1,017,675
TOTAL CAYMAN ISLANDS		6,796,027
China - 0.0%
Tencent Holdings Ltd.	364,000	1,890,654
Denmark - 0.9%
A.P. Moller - Maersk AS Series B	493	6,447,038
Bang & Olufsen AS Series B (d)	5,525	601,252
Carlsberg AS Series B	15,563	2,094,973
Coloplast AS Series B	12,860	1,220,719
Dampskibsselskabet TORM AS (d)	11,000	475,807
Danisco AS (d)	24,375	1,792,165
Danske Bank AS	203,048	8,337,240
DSV de Sammensluttede Vognmaend AS	86,940	1,979,686
East Asiatic Co. Ltd.	8,691	585,753

	Shares	Value
FLS Industries	23,300	$ 2,198,937
GN Store Nordic AS (a)	88,265	867,709
H. Lundbeck AS	25,135	590,730
Jyske Bank AS (Reg.) (a)	26,900	2,002,414
NKT Holding AS	11,875	1,255,361
Novo Nordisk AS Series B	106,605	11,854,641
Novozymes AS Series B	19,093	2,259,361
Sydbank AS	29,300	1,339,723
Topdanmark AS (a)	6,865	1,104,919
Trygvesta AS	11,650	924,747
Vestas Wind Systems AS (a)	82,078	5,554,382
William Demant Holding AS (a)	12,767	1,125,494
TOTAL DENMARK		54,613,051
Finland - 1.8%
Amer Group PLC (A Shares) (d)	31,652	719,260
Cargotec Corp. (B Shares)	16,005	777,545
Elisa Corp. (A Shares)	67,466	1,876,849
Fortum Oyj	195,822	6,477,372
KCI Konecranes Oyj	30,250	1,148,553
Kesko Oyj	30,193	1,769,972
Kone Oyj (B Shares)	31,670	2,067,538
Metso Corp.	53,013	3,395,891
Neste Oil Oyj	55,938	1,934,137
Nokia Corp.	1,818,200	59,782,416
Nokian Tyres Ltd.	46,974	1,651,072
OKO Bank (A Shares)	53,513	1,065,119
Orion Oyj (B Shares)	30,410	724,594
Outokumpu Oyj (A Shares)	50,405	1,524,457
Rautaruukki Oyj (K Shares)	35,962	1,957,754
Sampo Oyj (A Shares)	191,015	5,462,213
Sanoma-WSOY Oyj (d)	42,015	1,281,012
Stora Enso Oyj (R Shares)	268,956	4,825,071
TietoEnator Oyj (d)	39,333	913,094
UPM-Kymmene Corp.	241,285	5,466,524
Uponor Oyj	22,756	872,386
Wartsila Corp. (B Shares)	26,919	1,674,127
YIT-Yhtyma OY	52,783	1,592,064
TOTAL FINLAND		108,959,020
France - 9.3%
Accor SA	83,534	7,170,698
Aeroports de Paris	14,814	1,695,074
Air France KLM (Reg.)	52,140	2,158,691
Alcatel-Lucent SA	1,021,721	11,187,845
Alstom SA	45,643	8,249,652
Atos Origin SA (a)	28,531	1,605,298
AXA SA	692,427	27,828,641
BIC SA	13,117	995,356
BNP Paribas SA	372,981	39,339,476
Bouygues SA	94,753	7,462,505
Business Objects SA (a)	44,273	1,944,027
Cap Gemini SA	60,069	3,887,163
Carrefour SA	264,940	18,541,540
Common Stocks - continued
	Shares	Value
France - continued
Casino Guichard Perrachon et Compagnie	18,187	$ 1,858,279
CNP Assurances	21,842	2,789,965
Compagnie de St. Gobain	147,537	16,051,623
Credit Agricole SA	295,279	11,142,972
Dassault Systemes SA	28,376	1,668,481
Essilor International SA	87,776	5,327,362
France Telecom SA	804,909	24,404,841
Gaz de France	91,913	4,608,010
Gecina SA	6,793	1,114,883
Groupe Danone	195,460	14,757,230
Hermes International SA	31,650	3,413,682
Icade SA	16,297	994,437
Imerys	12,714	1,164,139
Klepierre SA	10,992	1,733,950
L'Air Liquide SA	37,891	4,859,521
L'Air Liquide SA (a)	67,942	8,659,061
L'Oreal SA	112,366	13,146,822
Lafarge SA	43,250	6,716,478
Lafarge SA (Bearer)	21,925	3,404,827
Lagardere S.C.A. (Reg.)	56,663	4,624,743
LVMH Moet Hennessy - Louis Vuitton	109,676	12,250,708
M6 Metropole Television SA	22,899	691,001
Michelin SA (Compagnie Generale des Etablissements) Series B	62,381	7,858,540
Neopost SA	13,705	2,096,567
PagesJaunes Groupe SA	65,759	1,333,051
Pernod Ricard SA	39,122	8,236,118
Peugeot Citroen SA	67,011	5,705,777
Pinault Printemps-Redoute SA	34,605	5,982,589
Publicis Groupe SA	62,966	2,720,996
Renault SA	83,627	11,281,274
Safran SA (d)	77,938	1,840,079
Sanofi-Aventis	448,940	36,768,186
Schneider Electric SA	96,650	12,837,935
SCOR	72,313	1,770,326
Societe Des Autoroutes Paris-Rhin-Rhone	9,693	989,074
Societe Generale Series A	163,778	26,368,256
Sodexho Alliance SA	44,996	2,965,709
Suez SA:
(France)	451,777	25,690,068
(strip VVRP) (a)	15,232	208
Technip SA	45,701	3,647,858
Television Francaise 1 SA	46,712	1,361,855
Thales SA	36,485	2,070,227
Thomson SA	98,512	1,617,204
Total SA:
(strip VVPR) (a)	3,096	42
Series B	949,314	71,283,988
Unibail-Rodamco	31,805	7,658,497
Valeo SA	32,634	1,581,404
Vallourec SA	20,331	5,439,875

	Shares	Value
Veolia Environnement	155,261	$ 11,904,336
Vinci SA	173,923	12,377,955
Vivendi Universal SA	506,997	20,728,128
Zodiac SA	16,698	1,205,672
TOTAL FRANCE		572,770,775
Germany - 7.7%
Adidas-Salomon AG	89,889	5,284,161
Allianz AG (Reg.)	196,888	42,291,542
Altana AG	26,722	610,871
Arcandor AG (a)	33,159	903,483
BASF AG	218,404	28,848,984
Bayer AG	321,057	25,379,556
Beiersdorf AG	40,619	2,726,469
Bilfinger Berger AG	17,753	1,457,920
Celesio AG	41,840	2,619,183
Commerzbank AG	272,572	11,173,574
Continental AG	57,097	7,459,723
DaimlerChrysler AG (Reg.)	408,919	36,434,683
Deutsche Bank AG	228,906	28,384,344
Deutsche Boerse AG	87,718	9,679,712
Deutsche Lufthansa AG (Reg.)	95,933	2,799,472
Deutsche Post AG	336,728	9,784,954
Deutsche Postbank AG	36,672	2,658,877
Deutsche Telekom AG (Reg.)	1,254,379	23,331,449
Douglas Holding AG	11,423	686,290
E.ON AG	274,736	46,139,164
Fresenius Medical Care AG	85,217	4,186,399
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	23,075	1,045,883
Henkel KGaA	39,906	1,870,188
Hochtief AG	18,047	1,810,292
Hypo Real Estate Holding AG	57,641	3,164,647
Infineon Technologies AG (a)	324,923	5,068,799
IVG Immobilien AG	48,221	1,725,121
Linde AG	52,448	6,155,636
MAN AG	50,300	7,215,124
Merck KGaA	28,882	3,704,164
Metro AG	70,705	6,126,267
MLP AG	18,470	294,402
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	96,900	16,736,445
Premiere AG (a)	33,771	733,366
Puma AG	2,600	1,044,002
Rheinmetall AG	15,568	1,292,268
RWE AG	193,632	21,773,603
Salzgitter AG	18,221	3,599,390
SAP AG	390,216	21,098,979
Siemens AG (Reg.)	375,370	47,033,861
SolarWorld AG	38,364	1,892,000
Suedzucker AG (Bearer) (d)	31,421	604,426
Thyssenkrupp AG	159,069	9,296,758
TUI AG (a)(d)	95,072	2,467,382
Common Stocks - continued
	Shares	Value
Germany - continued
Volkswagen AG	72,129	$ 14,896,965
Wincor Nixdorf AG	15,763	1,355,270
TOTAL GERMANY		474,846,048
Greece - 0.7%
Alpha Bank AE	161,817	5,259,970
Bank of Piraeus	112,689	3,853,399
Bank of Piraeus rights 9/7/07 (a)	112,689	167,339
Coca-Cola Hellenic Bottling Co. SA (Bearer)	50,693	2,414,394
Cosmote Mobile Telecommunications SA	56,820	1,766,467
EFG Eurobank Ergasias SA	120,288	4,096,859
EFG Eurobank Ergasias SA rights 9/14/07 (a)	109,885	118,264
Folli Follie SA	6,944	283,426
Greek Organization of Football Prognostics SA	96,398	3,527,465
Hellenic Exchanges Holding SA	27,077	743,669
Hellenic Petroleum SA	49,850	702,222
Hellenic Technodomiki Tev SA	47,248	621,798
Hellenic Telecommunication Organization SA (OTE)	155,169	5,073,468
Motor Oil (HELLAS) Corinth Refineries SA	19,277	472,716
National Bank of Greece SA	181,513	10,796,430
Public Power Corp. of Greece	53,932	1,682,561
Titan Cement Co. SA (Reg.)	30,761	1,517,881
Viohalco SA	40,274	604,637
TOTAL GREECE		43,702,965
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	104,329	925,237
Bank of East Asia Ltd.	627,892	3,502,918
BOC Hong Kong Holdings Ltd.	1,656,566	3,977,135
Cathay Pacific Airways Ltd.	541,327	1,419,740
Cheung Kong Holdings Ltd.	654,449	9,627,089
Cheung Kong Infrastructure Holdings Ltd.	206,450	763,865
CLP Holdings Ltd.	598,157	4,123,343
Esprit Holdings Ltd.	480,923	7,000,469
Giordano International Ltd.	892,194	431,376
Hang Lung Properties Ltd.	914,423	3,348,182
Hang Seng Bank Ltd.	347,601	5,452,093
Henderson Land Development Co. Ltd.	390,963	2,712,618
Hong Kong & China Gas Co. Ltd.	1,641,469	3,789,317
Hong Kong Electric Holdings Ltd.	657,676	3,297,953
Hong Kong Exchanges & Clearing Ltd.	460,698	8,478,597
Hopewell Holdings Ltd.	312,000	1,486,515
Hutchison Whampoa Ltd.	962,158	9,650,445
Hysan Development Co. Ltd.	273,932	689,986
Johnson Electric Holdings Ltd.	798,062	415,545
Kerry Properties Ltd.	240,000	1,775,999
Li & Fung Ltd.	979,623	3,630,886
Link (REIT)	939,000	1,873,833
Melco International Development Ltd.	358,000	548,205

	Shares	Value
MTR Corp. Ltd.	657,113	$ 1,599,529
New World Development Co. Ltd.	1,000,988	2,390,365
Orient Overseas International Ltd.	93,900	1,017,000
PCCW Ltd.	1,548,751	941,490
Shangri-La Asia Ltd.	616,842	1,474,605
Shangri-La Asia Ltd. rights 9/5/07 (a)	68,538	2,505
Shun Tak Holdings Ltd.	310,000	465,956
Sino Land Co.	641,336	1,500,259
Sun Hung Kai Properties Ltd.	582,141	7,764,568
Swire Pacific Ltd. (A Shares)	371,384	4,105,691
Techtronic Industries Co. Ltd.	460,500	519,718
Television Broadcasts Ltd.	156,000	952,330
Tingyi (Cayman Island) Holding Corp.	750,000	1,077,296
Wharf Holdings Ltd.	580,965	2,391,722
Wing Hang Bank Ltd.	79,500	1,035,897
Yue Yuen Industrial Holdings Ltd.	353,500	1,067,668
TOTAL HONG KONG		107,227,945
Ireland - 0.8%
Allied Irish Banks PLC	393,460	10,106,020
Bank of Ireland	422,112	7,821,735
C&C Group PLC	136,879	1,005,112
CRH PLC	237,142	10,273,639
DCC plc (Ireland)	28,899	763,789
DEPFA BANK PLC	143,203	2,715,689
Elan Corp. PLC (a)	206,397	3,936,589
Grafton Group PLC unit	107,610	1,436,704
Greencore Group PLC	57,656	361,319
IAWS Group PLC	38,015	744,374
Independent News & Media PLC (Ireland)	227,394	1,068,776
Irish Life & Permanent PLC	121,671	3,025,092
Kerry Group PLC Class A	57,827	1,406,234
Kingspan Group PLC (Ireland)	50,686	1,311,989
Paddy Power PLC (Ireland)	25,324	764,178
Ryanair Holdings PLC (a)	197,226	1,435,078
TOTAL IRELAND		48,176,317
Italy - 3.5%
Alleanza Assicurazioni SpA	167,247	2,156,590
Arnoldo Mondadori Editore SpA (d)	70,704	666,078
Assicurazioni Generali SpA	459,326	18,791,656
Atlantia SpA	122,589	4,086,713
Autogrill SpA	52,815	1,104,975
Banca Monte dei Paschi di Siena SpA (d)	526,235	3,344,414
Banca Popolare di Milano	194,733	2,828,039
Banco Popolare SpA (a)	294,101	7,356,274
Bulgari SpA	60,172	844,428
Capitalia SpA	739,195	7,030,162
Enel SpA	1,917,925	19,803,056
ENI SpA	1,146,462	39,541,474
Fiat SpA	310,896	8,208,383
Finmeccanica SpA	124,132	3,637,583
Fondiaria-Sai SpA	28,718	1,348,212
Intesa Sanpaolo SpA	3,401,791	25,628,398
Common Stocks - continued
	Shares	Value
Italy - continued
Italcementi SpA	38,500	$ 952,133
Lottomatica SpA	35,597	1,279,313
Luxottica Group SpA	62,388	2,134,917
Mediaset SpA	340,623	3,614,932
Mediobanca SpA (d)	206,973	4,457,940
Mediolanum SpA (d)	100,728	736,222
Parmalat SpA	637,398	2,301,152
Pirelli & C SpA (a)	1,430,544	1,605,115
Seat Pagine Gialle SpA	1,785,156	983,747
Snam Rete Gas SpA	400,032	2,355,419
Telecom Italia SpA	4,785,082	13,513,072
Terna SpA	552,580	1,951,277
Unicredito Italiano SpA	3,446,196	29,479,435
Unione di Banche Italiane Scpa	267,385	6,833,742
TOTAL ITALY		218,574,851
Japan - 20.6%
77 Bank Ltd.	111,223	751,059
Access Co. Ltd. (a)(d)	86	205,708
ACOM Co. Ltd. (d)	30,140	900,517
Aderans Co. Ltd.	10,700	195,419
Advantest Corp.	71,390	2,626,151
Aeon Co. Ltd.	281,400	3,844,176
Aeon Credit Service Co. Ltd.	41,400	509,791
Aeon Mall Co. Ltd.	32,500	979,448
Aiful Corp. (d)	37,805	755,741
Aisin Seiki Co. Ltd.	81,000	3,056,604
Ajinomoto Co., Inc.	274,866	3,477,213
Alfresa Holdings Corp.	10,400	691,507
All Nippon Airways Co. Ltd.	250,000	997,366
Alps Electric Co. Ltd.	76,477	897,476
Amada Co. Ltd.	153,000	1,658,089
Aoyama Trading Co. Ltd.	20,300	548,672
Asahi Breweries Ltd.	188,503	2,794,868
Asahi Chem Industries Ltd.(OLD)	507,727	3,814,365
Asahi Glass Co. Ltd.	407,677	5,108,064
Asatsu-DK, Inc.	20,200	676,793
Asics Corp.	65,000	841,933
Astellas Pharma, Inc.	234,200	10,860,101
Autobacs Seven Co. Ltd.	15,000	396,356
Bank of Kyoto Ltd. (d)	104,000	1,240,223
Bank of Yokohama Ltd.	552,084	3,923,537
Benesse Corp.	35,400	1,299,167
Bridgestone Corp.	260,379	5,216,349
Canon Marketing Japan, Inc.	44,100	860,636
Canon, Inc.	474,744	27,117,378
Casio Computer Co. Ltd.	108,300	1,649,680
Central Glass Co. Ltd.	40,000	206,209
Central Japan Railway Co.	687	7,712,103
Chiba Bank Ltd.	329,674	2,658,914
Chiyoda Corp.	54,000	929,338
Chubu Electric Power Co., Inc.	289,964	7,737,048

	Shares	Value
Chugai Pharmaceutical Co. Ltd.	120,725	$ 2,168,369
Circle K Sunkus Co. Ltd.	11,900	191,851
Citizen Holdings Co. Ltd.	155,966	1,451,849
Coca-Cola West Japan Co. Ltd.	32,700	724,282
COMSYS Holdings Corp.	62,000	694,927
Credit Saison Co. Ltd.	76,852	2,017,444
CSK Holdings Corp.	32,400	1,189,068
Dai Nippon Printing Co. Ltd.	290,242	4,238,152
Daicel Chemical Industries Ltd.	150,000	1,059,540
Daido Steel Co. Ltd. (d)	130,000	1,088,899
Daifuku Co. Ltd.	40,000	470,791
Daiichi Sankyo Co. Ltd.	304,670	8,313,607
Daikin Industries Ltd.	115,394	5,181,545
Dainippon Ink & Chemicals, Inc.	239,995	992,683
Dainippon Screen Manufacturing Co. Ltd.	75,000	524,589
Daito Trust Construction Co.	32,163	1,519,206
Daiwa House Industry Co. Ltd.	226,184	3,000,031
Daiwa Securities Group, Inc.	578,985	5,739,604
Denki Kagaku Kogyo KK	172,358	879,613
Denso Corp.	209,538	7,346,179
Dentsu, Inc.	938	2,616,243
Dowa Holdings Co. Ltd.	107,168	1,197,491
E*TRADE Securities Co. Ltd. (d)	680	610,682
eAccess Ltd. (d)	368	190,665
East Japan Railway Co.	1,525	12,154,700
Ebara Corp. (d)	198,934	894,993
EDION Corp.	33,300	352,827
Eisai Co. Ltd. (a)	108,078	4,498,389
Electric Power Development Co. Ltd.	65,380	2,399,422
Elpida Memory, Inc. (a)	40,700	1,574,509
FamilyMart Co. Ltd.	30,400	782,281
Fanuc Ltd.	86,172	8,386,153
Fast Retailing Co. Ltd.	21,800	1,278,200
Fuji Electric Holdings Co. Ltd.	242,153	1,049,703
Fuji Soft ABC, Inc.	8,900	184,064
Fuji Television Network, Inc.	186	382,263
Fujifilm Holdings Corp.	218,105	9,354,524
Fujikura Ltd.	152,000	904,348
Fujitsu Ltd.	820,075	5,601,480
Fukuoka Financial Group, Inc.	246,300	1,412,229
Furukawa Electric Co. Ltd.	248,790	1,181,594
Glory Ltd.	30,600	898,407
Gunma Bank Ltd.	200,663	1,391,411
Gunze Ltd.	132,000	663,391
Hachijuni Bank Ltd.	162,000	1,253,417
Hakuhodo DY Holdings, Inc.	10,980	763,257
Hankyu Department Stores, Inc.	66,000	576,193
Hankyu Hanshin Holdings, Inc. (d)	569,200	2,890,114
Haseko Corp. (a)	468,000	1,260,878
Hikari Tsushin, Inc.	10,200	296,827
Hino Motors Ltd. (a)(d)	129,000	923,458
Hirose Electric Co. Ltd.	14,598	1,759,752
Hiroshima Bank Ltd.	207,000	1,179,742
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Cable Ltd.	44,000	$ 256,846
Hitachi Capital Corp.	11,400	142,937
Hitachi Chemical Co. Ltd.	44,100	900,622
Hitachi Construction Machinery Co. Ltd.	43,500	1,532,576
Hitachi High-Technologies Corp.	22,000	514,831
Hitachi Ltd.	1,524,271	9,845,471
Hokkaido Electric Power Co., Inc.	75,400	1,705,868
Hokuhoku Financial Group, Inc.	482,715	1,413,068
Honda Motor Co. Ltd.	689,360	22,693,732
House Foods Corp.	33,800	550,759
Hoya Corp.	180,416	6,262,876
Ibiden Co. Ltd.	56,500	4,805,708
Idemitsu Kosan Co., Ltd. (d)	10,900	1,193,489
Inpex Holdings, Inc.	355	3,249,428
Isetan Co. Ltd.	86,600	1,141,904
Ishikawajima-Harima Heavy Industries Co. Ltd.	639,185	2,075,330
Ito En Ltd. (d)	29,200	712,318
Itochu Corp.	682,986	7,407,542
ITOCHU Techno-Solutions Corp.	17,200	677,276
JAFCO Co. Ltd.	13,500	554,898
Japan Airlines Corp. (a)	425,420	969,828
Japan Petroleum Exploration Co. Ltd. (d)	12,000	766,806
Japan Prime Realty Investment Corp.	199	812,806
Japan Real Estate Investment Corp.	176	1,960,537
Japan Retail Fund Investment Corp.	132	1,082,855
Japan Steel Works Ltd.	149,000	2,207,884
Japan Tobacco, Inc.	1,990	11,049,351
JFE Holdings, Inc.	253,875	16,573,508
JGC Corp.	88,117	1,552,253
Joyo Bank Ltd.	311,941	1,710,483
Js Group Corp.	118,359	2,350,725
JSR Corp.	81,416	1,824,399
JTEKT Corp.	93,400	1,484,012
Jupiter Telecommunications Co. (a)	895	687,837
Kajima Corp.	441,317	1,836,836
Kamigumi Co. Ltd.	132,663	1,139,844
Kaneka Corp.	132,559	1,074,849
Kansai Electric Power Co., Inc.	349,136	8,155,200
Kansai Paint Co. Ltd. Osaka	83,000	641,466
Kao Corp.	233,750	6,640,797
Kawasaki Heavy Industries Ltd. (a)	645,945	2,537,930
Kawasaki Kisen Kaisha Ltd.	256,000	3,307,077
KDDI Corp.	1,092	8,439,532
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,141,354
Keio Corp. (a)	234,410	1,443,239
Keisei Electric Railway Co.	103,000	565,675
Keyence Corp.	15,900	3,527,231
Kikkoman Corp.	54,849	741,708
Kinden Corp.	36,000	308,691
Kintetsu Corp. (d)	728,100	2,175,404
Kirin Holdings Co. Ltd.	349,256	4,344,745

	Shares	Value
KK daVinci Advisors (a)	480	$ 333,250
Kobe Steel Ltd.	1,184,000	4,314,563
Kokuyo Co. Ltd.	18,900	191,440
Komatsu Ltd.	387,745	11,953,281
Komori Corp.	16,000	377,186
Konami Corp.	42,400	1,065,446
Konica Minolta Holdings, Inc.	203,500	3,194,707
Kose Corp.	8,730	238,218
Kubota Corp.	477,864	3,705,556
Kuraray Co. Ltd.	162,986	2,142,090
Kuraya Sanseido, Inc.	69,800	1,072,873
Kurita Water Industries Ltd.	57,900	1,759,924
Kyocera Corp.	71,102	6,522,187
Kyowa Hakko Kogyo Co. Ltd.	125,000	1,213,246
Kyushu Electric Power Co., Inc.	170,470	4,548,615
Lawson, Inc.	26,116	868,241
Leopalace21 Corp.	50,900	1,573,525
Mabuchi Motor Co. Ltd.	11,421	743,615
Makita Corp.	53,700	2,077,423
Marubeni Corp.	705,244	5,754,981
Marui Co. Ltd.	146,849	1,681,463
Matsui Securities Co. Ltd. (d)	68,900	574,737
Matsumotokiyoshi Co. Ltd.	10,500	212,167
Matsushita Electric Industrial Co. Ltd.	865,073	15,104,175
Matsushita Electric Works Co. Ltd.	183,000	2,239,204
Meiji Dairies Corp.	137,000	761,867
Meiji Seika Kaisha Ltd. (d)	114,888	534,732
Meitec Corp. (d)	12,300	395,112
Millea Holdings, Inc.	344,200	13,303,330
Minebea Co. Ltd.	191,008	1,166,121
Mitsubishi Chemical Holdings Corp.	534,775	5,005,795
Mitsubishi Corp.	587,702	16,544,265
Mitsubishi Electric Corp.	869,106	10,214,182
Mitsubishi Estate Co. Ltd.	515,723	13,805,460
Mitsubishi Gas Chemical Co., Inc.	195,867	1,652,451
Mitsubishi Heavy Industries Ltd.	1,441,256	8,823,890
Mitsubishi Logistics Corp.	55,000	750,874
Mitsubishi Materials Corp.	518,937	2,885,846
Mitsubishi Rayon Co. Ltd.	211,312	1,346,645
Mitsubishi UFJ Financial Group, Inc.	3,604	34,598,401
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,390	844,111
Mitsubishi UFJ Securities Co. Ltd.	113,000	1,094,823
Mitsui & Co. Ltd.	739,123	15,381,775
Mitsui Chemicals, Inc.	285,683	2,595,212
Mitsui Engineering & Shipbuilding Co.	361,000	1,889,089
Mitsui Fudosan Co. Ltd.	367,677	9,620,149
Mitsui Marine & Fire Insurance Co. Ltd.	517,475	5,835,865
Mitsui Mining & Smelting Co. Ltd.	240,154	978,824
Mitsui O.S.K. Lines Ltd.	467,285	6,883,884
Mitsui Trust Holdings, Inc.	313,300	2,613,426
Mitsukoshi Ltd.	189,376	842,180
Mitsumi Electric Co. Ltd.	30,600	1,152,075
Mizuho Financial Group, Inc.	4,354	27,559,105
Murata Manufacturing Co. Ltd.	97,554	6,840,279
Common Stocks - continued
	Shares	Value
Japan - continued
Namco Bandai Holdings, Inc.	78,150	$ 1,133,059
NEC Corp.	910,951	4,302,839
Nec Electronics Corp. (a)(d)	22,300	614,283
NGK Insulators Ltd.	117,309	3,879,742
NGK Spark Plug Co. Ltd.	88,000	1,455,205
NHK Spring Co. Ltd.	37,000	331,644
Nichirei Corp.	125,860	590,147
Nidec Corp.	45,242	3,172,273
Nikko Cordial Corp.	217,563	2,806,780
Nikon Corp.	148,838	4,652,593
Nintendo Co. Ltd.	43,796	20,373,900
Nippon Building Fund, Inc.	190	2,444,627
Nippon Electric Glass Co. Ltd.	148,000	2,144,502
Nippon Express Co. Ltd.	342,546	1,804,353
Nippon Kayaku Co. Ltd.	43,000	342,351
Nippon Light Metal Co. Ltd.	257,000	563,689
Nippon Meat Packers, Inc.	90,740	981,799
Nippon Mining Holdings, Inc.	377,500	3,413,000
Nippon Oil Corp.	533,129	4,497,794
Nippon Paper Group, Inc.	434	1,461,595
Nippon Sheet Glass Co. Ltd.	233,000	1,374,198
Nippon Shokubai Co. Ltd.	34,000	302,111
Nippon Steel Corp.	2,557,661	17,933,775
Nippon Telegraph & Telephone Corp.	2,338	10,801,560
Nippon Yusen KK	501,578	4,959,258
Nishi-Nippon City Bank Ltd.	322,000	1,012,115
Nishimatsu Construction Co. Ltd. (d)	71,000	231,139
Nissan Chemical Industries Co. Ltd.	60,000	751,263
Nissan Motor Co. Ltd.	1,015,548	9,698,484
Nisshin Seifun Group, Inc.	70,090	642,161
Nisshin Steel Co. Ltd.	353,000	1,414,378
Nisshinbo Industries, Inc.	75,000	920,297
Nissin Food Products Co. Ltd. (d)	44,323	1,408,477
Nitori Co. Ltd.	15,850	825,314
Nitto Denko Corp.	72,994	3,403,718
NOK Corp.	39,000	756,055
Nomura Holdings, Inc.	790,247	13,963,665
Nomura Real Estate Holdings, Inc.	23,700	671,266
Nomura Real Estate Office Fund, Inc.	95	902,379
Nomura Research Institute Ltd.	50,900	1,714,175
NSK Ltd.	204,576	1,759,490
NTN Corp.	187,611	1,537,437
NTT Data Corp.	560	2,708,001
NTT DoCoMo, Inc.	7,108	10,846,808
NTT Urban Development Co.	487	874,712
Obayashi Corp.	245,704	1,268,779
Obic Co. Ltd.	3,980	787,030
Odakyu Electric Railway Co. Ltd.	236,000	1,440,801
Oji Paper Co. Ltd.	384,352	1,921,677
Oki Electric Industry Co. Ltd. (a)(d)	277,000	495,134
Okuma Corp.	52,000	774,578
Okumura Holdings, Inc. (d)	49,000	274,185

	Shares	Value
Olympus Corp.	102,429	$ 4,369,408
Omron Corp.	97,960	2,596,928
Onward Kashiyama Co. Ltd.	77,000	910,263
Oracle Corp. Japan (d)	21,200	931,808
Oriental Land Co. Ltd.	27,856	1,573,147
ORIX Corp.	40,198	8,611,998
Osaka Gas Co. Ltd.	938,525	3,484,873
OSG Corp.	39,100	486,872
Otsuka Corp.	5,700	575,390
Park24 Co. Ltd. (d)	37,700	362,985
Pioneer Corp. (d)	83,438	1,015,911
Promise Co. Ltd. (d)	32,225	887,680
QP Corp.	20,900	194,733
Rakuten, Inc.	2,614	968,357
Resona Holdings, Inc.	2,475	5,214,801
Ricoh Co. Ltd.	292,770	6,472,011
Rinnai Corp.	10,100	313,976
Rohm Co. Ltd.	45,644	4,063,638
Round One Corp.	149	349,968
Ryohin Keikaku Co. Ltd.	9,700	627,374
Sanken Electric Co. Ltd.	72,000	499,253
Sankyo Co. Ltd. (Gunma)	26,500	1,093,822
Santen Pharmaceutical Co. Ltd.	26,600	656,932
Sanwa Shutter Corp.	100,000	585,467
Sanyo Electric Co. Ltd. (a)(d)	683,382	1,062,206
Sapporo Breweries Ltd. (d)	108,578	623,500
Sapporo Hokuyo Holdings, Inc.	126	1,349,165
SBI Holdings, Inc.	3,938	1,054,169
Secom Co. Ltd.	97,267	4,720,354
Sega Sammy Holdings, Inc.	91,700	1,394,445
Seiko Epson Corp.	59,600	1,554,268
Seino Holdings Co. Ltd.	71,000	701,386
Sekisui Chemical Co. Ltd.	181,293	1,343,201
Sekisui House Ltd.	218,467	2,837,307
Seven & I Holdings Co. Ltd.	360,100	9,608,471
Sharp Corp.	433,675	7,545,919
Shimachu Co. Ltd.	11,600	314,529
Shimamura Co. Ltd.	8,600	797,582
SHIMANO, Inc.	35,600	1,143,578
SHIMIZU Corp.	254,416	1,621,338
Shin-Etsu Chemical Co. Ltd.	179,562	12,993,650
Shinko Electric Industries Co.Ltd.	23,900	529,368
Shinko Securities Co. Ltd.	258,000	1,229,791
Shinsei Bank Ltd.	560,000	1,871,422
Shionogi & Co. Ltd.	131,091	1,908,548
Shiseido Co. Ltd.	142,950	2,999,091
Shizuoka Bank Ltd.	256,274	2,679,917
Showa Denko KK	476,336	1,735,796
Showa Shell Sekiyu KK	68,000	825,595
SMC Corp.	26,371	3,497,764
Softbank Corp. (d)	325,930	6,262,202
Sojitz Corp.	455,800	1,904,989
Sompo Japan Insurance, Inc.	382,712	4,279,712
Sony Corp.	443,685	21,199,270
Common Stocks - continued
	Shares	Value
Japan - continued
Stanley Electric Co. Ltd.	79,925	$ 1,749,578
Sumco Corp.	47,900	2,560,347
Sumitomo Bakelite Co. Ltd.	118,000	751,988
Sumitomo Chemical Co. Ltd.	694,334	5,186,295
Sumitomo Corp.	465,842	8,065,396
Sumitomo Electric Industries Ltd.	335,606	5,341,064
Sumitomo Heavy Industries Ltd.	246,822	2,764,372
Sumitomo Metal Industries Ltd.	1,836,966	9,311,334
Sumitomo Metal Mining Co. Ltd.	251,065	4,986,395
Sumitomo Mitsui Financial Group, Inc.	2,898	22,897,717
Sumitomo Osaka Cement Co. Ltd.	101,144	249,792
Sumitomo Realty & Development Co. Ltd.	168,000	5,498,208
Sumitomo Rubber Industries Ltd.	75,000	834,161
Sumitomo Titanium Corp.	7,800	611,580
Sumitomo Trust & Banking Co. Ltd.	543,344	4,485,444
Suzuken Co. Ltd.	26,460	875,107
T&D Holdings, Inc.	88,400	5,137,360
Taiheiyo Cement Corp.	398,684	1,576,765
Taisei Corp.	466,594	1,490,780
Taisho Pharmaceutical Co. Ltd. (d)	54,524	1,066,421
Taiyo Nippon Sanso Corp.	98,000	866,560
Taiyo Yuden Co. Ltd. (d)	45,000	901,516
Takara Holdings, Inc.	71,551	409,640
Takashimaya Co. Ltd.	128,000	1,372,791
Takeda Pharamaceutical Co. Ltd.	369,942	25,300,641
Takefuji Corp.	47,631	1,279,154
Tanabe Seiyaku Co. Ltd.	98,000	1,186,443
TDK Corp.	56,125	4,773,812
Teijin Ltd.	366,341	1,831,626
Terumo Corp.	72,912	3,425,079
The Daimaru, Inc.	102,000	1,104,512
The Goodwill Group, Inc. (d)	390	81,196
The Suruga Bank Ltd.	76,000	998,195
THK Co. Ltd.	59,000	1,207,461
TIS, Inc.	13,600	293,597
Tobu Railway Co. Ltd. (d)	405,297	1,823,408
Toda Corp.	121,762	661,356
Toho Co. Ltd.	55,554	1,172,916
Toho Titanium Co. Ltd. (d)	13,400	469,790
Tohoku Electric Power Co., Inc.	185,390	4,426,436
Tokai Rika Co. Ltd.	28,200	757,325
Tokuyama Corp.	88,000	1,195,320
Tokyo Broadcasting System, Inc.	17,300	516,886
Tokyo Electric Power Co.	541,118	14,204,903
Tokyo Electron Ltd.	73,618	5,263,651
Tokyo Gas Co. Ltd.	952,395	4,728,873
Tokyo Seimitsu Co. Ltd.	10,300	308,631
Tokyo Steel Manufacturing Co. Ltd.	44,500	589,849
Tokyo Tatemono Co. Ltd.	119,000	1,573,240
Tokyu Corp.	476,954	2,977,745
Tokyu Land Corp.	198,000	1,826,035
TonenGeneral Sekiyu KK	141,856	1,405,024

	Shares	Value
Toppan Printing Co. Ltd.	248,013	$ 2,488,590
Toray Industries, Inc.	607,883	4,645,537
Toshiba Corp. (d)	1,333,880	12,025,135
Tosoh Corp.	176,816	1,082,531
Toto Ltd.	101,185	807,348
Toyo Seikan Kaisha Ltd.	71,800	1,364,017
Toyo Suisan Kaisha Ltd.	45,000	786,883
Toyobo Co. Ltd.	260,000	603,946
Toyoda Gosei Co. Ltd.	29,500	952,722
Toyota Boshoku Corp.	28,700	874,841
Toyota Industries Corp.	80,586	3,416,755
Toyota Motor Corp.	1,201,251	69,480,360
Toyota Tsusho Corp.	87,100	2,158,603
Trend Micro, Inc.	48,000	1,972,972
Ube Industries Ltd. (a)	426,605	1,337,227
Uni-Charm Corp.	21,860	1,260,954
UNY Co. Ltd.	71,000	618,618
Ushio, Inc.	44,100	860,636
USS Co. Ltd.	9,940	668,646
Wacoal Holdings Corp.	44,000	552,066
West Japan Railway Co.	742	3,581,693
Yahoo! Japan Corp.	6,677	2,473,497
Yakult Honsha Co. Ltd. (d)	47,366	1,090,025
Yamada Denki Co. Ltd.	40,245	4,038,227
Yamaha Corp.	69,043	1,460,691
Yamaha Motor Co. Ltd.	79,200	2,085,920
Yamato Holdings Co. Ltd.	160,232	2,350,798
Yamazaki Baking Co. Ltd.	29,000	217,365
Yaskawa Electric Corp.	112,000	1,368,507
Yokogawa Electric Corp.	86,800	1,077,083
Zeon Corp.	89,000	902,258
TOTAL JAPAN		1,267,622,946
Luxembourg - 0.1%
Acergy SA	81,000	2,137,590
Oriflame Cosmetics SA unit	18,917	1,036,743
Stolt-Nielsen SA	12,300	392,459
TOTAL LUXEMBOURG		3,566,792
Netherlands - 4.0%
ABN AMRO Holding NV	792,189	36,852,632
Aegon NV (d)	653,339	11,918,123
Akzo Nobel NV	117,443	9,248,636
Arcelor Mittal Class A	401,560	26,461,547
ASML Holding NV	201,883	5,989,869
Corio NV	20,166	1,570,915
Corporate Express	64,853	728,024
EADS NV	140,963	4,182,652
Fugro NV (Certificaten Van Aandelen) unit	24,881	1,728,728
Hagemeyer NV	222,669	943,428
Heineken NV (Bearer)	106,619	6,727,659
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	830,507	$ 33,378,076
James Hardie Industries NV unit	232,144	1,538,798
Koninklijke Ahold NV	570,240	7,658,323
Koninklijke KPN NV	860,640	13,413,319
Koninklijke Numico NV	75,142	5,526,940
Koninklijke Philips Electronics NV	505,817	20,005,062
Oce NV	37,860	814,941
QIAGEN NV (a)(d)	79,244	1,361,351
Randstad Holdings NV	24,785	1,387,101
Reed Elsevier NV	313,630	5,657,106
Royal DSM NV	66,529	3,401,561
SBM Offshore NV	55,633	2,085,027
STMicroelectronics NV	299,618	5,216,349
TNT NV	189,621	8,008,235
Unilever NV (Certificaten Van Aandelen)	766,988	23,437,244
Vedior NV (Certificaten Van Aandelen)	75,047	1,704,346
Wereldhave NV	9,290	1,112,356
Wolters Kluwer NV (Certificaten Van Aandelen)	125,282	3,649,094
TOTAL NETHERLANDS		245,707,442
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	721,732
Contact Energy Ltd.	130,563	838,227
Fisher & Paykel Appliances Holdings Ltd.	57,025	147,643
Fisher & Paykel Healthcare Corp.	128,247	304,148
Fletcher Building Ltd.	219,029	1,807,297
Kiwi Income Property Trust	488,687	497,186
Sky City Entertainment Group Ltd.	242,931	780,673
Sky Network Television Ltd.	55,207	216,147
Telecom Corp. of New Zealand Ltd.	956,951	2,899,562
Vector Ltd.	122,841	219,788
TOTAL NEW ZEALAND		8,432,403
Norway - 0.9%
Aker Kvaerner ASA	81,950	2,059,504
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	378,600	675,445
DnB Nor ASA	317,459	4,351,215
Marine Harvest ASA (a)	1,006,000	1,180,403
Norsk Hydro ASA	313,330	11,521,144
Norske Skogindustrier ASA (A Shares)	65,500	797,766
Ocean RIG ASA (a)(d)	92,700	586,789
Orkla ASA (A Shares)	361,345	5,851,540
Petroleum Geo-Services ASA	70,600	1,641,450
ProSafe ASA	81,200	1,225,787
Renewable Energy Corp. AS (a)	73,800	2,794,687
Schibsted ASA (B Shares)	22,050	994,811
Statoil ASA	282,278	8,135,092
Storebrand ASA (A Shares)	97,350	1,497,975

	Shares	Value
TANDBERG ASA	52,650	$ 1,147,039
Telenor ASA	381,908	7,084,393
TGS Nopec Geophysical Co. ASA (a)	43,700	751,522
Tomra Systems AS (d)	81,500	562,729
Yara International ASA	91,017	2,420,084
TOTAL NORWAY		55,279,375
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.) (d)	906,914	4,237,883
Banco Espirito Santo SA (BES) (Reg.)	106,143	2,296,310
BPI-SGPS SA (d)	153,390	1,352,042
Brisa Auto-Estradas de Portugal SA	128,810	1,654,817
Cimpor-Cimentos de Portugal SGPS SA	90,960	855,044
Energias de Portugal SA	897,538	4,927,726
Jeronimo Martins SGPS SA	115,994	662,122
Portugal Telecom SGPS SA (Reg.)	340,336	4,664,387
PT Multimedia SGPS SA (d)	47,451	775,738
Sonae Industria SGPS SA (a)	40,542	525,260
Sonae SGPS SA	351,130	937,589
TOTAL PORTUGAL		22,888,918
Singapore - 1.0%
Allgreen Properties Ltd.	393,000	440,936
Ascendas Real Estate Investment Trust (A-REIT)	379,100	584,532
CapitaCommercial Trust (REIT)	429,000	709,324
CapitaLand Ltd.	647,000	3,141,395
CapitaMall Trust	560,000	1,249,262
Chartered Semiconductor Manufacturing Ltd. (a)	428,800	303,854
City Developments Ltd.	206,000	2,013,910
ComfortDelgro Corp. Ltd.	660,784	845,436
Cosco Corp. Singapore Ltd.	462,000	1,530,805
DBS Group Holdings Ltd.	489,361	6,421,639
Fraser & Neave Ltd.	402,150	1,308,749
Haw Par Corp. Ltd.	7,000	36,743
Jardine Cycle & Carriage Ltd.	56,276	579,708
Keppel Corp. Ltd.	463,000	3,888,459
Keppel Land Ltd.	191,000	964,963
Neptune Orient Lines Ltd.	230,000	739,453
Olam International Ltd.	218,000	431,966
Oversea-Chinese Banking Corp. Ltd.	1,096,968	6,153,846
Parkway Holdings Ltd.	298,202	774,805
SembCorp Industries Ltd.	345,130	1,279,433
SembCorp Marine Ltd.	373,800	1,025,185
Singapore Airlines Ltd.	251,170	3,131,179
Singapore Exchange Ltd.	381,000	2,437,340
Singapore Land Ltd.	38,000	246,834
Singapore Petroleum Co. Ltd.	25,000	96,778
Singapore Post Ltd.	815,000	663,080
Singapore Press Holdings Ltd.	726,021	2,067,404
Singapore Technologies Engineering Ltd.	662,161	1,598,814
Singapore Telecommunications Ltd.	3,639,827	8,692,980
SMRT Corp. Ltd.	119,000	135,857
Common Stocks - continued
	Shares	Value
Singapore - continued
Suntec (REIT)	526,000	$ 610,865
United Overseas Bank Ltd.	510,846	6,971,719
Uol Group Ltd.	283,984	927,918
Venture Corp. Ltd.	107,808	1,103,474
Wing Tai Holdings Ltd.	274,000	625,628
TOTAL SINGAPORE		63,734,273
Spain - 4.0%
Abertis Infraestructuras SA (d)	109,118	3,309,103
Acerinox SA (Reg.) (d)	77,561	1,950,580
Actividades de Construccion y Servicios SA (ACS)	96,035	5,276,506
Altadis SA (Spain)	110,181	7,317,623
Antena 3 Television SA (d)	45,397	848,536
Azucarera Ebro Agricolas SA	47,426	1,042,172
Banco Bilbao Vizcaya Argentaria SA	1,563,403	36,302,218
Banco Popular Espanol SA (Reg.)	357,675	6,524,660
Banco Santander Central Hispano SA	2,747,459	50,196,076
Cintra Concesiones de Infrastructuras de Transporte SA (d)	102,758	1,615,512
Corporacion Mapfre SA (Reg.)	279,642	1,234,344
Endesa SA	283,188	15,362,949
Fomento Construcciones y Contratas SA (FOCSA)	22,033	1,919,565
Gamesa Corporacion Tecnologica, SA	81,098	3,232,758
Gas Natural SDG SA Series E	55,844	2,973,170
Gestevision Telecinco SA	32,878	873,431
Grupo Acciona SA	13,291	3,333,498
Grupo Ferrovial SA (d)	25,202	2,211,106
Iberdrola SA	411,885	22,838,053
Iberia Lineas Aereas de Espana SA	226,270	1,029,585
Inditex SA	98,263	5,763,043
Indra Sistemas SA	57,627	1,505,786
Promotora de Informaciones SA (PRISA)	43,982	940,726
Repsol YPF SA	347,999	12,514,044
Sociedad General de Aguas de Barcelona SA	29,196	1,061,997
Sogecable SA (a)	16,433	621,925
Telefonica SA	1,976,813	49,209,465
Union Fenosa SA	47,596	2,600,829
Vallehermoso SA (d)	37,575	1,489,638
Zardoya Otis SA	50,546	1,593,451
Zeltia SA (d)	76,948	766,308
TOTAL SPAIN		247,458,657
Sweden - 2.4%
AB Volvo:
(A Shares)	193,700	3,349,000
(B Shares)	490,010	8,472,089
Alfa Laval AB	41,200	2,475,990
Assa Abloy AB (B Shares)	129,443	2,679,056
Atlas Copco AB:
(A Shares)	304,760	5,059,302

	Shares	Value
(B Shares)	156,310	$ 2,470,247
Axfood AB	10,950	390,550
Billerud AB	11,700	163,273
Boliden AB	127,650	2,683,589
Castellum AB	71,000	880,140
D. Carnegie & Co. AB	39,790	644,687
Electrolux AB (B Shares)	112,369	2,517,110
Elekta AB (B Shares)	47,394	723,224
Eniro AB	63,515	768,936
Fabege AB	65,330	734,077
Getinge AB (B Shares)	64,000	1,396,509
H&M Hennes & Mauritz AB (B Shares)	212,421	11,965,081
Hoganas AB (A Shares)	5,600	160,355
Holmen AB (B Shares)	28,800	1,100,273
Husqvarna AB (B Shares)	126,469	1,613,593
Kungsleden AB	53,810	659,245
Lundin Petroleum AB (a)(d)	85,200	821,464
Modern Times Group MTG AB (B Shares)	19,775	1,131,073
Nobia AB	52,950	589,212
Nordea Bank AB	903,673	13,757,128
OMX AB	40,400	1,394,073
Sandvik AB	423,030	8,602,035
SAS AB (a)	34,600	659,673
Scania AB (B Shares)	171,216	3,971,838
Securitas AB (B Shares)	147,608	1,947,505
Securitas Direct AB (a)(d)	176,508	499,029
Securitas Systems AB	192,008	673,693
Skandinaviska Enskilda Banken AB (A Shares)	203,975	6,151,308
Skanska AB (B Shares)	160,069	3,243,293
SKF AB (B Shares)	191,400	3,898,930
SSAB Svenskt Stal AB:
(A Shares)	62,757	2,129,145
(A Shares) (a)	15,689	532,278
(B Shares)	34,807	1,090,053
(B Shares) (a)	8,701	272,490
Svenska Cellulosa AB (SCA) (B Shares)	250,012	4,331,676
Svenska Handelsbanken AB (A Shares)	223,964	6,218,336
Swedish Match Co.	121,750	2,352,141
TELE2 AB (B Shares)	132,259	2,416,145
Telefonaktiebolaget LM Ericsson (B Shares)	6,548,573	24,367,240
TeliaSonera AB	968,135	7,544,693
Trelleborg AB (B Shares)	31,000	746,100
Wihlborgs Fastigheter AB	15,506	281,582
TOTAL SWEDEN		150,528,459
Switzerland - 6.5%
ABB Ltd. (Reg.)	935,196	22,976,648
Adecco SA (Reg.)	60,151	3,918,510
Ciba Specialty Chemicals, Inc.	35,721	1,953,227
Clariant AG (Reg.)	116,648	1,553,570
Compagnie Financiere Richemont unit	235,785	14,589,666
Credit Suisse Group (Reg.)	486,726	31,948,695
Common Stocks - continued
	Shares	Value
Switzerland - continued
Geberit AG (Reg.)	19,039	$ 2,803,443
Givaudan AG	3,027	2,731,900
Holcim Ltd. (Reg.)	91,551	9,890,855
Kudelski SA (Bearer)	17,490	545,455
Kuehne & Nagel International AG	24,291	2,274,675
Kuoni Reisen Holding AG Class B (Reg.)	1,306	659,023
Logitech International SA (Reg.) (a)	79,329	2,160,129
Lonza Group AG	21,476	2,105,229
Nestle SA (Reg.)	177,924	77,717,203
Nobel Biocare Holding AG (Switzerland)	11,265	3,068,206
Novartis AG (Reg.)	1,031,515	54,309,265
Oc Oerlikon Corp. AG (Reg.) (a)(d)	2,670	859,188
PSP Swiss Property AG	21,523	1,159,965
Rieter Holding AG (Reg.)	2,512	1,338,237
Roche Holding AG (participation certificate)	312,421	54,673,675
Schindler Holding AG (participation certificate)	25,748	1,576,169
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,142	2,558,670
Sonova Holding AG	22,105	1,952,942
Straumann Holding AG	3,714	1,018,481
Sulzer AG (Reg.)	1,590	2,108,425
Swiss Life Holding	15,314	3,632,617
Swiss Reinsurance Co. (Reg.)	158,687	13,350,265
Swisscom AG (Reg.)	10,087	3,542,153
Syngenta AG (Switzerland)	46,992	8,815,699
The Swatch Group AG:
(Bearer)	14,452	4,324,781
(Reg.)	28,374	1,593,742
UBS AG (Reg.)	890,117	46,499,712
Zurich Financial Services AG (Reg.)	64,933	18,571,853
TOTAL SWITZERLAND		402,782,273
United Kingdom - 22.0%
3i Group plc	173,027	3,681,263
Aegis Group PLC	395,776	1,051,552
Aggreko PLC	103,051	1,112,864
AMEC PLC	141,772	1,865,527
Anglo American PLC (United Kingdom)	593,618	34,046,085
ARM Holdings PLC	619,907	1,840,824
Arriva PLC	72,986	1,113,471
AstraZeneca PLC (United Kingdom)	667,863	32,858,860
Aviva PLC	1,140,849	16,300,411
BAE Systems PLC	1,509,522	14,071,711
Balfour Beatty PLC	176,367	1,684,100
Barclays PLC	2,901,513	35,978,761
Barratt Developments PLC	125,949	2,358,344
BBA Aviation plc	224,537	1,091,278
Bellway PLC	54,270	1,389,934
Berkeley Group Holdings PLC unit	44,096	1,429,044
BG Group PLC	1,489,017	23,842,439
BHP Billiton PLC	1,048,036	30,836,283

	Shares	Value
Biffa PLC	141,286	$ 718,722
Bovis Homes Group PLC	57,384	889,913
BP PLC	8,479,676	95,198,496
British Airways PLC (a)	251,292	2,149,963
British American Tobacco PLC	671,807	22,337,583
British Energy Group PLC	451,152	4,216,996
British Land Co. PLC	233,647	6,092,412
British Sky Broadcasting Group PLC (BSkyB)	513,595	6,996,433
Brixton PLC	104,690	834,992
BT Group PLC	3,665,307	23,369,997
Bunzl PLC	154,773	2,150,527
Burberry Group PLC	189,626	2,334,609
Cable & Wireless PLC	1,043,587	3,600,885
Cadbury Schweppes PLC	919,794	10,869,729
Capita Group PLC	272,636	4,126,334
Carnival PLC	75,620	3,391,557
Carphone Warehouse Group PLC	161,800	1,112,662
Cattles PLC	171,925	1,264,634
Centrica PLC	1,622,510	12,613,694
Charter PLC (a)	75,783	1,704,030
Close Brothers Group PLC	59,180	920,749
Cobham PLC	436,621	1,769,829
Compass Group PLC	870,959	5,708,363
Cookson Group PLC	97,695	1,512,103
CSR PLC (a)	51,632	675,763
Daily Mail & General Trust PLC Class A	135,278	1,851,005
Davis Service Group PLC	72,669	865,366
De La Rue PLC	63,429	951,681
Diageo PLC	1,192,302	25,461,609
DSG International PLC	817,767	2,556,182
Electrocomponents PLC	156,889	801,258
EMAP PLC	89,658	1,637,224
EMI Group PLC	350,047	1,884,812
Enterprise Inns PLC	251,870	3,273,632
Experian Group Ltd.	440,418	4,645,124
First Choice Holidays PLC	202,863	1,209,924
FirstGroup PLC	197,041	2,588,818
FKI PLC	239,508	509,569
Friends Provident PLC	840,581	3,032,637
G4S PLC (United Kingdom)	487,455	1,948,849
Galiform PLC (a)	237,595	622,890
GKN PLC	294,924	2,188,711
GlaxoSmithKline PLC	2,518,851	65,767,200
Great Portland Estates PLC	91,302	1,191,283
Hammerson PLC	122,113	3,270,322
Hays PLC	685,763	2,198,881
HBOS plc	1,652,851	29,299,021
Home Retail Group	395,552	3,304,431
HSBC Holdings PLC (United Kingdom) (Reg.)	5,196,207	93,853,891
Icap PLC	208,050	2,047,472
IMI PLC	115,581	1,313,442
Imperial Chemical Industries PLC	526,901	6,736,725
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	289,994	$ 13,105,735
Inchcape PLC	187,424	1,784,012
InterContinental Hotel Group PLC	132,108	2,762,730
International Power PLC	660,157	5,385,131
Intertek Group PLC	54,496	1,079,212
Invensys PLC (a)	371,615	2,561,134
Invesco PLC	348,017	4,228,517
Investec PLC	167,230	1,822,806
ITV PLC	1,703,884	3,769,443
J Sainsbury PLC	679,179	7,587,951
Johnson Matthey PLC	89,185	2,886,672
Kelda Group PLC	107,181	1,884,798
Kesa Electricals PLC	251,985	1,570,232
Kingfisher PLC	1,037,088	4,360,660
Land Securities Group PLC	205,681	7,515,933
Legal & General Group PLC	2,955,047	8,646,938
Liberty International PLC	119,421	2,887,556
Lloyds TSB Group PLC	2,494,266	27,413,835
LogicaCMG PLC	657,147	2,160,134
London Stock Exchange Group PLC	65,782	1,812,126
Man Group plc	766,128	7,624,634
Marks & Spencer Group PLC	765,927	9,701,742
Meggitt PLC	290,321	1,863,277
Meinl European Land Ltd. (a)	138,350	2,527,532
Michael Page International PLC	142,906	1,382,598
Misys PLC	220,416	1,025,688
Mitchells & Butlers PLC	184,342	2,648,742
Mondi PLC	159,533	1,574,830
National Express Group PLC Class L	60,703	1,535,105
National Grid PLC	1,170,614	17,528,336
Next PLC	94,063	3,662,955
Old Mutual plc	2,283,152	7,353,097
Pearson PLC	372,498	5,596,426
Persimmon PLC	126,075	2,941,663
Premier Farnell PLC	123,229	452,288
Prudential PLC	1,079,528	15,304,522
Punch Taverns Ltd.	115,286	2,555,082
Rank Group PLC	158,895	537,531
Reckitt Benckiser PLC	261,231	14,218,642
Reed Elsevier PLC	545,752	6,587,036
Rentokil Initial PLC	803,537	2,806,624
Resolution PLC	309,165	3,856,209
Reuters Group PLC	582,344	7,580,178
Rexam PLC	275,987	2,908,074
Rio Tinto PLC (Reg.)	441,850	30,355,095
Rolls-Royce Group PLC	807,721	8,323,631
Royal & Sun Alliance Insurance Group PLC	1,360,001	3,880,844
Royal Bank of Scotland Group PLC	4,194,989	48,601,692
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,615,031	62,696,331

	Shares	Value
Class B	1,221,483	$ 47,521,796
SABMiller PLC	394,358	10,815,836
Sage Group PLC	614,858	2,929,390
Schroders PLC	55,623	1,485,159
Scottish & Newcastle PLC	324,660	4,052,751
Scottish & Southern Energy PLC	375,881	10,748,729
Segro PLC	174,067	1,920,146
Serco Group PLC	225,139	1,917,127
Severn Trent PLC	97,710	2,689,690
Signet Group PLC	736,184	1,402,971
Smith & Nephew PLC	436,355	5,139,389
Smiths Group PLC	176,189	3,506,925
SSL International PLC	94,900	843,986
Stagecoach Group PLC	230,197	1,030,583
Standard Life PLC	908,146	5,498,816
Tate & Lyle PLC	203,507	2,316,721
Taylor Wimpey PLC	506,504	3,546,955
Tesco PLC	3,471,643	30,104,682
Thomas Cook Group PLC (a)	240,632	1,387,874
Tomkins PLC	374,710	1,804,136
Travis Perkins PLC	44,684	1,608,499
Trinity Mirror PLC	109,981	1,039,656
Tullett Prebon PLC	85,395	719,845
Unilever PLC	571,392	17,987,420
United Business Media PLC	108,725	1,658,704
United Utilities PLC	394,224	5,450,147
Vodafone Group PLC	23,382,794	75,760,255
Whitbread PLC	94,579	3,133,739
William Hill PLC	156,477	1,940,690
Wolseley PLC	296,658	6,221,856
WPP Group plc	510,499	7,273,590
Xstrata PLC	276,931	16,223,638
Yell Group PLC	319,945	2,911,542
TOTAL UNITED KINGDOM		1,353,574,887
United States of America - 0.0%
Synthes, Inc.	26,982	3,082,445
TOTAL COMMON STOCKS (Cost $4,967,955,154)		5,938,384,631
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Henkel KGaA	78,462	4,041,613
Porsche AG	3,839	6,859,121
ProSiebenSat.1 Media AG	35,935	1,231,245
RWE AG (non-vtg.)	20,126	2,049,270
Volkswagen AG	45,524	5,696,502
TOTAL GERMANY		19,877,751
Italy - 0.2%
Intesa Sanpaolo SpA	406,172	2,817,650
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Telecom Italia SpA (Risp)	2,628,148	$ 5,889,853
UNIPOL Assicurazioni SpA	307,293	976,689
TOTAL ITALY		9,684,192
Japan - 0.0%
Ito En Ltd.	8,760	63,541
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,992,328)		29,625,484
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (e) (Cost $14,949,037)	$ 15,000,000	14,962,320
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	196,184,886	196,184,886
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	71,308,264	71,308,264
TOTAL MONEY MARKET FUNDS (Cost $267,493,150)		267,493,150
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,272,389,669)		6,250,465,585
NET OTHER ASSETS - (1.4)%		(85,705,621)
NET ASSETS - 100%		$ 6,164,759,964
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
165 CAC 40 10 Euro Index Contracts (France)	Sept. 2007	$ 12,753,333	$ 577,657
41 DAX 30 Index Contracts (Germany)	Sept. 2007	10,684,622	36,916
553 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	32,365,186	(283,526)
427 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	54,383,373	(681,902)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
19 Hang Seng Index Contracts (Hong Kong)	Sept. 2007	$ 2,906,301	$ 58,139
20 IBEX 35 Index Contracts (Spain)	Sept. 2007	3,949,998	13,835
39 MSCI Index Contracts (Singapore)	Sept. 2007	2,148,442	4,299
343 OMX Index Contracts (Sweden)	Oct. 2007	6,048,451	153,169
18 S&P/MIB Index Contracts (Italy)	Sept. 2007	4,935,113	(137,389)
104 SPI 200 Index Contracts (Australia)	Sept. 2007	13,321,592	97,038
346 TOPIX 150 Index Contracts (Japan)	Sept. 2007	48,148,095	(2,464,937)
TOTAL EQUITY INDEX CONTRACTS		$ 191,644,506	$ (2,626,701)
The face value of futures purchased as a percentage of net assets - 3.1%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
16,164,000 AUD	Oct. 2007	$ 13,209,800	$ (768,185)
47,149,000 EUR	Oct. 2007	64,361,285	(230,917)
26,216,000 GBP	Oct. 2007	52,820,845	(527,216)
5,484,000,000 JPY	Oct. 2007	47,675,757	2,461,761
40,381,000 SEK	Oct. 2007	5,869,397	(166,248)
		$ 183,937,084	$ 769,195

(Payable Amount $183,167,889)
The value of contracts to buy as a percentage of net assets - 3.0%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,922,420.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,091,949
Fidelity Securities Lending Cash Central Fund	1,141,610
Total	$ 5,233,559
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $8,465,526 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,172,224) - See accompanying schedule: Unaffiliated issuers (cost $5,004,896,519)	$ 5,982,972,435
Fidelity Central Funds (cost $267,493,150)	267,493,150
Total Investments (cost $5,272,389,669)		$ 6,250,465,585
Foreign currency held at value (cost $18,948,130)		18,978,727
Receivable for investments sold		10,778,486
Unrealized appreciation on foreign currency contracts		769,195
Receivable for fund shares sold		20,054,257
Dividends receivable		15,480,550
Distributions receivable from Fidelity Central Funds		864,009
Receivable for daily variation on futures contracts		4,088,039
Receivable from investment adviser for expense reductions		500,733
Other receivables		164,331
Total assets		6,322,143,912

Liabilities
Payable for investments purchased	$ 76,452,150
Payable for closed foreign currency contracts	1,020,604
Payable for fund shares redeemed	7,643,612
Accrued management fee	852,852
Other affiliated payables	106,466
Collateral on securities loaned, at value	71,308,264
Total liabilities		157,383,948

Net Assets		$ 6,164,759,964
Net Assets consist of:
Paid in capital		$ 5,102,657,523
Undistributed net investment income		108,543,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,729,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		976,288,398
Net Assets		$ 6,164,759,964
Investor Class: Net Asset Value, offering price and redemption price per share ($4,370,189,623 ÷ 92,431,467 shares)		$ 47.28
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,794,570,341 ÷ 37,951,739 shares)		$ 47.29

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 122,465,488
Interest		497,075
Income from Fidelity Central Funds (including $1,141,610 from security lending)		5,233,559
		128,196,122
Less foreign taxes withheld		(10,468,865)
Total income		117,727,257

Expenses
Management fee	$ 4,878,974
Transfer agent fees	612,457
Independent trustees' compensation	8,655
Miscellaneous	5,269
Total expenses before reductions	5,505,355
Expense reductions	(2,975,557)	2,529,798
Net investment income (loss)		115,197,459
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,209,868
Foreign currency transactions	197,233
Futures contracts	2,661,796
Total net realized gain (loss)		19,068,897
Change in net unrealized appreciation (depreciation) on: Investment securities	145,320,296
Assets and liabilities in foreign currencies	459,221
Futures contracts	(2,834,739)
Total change in net unrealized appreciation (depreciation)		142,944,778
Net gain (loss)		162,013,675
Net increase (decrease) in net assets resulting from operations		$ 277,211,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,197,459	$ 74,468,595
Net realized gain (loss)	19,068,897	19,412,890
Change in net unrealized appreciation (depreciation)	142,944,778	487,247,960
Net increase (decrease) in net assets resulting from operations	277,211,134	581,129,445
Distributions to shareholders from net investment income	(13,767,145)	(69,190,968)
Distributions to shareholders from net realized gain	-	(6,955,306)
Total distributions	(13,767,145)	(76,146,274)
Share transactions - net increase (decrease)	1,127,875,872	2,231,762,509
Redemption fees	607,305	508,726
Total increase (decrease) in net assets	1,391,927,166	2,737,254,406

Net Assets
Beginning of period	4,772,832,798	2,035,578,392
End of period (including undistributed net investment income of $108,543,266 and undistributed net investment income of $10,992,689, respectively)	$ 6,164,759,964	$ 4,772,832,798

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 44.73	$ 37.60	$ 32.69	$ 28.41	$ 18.91	$ 23.41
Income from Investment Operations
Net investment income (loss) D	.95	1.03	.85	.64	.47	.41
Net realized and unrealized gain (loss)	1.71	7.00	4.72	4.25	9.57	(4.52)
Total from investment operations	2.66	8.03	5.57	4.89	10.04	(4.11)
Distributions from net investment income	(.12)	(.83)	(.60)	(.55)	(.55)	(.39)
Distributions from net realized gain	-	(.08)	(.07)	(.07)	-	-
Total distributions	(.12)	(.91)	(.67)	(.62)	(.55)	(.39)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.01	- I
Net asset value, end of period	$ 47.28	$ 44.73	$ 37.60	$ 32.69	$ 28.41	$ 18.91
Total Return B, C	5.97%	21.48%	17.23%	17.41%	53.55%	(17.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.58%	.60%	.58%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.25%	.47%	.40%
Expenses net of all reductions	.10%A	.10%	.10%	.25%	.47%	.39%
Net investment income (loss)	4.01%A	2.48%	2.54%	2.19%	1.99%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,370,190	$ 3,398,352	$ 1,440,236	$ 1,180,981	$ 556,578	$ 327,245
Portfolio turnover rate F	3%A	2%	2%	6%	31%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	.95	1.04	.18
Net realized and unrealized gain (loss)	1.72	6.99	4.03
Total from investment operations	2.67	8.03	4.21
Distributions from net investment income	(.12)	(.84)	(.52)
Distributions from net realized gain	-	(.08)	-
Total distributions	(.12)	(.92)	(.52)
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 47.29	$ 44.73	$ 37.61
Total Return B, C	6.00%	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	4.03% A	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,794,570	$ 1,374,481	$ 595,342
Portfolio turnover rate F	3% A	2%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 6,982,644,047	$ 1,665,189,867	$ (474,356,748)	$ 1,190,833,119
Spartan Extended Market Index	3,153,909,314	848,437,594	(345,612,954)	502,824,640
Spartan International Index	5,311,674,213	1,171,397,277	(232,605,905)	938,791,372

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the

Semiannual Report

4. Operating Policies - continued

Forward Foreign Currency Contracts - continued

aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	1,118,432,985	118,239,429
Spartan Extended Market Index	431,323,009	220,853,791
Spartan International Index	1,151,333,372	84,742,302

Securities received through in-kind subscriptions are noted in the table below.

Value of securities
	Received	Delivered	Realized gain (loss)
Spartan Total Market Index	$ 125,643,569	$ -	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Market Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 7,275
Spartan Extended Market Index	3,278
Spartan International Index	5,269

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 2,048,894
Fidelity Advantage Class	.07%	831,227

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Total Market Index	$ 62,436	$ 16,577
Spartan Extended Market Index	70,894	18,245
Spartan International Index	91,362	4,074

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
Spartan Total Market Index
From net investment income
Investor Class	$ 11,443,218	$ 43,648,865
Fidelity Advantage Class	7,941,847	30,793,009
Total	$ 19,385,065	$ 74,441,874
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,819,728	$ 20,181,573
Fidelity Advantage Class	1,809,108	9,493,047
Total	$ 5,628,836	$ 29,674,620
From net realized gain
Investor Class	$ 39,288,579	$ 48,524,471
Fidelity Advantage Class	17,697,791	22,055,793
Total	$ 56,986,370	$ 70,580,264
Spartan International Index
From net investment income
Investor Class	$ 9,762,295	$ 49,155,215
Fidelity Advantage Class	4,004,850	20,035,753
Total	$ 13,767,145	$ 69,190,968
From net realized gain
Investor Class	$ -	$ 4,966,961
Fidelity Advantage Class	-	1,988,345
Total	$ -	$ 6,955,306

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Spartan Total Market Index
Investor Class
Shares sold	26,603,591	61,659,939	$ 1,099,684,186	$ 2,385,031,078
Reinvestment of distributions	273,155	1,085,592	11,188,427	42,218,085
Shares redeemed	(15,669,108)	(18,335,114)	(655,094,417)	(695,873,695)
Net increase (decrease)	11,207,638	44,410,417	$ 455,778,196	$ 1,731,375,468
Fidelity Advantage Class
Shares sold	19,927,799	27,013,377	$ 837,098,845	$ 1,028,002,320
Reinvestment of distributions	172,264	709,350	7,055,954	27,494,213
Shares redeemed	(5,765,514)	(8,576,937)	(239,835,848)	(321,568,759)
Net increase (decrease)	14,334,549	19,145,790	$ 604,318,951	$ 733,927,774
Spartan Extended Market Index
Investor Class
Shares sold	11,777,126	21,662,729	$ 477,120,698	$ 822,154,397
Reinvestment of distributions	1,043,796	1,758,028	42,033,669	66,893,025
Shares redeemed	(7,828,283)	(11,799,411)	(317,576,037)	(439,720,539)
Net increase (decrease)	4,992,639	11,621,346	$ 201,578,330	$ 449,326,883
Fidelity Advantage Class
Shares sold	4,130,289	9,862,555	$ 168,081,652	$ 372,527,489
Reinvestment of distributions	443,842	750,569	17,873,533	28,567,756
Shares redeemed	(2,314,650)	(3,835,191)	(93,271,958)	(142,627,009)
Net increase (decrease)	2,259,481	6,777,933	$ 92,683,227	$ 258,468,236
Spartan International Index
Investor Class
Shares sold	30,759,319	50,335,556	$ 1,457,430,873	$ 2,126,472,096
Reinvestment of distributions	199,127	1,200,505	9,412,747	51,946,571
Shares redeemed	(14,504,404)	(13,858,952)	(684,784,636)	(578,762,039)
Net increase (decrease)	16,454,042	37,677,109	$ 782,058,984	$ 1,599,656,628
Fidelity Advantage Class
Shares sold	11,168,408	17,807,784	$ 531,137,781	$ 752,516,500
Reinvestment of distributions	73,008	441,375	3,451,107	19,084,741
Shares redeemed	(4,017,496)	(3,352,494)	(188,772,000)	(139,495,360)
Net increase (decrease)	7,223,920	14,896,665	$ 345,816,888	$ 632,105,881

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Spartan Total Market Index Fund

The Board stated that the relative investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Spartan Extended Market Index Fund

The Board stated that the relative investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Investor Class compared favorably to its benchmark. The Board considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Spartan International Index Fund

The Board stated that the relative investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Spartan Total Market Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Spartan International Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 20 basis points to 17 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also considered that the current contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. In addition, the Board considered that FMR voluntarily agreed to further limit the total expenses of Investor Class and Fidelity Advantage Class of Spartan International Index Fund to 10 basis points and 7 basis points, respectively.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-USAN-1007
1.790950.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund -

Investor Class

Fidelity Advantage Class

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indi-rectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Investor Class
Actual	$ 1,000.00	$ 1,056.70	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,057.00	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.6	3.2
General Electric Co.	3.0	2.8
AT&T, Inc.	1.9	1.8
Microsoft Corp.	1.8	1.9
Citigroup, Inc.	1.7	1.9
Bank of America Corp.	1.7	1.8
Procter & Gamble Co.	1.5	1.5
Cisco Systems, Inc.	1.5	1.2
Chevron Corp.	1.4	1.2
Johnson & Johnson	1.4	1.4
	19.5
Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	21.3
Information Technology	16.0	14.6
Health Care	11.5	12.0
Industrials	11.2	10.6
Energy	11.0	9.5
Consumer Discretionary	9.6	10.5
Consumer Staples	9.3	9.1
Telecommunication Services	3.7	3.5
Utilities	3.4	3.5
Materials	3.0	3.1

Semiannual Report

Showing Percentage of Net Assets

Investments August 31, 2007 (Unaudited)

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Johnson Controls, Inc.	438,481	$ 49,592
The Goodyear Tire & Rubber Co. (a)	458,491	12,682
WABCO Holdings, Inc.	1	0
		62,274
Automobiles - 0.4%
Ford Motor Co. (d)	4,610,687	36,009
General Motors Corp. (d)	1,257,307	38,650
Harley-Davidson, Inc.	572,386	30,789
		105,448
Distributors - 0.1%
Genuine Parts Co.	378,648	18,811
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	311,015	18,247
H&R Block, Inc.	717,673	14,239
		32,486
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	983,203	44,824
Darden Restaurants, Inc.	314,207	13,071
Harrah's Entertainment, Inc.	414,884	35,585
Hilton Hotels Corp.	866,192	39,802
International Game Technology	738,820	28,201
Marriott International, Inc. Class A	729,821	32,419
McDonald's Corp.	2,653,271	130,674
Starbucks Corp. (a)	1,646,304	45,356
Starwood Hotels & Resorts Worldwide, Inc.	478,045	29,218
Wendy's International, Inc.	193,912	6,378
Wyndham Worldwide Corp.	405,153	12,924
Yum! Brands, Inc.	1,164,101	38,089
		456,541
Household Durables - 0.5%
Black & Decker Corp.	146,605	12,718
Centex Corp.	265,448	7,674
D.R. Horton, Inc.	607,321	9,177
Fortune Brands, Inc.	339,487	28,208
Harman International Industries, Inc.	144,784	16,417
KB Home (d)	170,705	5,179
Leggett & Platt, Inc.	393,686	8,031
Lennar Corp. Class A	309,438	8,748
Newell Rubbermaid, Inc.	619,826	15,985
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	472,155	$ 7,857
Snap-On, Inc.	128,841	6,311
The Stanley Works	185,306	10,514
Whirlpool Corp.	175,388	16,909
		153,728
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	691,188	55,233
IAC/InterActiveCorp (a)	485,602	13,495
		68,728
Leisure Equipment & Products - 0.2%
Brunswick Corp. (d)	200,822	5,051
Eastman Kodak Co. (d)	639,365	17,052
Hasbro, Inc.	354,192	9,992
Mattel, Inc.	874,161	18,908
		51,003
Media - 3.2%
CBS Corp. Class B	1,628,020	51,299
Clear Channel Communications, Inc.	1,103,138	41,103
Comcast Corp. Class A	6,916,212	180,444
Dow Jones & Co., Inc.	145,248	8,577
E.W. Scripps Co. Class A	185,252	7,614
Gannett Co., Inc.	521,528	24,512
Interpublic Group of Companies, Inc. (a)(d)	1,042,057	11,411
McGraw-Hill Companies, Inc.	762,728	38,487
Meredith Corp.	86,576	4,840
News Corp. Class A	5,176,431	104,719
Omnicom Group, Inc.	735,169	37,442
The DIRECTV Group, Inc. (a)	1,713,443	39,975
The New York Times Co. Class A (d)	319,834	7,030
The Walt Disney Co.	4,403,974	147,974
Time Warner, Inc.	8,412,826	159,675
Tribune Co.	187,805	5,174
Viacom, Inc. Class B (non-vtg.) (a)	1,531,521	60,434
		930,710
Multiline Retail - 1.0%
Big Lots, Inc. (a)(d)	243,338	7,244
Dillard's, Inc. Class A (d)	135,365	3,214
Family Dollar Stores, Inc.	335,156	9,813
JCPenney Co., Inc.	499,998	34,380
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)	717,004	$ 42,518
Macy's, Inc.	1,021,461	32,401
Nordstrom, Inc.	498,836	23,994
Sears Holdings Corp. (a)(d)	183,006	26,272
Target Corp.	1,892,349	124,763
		304,599
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	196,118	15,434
AutoNation, Inc. (a)(d)	335,776	6,373
AutoZone, Inc. (a)(d)	106,174	12,878
Bed Bath & Beyond, Inc. (a)(d)	608,703	21,085
Best Buy Co., Inc. (d)	899,668	39,540
Circuit City Stores, Inc.	307,357	3,344
Gap, Inc.	1,178,252	22,104
Home Depot, Inc. (d)	4,387,334	168,079
Limited Brands, Inc.	760,565	17,615
Lowe's Companies, Inc.	3,344,794	103,889
Office Depot, Inc. (a)(d)	614,466	15,024
OfficeMax, Inc.	167,446	5,948
RadioShack Corp.	301,267	7,161
Sherwin-Williams Co.	243,283	16,789
Staples, Inc.	1,589,517	37,751
Tiffany & Co., Inc.	303,891	15,599
TJX Companies, Inc.	1,010,903	30,822
		539,435
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	824,811	36,729
Jones Apparel Group, Inc.	242,015	4,644
Liz Claiborne, Inc.	232,312	7,938
NIKE, Inc. Class B	842,588	47,471
Polo Ralph Lauren Corp. Class A	136,184	10,287
VF Corp.	198,006	15,811
		122,880
TOTAL CONSUMER DISCRETIONARY		2,846,643
CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	1,688,576	83,416
Brown-Forman Corp. Class B (non-vtg.)	175,138	12,533
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	619,929	$ 14,767
Constellation Brands, Inc. Class A (sub. vtg.) (a)	429,349	10,382
Molson Coors Brewing Co. Class B	105,229	9,414
Pepsi Bottling Group, Inc.	292,381	10,113
PepsiCo, Inc.	3,620,120	246,277
The Coca-Cola Co.	4,466,109	240,187
		627,089
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	992,625	61,295
CVS Caremark Corp.	3,430,247	129,732
Kroger Co.	1,573,376	41,820
Safeway, Inc.	981,412	31,140
SUPERVALU, Inc.	461,837	19,466
Sysco Corp.	1,373,347	45,842
Wal-Mart Stores, Inc.	5,387,498	235,057
Walgreen Co.	2,224,241	100,247
Whole Foods Market, Inc. (d)	314,172	13,905
		678,504
Food Products - 1.4%
Archer-Daniels-Midland Co.	1,450,626	48,886
Campbell Soup Co.	482,192	18,203
ConAgra Foods, Inc.	1,106,956	28,460
Dean Foods Co. (d)	288,906	7,760
General Mills, Inc.	769,757	43,014
H.J. Heinz Co.	721,945	32,553
Hershey Co.	380,981	17,716
Kellogg Co.	556,704	30,580
Kraft Foods, Inc. Class A	3,564,980	114,293
McCormick & Co., Inc. (non-vtg.)	289,328	10,370
Sara Lee Corp.	1,632,534	27,133
Tyson Foods, Inc. Class A	561,822	12,107
Wm. Wrigley Jr. Co.	479,162	27,911
		418,986
Household Products - 2.1%
Clorox Co.	337,273	20,169
Colgate-Palmolive Co.	1,136,740	75,389
Kimberly-Clark Corp.	947,927	65,113
Procter & Gamble Co.	6,998,172	457,051
		617,722
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	975,316	$ 33,502
Estee Lauder Companies, Inc. Class A	262,203	10,905
		44,407
Tobacco - 1.2%
Altria Group, Inc.	4,674,256	324,440
Reynolds American, Inc.	380,249	25,142
UST, Inc.	355,960	17,542
		367,124
TOTAL CONSUMER STAPLES		2,753,832
ENERGY - 11.0%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	711,910	59,701
BJ Services Co.	651,907	16,174
ENSCO International, Inc.	331,331	17,965
Halliburton Co.	2,031,388	70,266
Nabors Industries Ltd. (a)	625,646	18,513
National Oilwell Varco, Inc. (a)	394,729	50,525
Noble Corp.	595,706	29,225
Rowan Companies, Inc.	245,894	9,231
Schlumberger Ltd. (NY Shares)	2,619,241	252,757
Smith International, Inc.	445,533	29,855
Transocean, Inc. (a)(d)	640,380	67,298
Weatherford International Ltd. (a)	749,625	43,763
		665,273
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	1,031,029	50,500
Apache Corp.	735,970	56,949
Chesapeake Energy Corp. (d)	909,985	29,356
Chevron Corp.	4,776,467	419,183
ConocoPhillips	3,632,292	297,448
CONSOL Energy, Inc.	404,682	16,139
Devon Energy Corp.	988,555	74,448
El Paso Corp.	1,556,217	24,697
EOG Resources, Inc.	543,591	36,616
Exxon Mobil Corp.	12,519,385	1,073,284
Hess Corp.	606,401	37,215
Marathon Oil Corp.	1,524,469	82,154
Murphy Oil Corp.	418,093	25,479
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,853,069	$ 105,050
Peabody Energy Corp.	588,870	25,033
Spectra Energy Corp.	1,404,179	32,647
Sunoco, Inc.	269,906	19,741
Valero Energy Corp. (d)	1,220,075	83,587
Williams Companies, Inc.	1,330,905	41,258
XTO Energy, Inc.	851,995	46,314
		2,577,098
TOTAL ENERGY		3,242,371
FINANCIALS - 19.7%
Capital Markets - 3.2%
American Capital Strategies Ltd. (d)	392,337	16,200
Ameriprise Financial, Inc.	522,816	31,897
Bank New York Mellon Corp.	2,510,217	101,488
Bear Stearns Companies, Inc. (d)	264,541	28,745
Charles Schwab Corp.	2,097,479	41,530
E*TRADE Financial Corp. (a)	948,666	14,780
Federated Investors, Inc. Class B (non-vtg.)	196,845	6,911
Franklin Resources, Inc.	366,155	48,248
Goldman Sachs Group, Inc.	907,783	159,779
Janus Capital Group, Inc. (d)	389,753	10,364
Legg Mason, Inc.	292,266	25,375
Lehman Brothers Holdings, Inc.	1,183,691	64,902
Merrill Lynch & Co., Inc.	1,935,274	142,630
Morgan Stanley	2,342,257	146,087
Northern Trust Corp.	419,344	25,773
State Street Corp.	882,531	54,152
T. Rowe Price Group, Inc. (d)	590,314	30,295
		949,156
Commercial Banks - 3.7%
BB&T Corp.	1,205,795	47,906
Comerica, Inc.	346,572	19,332
Commerce Bancorp, Inc. (d)	425,308	15,622
Compass Bancshares, Inc. (d)	292,713	20,036
Fifth Third Bancorp	1,222,492	43,631
First Horizon National Corp.	279,465	8,574
Huntington Bancshares, Inc.	811,880	13,972
KeyCorp (d)	871,840	29,032
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	168,388	$ 17,829
Marshall & Ilsley Corp.	575,840	25,170
National City Corp.	1,279,574	34,433
PNC Financial Services Group, Inc.	766,549	53,942
Regions Financial Corp.	1,566,139	49,020
SunTrust Banks, Inc.	792,561	62,414
Synovus Financial Corp.	726,676	20,071
U.S. Bancorp, Delaware	3,864,141	125,005
Wachovia Corp.	4,252,238	208,275
Wells Fargo & Co.	7,422,257	271,209
Zions Bancorp	244,458	17,259
		1,082,732
Consumer Finance - 1.0%
American Express Co.	2,641,579	154,849
Capital One Financial Corp.	918,370	59,382
Discover Financial Services (a)	1,171,129	27,100
SLM Corp.	914,331	45,973
		287,304
Diversified Financial Services - 5.0%
Bank of America Corp.	9,862,508	499,832
CIT Group, Inc.	426,224	16,013
Citigroup, Inc.	10,992,972	515,351
CME Group, Inc.	122,952	68,214
JPMorgan Chase & Co.	7,591,977	337,995
Leucadia National Corp. (d)	365,803	16,234
Moody's Corp.	511,134	23,435
		1,477,074
Insurance - 4.4%
ACE Ltd.	723,514	41,790
AFLAC, Inc. (d)	1,087,067	57,952
Allstate Corp.	1,349,904	73,907
AMBAC Financial Group, Inc.	226,525	14,230
American International Group, Inc.	5,765,435	380,519
Aon Corp. (d)	652,521	28,267
Assurant, Inc.	220,529	11,366
Cincinnati Financial Corp.	381,546	16,078
Genworth Financial, Inc. Class A (non-vtg.)	983,812	28,511
Hartford Financial Services Group, Inc.	703,753	62,571
Lincoln National Corp.	601,767	36,636
Loews Corp.	990,596	46,568
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	1,234,364	$ 32,896
MBIA, Inc. (d)	290,691	17,441
MetLife, Inc.	1,648,147	105,564
Principal Financial Group, Inc.	595,136	33,024
Progressive Corp.	1,636,178	33,280
Prudential Financial, Inc.	1,039,186	93,298
SAFECO Corp.	235,979	13,692
The Chubb Corp.	892,250	45,621
The Travelers Companies, Inc.	1,475,672	74,580
Torchmark Corp.	212,243	13,066
Unum Group	801,836	19,621
XL Capital Ltd. Class A	413,247	31,489
		1,311,967
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	215,916	9,651
Archstone-Smith Trust (d)	495,409	29,130
AvalonBay Communities, Inc.	177,006	20,246
Boston Properties, Inc.	264,474	26,466
Developers Diversified Realty Corp.	277,686	14,851
Equity Residential (SBI)	646,156	26,001
General Growth Properties, Inc.	544,679	27,076
Host Hotels & Resorts, Inc.	1,160,208	25,861
Kimco Realty Corp.	504,067	21,584
Plum Creek Timber Co., Inc.	392,828	16,471
ProLogis Trust	570,260	34,307
Public Storage	272,798	20,673
Simon Property Group, Inc.	496,456	47,124
Vornado Realty Trust	290,254	30,938
		350,379
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	416,701	12,301
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	1,318,755	26,177
Fannie Mae	2,162,501	141,882
Freddie Mac	1,470,207	90,579
Hudson City Bancorp, Inc.	1,076,821	15,312
MGIC Investment Corp. (d)	184,608	5,568
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	802,527	$ 14,510
Washington Mutual, Inc.	1,975,792	72,551
		366,579
TOTAL FINANCIALS		5,837,492
HEALTH CARE - 11.5%
Biotechnology - 1.1%
Amgen, Inc. (a)	2,415,176	121,024
Biogen Idec, Inc. (a)(d)	635,042	40,528
Celgene Corp. (a)(d)	844,281	54,211
Genzyme Corp. (a)	584,171	36,458
Gilead Sciences, Inc. (a)	2,075,353	75,481
		327,702
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	120,761	7,632
Baxter International, Inc.	1,447,933	79,289
Becton, Dickinson & Co.	544,456	41,890
Boston Scientific Corp. (a)(d)	2,637,008	33,833
C.R. Bard, Inc.	229,508	19,139
Covidien Ltd. (a)	1,101,452	43,871
Hospira, Inc. (a)	346,273	13,383
Medtronic, Inc.	2,559,237	135,230
St. Jude Medical, Inc. (a)	751,886	32,760
Stryker Corp.	663,670	44,333
Varian Medical Systems, Inc. (a)	283,288	11,442
Zimmer Holdings, Inc. (a)	526,211	41,218
		504,020
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,147,647	58,427
AmerisourceBergen Corp.	400,421	19,160
Cardinal Health, Inc.	854,842	58,454
CIGNA Corp.	639,598	33,054
Coventry Health Care, Inc. (a)	347,435	19,932
Express Scripts, Inc. (a)	573,049	31,374
Humana, Inc. (a)(d)	373,445	23,934
Laboratory Corp. of America Holdings (a)(d)	261,355	20,297
Manor Care, Inc.	162,615	10,389
McKesson Corp.	656,491	37,558
Medco Health Solutions, Inc. (a)	622,579	53,199
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)	309,215	$ 11,373
Quest Diagnostics, Inc.	351,154	19,226
Tenet Healthcare Corp. (a)	1,051,240	3,564
UnitedHealth Group, Inc.	2,978,126	148,936
WellPoint, Inc. (a)	1,363,787	109,908
		658,785
Health Care Technology - 0.1%
IMS Health, Inc.	436,121	13,057
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	407,926	12,895
Millipore Corp. (a)	119,959	8,359
PerkinElmer, Inc.	266,151	7,295
Thermo Fisher Scientific, Inc. (a)(d)	937,698	50,851
Waters Corp. (a)	224,243	13,807
		93,207
Pharmaceuticals - 6.1%
Abbott Laboratories	3,423,298	177,703
Allergan, Inc.	683,415	41,012
Barr Pharmaceuticals, Inc. (a)(d)	243,906	12,410
Bristol-Myers Squibb Co.	4,373,829	127,497
Eli Lilly & Co.	2,192,660	125,749
Forest Laboratories, Inc. (a)	706,410	26,582
Johnson & Johnson	6,437,314	397,762
King Pharmaceuticals, Inc. (a)	541,516	8,139
Merck & Co., Inc.	4,816,550	241,646
Mylan Laboratories, Inc.	552,070	8,336
Pfizer, Inc.	15,597,396	387,439
Schering-Plough Corp.	3,310,021	99,367
Watson Pharmaceuticals, Inc. (a)	227,865	6,795
Wyeth	2,989,485	138,413
		1,798,850
TOTAL HEALTH CARE		3,395,621
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	899,691	70,680
Goodrich Corp.	278,168	17,569
Honeywell International, Inc.	1,732,845	97,299
L-3 Communications Holdings, Inc.	277,656	27,352
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	788,697	$ 78,191
Northrop Grumman Corp.	766,973	60,468
Precision Castparts Corp.	305,780	39,846
Raytheon Co.	986,428	60,507
Rockwell Collins, Inc.	371,905	25,613
The Boeing Co.	1,749,920	169,217
United Technologies Corp.	2,210,022	164,934
		811,676
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	380,393	18,654
FedEx Corp.	684,057	75,027
United Parcel Service, Inc. Class B	2,353,621	178,546
		272,227
Airlines - 0.1%
Southwest Airlines Co.	1,735,324	26,221
Building Products - 0.1%
American Standard Companies, Inc.	390,820	14,394
Masco Corp. (d)	839,400	21,841
		36,235
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	567,353	7,245
Avery Dennison Corp.	203,645	12,176
Cintas Corp.	299,702	10,984
Equifax, Inc.	323,286	12,453
Monster Worldwide, Inc. (a)	290,223	9,926
Pitney Bowes, Inc. (d)	488,138	21,805
R.R. Donnelley & Sons Co.	489,151	17,521
Robert Half International, Inc.	369,477	11,801
Waste Management, Inc.	1,149,937	43,318
		147,229
Construction & Engineering - 0.1%
Fluor Corp.	195,969	24,917
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	406,797	20,816
Emerson Electric Co.	1,767,394	87,009
Rockwell Automation, Inc.	350,592	24,703
		132,528
Industrial Conglomerates - 3.8%
3M Co.	1,600,583	145,637
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	22,864,411	$ 888,740
Textron, Inc.	557,577	32,529
Tyco International Ltd.	1,101,452	48,640
		1,115,546
Machinery - 1.7%
Caterpillar, Inc.	1,423,216	107,837
Cummins, Inc.	231,736	27,442
Danaher Corp.	529,117	41,091
Deere & Co.	500,002	68,030
Dover Corp.	454,292	22,442
Eaton Corp.	325,582	30,676
Illinois Tool Works, Inc.	915,568	53,259
Ingersoll-Rand Co. Ltd. Class A	670,336	34,811
ITT Corp.	403,861	27,459
PACCAR, Inc.	551,852	47,211
Pall Corp.	272,461	10,389
Parker Hannifin Corp.	257,414	27,664
Terex Corp. (a)	229,128	18,303
		516,614
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	791,434	64,225
CSX Corp.	971,539	39,833
Norfolk Southern Corp.	873,898	44,752
Ryder System, Inc.	135,897	7,440
Union Pacific Corp.	601,719	67,134
		223,384
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	157,849	14,461
TOTAL INDUSTRIALS		3,321,038
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.8%
Avaya, Inc. (a)	999,772	16,826
Ciena Corp. (a)(d)	189,768	7,188
Cisco Systems, Inc. (a)	13,492,763	430,689
Corning, Inc.	3,495,368	81,687
JDS Uniphase Corp. (a)(d)	469,346	6,834
Juniper Networks, Inc. (a)(d)	1,142,537	37,612
Motorola, Inc.	5,144,012	87,191
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	3,704,221	$ 147,761
Tellabs, Inc. (a)	972,902	10,264
		826,052
Computers & Peripherals - 4.3%
Apple, Inc. (a)	1,922,261	266,195
Dell, Inc. (a)	5,048,438	142,618
EMC Corp. (a)	4,663,609	91,687
Hewlett-Packard Co.	5,820,221	287,228
International Business Machines Corp.	3,035,860	354,255
Lexmark International, Inc. Class A (a)(d)	210,163	7,831
NCR Corp. (a)	399,809	19,898
Network Appliance, Inc. (a)	824,641	22,974
QLogic Corp. (a)	326,552	4,343
SanDisk Corp. (a)	507,181	28,433
Sun Microsystems, Inc. (a)	7,934,516	42,529
		1,267,991
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	879,978	32,031
Jabil Circuit, Inc.	398,293	8,842
Molex, Inc.	315,657	8,254
Solectron Corp. (a)	2,009,142	7,795
Tektronix, Inc.	168,740	5,425
Tyco Electronics Ltd. (a)	1,101,452	38,408
		100,755
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)(d)	366,487	11,808
eBay, Inc. (a)	2,515,726	85,786
Google, Inc. Class A (sub. vtg.) (a)	484,670	249,726
VeriSign, Inc. (a)(d)	544,797	17,542
Yahoo!, Inc. (a)	2,687,924	61,097
		425,959
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	220,387	11,026
Automatic Data Processing, Inc.	1,229,517	56,238
Cognizant Technology Solutions Corp. Class A (a)	319,483	23,485
Computer Sciences Corp. (a)	384,956	21,538
Convergys Corp. (a)	304,252	5,096
Electronic Data Systems Corp.	1,130,894	25,886
Fidelity National Information Services, Inc.	363,567	17,233
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp. (d)	1,676,602	$ 55,697
Fiserv, Inc. (a)	373,785	17,388
Paychex, Inc.	755,440	33,564
The Western Union Co.	1,717,155	32,334
Unisys Corp. (a)	772,845	5,696
		305,181
Office Electronics - 0.1%
Xerox Corp. (a)	2,083,159	35,685
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	1,223,297	15,903
Altera Corp.	789,096	18,788
Analog Devices, Inc.	726,947	26,810
Applied Materials, Inc.	3,071,284	65,603
Broadcom Corp. Class A (a)	1,033,993	35,673
Intel Corp.	12,912,149	332,488
KLA-Tencor Corp.	425,863	24,474
Linear Technology Corp. (d)	493,366	16,770
LSI Corp. (a)	1,591,374	10,965
Maxim Integrated Products, Inc.	712,702	21,388
MEMC Electronic Materials, Inc. (a)	498,679	30,629
Micron Technology, Inc. (a)(d)	1,680,931	19,247
National Semiconductor Corp.	534,266	14,062
Novellus Systems, Inc. (a)	280,817	7,686
NVIDIA Corp. (a)(d)	806,538	41,262
Teradyne, Inc. (a)(d)	421,632	6,278
Texas Instruments, Inc.	3,186,277	109,098
Xilinx, Inc.	662,018	16,928
		814,052
Software - 3.2%
Adobe Systems, Inc. (a)	1,306,786	55,865
Autodesk, Inc. (a)	513,819	23,800
BMC Software, Inc. (a)	453,291	13,880
CA, Inc.	914,163	23,028
Citrix Systems, Inc. (a)	401,332	14,588
Compuware Corp. (a)	669,283	5,428
Electronic Arts, Inc. (a)	689,041	36,478
Intuit, Inc. (a)	761,324	20,792
Microsoft Corp.	18,709,930	537,536
Novell, Inc. (a)	774,037	5,759
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	8,797,296	$ 178,409
Symantec Corp. (a)(d)	2,002,423	37,666
		953,229
TOTAL INFORMATION TECHNOLOGY		4,728,904
MATERIALS - 3.0%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	481,398	43,331
Ashland, Inc.	124,165	7,424
Dow Chemical Co.	2,118,484	90,311
E.I. du Pont de Nemours & Co.	2,052,774	100,073
Eastman Chemical Co.	186,965	12,482
Ecolab, Inc.	389,515	16,227
Hercules, Inc.	259,115	5,395
International Flavors & Fragrances, Inc.	172,571	8,668
Monsanto Co.	1,207,891	84,238
PPG Industries, Inc.	364,858	26,762
Praxair, Inc.	708,285	53,589
Rohm & Haas Co.	316,317	17,885
Sigma Aldrich Corp.	291,837	13,074
		479,459
Construction Materials - 0.0%
Vulcan Materials Co.	211,775	19,062
Containers & Packaging - 0.2%
Ball Corp.	226,895	11,885
Bemis Co., Inc.	232,453	6,943
Pactiv Corp. (a)	289,767	8,476
Sealed Air Corp.	359,033	9,496
Temple-Inland, Inc.	235,169	12,953
		49,753
Metals & Mining - 0.9%
Alcoa, Inc.	1,932,431	70,592
Allegheny Technologies, Inc.	227,022	22,564
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	834,327	72,937
Newmont Mining Corp.	1,002,530	42,367
Nucor Corp.	670,507	35,470
United States Steel Corp.	262,942	24,843
		268,773
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	968,007	$ 33,987
MeadWestvaco Corp.	409,904	12,949
Weyerhaeuser Co.	479,839	32,711
		79,647
TOTAL MATERIALS		896,694
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	13,702,338	546,312
CenturyTel, Inc.	243,407	11,679
Citizens Communications Co.	760,988	11,042
Embarq Corp.	335,727	20,956
Qwest Communications International, Inc. (a)(d)	3,452,104	30,896
Verizon Communications, Inc.	6,452,441	270,228
Windstream Corp.	1,059,500	15,130
		906,243
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	767,798	52,410
Sprint Nextel Corp.	6,430,809	121,671
		174,081
TOTAL TELECOMMUNICATION SERVICES		1,080,324
UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	368,276	19,007
American Electric Power Co., Inc.	886,221	39,419
Duke Energy Corp.	2,799,025	51,334
Edison International	724,083	38,166
Entergy Corp.	438,401	45,427
Exelon Corp.	1,494,897	105,644
FirstEnergy Corp.	677,465	41,623
FPL Group, Inc.	903,219	53,145
Pinnacle West Capital Corp.	222,770	8,875
PPL Corp.	855,833	41,303
Progress Energy, Inc.	564,931	25,919
Southern Co.	1,670,821	59,297
		529,159
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc.	100,063	$ 4,159
Questar Corp.	383,173	19,147
		23,306
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,483,637	26,869
Constellation Energy Group, Inc.	401,545	33,304
Dynegy, Inc. Class A (a)	894,047	7,233
TXU Corp.	1,020,422	68,776
		136,182
Multi-Utilities - 1.0%
Ameren Corp.	458,397	23,277
CenterPoint Energy, Inc. (d)	712,920	11,564
CMS Energy Corp.	498,915	8,142
Consolidated Edison, Inc.	601,200	27,619
Dominion Resources, Inc.	649,867	55,356
DTE Energy Co. (d)	391,286	18,707
Integrys Energy Group, Inc.	168,196	8,438
NiSource, Inc.	609,084	11,475
PG&E Corp.	781,172	34,762
Public Service Enterprise Group, Inc.	561,759	47,744
Sempra Energy	586,292	32,264
TECO Energy, Inc.	465,791	7,378
Xcel Energy, Inc.	908,773	18,730
		305,456
TOTAL UTILITIES		994,103
TOTAL COMMON STOCKS (Cost $19,179,182)		29,097,022
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.91% to 4.8% 9/27/07 (e) (Cost $20,433)	$ 20,500	20,449
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	338,918,732	$ 338,919
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	805,168,887	805,169
TOTAL MONEY MARKET FUNDS (Cost $1,144,088)		1,144,088
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $20,343,703)		30,261,559
NET OTHER ASSETS - (2.4)%		(701,888)
NET ASSETS - 100%		$ 29,559,671
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,257 S&P 500 Index Contracts	Sept. 2007	$ 464,053	$ (5,672)

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,454,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,382
Fidelity Securities Lending Cash Central Fund	953
Total	$ 15,335
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $54,313,000 of which $13,351,000 and $40,962,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $795,407) - See accompanying schedule: Unaffiliated issuers (cost $19,199,615)	$ 29,117,471
Fidelity Central Funds (cost $1,144,088)	1,144,088
Total Investments (cost $20,343,703)		$ 30,261,559
Receivable for investments sold		2,411
Receivable for fund shares sold		69,208
Dividends receivable		55,072
Distributions receivable from Fidelity Central Funds		1,712
Receivable for daily variation on futures contracts		4,480
Other receivables		408
Total assets		30,394,850

Liabilities
Payable for investments purchased	$ 1,995
Payable for fund shares redeemed	25,329
Accrued management fee	1,697
Other affiliated payables	581
Other payables and accrued expenses	408
Collateral on securities loaned, at value	805,169
Total liabilities		835,179

Net Assets		$ 29,559,671
Net Assets consist of:
Paid in capital		$ 19,625,728
Undistributed net investment income		96,839
Accumulated undistributed net realized gain (loss) on investments		(75,080)
Net unrealized appreciation (depreciation) on investments		9,912,184
Net Assets		$ 29,559,671

Investor Class: Net Asset Value, offering price and redemption price per share ($23,191,963 ÷ 443,320 shares)		$ 52.31
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,367,708 ÷ 121,715 shares)		$ 52.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 258,717
Interest		632
Income from Fidelity Central Funds		15,335
Total income		274,684

Expenses
Management fee	$ 10,156
Transfer agent fees	3,491
Independent trustees' compensation	47
Miscellaneous	30
Total expenses before reductions	13,724
Expense reductions	(1,457)	12,267
Net investment income (loss)		262,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,361
Futures contracts	38,055
Total net realized gain (loss)		112,416
Change in net unrealized appreciation (depreciation) on: Investment securities	1,162,575
Futures contracts	3,652
Total change in net unrealized appreciation (depreciation)		1,166,227
Net gain (loss)		1,278,643
Net increase (decrease) in net assets resulting from operations		$ 1,541,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,417	$ 474,276
Net realized gain (loss)	112,416	279,302
Change in net unrealized appreciation (depreciation)	1,166,227	2,094,762
Net increase (decrease) in net assets resulting from operations	1,541,060	2,848,340
Distributions to shareholders from net investment income	(256,658)	(460,358)
Share transactions - net increase (decrease)	981,533	862,483
Total increase (decrease) in net assets	2,265,935	3,250,465

Net Assets
Beginning of period	27,293,736	24,043,271
End of period (including undistributed net investment income of $96,839 and undistributed net investment income of $91,080, respectively)	$ 29,559,671	$ 27,293,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31,2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.45	$ 42.68	$ 40.67	$ 29.87	$ 39.26
Income from Investment Operations
Net investment income (loss)D	.47	.88	.77	.77G	.55	.51
Net realized and unrealized gain (loss)	2.36	4.47	2.75	1.98	10.79	(9.39)
Total from investment operations	2.83	5.35	3.52	2.75	11.34	(8.88)
Distributions from net investment income	(.46)	(.86)	(.75)	(.74)	(.54)	(.51)
Net asset value, end of period	$ 52.31	$ 49.94	$ 45.45	$ 42.68	$ 40.67	$ 29.87
Total ReturnB,C	5.67%	11.90%	8.36%	6.85%	38.29%	(22.79)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.10%A	.10%	.10%	.40%	.40%	.39%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.14%	.19%	.19%
Expenses net of all reductions	.09%A	.09%	.09%	.14%	.19%	.19%
Net investment income (loss)	1.80%A	1.87%	1.79%	1.91%G	1.55%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 23,192	$ 22,206	$ 20,619	$ 21,133	$ 18,562	$ 12,349
Portfolio turnover rateF	5%A	7%	6%	5%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss)D	.48	.90	.33
Net realized and unrealized gain (loss)	2.37	4.46	3.33
Total from investment operations	2.85	5.36	3.66
Distributions from net investment income	(.47)	(.87)	(.22)
Net asset value, end of period	$ 52.32	$ 49.94	$ 45.45
Total ReturnB,C	5.70%	11.93%	8.73%
Ratios to Average Net AssetsE,H
Expenses before reductions	.07%A	.07%	.07% A
Expenses net of fee waivers, if any	.07%A	.07%	.07% A
Expenses net of all reductions	.06%A	.06%	.07% A
Net investment income (loss)	1.83%A	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,368	$ 5,088	$ 3,425
Portfolio turnover rateF	5%A	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,370,703
Unrealized depreciation	(1,587,795)
Net unrealized appreciation (depreciation)	$ 9,782,908
Cost for federal income tax purposes	$ 20,478,651

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and redemption in-kind transactions aggregated $1,854,720 and $579,083, respectively.

Securities delivered through in-kind redemptions aggregated $82,742. Realized gain (loss) of $57,566 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $953.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $39 and reduced transfer agent fee by $1,418.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Investor Class	$ 204,392	$ 384,752
Fidelity Advantage Class	52,266	75,606
Total	$ 256,658	$ 460,358

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Investor Class
Shares sold	49,939	97,925	$ 2,605,024	$ 4,656,371
Reinvestment of distributions	3,871	8,100	203,187	381,810
Shares redeemed	(55,169)	(114,995)	(2,891,967)	(5,446,297)
Net increase (decrease)	(1,359)	(8,970)	$ (83,756)	$ (408,116)
Fidelity Advantage Class
Shares sold	28,477	45,458	$ 1,516,971	$ 2,163,291
Reinvestment of distributions	951	1,537	50,079	72,714
Shares redeemed	(9,597)	(20,453)	(501,761)	(965,406)
Net increase (decrease)	19,831	26,542	$ 1,065,289	$ 1,270,599

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan U.S. Equity Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of Investor Class of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Spartan U.S. Equity Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-USAN-1007
1.790946.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007